Semiannual Report

                    MAINSTAY(R) INSTITUTIONAL FUNDS INC.

               UNAUDITED APRIL 30, 2000

                    Growth Equity Fund

                    Indexed Equity Fund

                    Value Equity Fund

                    Asset Manager Fund

                    International Equity Fund

                    EAFE Index Fund

                    International Bond Fund

                    Bond Fund

                    Indexed Bond Fund

                    Short-Term Bond Fund

                    Money Market Fund

[MAINSTAY INVESTMENTS LOGO]

PERFORMANCE HIGHLIGHTS

                                                          TOTAL RETURNS*
                                      INDIVIDUAL YEARS ENDED DECEMBER 31
                                                                                      TEN       SIX
                                                                                    MONTHS    MONTHS
                                                                                     ENDED     ENDED
                                                                                    OCT 31,   APR 30,
FUNDS                          1993     1994     1995     1996     1997     1998     1999      2000
GROWTH FUNDS
 Growth Equity                 9.59%   -2.23%   37.88%   21.62%   24.73%   40.50%     9.96%    14.58%
  (Institutional Class)(+)
 Growth Equity (Service        9.59    -2.23    37.50    21.29    24.50    40.18      9.74     14.42
  Class)(++)
 INDEXED EQUITY                9.41     0.90    36.88    22.57    32.88    28.62     11.80      7.03
  (INSTITUTIONAL CLASS)(+)
 INDEXED EQUITY (SERVICE       9.41     0.90    36.70    22.21    32.60    28.24     11.60      6.88
  CLASS)(++)

 GROWTH AND INCOME FUNDS
 Value Equity (Institutional  14.90%    1.22%   29.42%   22.41%   22.63%   -8.10%     7.91%    -0.78%
  Class)(+)
 Value Equity (Service        14.90     1.22    29.32    22.10    22.28    -8.30      7.65     -0.92
  Class)(++)
 ASSET MANAGER                 8.79    -0.86    26.81    16.16    26.69    21.31      5.58      8.40
  (INSTITUTIONAL CLASS)(+#)
 ASSET MANAGER (SERVICE        8.79    -0.86    26.70    15.89    26.30    21.00      5.31      8.33
  CLASS)(++#)

 INTERNATIONAL FUNDS
 International Equity         25.03%    8.36%    7.17%   12.09%    5.44%   22.41%    11.23%     4.25%
  (Institutional
  Class)(sec.)
 International Equity         25.03     8.36     6.86    11.59     4.88    22.20     10.96      4.13
  (Service Class)(sec.)
 EAFE Index (Institutional    28.97     6.83     9.03     6.45     0.40    19.15     12.31      5.85
  Class)(+)
 EAFE Index (Service          28.97     6.83     8.63     6.37     0.08    18.83     12.08      5.80
  Class)(++)
 INTERNATIONAL BOND           14.56     3.11    18.46    14.32     2.62    12.53     -5.33     -9.09
  (INSTITUTIONAL
  CLASS)(SEC.)
 INTERNATIONAL BOND (SERVICE  14.56     3.11    18.26    14.08     2.27    12.30     -5.50     -9.23
  CLASS)(SEC.)

 INCOME FUNDS
 Bond (Institutional           9.74%   -3.31%   17.88%    2.80%    8.57%    7.93%    -1.61%     0.54%
  Class)(+)
 Bond (Service Class)(++)      9.74    -3.31    17.55     2.62     8.21     7.73     -1.92      0.50
 INDEXED BOND (INSTITUTIONAL   9.64    -3.44    18.07     2.55     9.01     8.21     -1.56      1.47
  CLASS)(+)
 INDEXED BOND (SERVICE         9.64    -3.44    17.97     2.34     8.75     7.86     -1.65      1.37
  CLASS)(++)
 Short-Term Bond               5.67     0.11    10.27     4.81     6.13     6.37      2.12      1.63
  (Institutional Class)(+)
 Short-Term Bond (Service      5.67     0.11    10.07     4.46     5.98     5.98      1.91      1.58
  Class)(++)
 MONEY MARKET (II)             2.89     3.88     5.63     5.11     5.27     5.25      3.96      2.75
  (Institutional Class)(+)
 MONEY MARKET (II) (Service    2.89     3.88     5.46     4.85     5.01     4.99      3.74      2.62
  Class)(++)
 MONEY MARKET (II) (Sweep      2.89     3.88     5.46     4.85     5.01     4.99      3.53      2.50
  Shares Class)(++)

PERFORMANCE HIGHLIGHTS
                                      AVERAGE ANNUAL
                                      TOTAL RETURNS
                                   AS OF APRIL 30, 2000

                                                     SINCE
FUNDS                          1 YEAR    5 YEARS   INCEPTION
GROWTH FUNDS
 Growth Equity                  22.23%    27.57%     23.17%
  (Institutional Class)(+)
 Growth Equity (Service         21.95     27.27      23.00
  Class)(++)
 INDEXED EQUITY                  9.91     24.90      19.48
  (INSTITUTIONAL CLASS)(+)
 INDEXED EQUITY (SERVICE         9.63     24.59      19.32
  CLASS)(++)
 GROWTH AND INCOME FUNDS
 Value Equity (Institutional    -4.83%    11.56%     14.93%
  Class)(+)
 Value Equity (Service          -5.11     11.27      14.78
  Class)(++)
 ASSET MANAGER                   8.52     19.07      14.46
  (INSTITUTIONAL CLASS)(+#)
 ASSET MANAGER (SERVICE          8.29     18.76      14.31
  CLASS)(++#)
 INTERNATIONAL FUNDS
 International Equity           10.79%    12.49%     11.37%
  (Institutional
  Class)(sec.)
 International Equity           10.46     12.11      11.11
  (Service Class)(sec.)
 EAFE Index (Institutional      12.02      9.50       8.80
  Class)(+)
 EAFE Index (Service            11.81      9.21       8.65
  Class)(++)
 INTERNATIONAL BOND             -9.75      4.18       7.16
  (INSTITUTIONAL
  CLASS)(SEC.)
 INTERNATIONAL BOND (SERVICE   -10.04      3.91       7.03
  CLASS)(SEC.)
 INCOME FUNDS
 Bond (Institutional            -0.38%     5.80%      6.55%
  Class)(+)
 Bond (Service Class)(++)       -0.53      5.55       6.40
 INDEXED BOND (INSTITUTIONAL     0.90      6.07       6.84
  CLASS)(+)
 INDEXED BOND (SERVICE           0.81      5.81       6.72
  CLASS)(++)
 Short-Term Bond                 3.02      5.39       5.77
  (Institutional Class)(+)
 Short-Term Bond (Service        2.76      5.14       5.63
  Class)(++)
 MONEY MARKET (II)               5.19      5.23       4.75
  (Institutional Class)(+)
 MONEY MARKET (II) (Service      4.93      4.97       4.61
  Class)(++)
 MONEY MARKET (II) (Sweep        4.67      4.90       4.58
  Shares Class)(++)

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO
CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS THAN THAT SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE
SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
Performance figures (through 1993 for MainStay Institutional
Value Equity Fund and MainStay Institutional Growth Equity Fund, 1996 for MainStay Institutional Asset Manager Fund, and 1998 for MainStay Institutional International Equity Fund) reflect certain fee waivers and/or expense limitations. As a result, total return figures, which take into account these fee waivers and/or expense limitations, may have been lower had they not been in effect. The fee waivers and expense limitations are voluntary and may be terminated at any time.
See prospectuses for more detailed information. The Funds' prospectuses contain more information about advisory fees, other expenses, and information about share classes. Please read them carefully before you invest or send money.
Foreign investing may be subject to greater risks than domestic investing. These may include securities markets that are less efficient, less liquid, and more volatile than those in the United States, as well as foreign currency fluctuations and different governmental regulatory concerns.
The views of the Funds' management and portfolio holdings are as of April 30, 2000; views and portfolio holdings may have changed subsequently. Nothing in this report is a recommendation to purchase or sell securities.
* Total return includes the change in share price and reinvestment of capital gain distributions and dividends.
(+) The inception date of these Institutional Class shares is 1/2/91.
(++) Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Funds' inception (1/2/91) up to 12/31/94. Performance figures for the Sweep Shares Class, first offered to the public on 12/8/98, include the historical performance of the Service Class from the Service Class's inception (1/1/95) up to 12/7/98. Performance figures for these classes after these dates will vary based on differences in their expense structures.
(sec.) Performance figures and inception dates for the MainStay
       Institutional International Equity and MainStay Institutional International Bond Funds include the historical performance of the predecessor subaccounts, whose inception dates were 7/31/92 and 1/31/90, respectively. These Funds commenced operations on 1/1/95. MacKay Shields LLC, the Funds' investment subadvisor, served as investment advisor to the Separate Accounts, and the investment objectives, policies, restrictions, guidelines, and management style of the Separate Accounts were substantially similar to those of the respective Funds. Performance figures for the period prior to 1/1/95 have been calculated using the Separate Accounts' expense structures, which generally were higher than the expense structure of the Funds. The Separate Accounts were not registered under the Investment Company Act of 1940 (1940 Act) and therefore were not subject to certain investment restrictions imposed under the 1940 Act. If the Separate Accounts had been registered under the 1940 Act, the Separate Accounts' performance may have been adversely affected.
(II) MainStay Institutional Money Market Fund had an effective 7-day yield with a current 7-day yield of 5.81% and 5.65%, respectively, for the Institutional Class; 5.55% and 5.40%, respectively, for the Service Class; and 5.29% and 5.15%, respectively, for the Sweep Shares Class; all as of 4/30/00. These yields reflect certain expense limitations. Had these expenses not been limited, the effective 7-day yield and the current 7-day yield would have been 5.74% and 5.58%, respectively, for the Institutional Class; 5.48% and 5.33%, respectively, for the Service Class; and 5.21% and 5.08%, respectively, for the Sweep Shares Class. These expense limitations are voluntary and may be terminated or revised at any time.
       Investments in MainStay Institutional Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
(#) Effective 5/1/99, MainStay Institutional Multi-Asset Fund was renamed MainStay Institutional Asset Manager Fund.

  NOT FDIC INSURED.     NO BANK GUARANTEE.     MAY LOSE VALUE.

                              TABLE OF CONTENTS

                              Chairman's Letter 2

                              Portfolio Managements' Discussions and Analyses and
                              Financial Statements 3

                              GROWTH FUNDS
                              Growth Equity Fund 3
                              Indexed Equity Fund 12

                              GROWTH AND INCOME FUNDS
                              Value Equity Fund 28
                              Asset Manager Fund 38

                              INTERNATIONAL FUNDS
                              International Equity Fund 68
                              EAFE Index Fund 82
                              International Bond Fund 98

                              INCOME FUNDS
                              Bond Fund 108
                              Indexed Bond Fund 118
                              Short-Term Bond Fund 128
                              Money Market Fund 138

                              Note 1 Organization and Business 148
                              Note 2 Significant Accounting Policies 149
                              Note 3 Fees and Related Party Policies 158
                              Note 4 Federal Income Tax 161
                              Note 5 Financial Investments 162
                              Note 6 Line of Credit 162
                              Note 7 Purchases and Sales of Securities 164
                              Note 8 Capital Share Transactions 164

CHAIRMAN'S LETTER
--------------------------------------------------------------------------------

Report to shareholders for the period
November 1, 1999, through April 30, 2000.

As the twentieth century came to a close, the stock market continued to advance, showing little regard for Y2K concerns. During November and December 1999, equity investors saw strength in both the broad market and the small-cap sector.

Following a relatively smooth transition into the year 2000, volatility became the order of the day. The Federal Reserve continued to tighten monetary policy and many investors watched for signs of impending inflation. Technology stocks soared to new highs through early March, but later gave up much of the ground they had gained. Large-cap indices and averages declined early in the new year, recovered in March, then plummeted in mid-April.

A number of forces and events can be traced as contributing factors. Strong fourth-quarter earnings and the absence of Y2K computer problems had positive effects but were overshadowed by the market's fixation on inflation reports and the Federal Reserve. The unprecedented valuations of stocks, particularly in the technology and biotech sectors, had been of concern for some time due to high levels of margin debt and decreased liquidity. None of these circumstances alone--but all of them together--helped precipitate the turmoil.

It is important to keep in mind that, as unsettling as the recent declines are, they follow a period of tremendous stock price appreciation.

Through it all, MainStay(R) Institutional Funds Inc. remained focused on the long-term. Each of our Funds follows a disciplined investment process that is consistently applied in all market environments. We continued to seek competitive performance, provide a high level of customer service, and reflect the integrity our clients have come to expect from a leader in the mutual fund industry.

While markets may rise and fall, we believe that consistent application of sound investment disciplines is the best way to serve our clients and help them pursue their individual investment goals.

This semiannual report outlines the events that affected your MainStay Institutional Funds during the six months ended April 30, 2000. Whether you're investing for your retirement, your business, or simply seeking to increase your wealth, at MainStay Institutional Funds we look forward to serving you for many years to come.

Sincerely,

/s/ STEPHEN C. ROUSSIN

Stephen C. Roussin
May 2000

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

GROWTH EQUITY FUND
--------------------------------------------------------------------------------

The Federal Reserve moved to raise interest rates three times during the six months ended April 30, 2000, causing equity investors to face many ups and downs. Despite strength in November and December 1999, the vast majority of large-cap stocks generally declined in January and February, only to rebound in March then plummet in mid-April 2000. Technology issues took a different course, steadily climbing to record highs in March before selling off through mid-April.

The different trajectories of more traditional large-cap issues and technology-related "new economy" stocks may suggest that new dynamics are affecting the market. Even so, all companies' growth prospects are affected by, among other things, the cost of capital, the level of consumer spending, and the outlook for inflation. What appears to have changed is the market's attitude about which companies can successfully cope with shifting market conditions. The uniform stock market decline that followed an unusually negative inflation report in mid-April indicates that investors recognize limiting factors for both old- and new-economy stocks.

PERFORMANCE REVIEW

For the six months ended April 30, 2000, MainStay Institutional Growth Equity Fund returned 14.58% for Institutional Class shares and 14.42% for Service Class shares. Both share classes underperformed the 20.88% return of the average Lipper(1) large-cap growth fund for the same period. During the six-month reporting period, both share classes more than doubled the 7.19% return of the S&P 500 Index.(2)

Both of the Fund's share classes were rated four stars overall out of 3,606 domestic equity funds by Morningstar(3) as of April 30, 2000. Both share classes were rated four stars out of 3,606 domestic equity funds for the three-year period then ended and four stars out of 2,294 domestic equity funds for the five-year period then ended.

CLOSING THE MILLENNIUM ON A POSITIVE NOTE

In the last two months of 1999, the Fund benefited from its strong commitment to technology stocks, with more technology investments than the S&P 500 Index. Among the Fund's strongest performers in November and December 1999 were Sun Microsystems, EMC Corp., and Oracle. Additionally, JDS Uniphase, an optical transmission technology company, which was a relatively new holding at the time, showed outstanding performance in the last two months of 1999.

A STRONG FIRST CALENDAR QUARTER

During the first calendar quarter of 2000, the Fund returned more than twice as much as the S&P 500. Within this period, the Fund benefited from advances in capital goods stocks, including Corning and Tyco International. At the end of March 2000, the Fund held three times the S&P 500 weighting in consumer cyclicals, with stocks such as Time Warner, Circuit City, and Harley-Davidson among the portfolio's stronger performers for the first calendar quarter of 2000.

--------------------------------------------------------------------------------
(1) Lipper Inc. is an independent fund performance monitor. Its rankings are based on total returns with capital gains and dividends reinvested.
(2) "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500 is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. Returns assume the reinvestment of all income and capital gain distributions. An investment cannot be made directly into an index.
(3) Morningstar, Inc. is an independent fund performance monitor. Its ratings reflect historic risk-adjusted performance, taking fees and sales charges into account, and may change monthly. Its ratings of one (low) to five
    (high) stars are based on a fund's three-, five-, and 10-year average annual returns (if applicable) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. The top 10% of funds in a broad asset class receive five stars, the next 22.5% receive four stars, the middle 35% receive three stars, the next 22.5% receive two stars, and the bottom 10% receive one star. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Among technology stocks, the Fund benefited from strength in Texas Instruments, Cisco Systems, and Intel, all of which contributed positively to the Fund's performance from January through March of 2000.

FACING CHALLENGES IN APRIL

April 2000 was a difficult period for the Fund, as economic figures released during the month suggested that the economy was not slowing despite a series of rate hikes by the Federal Reserve. With investors uneasy about inflation reports and various developments in the technology sector, old-economy stocks began to outperform new-economy issues in April.

Technology stocks, the worst-performing sector in April 2000, led the market's volatility. A disappointing earnings report at Motorola, the Microsoft antitrust decision, and negative inflation reports combined to send technology stocks spiraling downward for the month. The Fund's position in PE Biosystems fell 38% in April on a mediocre earnings release. Cisco Systems, the Fund's largest position at the end of April 2000, was down 11% for the one-month period. Cyclical stocks also declined in April, with the Fund's position in Time Warner losing 10% of its value during the month. The Fund's communication services stocks also lost ground, with Global Crossing, Nextel, and VoiceStream Wireless each down more than 20% in April. Despite these disappointments, we believe these issues continue to have positive long-term prospects and we continue to hold them in the Fund's portfolio.

LOOKING AHEAD

In the coming months, we believe that the Federal Reserve will continue to raise interest rates, perhaps two more times before year end. Such efforts to slow economic growth and keep inflation in check may eventually put pressure on price-earnings multiples, reducing growth prospects in the equity market. Should this happen, we still believe that careful stock selection may help identify companies with the most appealing outlook.

Whatever the economy or the markets may bring, the Fund will continue to seek long-term growth of capital. Dividend income, if any, will remain an incidental consideration.

RUDOLPH C. CARRYL
EDMUND C. SPELMAN
Portfolio Managers
MacKay Shields LLC

--------------------------------------------------------------------------------
Past performance is no guarantee of future results.

The Fund's net asset value will fluctuate and you could lose money by investing in the Fund. Stocks of growth companies may decline significantly if earnings expectations--which are generally higher than expectations for nongrowth companies--are not reached. Growth stocks typically lack the dividend yield that can cushion stock prices in down markets.

                  $250,000 INVESTED IN MAINSTAY INSTITUTIONAL
                      GROWTH EQUITY FUND VS S&P 500 INDEX
                           INSTITUTIONAL CLASS SHARES
[INSTITUTIONAL CLASS SHARES GRAPH]

                                                                       S&P 500 INDEX                    GROWTH EQUITY FUND
                                                                       -------------                    ------------------
1/2/91                                                                 $250000.00000                      $250000.00000
91                                                                     $326169.00000                      $417500.00000
92                                                                     $351004.00000                      $441009.00000
93                                                                     $386397.00000                      $483314.00000
94                                                                     $391491.00000                      $472535.00000
95                                                                     $538653.00000                      $651552.00000
96                                                                     $662317.00000                      $792393.00000
97                                                                     $883274.00000                      $988384.00000
98                                                                     $1.13568e+006                      $1.38870e+006
99                                                                     $1.37482e+006                      $1.74060e+006
00 as of 4/30/00                                                       $1.36410e+006                      $1.74965e+006

Source: Lipper Inc.

THESE GRAPHS ASSUME A $250,000 INVESTMENT MADE ON 1/2/91.

                  $250,000 INVESTED IN MAINSTAY INSTITUTIONAL
                      GROWTH EQUITY FUND VS S&P 500 INDEX
                              SERVICE CLASS SHARES
[SERVICE CLASS SHARES GRAPH]

                                                                       S&P 500 INDEX                    GROWTH EQUITY FUND
                                                                       -------------                    ------------------
1/2/91                                                                 $250000.00000                      $250000.00000
91                                                                     $326169.00000                      $417500.00000
92                                                                     $351004.00000                      $441009.00000
93                                                                     $386397.00000                      $483314.00000
94                                                                     $391491.00000                      $472535.00000
95                                                                     $538653.00000                      $649752.00000
96                                                                     $662317.00000                      $788082.00000
97                                                                     $883274.00000                      $981124.00000
98                                                                     $1.13568e+006                      $1.37529e+006
99                                                                     $1.37482e+006                      $1.71952e+006
00 as of 4/30/00                                                       $1.36410e+006                      $1.72685e+006

                                           TOTAL RETURN(*)           AVERAGE ANNUAL TOTAL RETURN(*)
             PERFORMANCE                 AS OF APRIL 30, 2000             AS OF APRIL 30, 2000
--------------------------------------------------------------------------------------------------------
                                        Six-month period
                                                                 One year   Five years   Since inception
--------------------------------------------------------------------------------------------------------
Growth Equity Fund Institutional Class          14.58%            22.23%      27.57%          23.17%
Growth Equity Fund Service Class(+)             14.42             21.95       27.27           23.00
Average Lipper large-cap growth
 fund(++)                                       20.88             30.29       27.35           21.19
S&P 500 Index(sec.)                              7.19             10.13       25.26           20.28

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
[PERFORMANCE CHART]

                                                                         YEAR ENDED
                                                                         DECEMBER 31
                       1991          1992         1993         1994         1995         1996         1997         1998
                       ----          ----         ----         ----         ----         ----         ----         ----
TOTAL RETURN*          67%           5.63%        9.59%        -2.23%       37.88%       21.62%       24.73%      40.50%

                      TEN              SIX
                     MONTHS           MONTHS
                     ENDED             ENDED
                   OCTOBER 31         APRIL 30
                      1999              2000
                      ----              ----
TOTAL RETURN          9.96%            14.58%

--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS THAN THAT SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(*) Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25% on an annualized basis of the average daily net asset value of the Service Class shares.

(+) Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to 12/31/94. Performance figures for these two classes will vary after this date based on differences in their expense structures.

(++) Lipper Inc. is an independent monitor of mutual fund performance. Its rankings are based on total returns with capital gains and dividends reinvested.

(sec.) "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P
       500 is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. Returns assume the reinvestment of all income and capital gain distributions. An investment cannot be made directly into an index.

GROWTH EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2000 (Unaudited)

COMMON STOCKS (99.6%)+
                                 SHARES          VALUE
                               ---------------------------
BIOTECHNOLOGY (1.5%)
Genentech, Inc. (a)..........      120,000   $   14,040,000
MedImmune, Inc. (a)..........       32,600        5,213,963
                                             --------------
                                                 19,253,963
                                             --------------
BROADCAST/MEDIA (7.1%)
AMFM Inc. (a)................      233,000       15,465,375
CBS Corp. (a)................      421,900       24,786,625
Clear Channel
 Communications, Inc. (a)....      298,000       21,456,000
Comcast Corp. Class A (a)....      326,700       13,088,419
USA Networks, Inc. (a).......      566,200       13,022,600
                                             --------------
                                                 87,819,019
                                             --------------
COMMUNICATIONS--EQUIPMENT (9.5%)
Cisco Systems, Inc. (a)......      804,100       55,746,725
JDS Uniphase Corp. (a).......      142,000       14,732,500
Lucent Technologies Inc. ....      235,500       14,645,156
Nokia OYJ PLC ADR (b)........      232,000       13,195,000
Tellabs, Inc. (a)............      350,000       19,184,375
                                             --------------
                                                117,503,756
                                             --------------
COMPUTER SOFTWARE & SERVICES (6.8%)
Microsoft Corp. (a)..........      465,000       32,433,750
Oracle Corp. (a).............      640,474       51,197,890
                                             --------------
                                                 83,631,640
                                             --------------
COMPUTER SYSTEMS (8.3%)
Compaq Computer Corp. .......      207,100        6,057,675
EMC Corp. (a)................      347,000       48,211,312
Sun Microsystems, Inc. (a)...      519,800       47,789,113
                                             --------------
                                                102,058,100
                                             --------------
ELECTRIC POWER COMPANIES (2.4%)
AES Corp. (The) (a)..........      328,800       29,571,450
                                             --------------
ELECTRICAL EQUIPMENT (1.8%)
General Electric Co. ........      138,500       21,779,125
                                             --------------
ELECTRONICS--INSTRUMENTATION (0.5%)
PE Corp-PE Biosystems Group        100,000        6,000,000
                                             --------------
ELECTRONICS--SEMICONDUCTORS (11.7%)
Analog Devices, Inc. (a).....      147,400       11,322,163
Applied Materials, Inc. (a)..      128,600       13,093,087
Intel Corp. .................      359,800       45,627,138
Motorola, Inc. ..............      218,200       25,979,437
Texas Instruments Inc. ......      298,800       48,667,050
                                             --------------
                                                144,688,875
                                             --------------
ENTERTAINMENT (2.2%)
Time Warner Inc. ............      298,200       26,819,362
                                             --------------
FINANCE (2.6%)
Citigroup Inc. ..............      534,895       31,792,822
                                             --------------

                                 SHARES          VALUE
                               ---------------------------

HEALTH CARE--DRUGS (2.8%)
Merck & Co., Inc. ...........      245,300   $   17,048,350
Schering-Plough Corp. .......      430,700       17,362,594
                                             --------------
                                                 34,410,944
                                             --------------
HEALTH CARE--MEDICAL PRODUCTS (4.0%)
Guidant Corp. (a)............      391,400       22,456,575
Medtronic, Inc. .............      522,400       27,132,150
                                             --------------
                                                 49,588,725
                                             --------------
HEALTH CARE--MISCELLANEOUS (2.1%)
Amgen Inc. (a)...............      326,900       18,306,400
Bristol-Myers Squibb Co. ....      141,700        7,430,394
                                             --------------
                                                 25,736,794
                                             --------------
HOUSEHOLD PRODUCTS (2.0%)
Colgate-Palmolive Co. .......      431,900       24,672,287
                                             --------------
INSURANCE (3.1%)
American International Group,
 Inc. .......................      218,762       23,995,457
Marsh & McLennan Cos.,
 Inc. .......................      142,900       14,084,581
                                             --------------
                                                 38,080,038
                                             --------------
INVESTMENT BANK/BROKERAGE (0.9%)
Goldman Sachs Group, Inc.
 (The).......................      123,400       11,507,050
                                             --------------
LEISURE TIME (2.6%)
Harley-Davidson, Inc. .......      797,800       31,762,413
                                             --------------
MANUFACTURING (6.4%)
Corning Inc. ................      229,000       45,227,500
Tyco International Ltd. .....      738,600       33,929,438
                                             --------------
                                                 79,156,938
                                             --------------
NATURAL GAS DISTRIBUTORS
 & PIPELINES (1.6%)
Enron Corp. .................      289,900       20,202,406
                                             --------------
PERSONAL LOANS (1.4%)
Providian Financial Corp. ...      195,550       17,220,622
                                             --------------
RETAIL (11.0%)
Bed Bath & Beyond Inc. (a)...      409,400       15,019,862
Circuit City Stores-Circuit
 City Group..................      476,400       28,018,275
CVS Corp. ...................      230,000       10,005,000
Home Depot, Inc. (The).......      549,750       30,820,359
Kohl's Corp. (a).............      760,000       36,480,000
Staples, Inc. (a)............      831,000       15,840,938
                                             --------------
                                                136,184,434
                                             --------------
RETAIL--INTERNET (0.4%)
Priceline.com Inc. (a).......       69,300        4,383,225
                                             --------------
SPECIALIZED SERVICES (1.4%)
Omnicom Group Inc. ..........      193,300       17,602,381
                                             --------------

------------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                 COMMON STOCKS (CONTINUED)

                                 SHARES          VALUE
                               ---------------------------
TELECOMMUNICATIONS (4.0%)
AT&T Corp. ..................      190,000   $    6,044,375
Global Crossing Ltd. (a).....      219,100        6,901,650
MCI WorldCom, Inc. (a).......      613,632       27,881,904
Nextel Communications Inc.
 Class A (a).................       66,000        7,222,875
VoiceStream Wireless
 Corp. (a)...................       19,000        1,881,000
                                             --------------
                                                 49,931,804
                                             --------------
TELEPHONE (1.5%)
ALLTEL Corp. ................      272,500       18,155,313
                                             --------------
Total Common Stocks (Cost
 $648,261,600)...............                 1,229,513,486
                                             --------------
SHORT-TERM INVESTMENT (0.9%)
                                PRINCIPAL
                                 AMOUNT
                               -----------
COMMERCIAL PAPER (0.9%)
UBS Finance Delaware LLC
 6.04%, due 5/1/00...........  $11,430,000       11,426,164
                                             --------------
Total Short-Term Investment
 (Cost $11,426,164)..........                    11,426,164
                                             --------------
Total Investments
 (Cost $659,687,764) (c).....        100.5%   1,240,939,650(d)
Liabilities in Excess of
 Cash, and Other Assets......         (0.5)      (6,340,289)
                               -----------   --------------
Net Assets...................        100.0%  $1,234,599,361
                               ===========   ==============

------------
(a) Non-income producing security.
(b) ADR--American Depository Receipt.
(c) The cost stated also represents the aggregate cost for Federal income tax purposes.
(d) At April 30, 2000, net unrealized appreciation was $581,251,886, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $610,469,683 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $29,217,797.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2000 (Unaudited)


ASSETS:
 Investment in securities, at value (identified
   cost $659,687,764)...........................  $1,240,939,650
 Cash...........................................           1,244
 Receivables:
   Investment securities sold...................      11,135,000
   Dividends....................................         310,707
   Fund shares sold.............................         281,916
                                                  --------------
       Total assets.............................   1,252,668,517
                                                  --------------
LIABILITIES:
 Payables:
   Investment securities purchased..............      17,029,247
   MainStay Management..........................         792,290
   Transfer agent...............................          75,569
   Custodian....................................          17,980
   Fund shares redeemed.........................           7,488
 Accrued expenses...............................         146,582
                                                  --------------
       Total liabilities........................      18,069,156
                                                  --------------
 Net assets.....................................  $1,234,599,361
                                                  ==============
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share)
   1 billion shares authorized
   Institutional Class..........................  $       31,592
   Institutional Service Class..................             668
 Additional paid-in capital.....................     548,661,302
 Accumulated net investment loss................      (2,737,216)
 Accumulated undistributed net realized gain on
   investments..................................     107,391,129
 Net unrealized appreciation on investments.....     581,251,886
                                                  --------------
 Net assets.....................................  $1,234,599,361
                                                  ==============
Institutional Class
 Net assets applicable to outstanding shares....  $1,209,427,003
                                                  ==============
 Shares of capital stock outstanding............      31,591,935
                                                  ==============
 Net asset value per share outstanding..........  $        38.28
                                                  ==============
Institutional Service Class
 Net assets applicable to outstanding shares....  $   25,172,358
                                                  ==============
 Shares of capital stock outstanding............         667,702
                                                  ==============
 Net asset value per share outstanding..........  $        37.70
                                                  ==============

STATEMENT OF OPERATIONS
For the six months ended April 30, 2000 (Unaudited)


INVESTMENT INCOME:
 Income:
   Dividends (a)................................  $    2,311,106
   Interest.....................................         427,626
                                                  --------------
       Total income.............................       2,738,732
                                                  --------------
 Expenses:
   Management...................................       4,996,541
   Transfer agent...............................         245,198
   Professional.................................          54,260
   Custodian....................................          46,623
   Shareholder communication....................          39,247
   Service......................................          31,646
   Directors....................................          11,228
   Registration.................................           8,378
   Miscellaneous................................          42,827
                                                  --------------
       Total expenses...........................       5,475,948
                                                  --------------
 Net investment loss............................      (2,737,216)
                                                  --------------
REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
 Net realized gain on investments...............     107,394,603
 Net change in unrealized appreciation on
   investments..................................      53,168,169
                                                  --------------
 Net realized and unrealized gain on
   investments..................................     160,562,772
                                                  --------------
 Net increase in net assets resulting from
   operations...................................  $  157,825,556
                                                  ==============

------------
(a) Dividends recorded net of foreign withholding taxes of $7,833.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

GROWTH EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2000 (Unaudited), the period January 1, 1999 through October 31, 1999* and the year ended December 31, 1998

                                                                   2000            1999*             1998
                                                              --------------   --------------   --------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment loss.....................................  $   (2,737,216)  $   (4,279,422)  $   (2,571,953)
    Net realized gain on investments........................     107,394,603      100,178,405       62,407,353
    Net change in unrealized appreciation on investments....      53,168,169        2,256,265      227,097,694
                                                              --------------   --------------   --------------
    Net increase in net assets resulting from operations....     157,825,556       98,155,248      286,933,094
                                                              --------------   --------------   --------------
  Distributions to shareholders:
    From net realized gain on investments:
      Institutional Class...................................     (97,923,006)      (9,645,711)     (60,369,694)
      Institutional Service Class...........................      (2,258,147)        (241,486)        (994,776)
                                                              --------------   --------------   --------------
        Total distributions to shareholders.................    (100,181,153)      (9,887,197)     (61,364,470)
                                                              --------------   --------------   --------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................      86,056,771      181,040,640      135,442,134
      Institutional Service Class...........................       3,035,031       12,746,881        3,436,490
    Net asset value of shares issued to shareholders in
      reinvestment of distributions:
      Institutional Class...................................      97,916,401        9,645,054       60,366,383
      Institutional Service Class...........................       2,244,713          227,218          900,466
                                                              --------------   --------------   --------------
                                                                 189,252,916      203,659,793      200,145,473
    Cost of shares redeemed:
      Institutional Class...................................     (80,684,296)    (202,660,461)    (142,993,936)
      Institutional Service Class...........................      (7,356,421)      (4,349,099)      (2,633,729)
                                                              --------------   --------------   --------------
      Increase (decrease) in net assets derived from capital
        share transactions..................................     101,212,199       (3,349,767)      54,517,808
                                                              --------------   --------------   --------------
      Net increase in net assets............................     158,856,602       84,918,284      280,086,432
NET ASSETS:
  Beginning of period.......................................   1,075,742,759      990,824,475      710,738,043
                                                              --------------   --------------   --------------
  End of period.............................................  $1,234,599,361   $1,075,742,759   $  990,824,475
                                                              ==============   ==============   ==============
  Accumulated net investment loss at end of period..........      (2,737,216)              --               --
                                                              ==============   ==============   ==============

------------
* The Fund changed its fiscal year end from December 31 to October 31.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

  GROWTH EQUITY FUND
  FINANCIAL HIGHLIGHTS
  (Selected per share data and ratios)

                                              INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
                              INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
                                  CLASS           CLASS           CLASS           CLASS           CLASS           CLASS
                              -------------   -------------   -------------   -------------   -------------   -------------
                                                                     JANUARY 1, 1999
                                    SIX MONTHS ENDED                     THROUGH                       YEAR ENDED
                                    APRIL 30, 2000**                OCTOBER 31, 1999*               DECEMBER 31, 1998
                              -----------------------------   -----------------------------   -----------------------------
Net asset value at beginning
of period...................   $    36.45      $    35.99      $    33.48      $    33.13      $    25.43      $    25.24
                               ----------      ----------      ----------      ----------      ----------      ----------
Net investment income
 (loss).....................        (0.09)(a)       (0.13)(a)       (0.14)(a)       (0.21)(a)       (0.09)(a)       (0.16)(a)
Net realized and unrealized
 gain (loss) on
 investments................         5.33            5.25            3.45            3.41           10.35           10.26
                               ----------      ----------      ----------      ----------      ----------      ----------
Total from investment
 operations.................         5.24            5.12            3.31            3.20           10.26           10.10
                               ----------      ----------      ----------      ----------      ----------      ----------
Less dividends and
 distributions:
From net investment income..           --              --              --              --              --              --
From net realized gain on
 investments................        (3.41)          (3.41)          (0.34)          (0.34)          (2.21)          (2.21)
In excess of net investment
 income.....................           --              --              --              --              --              --
In excess of net realized
 gain on investments........           --              --              --              --              --              --
                               ----------      ----------      ----------      ----------      ----------      ----------
Total dividends and
 distributions..............        (3.41)          (3.41)          (0.34)          (0.34)          (2.21)          (2.21)
                               ----------      ----------      ----------      ----------      ----------      ----------
Net asset value at end of
 period.....................   $    38.28      $    37.70      $    36.45      $    35.99      $    33.48      $    33.13
                               ==========      ==========      ==========      ==========      ==========      ==========
Total investment return.....        14.58%(c)       14.42%(c)        9.96%(c)        9.74%(c)       40.50%          40.18%
Ratios (to average net
 assets)/Supplemental Data:
 Net investment income
   (loss)...................        (0.45%)+        (0.70%)+        (0.49%)+        (0.74%)+        (0.31%)         (0.56%)
 Net expenses...............         0.91%+          1.16%+          0.93%+          1.18%+          0.94%           1.19%
Portfolio turnover rate.....           32%             32%             27%             27%             29%             29%
Net assets at end of period
 (in 000's).................   $1,209,427      $   25,172      $1,049,756      $   25,987      $  975,010      $   15,814

------------
 * The Fund changed its fiscal year end from December 31 to October 31. ** Unaudited.
 +  Annualized.
(a) Per share data based on average shares outstanding during the period.
(b) Less than one cent per share.
(c) Total return is not annualized.
(d) Institutional Service Class commenced January 1, 1995.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                     INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
     INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL
         CLASS           CLASS           CLASS           CLASS           CLASS         CLASS(d)          CLASS
     -------------   -------------   -------------   -------------   -------------   -------------   -------------
                                                YEAR ENDED DECEMBER 31
     -------------------------------------------------------------------------------------------------------------
                 1997                            1996                            1995                    1994
     -----------------------------   -----------------------------   -----------------------------   -------------
      $    21.99      $    21.88      $    18.84      $    18.80      $    13.68      $    13.68      $    14.40
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
           (0.08)(a)       (0.14)(a)       (0.06)(a)       (0.11)(a)        0.02           (0.01)           0.01
            5.45            5.43            4.14            4.12            5.16            5.14           (0.33)
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
            5.37            5.29            4.08            4.01            5.18            5.13           (0.32)
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
              --              --              --              --           (0.02)          (0.01)          (0.01)
           (1.93)          (1.93)          (0.93)          (0.93)             --              --           (0.39)
              --              --              --              --           (0.00)(b)       (0.00)(b)          --
              --              --              --              --           (0.00)(b)       (0.00)(b)       (0.00)(b)
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
           (1.93)          (1.93)          (0.93)          (0.93)          (0.02)          (0.01)          (0.40)
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
      $    25.43      $    25.24      $    21.99      $    21.88      $    18.84      $    18.80      $    13.68
      ==========      ==========      ==========      ==========      ==========      ==========      ==========
           24.73%          24.50%          21.62%          21.29%          37.88%          37.50%          (2.23%)
           (0.31%)         (0.56%)         (0.27%)         (0.52%)          0.12%          (0.13%)          0.04%
            0.93%           1.18%           0.92%           1.17%           0.93%           1.18%           0.92%
              36%             36%             22%             22%             33%             33%             37%
      $  700,070      $   10,668      $  541,212      $    6,842      $  412,129      $    2,729      $  284,388

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY FUND
--------------------------------------------------------------------------------

For more than half of the six months ended April 30, 2000, the stock market's primary focus was on "new economy" stocks. Technology, media, and telecommunications stocks posted strong gains, not only domestically, but around the globe. Investors enamored with these sectors seemed to pay little attention to earnings and price multiples.

In March and April 2000, however, the market returned its attention to more traditional "old economy" stocks that appeared cheap relative to technology-related issues. The Federal Reserve remained intent on fighting inflation and raised the federal funds rate three times from November 1999 through April 2000. Recent data suggest that U.S. economic expansion is continuing at a rapid pace, which some believe may lead to additional tightening moves.

PERFORMANCE REVIEW

For the six months ended April 30, 2000, MainStay Institutional Indexed Equity Fund returned 7.03% for Institutional Class shares and 6.88% for Service Class shares. Both share classes outperformed the 6.83% return of the average Lipper(1) S&P 500 Index(2) objective fund and underperformed the 7.19% return for the S&P 500 Index over the same period. Investors should expect the Fund to lag the Index somewhat, since the Fund faces real-world fees and expenses that a hypothetical index does not.

Both of the Fund's share classes were rated four stars overall out of 3,606 domestic equity funds by Morningstar(3) as of April 30, 2000. Both share classes were rated four stars out of 3,606 domestic equity funds for the three-year period then ended and four stars out of 2,294 domestic equity funds for the five-year period then ended.

BEST AND WORST PERFORMERS

During the reporting period, the three best-performing industries in the S&P 500 Index were all "new economy" components.(4) Electronic instruments advanced 90.76%, electronic semiconductors gained 68.99%, and communications equipment rose 49.42% for the six months ended April 30, 2000. Oil and gas drilling companies were also strong, returning 47.31% over the same period. During the reporting period, the worst-performing industry in the Index was life insurance (-36%), followed by containers--metal and glass (-35%), and hotels (-32%).

The five top-performing stocks in the S&P 500 Index in terms of total return were all technology related. They were Advanced Micro Devices (+332%), Network Appliance (+300%), Oracle (+212%), Teradyne (+189%), and Analog Devices (+174%). The worst-performing stocks in the Index during this period were Conseco (-77%), Parametric Technology (-57%), McDermott International (-57%), Compuware (-53%), and CMS Energy (-49%).

While mergers, acquisitions, spin-offs, and other corporate actions continue to necessitate small changes in the S&P 500 Index, there were few significant shifts during the Fund's semiannual reporting period.

--------------------------------------------------------------------------------
(1) Lipper Inc. is an independent fund performance monitor. Its rankings are based on total returns with capital gains and dividends reinvested.
(2) "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Monitor Capital Advisors LLC. S&P does not sponsor, endorse, sell, or promote the Fund or represent the advisability of investing in MainStay Institutional Indexed Equity Fund. The S&P 500 is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. Returns assume the reinvestment of all income and capital gain distributions. An investment cannot be made directly into an index.
(3) Morningstar, Inc. is an independent fund performance monitor. Its ratings reflect historic risk-adjusted performance, taking fees and sales charges into account, and may change monthly. Its ratings of one (low) to five
    (high) stars are based on a fund's three-, five-, and 10-year average annual returns (if applicable) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. The top 10% of funds in a broad asset class receive five stars, the next 22.5% receive four stars, the middle 35% receive three stars, the next 22.5% receive two stars, and the bottom 10% receive one star. Past performance is no guarantee of future results.
(4) All total returns shown for sectors and individual securities reflect the performance of the S&P 500 Index, not the Fund. Actual Fund results may differ within appropriate tracking parameters.

The growth of technology-related issues has continued to increase the weighting of "new economy" sectors within the Index, which has been the most significant trend influencing S&P 500 Index weightings in recent years.

LOOKING AHEAD

The stock market continues to be heavily influenced by inflation indicators, economic growth rates, and corporate earnings reports. As of April 30, 2000, many investors believed that the Federal Reserve would continue to seek to slow the economy and curb inflation with additional tightening moves, possibly at a more aggressive pace.

Whatever happens in the economy or the markets, the Fund will continue to seek to provide investment results that correspond to the total-return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500 Index.

JEFFERSON C. BOYCE
STEPHEN B. KILLIAN
Portfolio Managers
Monitor Capital Advisors LLC

--------------------------------------------------------------------------------
Past performance is no guarantee of future results.

The Fund's net asset value will fluctuate and you could lose money by investing in the Fund. The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund.

                  $250,000 INVESTED IN MAINSTAY INSTITUTIONAL
                      INDEXED EQUITY FUND VS S&P 500 INDEX
                           INSTITUTIONAL CLASS SHARES
[INSTITUTIONAL CLASS SHARES GRAPH]

                                                      S&P 500 INDEX            INDEXED EQUITY FUND
                                                      -------------            -------------------
1/2/91                                                   $  250,000                  $   250,000
91                                                          326,169                      324,500
92                                                          351,004                      347,828
93                                                          386,397                      380,544
94                                                          391,491                      383,975
95                                                          538,653                      525,597
96                                                          662,317                      644,201
97                                                          883,274                      856,036
98                                                        1,135,680                    1,101,020
99                                                        1,374,820                    1,330,380
00 as of 4/30/00                                          1,364,100                    1,317,470

Source: Lipper Inc.

THESE GRAPHS ASSUME A $250,000 INVESTMENT MADE ON 1/2/91.
[C]
                  $250,000 INVESTED IN MAINSTAY INSTITUTIONAL
                      INDEXED EQUITY FUND VS S&P 500 INDEX
                              SERVICE CLASS SHARES
[SERVICE CLASS SHARES GRAPH]

                                                                       S&P 500 INDEX                   SERVICE CLASS SHARES
                                                                       -------------                   --------------------
1/21/91                                                                    $  250,000                          $  250,000
91                                                                            326,169                             324,500
92                                                                            351,004                             347,828
93                                                                            386,397                             380,544
94                                                                            391,491                             383,975
95                                                                            538,653                             524,887
96                                                                            662,317                             641,470
97                                                                            883,274                             859,611
98                                                                          1,135,680                           1,090,810
99                                                                          1,374,820                           1,315,290
00 as of 4/30/00                                                            1,364,100                           1,301,100

                                                 TOTAL RETURN(*)           AVERAGE ANNUAL TOTAL RETURN(*)
                PERFORMANCE                    AS OF APRIL 30, 2000             AS OF APRIL 30, 2000
--------------------------------------------------------------------------------------------------------------
                                              Six-month period
                                                                       One year   Five years   Since inception
--------------------------------------------------------------------------------------------------------------
Indexed Equity Fund Institutional Class                7.03%             9.91%      24.90%          19.48%
Indexed Equity Fund Service Class(+)                   6.88              9.63       24.59           19.32
Average Lipper S&P 500 Index objective
 fund(++)                                              6.83              9.46       24.68           19.77
S&P 500 Index(sec.)                                    7.19             10.13       25.26           20.28

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
[PERFORMANCE CHART]

                                                                                                                     TEN
                                                                                                                    MONTHS
                                                                                                                    ENDED
                                                                                                                  OCTOBER 31
               1991       1992         1993         1994         1995         1996         1997         1998         1999
               ----       ----         ----         ----         ----         ----         ----         ----         ----
TOTAL RETURN*  29.8%      7.19%        9.41%        0.90%       36.88%       22.57%       32.88%       28.62%       11.80%

                          SIX
                         MONTHS
                         ENDED
                        APRIL 30
                          2000
                          ----
TOTAL RETURN*            7.03%

--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS THAN THAT SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(*) Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25% on an annualized basis of the average daily net asset value of the Service Class shares.

(+) Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to 12/31/94. Performance figures for these two classes will vary after this date based on differences in their expense structures.

(++) Lipper Inc. is an independent monitor of mutual fund performance. Its rankings are based on total returns with capital gains and dividends reinvested.

(sec.) "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P
       500 is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. Returns assume the reinvestment of all income and capital gain distributions. An investment cannot be made directly into an index.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

INDEXED EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2000 (Unaudited)

COMMON STOCKS (96.8%)+
                               SHARES          VALUE
                             -----------------------------
AEROSPACE/DEFENSE (0.9%)
Boeing Co. (The)...........      105,349   $    4,181,038
General Dynamics Corp. ....       24,123        1,411,196
Goodrich (B.F.) Co.
 (The).....................       13,362          425,914
Lockheed Martin Corp. .....       48,085        1,196,114
Northrop Grumman Corp. ....        8,342          591,239
Raytheon Co. Class B.......       40,951          908,600
Rockwell International
 Corp. ....................       23,213          914,012
United Technologies
 Corp. ....................       57,624        3,583,493
                                           --------------
                                               13,211,606
                                           --------------
AIRLINES (0.2%)
AMR Corp. (a)..............       18,856          642,283
Delta Air Lines, Inc. .....       16,803          886,358
Southwest Airlines Co. ....       61,333        1,330,159
US Airways Group, Inc.
 (a).......................        9,045          251,564
                                           --------------
                                                3,110,364
                                           --------------
ALUMINUM (0.3%)
Alcan Aluminum Ltd. .......       27,760          909,140
Alcoa Inc. ................       45,196        2,932,091
Reynolds Metals Co. .......        7,780          517,370
                                           --------------
                                                4,358,601
                                           --------------
AUTO PARTS & EQUIPMENT (0.2%)
Cooper Tire & Rubber Co. ..        9,225          124,537
Delphi Automotive Systems
 Corp. ....................       68,535        1,310,732
Genuine Parts Co. .........       21,790          571,988
Goodyear Tire & Rubber Co.
 (The).....................       19,014          525,262
                                           --------------
                                                2,532,519
                                           --------------
AUTOMOBILES (1.0%)
Ford Motor Co. ............      146,653        8,020,086
General Motors Corp. ......       77,647        7,269,700
                                           --------------
                                               15,289,786
                                           --------------
BANKS--MAJOR REGIONAL (3.0%)
AmSouth Bancorp............       47,837          696,626
Bank of New York Co., Inc.
 (The).....................       89,224        3,663,761
Bank One Corp. ............      139,333        4,249,656
BB&T Corp. ................       41,891        1,115,348
Comerica Inc. .............       19,120          810,210
Fifth Third Bancorp........       36,590        2,309,744
Firstar Corp. .............      119,300        2,967,588
FleetBoston Financial
 Corp. ....................      112,563        3,988,951
Huntington Bancshares
 Inc. .....................       27,596          503,627
KeyCorp....................       54,655        1,011,117
Mellon Financial Corp. ....       63,803        2,049,671
National City Corp. .......       75,702        1,286,934
Northern Trust Corp. ......       27,335        1,752,857
Old Kent Financial
 Corp. ....................       14,981          451,303
PNC Financial Services
 Group, Inc. (The).........       35,646        1,555,057

                               SHARES          VALUE
                             -----------------------------

BANKS--MAJOR REGIONAL (CONTINUED)
Regions Financial Corp. ...       27,383   $      559,640
SouthTrust Corp. ..........       20,391          486,835
State Street Corp. ........       19,634        1,902,044
Summit Bancorp.............       20,779          527,267
SunTrust Banks, Inc. ......       38,794        1,968,795
Synovus Financial Corp. ...       32,839          609,574
Union Planters Corp. ......       17,372          491,845
U.S. Bancorp...............       88,441        1,796,458
Wachovia Corp. ............       24,736        1,550,638
Wells Fargo Co. ...........      200,236        8,222,191
                                           --------------
                                               46,527,737
                                           --------------
BANKS--MONEY CENTER (1.5%)
Bank of America Corp. .....      207,291       10,157,259
Chase Manhattan Corp.
 (The).....................      100,171        7,218,572
First Union Corp. .........      119,962        3,823,789
Morgan (J.P.) & Co.,
 Inc. .....................       20,978        2,693,051
                                           --------------
                                               23,892,671
                                           --------------
BANKS--SAVINGS & LOANS (0.2%)
Golden West Financial
 Corp. ....................       19,608          669,123
Washington Mutual, Inc. ...       70,306        1,797,197
                                           --------------
                                                2,466,320
                                           --------------
BEVERAGES--ALCOHOLIC (0.3%)
Anheuser-Busch Cos.,
 Inc. .....................       56,764        4,005,410
Brown-Forman Corp.
 Class B...................        8,329          454,451
Coors (Adolph) Co.
 Class B...................        4,526          230,826
                                           --------------
                                                4,690,687
                                           --------------
BEVERAGES--SOFT DRINKS (1.4%)
Coca-Cola Co. (The) (c)....      299,515       14,095,925
Coca-Cola Enterprises
 Inc. .....................       51,787        1,103,710
PepsiCo, Inc. .............      177,478        6,511,224
                                           --------------
                                               21,710,859
                                           --------------
BROADCAST/MEDIA (1.2%)
CBS Corp. (a)..............       93,442        5,489,718
Clear Channel
 Communications, Inc. (a)..       40,366        2,906,352
Comcast Corp. Special Class
 A (a).....................      112,398        4,502,945
MediaOne Group Inc. (a)....       73,714        5,574,621
                                           --------------
                                               18,473,636
                                           --------------
BUILDING MATERIALS (0.2%)
Masco Corp. ...............       53,809        1,207,339
Owens Corning..............        6,738          122,547
Sherwin-Williams Co.
 (The).....................       20,875          519,266
Vulcan Materials Co. ......       12,264          537,317
                                           --------------
                                                2,386,469
                                           --------------

------------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                               SHARES          VALUE
                             -----------------------------
CHEMICALS (0.9%)
Air Products & Chemicals,
 Inc. .....................       28,055   $      871,459
Dow Chemical Co. (The).....       26,796        3,027,948
Du Pont (E.I.) De Nemours &
 Co. ......................      126,914        6,020,483
Eastman Chemical Co. ......        9,471          495,452
Hercules Inc. .............       12,148          189,053
Praxair, Inc. .............       19,210          853,644
Rohm & Haas Co. ...........       25,570          910,931
Union Carbide Corp. .......       16,150          952,850
                                           --------------
                                               13,321,820
                                           --------------
CHEMICALS--DIVERSIFIED (0.2%)
Avery Dennison Corp. ......       13,883          911,072
Engelhard Corp. ...........       15,194          266,845
FMC Corp. (a)..............        3,927          228,502
PPG Industries, Inc. ......       21,288        1,157,535
                                           --------------
                                                2,563,954
                                           --------------
CHEMICALS--SPECIALTY (0.0%) (b)
Grace (W.R.) & Co. (a).....        8,352          108,576
Great Lakes Chemical
 Corp. ....................        7,040          189,640
Sigma-Aldrich Corp. .......       12,285          360,872
                                           --------------
                                                  659,088
                                           --------------
COMMUNICATIONS--EQUIPMENT
MANUFACTURERS (8.0%)
ADC Telecommunications,
 Inc. (a)..................       36,411        2,211,968
Andrew Corp. (a)...........        9,890          291,137
Cabletron Systems, Inc.
 (a).......................       22,519          515,122
Cisco Systems, Inc. (a)....      830,033       57,544,611
Comverse Technology, Inc.
 (a).......................       18,602        1,659,066
Lucent Technologies
 Inc. .....................      386,629       24,043,491
Network Appliance, Inc.
 (a).......................       37,046        2,739,089
Nortel Networks Corp. .....      173,784       19,681,038
QUALCOMM Inc. (a)..........       89,529        9,708,301
Scientific-Atlanta,
 Inc. .....................       19,130        1,244,646
Tellabs, Inc. (a)..........       48,890        2,679,783
3Com Corp. (a).............       41,925        1,653,417
                                           --------------
                                              123,971,669
                                           --------------
COMPUTER SOFTWARE & SERVICES (8.2%)
Adobe Systems Inc. ........       14,373        1,738,235
America Online, Inc. (a)...      272,803       16,317,029
Autodesk, Inc. ............        7,092          272,156
Automatic Data
 Processing, Inc. .........       76,490        4,116,118
BMC Software, Inc. (a).....       28,687        1,342,910
Ceridian Corp. (a).........       17,577          381,201
Citrix Systems, Inc. (a)...       21,278        1,299,288
Computer Associates
 International, Inc. ......       71,345        3,981,943
Computer Sciences Corp.
 (a).......................       20,233        1,650,254
Compuware Corp. (a)........       45,112          566,720
Electronic Data Systems
 Corp. ....................       57,209        3,933,119
Equifax Inc. ..............       17,630          430,833
First Data Corp. ..........       51,007        2,483,403
Microsoft Corp. (a)(c).....      631,418       44,041,405

                               SHARES          VALUE
                             -----------------------------

COMPUTER SOFTWARE & SERVICES (CONTINUED)
Novell, Inc. (a)...........       40,600   $      796,775
Oracle Corp. (a)...........      342,664       27,391,704
Parametric Technology Corp.
 (a).......................       33,728          275,096
Paychex, Inc. .............       30,004        1,578,960
PeopleSoft, Inc. (a).......       30,399          423,686
Sabre Holdings Corp. (a)...       15,744          550,056
Shared Medical Systems
 Corp. ....................        3,164          131,108
VERITAS Software Corp.
 (a).......................       47,373        5,081,493
Yahoo! Inc. (a)............       63,827        8,313,467
                                           --------------
                                              127,096,959
                                           --------------
COMPUTER SYSTEMS (6.9%)
Apple Computer, Inc. (a)...       19,527        2,422,568
Compaq Computer Corp. .....      205,468        6,009,939
Dell Computer Corp. (a)....      311,378       15,607,822
EMC Corp. (a)..............      122,717       17,049,993
Gateway, Inc. (a)..........       38,446        2,124,141
Hewlett-Packard Co. .......      121,650       16,422,750
International Business
 Machines Corp. ...........      218,625       24,404,016
Lexmark International
 Group, Inc. (a)...........       15,735        1,856,730
NCR Corp. (a)..............       11,700          451,912
Seagate Technology, Inc.
 (a).......................       26,240        1,333,320
Silicon Graphics, Inc.
 (a).......................       23,128          166,233
Sun Microsystems, Inc.
 (a).......................      191,509       17,606,859
Unisys Corp. (a)...........       37,027          858,564
                                           --------------
                                              106,314,847
                                           --------------
CONGLOMERATES (0.1%)
Textron Inc. ..............       18,422        1,141,013
                                           --------------
CONTAINERS--METAL & GLASS (0.0%) (b)
Ball Corp. ................        3,794          119,511
Crown Cork & Seal Co.,
 Inc. .....................       14,951          242,954
Owens-Illinois, Inc. (a)...       19,212          259,362
                                           --------------
                                                  621,827
                                           --------------
CONTAINERS--PAPER (0.1%)
Bemis Co., Inc. ...........        6,463          237,919
Pactiv Corp. (a)...........       20,803          170,325
Temple-Inland Inc. ........        6,794          340,549
                                           --------------
                                                  748,793
                                           --------------
COSMETICS/PERSONAL CARE (0.4%)
Alberto-Culver Co. Class
 B.........................        6,916          163,391
Avon Products, Inc. .......       29,478        1,223,337
Gillette Co. (The).........      131,634        4,870,458
International Flavors &
 Fragrances Inc. ..........       12,951          446,000
                                           --------------
                                                6,703,186
                                           --------------
ELECTRIC POWER COMPANIES (1.6%)
Ameren Corp. ..............       16,756          614,736
American Electric Power
 Co., Inc. ................       23,507          860,944
Carolina Power & Light
 Co. ......................       19,449          711,104
Central & South West
 Corp. ....................       25,880          561,273

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                               SHARES          VALUE
                             -----------------------------
ELECTRIC POWER COMPANIES (CONTINUED)
Cinergy Corp. .............       19,391   $      518,709
CMS Energy Corp. ..........       14,377          273,163
Consolidated Edison,
 Inc. .....................       27,265          959,387
Constellation Energy Group,
 Inc. .....................       18,175          600,911
Dominion Resources,
 Inc. .....................       28,863        1,298,835
DTE Energy Co. ............       17,644          575,636
Duke Energy Corp. .........       44,285        2,546,388
Edison International.......       42,323          806,782
Entergy Corp. .............       29,466          749,541
FirstEnergy Corp. .........       28,625          728,148
Florida Progress Corp. ....       11,786          577,514
FPL Group, Inc. ...........       21,750          982,828
GPU, Inc. .................       15,438          433,229
New Century Energies
 Inc. .....................       13,870          452,509
Niagara Mohawk Holdings
 Inc. (a)..................       22,756          315,740
Northern States Power
 Co. ......................       18,598          405,669
PECO Energy Co. ...........       23,495          979,448
PG&E Corp. ................       46,777        1,213,278
Pinnacle West Capital
 Corp. ....................       10,368          364,176
PPL Corp. .................       19,592          467,759
Public Service Enterprise
 Group Inc. ...............       26,781          960,768
Reliant Energy, Inc. ......       36,027          959,219
Southern Co. (The).........       81,744        2,038,491
Texas Utilities Co. .......       34,331        1,156,526
Unicom Corp. ..............       26,414        1,049,956
                                           --------------
                                               24,162,667
                                           --------------
ELECTRICAL EQUIPMENT (4.6%)
Cooper Industries, Inc. ...       11,588          397,613
Emerson Electric Co. ......       53,089        2,913,259
General Electric Co. (c)...      397,213       62,461,744
Grainger (W.W.), Inc. .....       11,406          494,735
Molex Inc. ................       23,585        1,295,701
Solectron Corp. (a)........       72,170        3,378,458
Thomas & Betts Corp. ......        6,983          215,164
                                           --------------
                                               71,156,674
                                           --------------
ELECTRONICS--DEFENSE (0.0%) (b)
PerkinElmer, Inc. .........        5,567          304,793
                                           --------------
ELECTRONICS--INSTRUMENTATION (0.1%)
PE Corp.--PE Biosystems
 Group.....................       25,023        1,501,380
Tektronix, Inc. ...........        5,762          333,476
                                           --------------
                                                1,834,856
                                           --------------
ELECTRONICS--SEMICONDUCTORS (7.3%)
Adaptec, Inc. (a)..........       12,403          334,881
Advanced Micro Devices,
 Inc. (a)..................       17,911        1,571,690
Altera Corp. (a)...........       24,200        2,474,450
Analog Devices, Inc. (a)...       42,404        3,257,157
Applied Materials, Inc.
 (a).......................       92,840        9,452,273
Conexant Systems, Inc.
 (a).......................       26,053        1,559,923
Intel Corp. ...............      405,244       51,390,005

                               SHARES          VALUE
                             -----------------------------

ELECTRONICS--SEMICONDUCTORS (CONTINUED)
KLA-Tencor Corp. (a).......       22,351   $    1,673,531
Linear Technology Corp. ...       37,558        2,145,501
LSI Logic Corp. (a)........       36,308        2,269,250
Micron Technology, Inc.
 (a).......................       32,818        4,569,906
Motorola, Inc. ............       85,988       10,237,946
National Semiconductor
 Corp. (a).................       20,417        1,240,333
Teradyne, Inc. (a).........       20,893        2,298,230
Texas Instruments Inc. ....       98,988       16,122,671
Xilinx, Inc. (a)...........       38,389        2,811,994
                                           --------------
                                              113,409,741
                                           --------------
ENGINEERING & CONSTRUCTION (0.0%) (b)
Fluor Corp. ...............        9,257          310,688
                                           --------------
ENTERTAINMENT (2.0%)
Seagram Co. Ltd. (The).....       52,062        2,811,348
Time Warner Inc. ..........      156,074       14,036,906
Viacom Inc. Class B (a)....       84,017        4,568,424
Walt Disney Co. (The)......      249,910       10,824,227
                                           --------------
                                               32,240,905
                                           --------------
FINANCIAL--MISCELLANEOUS (4.2%)
AFLAC Inc. ................       32,570        1,589,823
American Express Co. ......       54,313        8,150,345
American General Corp. ....       30,715        1,720,040
Associates First Capital
 Corp. Class A.............       88,761        1,969,385
Citigroup Inc. ............      408,983       24,308,927
Fannie Mae.................      124,987        7,538,278
Franklin Resources Inc. ...       30,285          976,691
Freddie Mac................       84,708        3,891,274
MBIA Inc. .................       12,039          595,178
MBNA Corp. ................       97,718        2,595,634
Morgan Stanley Dean Witter
 & Co. ....................      138,184       10,605,622
Price (T. Rowe) Associates,
 Inc. .....................       15,748          600,393
SLM Holding Corp. .........       20,020          626,876
                                           --------------
                                               65,168,466
                                           --------------
FOOD (1.1%)
Bestfoods..................       34,020        1,709,505
Campbell Soup Co. .........       53,442        1,389,492
ConAgra, Inc. .............       59,410        1,121,364
General Mills, Inc. .......       37,291        1,356,460
Heinz (H.J.) Co. ..........       43,937        1,493,858
Hershey Foods Corp. .......       17,095          775,686
Kellogg Co. ...............       49,390        1,206,968
Nabisco Group Holdings
 Corp. ....................       39,605          509,914
Quaker Oats Co. (The)......       16,475        1,073,964
Ralston-Ralston Purina
 Group.....................       37,091          656,047
Sara Lee Corp. ............      107,453        1,611,795
Unilever N.V. .............       69,726        3,176,891
Wrigley (Wm.) Jr. Co. .....       14,201        1,027,798
                                           --------------
                                               17,109,742
                                           --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                               SHARES          VALUE
                             -----------------------------
FOOD & HEALTH CARE DISTRIBUTORS (0.3%)
Cardinal Health, Inc. .....       33,023   $    1,818,329
McKesson HBOC, Inc. .......       33,805          570,460
SUPERVALU Inc. ............       14,028          290,204
SYSCO Corp. ...............       40,317        1,516,927
                                           --------------
                                                4,195,920
                                           --------------
GOLD & PRECIOUS METALS MINING (0.1%)
Barrick Gold Corp. ........       47,463          797,972
Homestake Mining Co. ......       31,642          189,852
Newmont Mining Corp. ......       20,427          478,758
Placer Dome Inc. ..........       39,748          322,952
                                           --------------
                                                1,789,534
                                           --------------
HARDWARE & TOOLS (0.1%)
Black & Decker Corp.
 (The).....................       10,612          446,367
Snap-on Inc. ..............        8,226          217,475
Stanley Works (The)........       10,817          319,102
                                           --------------
                                                  982,944
                                           --------------
HEALTH CARE--DIVERSIFIED (3.6%)
Abbott Laboratories........      184,932        7,108,324
Allergan, Inc. ............       16,769          987,275
American Home Products
 Corp. ....................      158,841        8,924,879
Bristol-Myers Squibb
 Co. ......................      240,905       12,632,456
Johnson & Johnson..........      168,898       13,934,085
Mallinckrodt Inc. .........        8,591          230,883
Warner-Lambert Co. ........      103,966       11,832,630
                                           --------------
                                               55,650,532
                                           --------------
HEALTH CARE--DRUGS (4.2%)
Lilly (Eli) & Co. .........      132,539       10,246,921
Merck & Co., Inc. .........      283,501       19,703,320
Pfizer Inc. ...............      470,871       19,835,441
Pharmacia Corp. ...........      151,954        7,588,203
Schering-Plough Corp. .....      178,710        7,204,247
Watson Pharmaceuticals,
 Inc. (a)..................       11,650          523,522
                                           --------------
                                               65,101,654
                                           --------------
HEALTH CARE--HMOs (0.2%)
Aetna Inc. ................       17,096          989,431
Humana Inc. (a)............       20,479          157,432
UnitedHealth Group Inc.
 (a).......................       21,250        1,417,110
Wellpoint Health Networks
 Inc. (a)..................        8,367          617,066
                                           --------------
                                                3,181,039
                                           --------------
HEALTH CARE--HOSPITAL MANAGEMENT (0.2%)
Columbia/HCA Healthcare
 Corp. ....................       69,257        1,969,496
Tenet Healthcare Corp.
 (a).......................       37,751          962,650
                                           --------------
                                                2,932,146
                                           --------------
HEALTH CARE--MEDICAL PRODUCTS (1.0%)
Bard (C.R.), Inc. .........        6,367          277,363
Bausch & Lomb Inc. ........        6,969          420,754
Baxter International
 Inc. .....................       35,466        2,309,723
Becton, Dickinson & Co. ...       30,658          785,611

                               SHARES          VALUE
                             -----------------------------

HEALTH CARE--MEDICAL PRODUCTS (CONTINUED)
Biomet, Inc. ..............       13,615   $      485,885
Boston Scientific Corp.
 (a).......................       47,766        1,265,799
Guidant Corp. (a)..........       36,717        2,106,638
Medtronic, Inc. ...........      145,119        7,537,118
St. Jude Medical, Inc.
 (a).......................       10,345          322,635
                                           --------------
                                               15,511,526
                                           --------------
HEALTH CARE--MISCELLANEOUS (0.6%)
ALZA Corp. (a).............       12,258          540,118
Amgen Inc. (a).............      124,769        6,987,064
Biogen, Inc. (a)...........       18,219        1,071,505
HEALTHSOUTH Corp. (a)......       51,264          413,316
Manor Care, Inc. (a).......       13,745          164,081
Quintiles Transnational
 Corp. (a).................       13,971          199,960
                                           --------------
                                                9,376,044
                                           --------------
HEAVY DUTY TRUCKS & PARTS (0.2%)
Cummins Engine Co.,
 Inc. .....................        5,129          182,400
Dana Corp. ................       20,293          616,400
Eaton Corp. ...............        8,715          732,060
ITT Industries, Inc. ......       10,750          339,297
Navistar International
 Corp. (a).................        7,992          279,720
PACCAR Inc. ...............        9,452          449,561
                                           --------------
                                                2,599,438
                                           --------------
HOMEBUILDING (0.0%) (b)
Centex Corp. ..............        7,184          173,314
Kaufman & Broad Home
 Corp. ....................        4,943           95,153
Pulte Corp. ...............        5,238          112,617
                                           --------------
                                                  381,084
                                           --------------
HOTEL/MOTEL (0.2%)
Carnival Corp. ............       74,727        1,858,834
Harrah's Entertainment,
 Inc. (a)..................       15,582          320,405
Hilton Hotels Corp. .......       43,943          373,519
Marriott International,
 Inc.
 Class A...................       30,045          961,440
                                           --------------
                                                3,514,198
                                           --------------
HOUSEHOLD--FURNISHINGS & APPLIANCES (0.1%)
Armstrong World Industries,
 Inc. .....................        4,875           95,367
Leggett & Platt, Inc. .....       24,528          524,286
Maytag Corp. ..............       10,919          376,023
Whirlpool Corp. ...........        9,191          598,564
                                           --------------
                                                1,594,240
                                           --------------
HOUSEHOLD PRODUCTS (1.2%)
Clorox Co. (The)...........       28,617        1,051,675
Colgate-Palmolive Co. .....       71,550        4,087,294
Fort James Corp. ..........       26,943          644,948
Kimberly-Clark Corp. ......       67,384        3,912,484
Procter & Gamble Co.
 (The).....................      159,775        9,526,584
                                           --------------
                                               19,222,985
                                           --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                               SHARES          VALUE
                             -----------------------------
HOUSEWARES (0.1%)
Fortune Brands, Inc. ......       20,452   $      511,300
Newell Rubbermaid Inc. ....       34,481          868,490
Tupperware Corp. ..........        7,062          133,296
                                           --------------
                                                1,513,086
                                           --------------
INSURANCE BROKERS (0.3%)
Aon Corp. .................       31,131          842,483
Marsh &
 McLennan Cos., Inc. ......       32,335        3,187,018
                                           --------------
                                                4,029,501
                                           --------------
INSURANCE--LIFE (0.2%)
Conseco, Inc. .............       39,421          214,351
Jefferson-Pilot Corp. .....       13,086          871,037
Lincoln National Corp. ....       24,833          864,499
Torchmark Corp. ...........       16,270          407,767
UNUMProvident Corp. .......       28,947          492,099
                                           --------------
                                                2,849,753
                                           --------------
INSURANCE--MULTI-LINE (1.5%)
American International
 Group, Inc. ..............      187,770       20,596,022
CIGNA Corp. ...............       20,431        1,629,372
Hartford Financial Services
 Group, Inc. (The).........       27,862        1,454,048
                                           --------------
                                               23,679,442
                                           --------------
INSURANCE--PROPERTY & CASUALTY (0.5%)
Allstate Corp. (The).......       98,376        2,324,133
Chubb Corp. (The)..........       21,338        1,357,630
Cincinnati Financial
 Corp. ....................       19,850          800,203
Loews Corp. ...............       13,404          738,896
MGIC Investment Corp. .....       13,315          636,624
Progressive Corp. (The)....        8,882          581,216
SAFECO Corp. ..............       16,762          370,859
St. Paul Cos., Inc.
 (The).....................       27,613          983,713
                                           --------------
                                                7,793,274
                                           --------------
INVESTMENT BANK/BROKERAGE (0.8%)
Bear Stearns Cos., Inc.
 (The).....................       15,075          646,341
Lehman Brothers Holdings
 Inc. .....................       14,506        1,190,399
Merrill Lynch & Co.,
 Inc. .....................       44,713        4,557,931
Paine Webber Group Inc. ...       17,702          776,675
Schwab (Charles) Corp.
 (The).....................       99,512        4,428,284
                                           --------------
                                               11,599,630
                                           --------------
LEISURE TIME (0.1%)
Brunswick Corp. ...........       11,351          217,797
Harley-Davidson, Inc. .....       36,588        1,456,660
Mirage Resorts, Inc. (a)...       24,401          497,170
                                           --------------
                                                2,171,627
                                           --------------
MACHINE TOOLS (0.0%) (b)
Milacron Inc. .............        4,436           80,957
                                           --------------
MACHINERY--DIVERSIFIED (0.3%)
Briggs & Stratton Corp. ...        2,781          106,721
Caterpillar Inc. ..........       42,981        1,695,063
Deere & Co. ...............       28,257        1,140,876
Ingersoll-Rand Co. ........       20,296          952,644

                               SHARES          VALUE
                             -----------------------------

MACHINERY--DIVERSIFIED (CONTINUED)
NACCO Industries, Inc.
 Class A...................          985   $       44,202
Thermo Electron Corp.
 (a).......................       19,273          373,414
Timken Co. (The)...........        7,401          136,919
                                           --------------
                                                4,449,839
                                           --------------
MANUFACTURING--DIVERSIFIED (1.4%)
Crane Co. .................        7,748          208,228
Danaher Corp. .............       17,232          984,378
Dover Corp. ...............       24,667        1,253,392
Honeywell International
 Inc. .....................       96,066        5,379,696
Illinois Tool Works
 Inc. .....................       36,077        2,311,183
Johnson Controls, Inc. ....       10,399          658,387
Millipore Corp. ...........        5,316          381,091
Pall Corp. ................       15,262          340,533
Parker-Hannifin Corp. .....       13,133          610,684
Sealed Air Corp. (a).......       10,266          571,046
Tyco International Ltd. ...      205,139        9,423,573
                                           --------------
                                               22,122,191
                                           --------------
METALS--MINING (0.1%)
Freeport-McMoRan Copper &
 Gold Inc. Class B (a).....       19,954          192,057
Inco Ltd. (a)..............       23,461          366,578
Phelps Dodge Corp. ........        9,379          433,779
                                           --------------
                                                  992,414
                                           --------------
MISCELLANEOUS (1.0%)
AES Corp. (The) (a)........       25,149        2,261,838
American Greetings Corp.
 Class A...................        8,340          151,163
Archer-Daniels-Midland
 Co. ......................       75,558          750,858
Corning Inc. ..............       33,460        6,608,350
Jostens, Inc. .............        4,230          104,428
Minnesota Mining &
 Manufacturing Co. ........       48,441        4,190,146
TRW, Inc. .................       14,649          856,966
                                           --------------
                                               14,923,749
                                           --------------
NATURAL GAS DISTRIBUTORS & PIPELINES (0.8%)
Coastal Corp. (The)........       25,909        1,300,308
Columbia Energy Group......       10,313          647,141
Eastern Enterprises........        2,609          158,823
El Paso Energy Corp. ......       27,935        1,187,238
Enron Corp. ...............       85,947        5,989,432
NICOR Inc. ................        5,806          196,678
ONEOK, Inc. ...............        3,557           89,814
Peoples Energy Corp. ......        4,291          133,289
Sempra Energy..............       24,678          458,085
Williams Cos., Inc.
 (The).....................       52,478        1,958,085
                                           --------------
                                               12,118,893
                                           --------------
OFFICE EQUIPMENT & SUPPLIES (0.2%)
Pitney Bowes Inc. .........       32,799        1,340,659
Xerox Corp. ...............       80,579        2,130,307
                                           --------------
                                                3,470,966
                                           --------------
OIL & GAS DRILLING (0.0%) (b)
Rowan Cos., Inc. (a).......       10,011          279,682
                                           --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                               SHARES          VALUE
                             -----------------------------
OIL & GAS--EXPLORATION & PRODUCTION (0.3%)
Anadarko Petroleum Corp. ..       14,605   $      634,405
Apache Corp. ..............       13,480          652,937
Burlington Resources
 Inc. .....................       25,805        1,014,459
Union Pacific Resources
 Group, Inc. ..............       30,714          589,325
Unocal Corp. ..............       29,603          956,547
                                           --------------
                                                3,847,673
                                           --------------
OIL & WELL--EQUIPMENT & SERVICES (0.6%)
Baker Hughes Inc. .........       39,797        1,266,042
Halliburton Co. ...........       53,677        2,371,853
McDermott International,
 Inc. .....................        7,088           57,590
Schlumberger Ltd. .........       66,613        5,100,058
Transocean Sedco Forex
 Inc. .....................       25,187        1,183,789
                                           --------------
                                                9,979,332
                                           --------------
OIL--INTEGRATED DOMESTIC (0.5%)
Amerada Hess Corp. ........       11,114          707,128
Ashland Inc. ..............        8,964          305,897
Conoco Inc. Class B........       76,116        1,893,385
Kerr-McGee Corp. ..........       11,554          597,919
Occidental Petroleum
 Corp. ....................       41,928          898,832
Phillips Petroleum Co. ....       30,740        1,458,229
Sunoco Inc. ...............       11,017          333,953
Tosco Corp. ...............       18,808          603,031
USX-Marathon Group.........       37,519          874,662
                                           --------------
                                                7,673,036
                                           --------------
OIL--INTEGRATED INTERNATIONAL (3.7%)
Chevron Corp. .............       79,611        6,776,886
Exxon Mobil Corp. .........      419,098       32,558,676
Royal Dutch Petroleum Co.
 ADR (d)...................      259,781       14,904,935
Texaco Inc. ...............       67,073        3,320,114
                                           --------------
                                               57,560,611
                                           --------------
PAPER & FOREST PRODUCTS (0.4%)
Boise Cascade Corp. .......        6,880          224,030
Champion International
 Corp. ....................       11,783          774,732
Georgia-Pacific Group......       20,937          769,435
International Paper Co. ...       50,019        1,838,198
Louisiana-Pacific Corp. ...       13,151          175,895
Mead Corp. (The)...........       12,335          429,412
Potlatch Corp. ............        3,542          139,688
Westvaco Corp. ............       12,192          376,428
Weyerhaeuser Co. ..........       28,776        1,537,717
Willamette Industries,
 Inc. .....................       13,433          512,973
                                           --------------
                                                6,778,508
                                           --------------
PERSONAL LOANS (0.3%)
Capital One Financial
 Corp. ....................       24,086        1,053,762
Countrywide Credit
 Industries, Inc. .........       13,577          375,065
Household International,
 Inc. .....................       58,652        2,448,721
Providian Financial
 Corp. ....................       17,371        1,529,734
                                           --------------
                                                5,407,282
                                           --------------

                               SHARES          VALUE
                             -----------------------------

PHOTOGRAPHY/IMAGING (0.2%)
Eastman Kodak Co. .........       38,407   $    2,148,392
IKON Office Solutions,
 Inc. .....................       18,088          106,267
Polaroid Corp. ............        5,336          107,720
                                           --------------
                                                2,362,379
                                           --------------
POLLUTION CONTROL (0.1%)
Allied Waste Industries,
 Inc. (a)..................       22,724          139,185
Waste Management, Inc. ....       74,000        1,174,750
                                           --------------
                                                1,313,935
                                           --------------
PUBLISHING (0.1%)
Harcourt General Inc. .....        8,724          326,059
McGraw-Hill Cos., Inc.
 (The).....................       24,136        1,267,140
Meredith Corp. ............        6,423          178,640
                                           --------------
                                                1,771,839
                                           --------------
PUBLISHING--NEWSPAPERS (0.3%)
Dow Jones & Co., Inc. .....       11,144          722,967
Gannett Co., Inc. .........       34,096        2,177,882
Knight-Ridder, Inc. .......        9,463          464,278
New York Times Co. (The)
 Class A...................       21,672          892,616
Tribune Co. ...............       28,961        1,125,859
                                           --------------
                                                5,383,602
                                           --------------
RAILROADS (0.3%)
Burlington Northern Santa
 Fe Corp. .................       57,641        1,390,589
CSX Corp. .................       26,468          554,174
Kansas City Southern
 Industries, Inc. .........       13,333          958,310
Norfolk Southern Corp. ....       46,317          816,337
Union Pacific Corp. .......       30,217        1,272,891
                                           --------------
                                                4,992,301
                                           --------------
RESTAURANTS (0.5%)
Darden Restaurants,
 Inc. .....................       16,028          295,516
McDonald's Corp. ..........      164,255        6,262,222
Tricon Global Restaurants,
 Inc. (a)..................       18,710          638,479
Wendy's International,
 Inc. .....................       15,132          338,579
                                           --------------
                                                7,534,796
                                           --------------
RETAIL STORES--APPAREL (0.4%)
Gap, Inc. (The)............      102,669        3,773,086
Limited, Inc. (The)........       25,956        1,172,887
TJX Cos., Inc. (The).......       39,619          760,189
                                           --------------
                                                5,706,162
                                           --------------
RETAIL STORES--DEPARTMENT (0.3%)
Dillard's, Inc. Class A....       12,738          177,536
Federated Department
 Stores, Inc. (a)..........       25,471          866,014
Kohl's Corp. (a)...........       39,772        1,909,056
May Department Stores Co.
 (The).....................       40,693        1,119,057
Nordstrom, Inc. ...........       17,382          483,437
Penney (J.C.) Co., Inc. ...       32,155          444,141
                                           --------------
                                                4,999,241
                                           --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                               SHARES          VALUE
                             -----------------------------
RETAIL STORES--DRUGS (0.2%)
Longs Drug Stores Corp. ...        4,796   $      111,507
Rite Aid Corp. ............       31,505          157,525
Walgreen Co. ..............      121,445        3,415,641
                                           --------------
                                                3,684,673
                                           --------------
RETAIL STORES--FOOD (0.4%)
Albertson's, Inc. .........       51,033        1,661,762
Great Atlantic & Pacific
 Tea Co., Inc. (The).......        4,635           84,878
Kroger Co. (The) (a).......      100,601        1,867,406
Safeway Inc. (a)...........       61,742        2,724,366
Winn-Dixie Stores, Inc. ...       18,113          299,997
                                           --------------
                                                6,638,409
                                           --------------
RETAIL STORES--GENERAL MERCHANDISE (2.3%)
Kmart Corp. (a)............       60,049          487,898
Sears, Roebuck & Co. ......       46,485        1,702,513
Target Corp. ..............       53,984        3,593,310
Wal-Mart Stores, Inc. .....      540,044       29,904,937
                                           --------------
                                               35,688,658
                                           --------------
RETAIL STORES--SPECIALTY (2.0%)
AutoZone, Inc. (a).........       18,331          420,467
Bed Bath & Beyond Inc.
 (a).......................       16,014          587,514
Best Buy Co. Inc. (a)......       24,795        2,002,196
Circuit City Stores-Circuit
 City Group................       24,411        1,435,672
Consolidated Stores Corp.
 (a).......................       13,310          165,543
Costco Wholesale Corp.
 (a).......................       53,204        2,876,341
CVS Corp. .................       47,620        2,071,470
Dollar General Corp. ......       32,308          739,045
Home Depot, Inc. (The).....      279,274       15,656,799
Lowe's Cos., Inc. .........       46,412        2,297,394
Office Depot, Inc. (a).....       39,962          422,099
Staples Inc. (a)...........       57,266        1,091,633
Tandy Corp. ...............       24,046        1,370,622
Toys "R" Us, Inc. (a)......       29,847          455,167
                                           --------------
                                               31,591,962
                                           --------------
SHOES (0.1%)
NIKE, Inc. Class B.........       33,994        1,476,614
Reebok International Ltd.
 (a).......................        6,859          116,603
                                           --------------
                                                1,593,217
                                           --------------
SPECIALIZED SERVICES (0.5%)
Block (H&R), Inc. .........       11,936          499,074
Cendant Corp. (a)..........       89,352        1,379,372
Dun & Bradstreet Corp.
 (The).....................       20,069          604,579
Ecolab Inc. ...............       15,899          621,055
IMS Health Inc. ...........       38,798          661,991
Interpublic Group of Cos.,
 Inc. (The)................       34,294        1,406,054
National Service
 Industries, Inc. .........        5,009          107,693
Omnicom Group Inc. ........       21,777        1,983,068
Young & Rubicam Inc. ......        8,140          453,296
                                           --------------
                                                7,716,182
                                           --------------

                               SHARES          VALUE
                             -----------------------------
SPECIALTY PRINTING (0.0%) (b)
Deluxe Corp. ..............        9,560   $      240,793
Donnelley (R.R.) & Sons
 Co. ......................       15,640          332,350
                                           --------------
                                                  573,143
                                           --------------
STEEL (0.1%)
Allegheny Technologies
 Inc. .....................       11,863          286,936
Bethlehem Steel Corp.
 (a).......................       15,919           85,565
Nucor Corp. ...............       10,786          463,798
USX-U.S. Steel Group.......       10,806          270,826
Worthington Industries,
 Inc. .....................       11,334          140,258
                                           --------------
                                                1,247,383
                                           --------------
TELECOMMUNICATIONS--LONG DISTANCE (3.5%)
AT&T Corp. ................      385,998       18,021,282
Global Crossing Ltd. (a)...       94,588        2,979,522
MCI WorldCom, Inc. (a).....      344,740       15,664,124
Nextel Communications, Inc.
 Class A (a)...............       43,974        4,812,405
Sprint Corp. (FON Group)...      105,360        6,479,640
Sprint Corp. (PCS Group)
 (a).......................      104,553        5,750,415
                                           --------------
                                               53,707,388
                                           --------------
TELEPHONE (3.6%)
ALLTEL Corp. ..............       38,118        2,539,612
Bell Atlantic Corp. .......      187,113       11,086,445
BellSouth Corp. ...........      228,231       11,111,997
CenturyTel, Inc. ..........       16,947          415,201
GTE Corp. .................      117,887        7,986,844
SBC Communications Inc. ...      414,287       18,150,949
US West Inc. ..............       61,363        4,368,279
                                           --------------
                                               55,659,327
                                           --------------
TEXTILES--APPAREL MANUFACTURERS (0.1%)
Liz Claiborne, Inc. .......        7,681          355,726
Russell Corp. .............        4,158           81,601
Springs Industries, Inc.
 Class A...................        2,200           90,338
V.F. Corp. ................       14,693          415,077
                                           --------------
                                                  942,742
                                           --------------
TOBACCO (0.4%)
Philip Morris Cos. Inc. ...      286,916        6,276,288
UST Inc. ..................       20,862          312,930
                                           --------------
                                                6,589,218
                                           --------------
TOYS (0.1%)
Hasbro, Inc. ..............       24,077          383,727
Mattel, Inc. ..............       50,664          620,634
                                           --------------
                                                1,004,361
                                           --------------
TRANSPORTATION--MISCELLANEOUS (0.1%)
FedEx Corp. (a)............       34,697        1,307,643
Ryder System, Inc. ........        7,813          173,351
                                           --------------
                                                1,480,994
                                           --------------
Total Common Stocks
 (Cost $910,623,534).......                 1,499,029,585(e)
                                           --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

SHORT-TERM INVESTMENTS (3.1%)
                              PRINCIPAL
                               AMOUNT           VALUE
                             -----------------------------
COMMERCIAL PAPER (2.5%)
Banque Et Caisse Epargne
 6.02%, due 5/5/00 (c).....  $ 5,949,000   $    5,943,008
Consolidated Natural Gas
 Co.
 6.10%, due 5/11/00 (c)....    9,791,000        9,771,014
 6.12%, due 5/3/00 (c).....    3,136,000        3,133,859
Hasbro Inc.
 6.08%, due 5/5/00 (c).....   13,500,000       13,486,267
National Fuel Gas Co.
 6.08%, due 5/3/00 (c).....    1,600,000        1,598,915
 6.10%, due 6/6/00 (c).....    3,300,000        3,278,683
 6.15%, due 6/5/00 (c).....      300,000          298,100
 6.20%, due 6/8/00 (c).....      800,000          794,487
                                           --------------
Total Commercial Paper
 (Cost $38,304,333)........                    38,304,333
                                           --------------
U.S. GOVERNMENT (0.6%)
United States Treasury
 Bills
 5.675%, due 7/13/00 (c)...    8,100,000        8,004,915
 5.72%, due 7/20/00 (c)....    2,000,000        1,974,034
                                           --------------
Total U.S. Government
 (Cost $9,978,949).........                     9,978,949
                                           --------------
Total Short-Term
 Investments
 (Cost $48,283,282)........                    48,283,282
                                           --------------
Total Investments
 (Cost $958,906,816) (f)...         99.9%   1,547,312,867(g)
Cash and Other Assets,
 Less Liabilities..........          0.1          680,370
                             -----------   --------------
Net Assets.................        100.0%  $1,547,993,237
                             ===========   ==============

FUTURES CONTRACTS (-0.1%)
                             CONTRACTS      UNREALIZED
                               LONG       (DEPRECIATION)(h)
                            ------------------------------
Standard & Poor's 500
Index
 June 2000................          131    $   (1,649,761)
 June 2000 (Mini).........            4            (1,656)
                                           --------------
Total Futures Contracts
 (Settlement Value
 $48,107,000) (e).........                 $   (1,651,417)
                                           ==============

------------
(a) Non-income producing security.
(b) Less than one tenth of a percent.
(c) Segregated as collateral for futures contracts.
(d) ADR--American Depository Receipt.
(e) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.
(f) The cost for Federal income tax purposes is $959,875,193.
(g) At April 30, 2000, net unrealized appreciation was $587,437,674, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $655,199,686, and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $67,762,012.
(h) Represents the difference between the value of the contracts at the time they were opened and the value at April 30, 2000.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

INDEXED EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2000 (Unaudited)


ASSETS:
 Investment in securities, at value (identified
   cost $958,906,816)...........................  $1,547,312,867
 Cash...........................................          36,182
 Receivables:
   Dividends and interest.......................       1,251,415
   Fund shares sold.............................         415,998
   Investment securities sold...................         197,623
                                                  --------------
       Total assets.............................   1,549,214,085
                                                  --------------
LIABILITIES:
 Payables:
   Variation margin on futures contracts........         505,935
   MainStay Management..........................         300,717
   Fund shares redeemed.........................         181,781
   Custodian....................................          18,328
   Transfer agent...............................           7,960
 Accrued expenses...............................         206,127
                                                  --------------
       Total liabilities........................       1,220,848
                                                  --------------
 Net assets.....................................  $1,547,993,237
                                                  ==============
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share)
   1 billion shares authorized
   Institutional Class..........................  $       39,249
   Institutional Service Class..................           1,764
 Additional paid-in capital.....................     717,492,636
 Accumulated undistributed net investment
   income.......................................       4,583,593
 Accumulated undistributed net realized gain on
   investments and futures contracts............     239,121,361
 Net unrealized appreciation on investments and
   futures contracts............................     586,754,634
                                                  --------------
 Net assets.....................................  $1,547,993,237
                                                  ==============
Institutional Class
 Net assets applicable to outstanding shares....  $1,481,714,762
                                                  ==============
 Shares of capital stock outstanding............      39,249,071
                                                  ==============
 Net asset value per share outstanding..........  $        37.75
                                                  ==============
Institutional Service Class
 Net assets applicable to outstanding shares....  $   66,278,475
                                                  ==============
 Shares of capital stock outstanding............       1,763,900
                                                  ==============
 Net asset value per share outstanding..........  $        37.57
                                                  ==============

STATEMENT OF OPERATIONS
For the six months ended April 30, 2000 (Unaudited)


INVESTMENT INCOME:
 Income:
   Dividends (a)................................  $    9,689,544
   Interest.....................................         413,262
                                                  --------------
       Total income.............................      10,102,806
                                                  --------------
 Expenses:
   Management...................................       4,091,143
   Custodian....................................          83,314
   Service......................................          80,215
   Professional.................................          75,711
   Shareholder communication....................          44,135
   Transfer agent...............................          29,955
   Directors....................................          17,222
   Registration.................................           2,933
   Miscellaneous................................          70,009
                                                  --------------
       Total expenses before reimbursement......       4,494,637
   Expense reimbursement from Manager...........      (1,959,736)
                                                  --------------
       Net expenses.............................       2,534,901
                                                  --------------
 Net investment income..........................       7,567,905
                                                  --------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain from:
   Security transactions........................     238,753,570
   Futures transactions.........................       1,650,679
                                                  --------------
 Net realized gain on
   investments..................................     240,404,249
                                                  --------------
 Net change in unrealized
   appreciation on investments:
   Security transactions........................    (136,820,861)
   Futures transactions.........................      (1,954,325)
                                                  --------------
 Net unrealized loss on
   investments..................................    (138,775,186)
                                                  --------------
 Net realized and unrealized gain on
   investments..................................     101,629,063
                                                  --------------
 Net increase in net assets
   resulting from operations....................  $  109,196,968
                                                  ==============

------------
(a) Dividends recorded net of foreign withholding taxes of $12,932.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2000 (Unaudited), the period January 1, 1999 through October 31, 1999* and the year ended December 31, 1998

                                                                   2000            1999*             1998
                                                              --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income...................................  $    7,567,905   $   14,052,668   $   16,035,836
    Net realized gain on investments and futures
      contracts.............................................     240,404,249       66,096,265       54,018,731
    Net change in unrealized appreciation on investments and
      futures contracts.....................................    (138,775,186)      94,857,335      244,317,325
                                                              --------------   --------------   --------------
    Net increase in net assets resulting from operations....     109,196,968      175,006,268      314,371,892
                                                              --------------   --------------   --------------
  Dividends and distributions to shareholders:
    From net investment income:
      Institutional Class...................................     (16,527,242)              --      (15,890,238)
      Institutional Service Class...........................        (509,738)              --         (314,560)
    From net realized gain on investments:
      Institutional Class...................................     (63,793,701)     (13,798,796)     (43,243,748)
      Institutional Service Class...........................      (2,462,123)        (520,131)      (1,050,731)
                                                              --------------   --------------   --------------
        Total dividends and distributions to shareholders...     (83,292,804)     (14,318,927)     (60,499,277)
                                                              --------------   --------------   --------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................     120,483,787      239,078,730      355,359,146
      Institutional Service Class...........................      16,931,521       32,503,215       23,308,027
    Net asset value of shares issued to shareholders in
      reinvestment of dividends and distributions:
      Institutional Class...................................      80,320,943       13,796,673       59,128,205
      Institutional Service Class...........................       2,971,861          520,113        1,359,018
                                                              --------------   --------------   --------------
                                                                 220,708,112      285,898,731      439,154,396
    Cost of shares redeemed:
      Institutional Class...................................    (385,514,419)    (240,105,604)    (156,430,972)
      Institutional Service Class...........................     (16,342,357)     (11,948,104)      (7,935,488)
                                                              --------------   --------------   --------------
      Increase (decrease) in net assets derived from capital
        share transactions..................................    (181,148,664)      33,845,023      274,787,936
                                                              --------------   --------------   --------------
      Net increase (decrease) in net assets.................    (155,244,500)     194,532,364      528,660,551
NET ASSETS:
  Beginning of period.......................................   1,703,237,737    1,508,705,373      980,044,822
                                                              --------------   --------------   --------------
  End of period.............................................  $1,547,993,237   $1,703,237,737   $1,508,705,373
                                                              ==============   ==============   ==============
  Accumulated undistributed net investment income at end of
    period..................................................  $    4,583,593   $   14,052,668   $           --
                                                              ==============   ==============   ==============

------------
* The Fund changed its fiscal year end from December 31 to October 31.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

INDEXED EQUITY FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                              INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
                              INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
                                  CLASS           CLASS           CLASS           CLASS           CLASS           CLASS
                              -------------   -------------   -------------   -------------   -------------   -------------
                                                                     JANUARY 1, 1999
                                    SIX MONTHS ENDED                     THROUGH                       YEAR ENDED
                                    APRIL 30, 2000**                OCTOBER 31, 1999*               DECEMBER 31, 1998
                              -----------------------------   -----------------------------   -----------------------------
Net asset value at beginning
of period...................   $    36.99      $    36.80      $    33.39      $    33.28      $    27.05      $    26.99
                               ----------      ----------      ----------      ----------      ----------      ----------
Net investment income.......         0.17(a)         0.13(a)         0.31            0.21            0.38            0.31
Net realized and unrealized
 gain (loss) on
 investments................         2.43            2.40            3.60            3.62            7.36            7.31
                               ----------      ----------      ----------      ----------      ----------      ----------
Total from investment
 operations.................         2.60            2.53            3.91            3.83            7.74            7.62
                               ----------      ----------      ----------      ----------      ----------      ----------
Less dividends and
 distributions:
From net investment income..        (0.38)          (0.30)             --              --           (0.38)          (0.31)
From net realized gain on
 investments................        (1.46)          (1.46)          (0.31)          (0.31)          (1.02)          (1.02)
In excess of net realized
 gain on investments........           --              --              --              --              --              --
                               ----------      ----------      ----------      ----------      ----------      ----------
Total dividends and
 distributions..............        (1.84)          (1.76)          (0.31)          (0.31)          (1.40)          (1.33)
                               ----------      ----------      ----------      ----------      ----------      ----------
Net asset value at end of
 period.....................   $    37.75      $    37.57      $    36.99      $    36.80      $    33.39      $    33.28
                               ==========      ==========      ==========      ==========      ==========      ==========
Total investment return.....         7.03%(c)        6.88%(c)       11.80%(c)       11.60%(c)       28.62%          28.24%
Ratios (to average net
 assets)/Supplemental Data:
 Net investment income......         0.93%+          0.68%+          1.06%+          0.81%+          1.29%           1.04%
 Net expenses...............         0.30%+          0.55%+          0.30%+          0.55%+          0.30%           0.55%
 Expenses (before
   reimbursement)...........         0.54%+          0.79%+          0.55%+          0.80%+          0.56%           0.81%
Portfolio turnover rate.....            4%              4%              7%              7%              8%              8%
Net assets at end of period
 (in 000's).................   $1,481,715      $   66,278      $1,641,591      $   61,647      $1,472,263      $   36,442

------------
 * The Fund changed its fiscal year end from December 31 to October 31. ** Unaudited.
 +  Annualized.
(a) Per share data based on average shares outstanding during the period.
(b) Less than one cent per share.
(c) Total return is not annualized.
(d) Institutional Service Class commenced January 1, 1995.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                     INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
     INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL
         CLASS           CLASS           CLASS           CLASS           CLASS         CLASS(d)          CLASS
     -------------   -------------   -------------   -------------   -------------   -------------   -------------
                                                YEAR ENDED DECEMBER 31
     -------------------------------------------------------------------------------------------------------------
                 1997                            1996                            1995                    1994
     -----------------------------   -----------------------------   -----------------------------   -------------
      $    21.05      $    21.01      $    17.82      $    17.81      $    13.53      $    13.53      $    13.86
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
            0.37            0.32            0.34            0.31            0.35            0.33            0.33
            6.54            6.52            3.69            3.66            4.64            4.64           (0.20)
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
            6.91            6.84            4.03            3.97            4.99            4.97            0.13
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
           (0.37)          (0.32)          (0.34)          (0.31)          (0.34)          (0.33)          (0.33)
           (0.54)          (0.54)          (0.46)          (0.46)          (0.36)          (0.36)          (0.13)
              --              --              --              --              --              --            0.00(b)
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
           (0.91)          (0.86)          (0.80)          (0.77)          (0.70)          (0.69)          (0.46)
      ----------      ----------      ----------      ----------      ----------      ----------      ----------
      $    27.05      $    26.99      $    21.05      $    21.01      $    17.82      $    17.81      $    13.53
      ==========      ==========      ==========      ==========      ==========      ==========      ==========
           32.88%          32.60%          22.57%          22.21%          36.88%          36.70%           0.90%
            1.56%           1.31%           1.96%           1.71%           2.21%           1.96%           2.43%
            0.30%           0.55%           0.44%           0.69%           0.50%           0.75%           0.50%
            0.56%           0.81%           0.59%           0.84%           0.59%           0.84%           0.58%
               3%              3%              8%              8%              4%              4%              5%
      $  966,217      $   13,828      $  617,716      $    5,865      $  354,420      $      969      $  244,685

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE EQUITY FUND
--------------------------------------------------------------------------------

Throughout most of the six months ended April 30, 2000, the stock market was exceedingly turbulent, with growth stocks generally outpacing value equities by a substantial margin. In March and April, however, value stocks generally outperformed growth issues at all capitalization levels(1) in response to widespread inflation jitters and concerns over lofty valuations among growth stocks.

During the reporting period, technology stocks dominated the market's attention, while traditional value sectors were generally sluggish in comparison. Energy stocks were a notable exception, showing strong performance throughout the semiannual period.

In an effort to slow economic growth and curb inflation, the Federal Reserve raised the targeted Federal Funds rate in November, February, and March. This had a generally negative impact on traditional value sectors such as basic materials companies, retailers, and firms in financial services.

PERFORMANCE REVIEW

For the six months ended April 30, 2000, MainStay Institutional Value Equity Fund returned -0.78% for Institutional Class shares and -0.92% for Service Class shares. Both share classes underperformed the 3.88% return of the average Lipper(2) multi-cap value fund and the 7.19% return of the S&P 500 Index.(3) The Fund's strict adherence to its value disciplines limited its ability to participate in the technology rally and may help to explain why the Fund underper-formed its Lipper peers. Although the Fund underperformed the S&P 500, it outperformed the -0.99% return of the Russell 1000 Value Index. The subadvisor believes this Index more closely reflects the Fund's holdings.

Throughout the reporting period, the Fund held about one-eighth of the S&P 500's weight in the technology sector. Seagate Technology, Inc. was one such issue that met the Fund's value criteria and had a positive impact on the Fund's performance over the six-month period ended April 30, 2000.

While the Fund was underweighted in technology, it held nearly three times the benchmark's weighting in energy, which had a positive effect on the Fund's performance. Among the Fund's strongest performing energy stocks were Dynegy, Coastal Corp., El Paso Energy, Noble Affiliates, and Valero Energy. The Fund also had success with Sunoco, which gained strength in response to improving margins and earnings visibility.

INTEREST-RATE SENSITIVE ISSUES

Although several of the Fund's financial and insurance holdings suffered as interest rates rose, Citigroup proved relatively resilient during the reporting period, with strong advances in March that helped it contribute positively to Fund performance. Despite wide price swings, AXA Financial closed the reporting period near where it began, while American General was a lagging financial holding. To manage financial exposure in a rising interest-rate environment, we sold the Fund's positions in Conseco and SLM Holding in the first two months of 2000.

Although retail stocks were generally challenged by rising interest rates, discount retailer Payless ShoeSource gained substantial ground in March and April, with a positive impact on Fund performance.

Certain of the Fund's basic materials stocks, such as Georgia-Pacific and USX-U.S. Steel, struggled as Federal Reserve tightening

--------------------------------------------------------------------------------
(1) As measured by the Russell 1000(R), Russell 2000(R), and Russell Midcap(R) Growth and Value Indexes. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which, in turn, is an unmanaged index that includes the 3,000 largest U.S. companies based on total market capitalization. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell Midcap(TM) Index measures the performance of the 800 smallest companies in the Russell 1000 Index. All Russell Growth Indices measure the performance of stocks within the respective universe with higher price-to book ratios and higher forecasted growth values. All Russell Value Indices measure the performance of stocks within the respective universe with lower price-to-book ratios and lower forecasted growth values. Total returns reflect reinvestment of all dividends and capital gains. An investment cannot be made directly into an index.
(2) Lipper Inc. is an independent monitor of mutual fund performance. Its rankings are based on total returns with capital gains and dividends reinvested.
(3) "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500 is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. Returns assume the reinvestment of all income and capital gain distributions. An investment cannot be made directly into an index.

fueled concerns about slowing economic growth. Reynolds Metals, on the other hand, showed strong performance throughout the semiannual period, benefiting from its impending merger with ALCOA. Container companies such as Owens-Illinois, Smurfit-Stone Container, and Temple-Inland were also hurt by rising interest rates, and these holdings had a negative impact on Fund performance.

OTHER SECTORS

While health care results were mixed, drug manufacturer Mylan Laboratories showed strength throughout the reporting period, with a positive impact on Fund performance. After rallying as the year 2000 approached, Health Management Associates stock retreated in January and February, but then climbed steadily in March and April to have a positive overall impact on the Fund's results. Becton, Dickinson, a medical products company, rose sharply in the latter half of January but ended the six-month reporting period just slightly higher than where it began.

The Fund's chemical holdings were quite volatile, but IMC Global and Air Products and Chemicals both contributed positively to the Fund's overall performance.

Harrah's Entertainment, which had previously been a strong performer for the Fund, trended steadily downward throughout the reporting period. And despite a positive showing in October, Hasbro declined for the next five months. Both stocks had a negative impact on Fund performance.

LOOKING AHEAD

The outperformance of value stocks in March and April suggests that investors may be increasingly interested in investing in companies with both attractive valuation and strong earnings growth potential. It is these types of stocks that have appreciated as the high-flying technology sector has come down to earth. We believe the Federal Reserve will continue its tightening moves to keep inflation and economic growth in check, so we plan to add to the Fund's positions in less economically sensitive sectors, such as consumer staples and health care. We have also reduced the Fund's exposure to consumer cyclicals, as we anticipate slowing earnings growth in this sector in the coming years, in response to weakening consumer spending and overall economic trends.

Whatever the markets or the economy may bring, the Fund will continue to follow its rigorous value process as it seeks to realize maximum long-term total return from a combination of capital growth and income.

RICHARD A. ROSEN
Portfolio Manager
MacKay Shields LLC

--------------------------------------------------------------------------------
Past performance is no guarantee of future results.

The Fund's net asset value will fluctuate and you could lose money by investing in the Fund. Value stocks may never reach what the subadvisor believes is their full value and may go down in value. Different types of stocks tend to shift in and out of favor, and so the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

                  $250,000 INVESTED IN MAINSTAY INSTITUTIONAL
                              VALUE EQUITY FUND VS
                               S&P 500 INDEX AND
                            RUSSELL 1000 VALUE INDEX
                           INSTITUTIONAL CLASS SHARES
[INSTITUTIONAL CLASS SHARES GRAPH]

                                                      S&P 500 INDEX             VALUE EQUITY FUND       RUSSELL 1000 VALUE INDEX
                                                      -------------             -----------------       ------------------------
1/2/91                                          $     250000.00000           $    250000.00000           $    250000.00000
91                                                    326169.00000                341500.00000                311505.00000
92                                                    351004.00000                412219.00000                354515.00000
93                                                    386397.00000                473637.00000                418783.00000
94                                                    391491.00000                479424.00000                410454.00000
95                                                    538653.00000                626473.00000                567879.00000
96                                                    662317.00000                759502.00000                690786.00000
97                                                    883274.00000                931372.00000                933820.00000
98                                                   1135680.00000                855946.00000               1079840.00000
99                                                   1374820.00000                934826.00000               1159080.00000
00 as of 4/30/00                                     1364100.00000                916468.00000               1151140.00000

Source: Lipper Inc.

THESE GRAPHS ASSUME A $250,000 INVESTMENT MADE ON 1/2/91.

                  $250,000 INVESTED IN MAINSTAY INSTITUTIONAL
                              VALUE EQUITY FUND VS
                               S&P 500 INDEX AND
                            RUSSELL 1000 VALUE INDEX
                              SERVICE CLASS SHARES
[SERVICE CLASS SHARES GRAPH]

                                                      S&P 500 INDEX             VALUE EQUITY FUND       RUSSELL 1000 VALUE INDEX
                                                      -------------             -----------------       ------------------------
1/2/91                                           $    250000.00000           $    250000.00000           $    250000.00000
91                                                    326169.00000                341500.00000                311505.00000
92                                                    351004.00000                412219.00000                354515.00000
93                                                    386397.00000                473637.00000                418783.00000
94                                                    391491.00000                479424.00000                410454.00000
95                                                    538653.00000                619976.00000                567879.00000
96                                                    662317.00000                756979.00000                690786.00000
97                                                    883274.00000                925611.00000                933820.00000
98                                                   1135680.00000                848787.00000               1079840.00000
99                                                   1374820.00000                924978.00000               1159080.00000
00 as of 4/30/00                                     1364100.00000                905375.00000               1151140.00000

                                         TOTAL RETURN(*)            AVERAGE ANNUAL TOTAL RETURN(*)
            PERFORMANCE                AS OF APRIL 30, 2000              AS OF APRIL 30, 2000
--------------------------------------------------------------------------------------------------------
                                      Six-month period         One year   Five years   Since inception
--------------------------------------------------------------------------------------------------------
Value Equity Fund Institutional
Class                                         -0.78%            -4.83%      11.56%           14.93%
Value Equity Fund Service Class(+)            -0.92             -5.11       11.27            14.78
Average Lipper multi-cap value
 fund(++)                                      3.88             -0.32       15.65            15.09
S&P 500 Index(sec.)                            7.19             10.13       25.26            20.28
Russell 1000(R) Value Index(I)                -0.99             -3.88       19.94            17.77

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
[PERFORMANCE CHART]

                                                                         YEAR ENDED
                                                                         DECEMBER 31
                       1991          1992         1993         1994         1995         1996         1997         1998
                       ----          ----         ----         ----         ----         ----         ----         ----
TOTAL RETURN *        36.6%          20.71%       14.90%        1.22%       29.42%       22.41%       22.63%       -8.10%

                      TEN              SIX
                     MONTHS           MONTHS
                     ENDED             ENDED
                   OCTOBER 31         APRIL 30
                      1999              2000
                      ----              ----
TOTAL RETURN *        7.916%           -0.78%


--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS THAN THAT SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

 (*) Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25% on an annualized basis of the average daily net asset value of the Service Class shares.

 (+) Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to 12/31/94. Performance figures for these two classes will vary after this date based on differences in their expense structures.

 (++) Lipper Inc. is an independent monitor of mutual fund performance. Its rankings are based on total returns with capital gains and dividends reinvested.

 (sec.) "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P
        500 is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. Returns assume the reinvestment of all income and capital gain distributions. An investment cannot be made directly into an index.

(I) The MainStay Institutional Value Equity Fund, going forward, will measure its performance against the Russell 1000(R) Value Index. This index reflects the holdings of the Fund better than the S&P 500, against which the Fund is currently measured, and the subadvisor believes that the Russell 1000 Value Index is, therefore, a better performance benchmark. The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which, in return, is an unmanaged index that includes the 3,000 largest U.S. companies based on total market capitalization. Returns reflect reinvestment of all dividends and capital gains. An investment cannot be made directly into an index.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

VALUE EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2000 (Unaudited)

COMMON STOCKS (93.4%)+
                                   SHARES         VALUE
                                 -------------------------
AEROSPACE/DEFENCE (1.7%)
General Dynamics Corp. ........      125,700   $  7,353,450
Raytheon Co. Class A...........       67,800      1,555,163
Raytheon Co. Class B...........      140,700      3,121,781
                                               ------------
                                                 12,030,394
                                               ------------
ALUMINUM (1.3%)
Reynolds Metals Co. ...........      133,100      8,851,150
                                               ------------
BANKS (6.9%)
Bank One Corp. ................       85,200      2,598,600
Chase Manhattan Corp. (The)....      185,500     13,367,594
FleetBoston Financial Corp. ...      475,216     16,840,467
Washington Mutual, Inc. .......      611,300     15,626,356
                                               ------------
                                                 48,433,017
                                               ------------
CHEMICALS (2.1%)
Air Products and Chemicals,
 Inc. .........................      298,400      9,269,050
IMC Global Inc. ...............      374,860      5,786,901
                                               ------------
                                                 15,055,951
                                               ------------
COMPUTER SOFTWARE & SERVICES (0.2%)
Ceridian Corp. (a).............       54,900      1,190,644
                                               ------------
COMPUTER SYSTEMS (3.8%)
Seagate Technology, Inc. (a)...      211,800     10,762,088
Unisys Corp. (a)...............      692,700     16,061,981
                                               ------------
                                                 26,824,069
                                               ------------
CONSUMER PRODUCTS (0.9%)
Energizer Holdings, Inc. (a)...      375,633      6,409,238
                                               ------------
CONTAINERS (2.8%)
Owens-Illinois, Inc. (a).......      141,800      1,914,300
Smurfit-Stone Container Corp.
 (a)...........................      714,900     10,902,225
Temple-Inland Inc. ............      134,600      6,746,825
                                               ------------
                                                 19,563,350
                                               ------------
ELECTRIC POWER COMPANIES (3.7%)
DTE Energy Co. ................      245,500      8,009,438
Energy East Corp. .............      364,000      7,598,500
Niagara Mohawk Holdings Inc.
 (a)...........................      749,500     10,399,312
                                               ------------
                                                 26,007,250
                                               ------------
ENGINEERING & CONSTRUCTION (1.6%)
Fluor Corp. ...................      325,100     10,911,169
                                               ------------

                                   SHARES         VALUE
                                 -------------------------
FINANCE (7.1%)
American General Corp. ........      386,600   $ 21,649,600
AXA Financial, Inc. ...........      493,000     16,084,125
Citigroup Inc. ................      202,500     12,036,094
                                               ------------
                                                 49,769,819
                                               ------------
FOOD (3.9%)
ConAgra, Inc. .................      459,500      8,673,062
Heinz (H.J.) Co. ..............      310,900     10,570,600
Ralston-Ralston Purina Group...      447,700      7,918,694
                                               ------------
                                                 27,162,356
                                               ------------
HEALTH CARE--DRUGS (1.1%)
Mylan Laboratories Inc. .......      266,700      7,567,613
                                               ------------
HEALTH CARE--MEDICAL PRODUCTS (1.0%)
Becton, Dickinson & Co. .......      270,300      6,926,438
                                               ------------
HEALTH CARE--MISCELLANEOUS (4.7%)
Abbott Laboratories............      313,400     12,046,312
Health Management Associates,
 Inc. Class A (a)..............      440,000      7,012,500
Manor Care, Inc. (a)...........      246,200      2,939,013
Tenet Healthcare Corp. (a).....      431,800     11,010,900
                                               ------------
                                                 33,008,725
                                               ------------
HEAVY DUTY TRUCKS & PARTS (1.5%)
Dana Corp. ....................      348,300     10,579,613
                                               ------------
HOTEL/MOTEL (1.2%)
Harrah's Entertainment, Inc.
 (a)...........................      412,800      8,488,200
                                               ------------
HOUSEHOLD PRODUCTS (1.0%)
Clorox Co. (The)...............      184,200      6,769,350
                                               ------------
INSURANCE (3.3%)
Allstate Corp. (The)...........      331,800      7,838,775
MGIC Investment Corp. .........      319,800     15,290,437
                                               ------------
                                                 23,129,212
                                               ------------
LEISURE TIME (0.5%)
Callaway Golf Co. .............      200,900      3,339,962
                                               ------------
MACHINERY (1.6%)
Ingersoll-Rand Co. ............      233,900     10,978,681
                                               ------------
MANUFACTURING (4.8%)
American Standard Cos. Inc.
 (a)...........................      472,500     19,372,500
Honeywell International
 Inc. .........................      262,525     14,701,400
                                               ------------
                                                 34,073,900
                                               ------------

------------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                                   SHARES         VALUE
                                 -------------------------
NATURAL GAS DISTRIBUTORS & PIPELINES (6.9%)
Coastal Corp. (The)............      453,900   $ 22,780,106
Dynegy Inc. Class A............      281,100     18,394,481
El Paso Energy Corp. ..........      166,300      7,067,750
                                               ------------
                                                 48,242,337
                                               ------------
OIL & GAS SERVICES (9.9%)
Burlington Resources Inc. .....      285,900     11,239,444
Noble Affiliates, Inc. ........      447,100     16,123,544
Union Pacific Resources Group
 Inc. .........................      848,400     16,278,675
Unocal Corp. ..................      411,900     13,309,518
Valero Energy Corp. ...........      443,200     12,852,800
                                               ------------
                                                 69,803,981
                                               ------------
OIL--INTEGRATED DOMESTIC (4.2%)
Sunoco, Inc. ..................      338,100     10,248,656
Tosco Corp. ...................      590,600     18,936,113
                                               ------------
                                                 29,184,769
                                               ------------
OIL--INTEGRATED INTERNATIONAL (1.8%)
Texaco Inc. ...................      260,300     12,884,850
                                               ------------
PAPER & FOREST PRODUCTS (1.5%)
Georgia-Pacific Group..........      229,100      8,419,425
International Paper Co. .......       63,200      2,322,600
                                               ------------
                                                 10,742,025
                                               ------------
RETAIL (2.7%)
Federated Department Stores,
 Inc. (a)......................      181,600      6,174,400
Office Depot, Inc. (a).........    1,238,400     13,080,600
                                               ------------
                                                 19,255,000
                                               ------------
STEEL (1.2%)
USX-U.S. Steel Group...........      330,000      8,270,625
                                               ------------
TELECOMMUNICATIONS--LONG DISTANCE (2.8%)
AT&T Corp. ....................      425,500     19,865,531
                                               ------------
TELEPHONE (3.6%)
Bell Atlantic Corp. ...........      308,200     18,260,850
CenturyTel, Inc. ..............      302,100      7,401,450
                                               ------------
                                                 25,662,300
                                               ------------

                                   SHARES         VALUE
                                 -------------------------
TEXTILE--SPECIALTY (0.6%)
Shaw Industries, Inc. .........      260,650   $  4,121,528
                                               ------------
TOYS (1.5%)
Hasbro, Inc. ..................      666,100     10,615,969
                                               ------------
Total Common Stocks
 (Cost $634,773,799)...........                 655,719,016
                                               ------------

SHORT-TERM INVESTMENTS (4.8%)
                                  PRINCIPAL
                                   AMOUNT
                                 -----------
COMMERCIAL PAPER (4.8%)
Ford Motor Credit Co.
 6.00%, due 5/5/00 ............  $ 4,540,000      4,535,453
General Electric Co.
 6.04%, due 5/18/00 ...........   13,050,000     13,008,393
Wells Fargo Co.
 6.01%, due 5/1/00 ............    6,790,000      6,769,484
 6.04%, due 5/17/00 ...........    9,855,000      9,851,703
                                               ------------
Total Short-Term Investments
 (Cost $34,165,033)............                  34,165,033
                                               ------------
Total Investments
 (Cost $668,938,832) (b).......         98.2%   689,884,049(c)
Cash and Other Assets,
 Less Liabilities..............          1.8     12,369,960
                                 -----------   ------------
Net Assets.....................        100.0%  $702,254,009
                                 ===========   ============

------------
(a)  Non-income producing security.
(b)  The cost for Federal income tax purposes is $670,904,108.
(c) At April 30, 1999, net unrealized appreciation was $18,979,941, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $80,455,708 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $61,475,767.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

VALUE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2000 (Unaudited)


ASSETS:
 Investment in securities, at value (identified
   cost $668,938,832)...........................  $  689,884,049
   Cash.........................................       4,041,939
 Receivables:
   Investment securities sold...................      29,551,848
   Dividends....................................       1,090,152
   Fund shares sold.............................         131,042
 Other assets...................................         178,590
                                                  --------------
       Total assets.............................     724,877,620
                                                  --------------
LIABILITIES:
 Payables:
   Investment securities purchased..............      21,659,834
   MainStay Management..........................         458,762
   Fund shares redeemed.........................         331,193
   Transfer agent...............................          68,510
   Custodian....................................          18,111
 Accrued expenses...............................          87,201
                                                  --------------
       Total liabilities........................      22,623,611
                                                  --------------
 Net assets.....................................  $  702,254,009
                                                  ==============
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share) 1
   billion shares authorized
   Institutional Class..........................  $       55,857
   Institutional Service Class..................             420
 Additional paid-in capital.....................     700,747,015
 Accumulated undistributed net investment
   income.......................................       2,196,387
 Accumulated net realized loss on investments...     (22,069,485)
 Accumulated net realized gain on foreign
   currency transactions........................         378,598
 Net unrealized appreciation on investments.....      20,945,217
                                                  --------------
 Net assets.....................................  $  702,254,009
                                                  ==============
Institutional Class
 Net assets applicable to outstanding shares....  $  697,021,181
                                                  ==============
 Shares of capital stock outstanding............      55,857,285
                                                  ==============
 Net asset value per share outstanding..........  $        12.48
                                                  ==============
Institutional Service Class
 Net assets applicable to outstanding shares....  $    5,232,828
                                                  ==============
 Shares of capital stock outstanding............         419,560
                                                  ==============
 Net asset value per share outstanding..........  $        12.47
                                                  ==============


STATEMENT OF OPERATIONS
For the six months ended April 30, 2000 (Unaudited)


INVESTMENT INCOME:
 Income:
   Dividends (a)................................  $    6,385,599
   Interest.....................................         507,680
                                                  --------------
       Total income.............................       6,893,279
                                                  --------------
 Expenses:
   Management...................................       2,942,931
   Transfer agent...............................         219,783
   Professional.................................          39,069
   Custodian....................................          30,757
   Shareholder communication....................          24,382
   Registration.................................           9,845
   Service......................................           7,756
   Directors....................................           7,281
   Miscellaneous................................           8,015
                                                  --------------
       Total expenses...........................       3,289,819
                                                  --------------
 Net investment income..........................       3,603,460
                                                  --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY FORWARD
 CONTRACT TRANSACTIONS:
 Net realized gain from:
   Security transactions........................       5,534,063
   Foreign currency forward contract
     transactions...............................         378,598
                                                  --------------
 Net realized gain on investments and foreign
   currency forward contract transactions.......       5,912,661
                                                  --------------
 Net change in unrealized appreciation
   (depreciation) on investments:
   Security transactions........................     (16,554,055)
   Foreign currency forward contract............         137,346
                                                  --------------
 Net unrealized loss on investments and foreign
   currency forward contract....................     (16,416,709)
                                                  --------------
 Net realized and unrealized loss on
   investments..................................     (10,504,048)
                                                  --------------
 Net decrease in net assets resulting from
   operations...................................  $   (6,900,588)
                                                  ==============

------------
(a) Dividends recorded net of foreign withholding taxes of $685.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2000 (Unaudited), the period January 1, 1999 through October 31, 1999* and the year ended December 31, 1998

                                                                  2000            1999*           1998
                                                              -------------   -------------   -------------
DECREASE IN NET ASSETS:
  Operations:
    Net investment income...................................  $   3,603,460   $   5,516,523   $   9,720,362
    Net realized gain (loss) on investments and foreign
      currency forward contract.............................      5,912,661     (19,476,120)    129,651,994
    Net change in unrealized appreciation (depreciation) on
      investments and foreign currency forward contract.....    (16,416,709)     72,567,551    (210,901,900)
                                                              -------------   -------------   -------------
    Net increase (decrease) in net assets resulting from
      operations............................................     (6,900,588)     58,607,954     (71,529,544)
                                                              -------------   -------------   -------------
  Dividends and distributions to shareholders:
    From net investment income:
      Institutional Class...................................     (6,415,838)        (11,708)     (9,628,522)
      Institutional Service Class...........................        (42,011)            (59)        (90,474)
    From net realized gain on investments:
      Institutional Class...................................             --              --    (153,210,452)
      Institutional Service Class...........................             --              --      (1,867,811)
    Distribution in excess of net realized gain on
      investments:
      Institutional Class...................................             --              --      (8,485,501)
      Institutional Service Class...........................             --              --        (103,063)
                                                              -------------   -------------   -------------
        Total dividends and distributions to shareholders...     (6,457,849)        (11,767)   (173,385,823)
                                                              -------------   -------------   -------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................     15,541,578      42,954,878      85,177,154
      Institutional Service Class...........................        403,066         934,186       1,986,558
    Net asset value of shares issued to shareholders in
      reinvestment of dividends and distributions:
      Institutional Class...................................      6,412,685          11,706     171,050,165
      Institutional Service Class...........................         41,327              59       2,062,197
                                                              -------------   -------------   -------------
                                                                 22,398,656      43,900,829     260,276,074
    Cost of shares redeemed:
      Institutional Class...................................    (53,006,732)   (160,535,158)   (197,456,599)
      Institutional Service Class...........................     (2,496,881)     (3,977,132)     (2,401,236)
                                                              -------------   -------------   -------------
      Increase (decrease) in net assets derived from capital
        share transactions..................................    (33,104,957)   (120,611,461)     60,418,239
                                                              -------------   -------------   -------------
      Net decrease in net assets............................    (46,463,394)    (62,015,274)   (184,497,128)
NET ASSETS:
  Beginning of period.......................................    748,717,403     810,732,677     995,229,805
                                                              -------------   -------------   -------------
  End of period.............................................  $ 702,254,009   $ 748,717,403   $ 810,732,677
                                                              =============   =============   =============
  Accumulated undistributed net investment income at end of
    period..................................................  $   2,196,387   $   5,050,776   $       7,156
                                                              =============   =============   =============

------------
* The Fund changed its fiscal year end from December 31 to October 31.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

VALUE EQUITY FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                              INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
                              INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
                                  CLASS           CLASS           CLASS           CLASS           CLASS           CLASS
                              -------------   -------------   -------------   -------------   -------------   -------------
                                                                     JANUARY 1, 1999
                                    SIX MONTHS ENDED                     THROUGH                       YEAR ENDED
                                    APRIL 30, 2000**                OCTOBER 31, 1999*               DECEMBER 31, 1998
                              -----------------------------   -----------------------------   -----------------------------
Net asset value at beginning
of period...................    $  12.69        $  12.66        $  11.76        $  11.76        $  16.36        $  16.35
                                --------        --------        --------        --------        --------        --------
Net investment income.......        0.06(a)         0.05(a)         0.09            0.06            0.18            0.14
Net realized and unrealized
 gain (loss) on
 investments................       (0.16)          (0.17)           0.84            0.84           (1.58)          (1.57)
                                --------        --------        --------        --------        --------        --------
Total from investment
 operations.................       (0.10)          (0.12)           0.93            0.90           (1.40)          (1.43)
                                --------        --------        --------        --------        --------        --------
Less dividends and
 distributions:
From net investment income..       (0.11)          (0.07)          (0.00)(b)       (0.00)(b)       (0.18)          (0.14)
From net realized gain on
 investments................          --              --              --              --           (2.90)          (2.90)
In excess of net realized
 gain on investments........          --              --              --              --           (0.12)          (0.12)
                                --------        --------        --------        --------        --------        --------
Total dividends and
 distributions..............       (0.11)          (0.07)          (0.00)(b)       (0.00)(b)       (3.20)          (3.16)
                                --------        --------        --------        --------        --------        --------
Net asset value at end of
 period.....................    $  12.48        $  12.47        $  12.69        $  12.66        $  11.76        $  11.76
                                ========        ========        ========        ========        ========        ========
Total investment return.....       (0.78%)(c)      (0.92%)(c)       7.91%(c)        7.65%(c)       (8.10%)         (8.30%)
Ratios (to average net
 assets)/Supplemental Data:
 Net investment income......        1.03%+          0.78%+          0.84%+          0.59%+          1.04%           0.79%
 Net expenses...............        0.94%+          1.19%+          0.96%+          1.21%+          0.98%           1.23%
Portfolio turnover rate.....          45%             45%             49%             49%             76%             76%
Net assets at end of period
 (in 000's).................    $697,021        $  5,233        $741,300        $  7,418        $800,993        $  9,740

------------
 * The Fund changed its fiscal year end from December 31 to October 31. ** Unaudited.
 +  Annualized.
(a) Per share data based on average shares outstanding during the period.
(b) Less than one cent per share.
(c)  Total return is not annualized.
(d) Institutional Service Class commenced January 1, 1995.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                     INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
     INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL
         CLASS           CLASS           CLASS           CLASS           CLASS         CLASS(d)          CLASS
     -------------   -------------   -------------   -------------   -------------   -------------   -------------
                                                YEAR ENDED DECEMBER 31
     -------------------------------------------------------------------------------------------------------------
                 1997                            1996                            1995                    1994
     -----------------------------   -----------------------------   -----------------------------   -------------
       $  15.87        $  15.85        $  14.43        $  14.43        $  11.58        $  11.58        $  12.40
       --------        --------        --------        --------        --------        --------        --------
           0.23            0.16            0.25            0.23            0.21            0.20            0.17
           3.31            3.32            2.98            2.96            3.20            3.20           (0.02)
       --------        --------        --------        --------        --------        --------        --------
           3.54            3.48            3.23            3.19            3.41            3.40            0.15
       --------        --------        --------        --------        --------        --------        --------
          (0.23)          (0.16)          (0.25)          (0.23)          (0.21)          (0.20)          (0.17)
          (2.82)          (2.82)          (1.54)          (1.54)          (0.35)          (0.35)          (0.80)
             --              --              --              --              --              --              --
       --------        --------        --------        --------        --------        --------        --------
          (3.05)          (2.98)          (1.79)          (1.77)          (0.56)          (0.55)          (0.97)
       --------        --------        --------        --------        --------        --------        --------
       $  16.36        $  16.35        $  15.87        $  15.85        $  14.43        $  14.43        $  11.58
       ========        ========        ========        ========        ========        ========        ========
          22.63%          22.28%          22.41%          22.10%          29.42%          29.32%           1.22%
           1.30%           1.05%           1.70%           1.45%           1.64%           1.39%           1.50%
           0.93%           1.18%           0.92%           1.17%           0.93%           1.18%           0.92%
             66%             66%             50%             50%             51%             51%             43%
       $984,220        $ 11,010        $821,725        $ 14,752        $603,749        $  3,213        $396,537

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

ASSET MANAGER FUND
--------------------------------------------------------------------------------

With the approach of the new millennium, several forces impacted domestic and global markets. Inflation concerns, tobacco and Microsoft litigation, Yeltsin's resignation, and uncertainty over Y2K seemed to dominate the media. Despite the weaknesses suggested by these factors, the equity market ended 1999 on a very strong note, with the S&P 500 Index(1) posting its fifth consecutive year of returns over 20%.

"New economy" stocks drove much of the year-end strength in the equity markets. But during the first four months of 2000, this trend reversed, with significant selling in many technology-related issues as more traditional "old economy" stocks showed improvements. The Federal Reserve raised the targeted federal funds rate three times during the six months ended April 30, 2000. While each of the rate hikes was widely anticipated, the market responded differently to each tightening move.

PERFORMANCE REVIEW

For the six months ended April 30, 2000, MainStay Institutional Asset Manager Fund returned 8.40% for Institutional Class shares and 8.33% for Service Class shares. The Fund outperformed the 8.16% return of the average Lipper(2) flexible portfolio fund. For the same period, the S&P 500 Index returned 7.19%, the Salomon Smith Barney Broad Investment Grade Index(3) returned 1.42%, and 3-month Treasury bills returned 2.74%.

Both of the Fund's share classes were rated four stars overall out of 3,606 domestic equity funds by Morningstar(4) as of April 30, 2000. Both share classes were rated three stars out of 3,606 domestic equity funds for the three year period then ended and four stars out of 2,294 domestic equity funds for the five-year period then ended.

ALLOCATION DECISIONS

The Fund uses a tactical asset-allocation model that incorporates several economic and technical factors to determine the appropriate asset mix within allocation constraints outlined in the prospectus. Among U.S. stocks, the Fund may allocate assets across the S&P 500 Index, the S&P Midcap 400 Index, and the S&P SmallCap 600 Index.(5) The Fund may also allocate assets across REITs (real estate investment trusts), investment-grade bonds, money-market instruments, and a variety of foreign indexes.

The best-performing markets and sectors for the six-month reporting period were Canada (+28.23%), U.S. midcap stocks (+21.14%), and Hong Kong (+17.50%), all in U.S. dollar terms.(6) Technology, pharmaceuticals, and telecommunication stocks performed well in these markets. NVIDIA Corporation, Incyte Pharmaceuticals, and Vishay Intertechnology were among the Fund's strong U.S. midcap holdings. Investments in Germany (+16.44%) and France (+13.59%) were also among the Fund's strong performers.

While all of these investments contributed positively to the Fund's performance during the reporting period, the overall impact on the Fund's total return was limited by the Fund's allocation constraints.

--------------------------------------------------------------------------------
(1) "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Monitor Capital Advisors LLC. S&P does not sponsor, endorse, sell, or promote the Fund or represent the advisability of investing in MainStay Institutional Asset Manager Fund. The S&P 500 is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. Returns assume the reinvestment of all income and capital gain distributions. An investment cannot be made directly into an index.
(2) Lipper Inc. is an independent monitor of mutual fund performance. Its rankings are based on total returns with capital gains and dividends reinvested.
(3) The Salomon Smith Barney Broad Investment Grade (BIG) Bond Index is an unmanaged index that is considered representative of the U.S. bond market. Total returns reflect reinvestment of all income and capital gains. An investment cannot be made directly into an index.
(4) Morningstar, Inc. is an independent fund performance monitor. Its ratings reflect historic risk-adjusted performance, taking fees and sales charges into account, and may change monthly. Its ratings of one (low) to five
    (high) stars are based on a fund's three-, five-, and 10-year average annual returns (if applicable) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. The top 10% of funds in a broad asset class receive five stars, the next 22.5% receive four stars, the middle 35% receive three stars, the next 22.5% receive two stars, and the bottom 10% receive one star. Past performance is no guarantee of future results.
(5) "S&P MidCap 400" and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Monitor Capital Advisors LLC. S&P does not sponsor, endorse, sell, or promote the Fund or represent the advisability of investing in MainStay Institutional Asset Manager Fund. The S&P MidCap 400 Index is an unmanaged index measuring the performance of the midsize company segment of the U.S. market. The S&P SmallCap 600 Index is an unmanaged index measuring the performance of the small-company segment of the U.S. market. An investment cannot be made directly into an index.
(6) Foreign market and U.S. stock sector returns reflect major unmanaged indices considered representative of the specific markets or sectors. Returns assume the reinvestment of all income and capital gain distributions. An investment cannot be made directly into an index.

While U.S. bonds and money-market instruments provided positive returns during the reporting period, on a relative basis, the Fund's allocation to U.S. bonds and its mandated minimum allocation of 10% of net assets to money-market instruments had a negative impact on the Fund's overall performance for the six months ended April 30, 2000.

LOOKING AHEAD

We believe that continuing inflation concerns and strong consumer spending could lead to additional Federal Reserve action in the coming months. MainStay Institutional Asset Manager Fund will continue to invest as its proprietary asset-allocation model directs, within the Fund's allocation guidelines. Whatever happens in the global economy and specific markets, the Fund will continue to seek to maximize total return, consistent with certain percentage constraints on amounts allocated to each asset class, from a combination of common stocks, fixed-income securities, and money-market investments.

JEFFERSON C. BOYCE
JONATHAN B. SWANEY
Portfolio Managers
Monitor Capital Advisors LLC

--------------------------------------------------------------------------------
Past performance is no guarantee of future results.

The Fund's net asset value will fluctuate and you could lose money by investing in the Fund. The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund. Investments in foreign securities may be subject to greater risks than domestic investments. These risks include currency fluctuations, changes in U.S. or foreign tax or currency laws, and changes in monetary policies and economic and political conditions in foreign countries. Historically, mid- and small-cap stocks, such as those in the S&P MidCap 400 Index and the S&P SmallCap 600 Index, have been more volatile than, and at times have performed quite differently than stocks in the S&P 500 Index.

                  $250,000 INVESTED IN MAINSTAY INSTITUTIONAL
                             ASSET MANAGER FUND VS
                   AVERAGE LIPPER FLEXIBLE PORTFOLIO FUND AND
                      SALOMON SMITH BARNEY BIG BOND INDEX
                           INSTITUTIONAL CLASS SHARES
[INSTITUTIONAL CLASS SHARES GRAPH]

                                                                           AVERAGE LIPPER FLEXIBLE      SALOMON SMITH BARNEY BIG
                                                ASSET MANAGER FUND            PORTFOLIO FUND                   BOND INDEX
                                                ------------------       ----------------------------   ------------------------
1/2/91                                        $      250000.00            $       250000.00              $      250000.00
91                                                   294750.00                    313558.00                     289968.00
92                                                   315660.00                    338970.00                     311935.00
93                                                   343407.00                    375676.00                     342897.00
94                                                   340450.00                    367754.00                     333138.00
95                                                   431737.00                    459083.00                     394858.00
96                                                   501515.00                    521059.00                     409133.00
97                                                   635368.00                    617234.00                     448509.00
98                                                   770743.00                    702866.00                     487598.00
99                                                   861906.00                    787208.00                     483528.00
00 as of 4/30/00                                     882130.00                    796969.00                     492667.00

SOURCE: LIPPER INC.
THESE GRAPHS ASSUME A $250,000 INVESTMENT MADE ON 1/2/91.

                  $250,000 INVESTED IN MAINSTAY INSTITUTIONAL
                             ASSET MANAGER FUND VS
                   AVERAGE LIPPER FLEXIBLE PORTFOLIO FUND AND
                      SALOMON SMITH BARNEY BIG BOND INDEX
                              SERVICE CLASS SHARES
[SERVICE CLASS SHARES GRAPH]


                                                                             AVERAGE LIPPER FLEXIBLE    SALOMON SMITH BARNEY BIG
                                                   ASSET MANAGER FUND            PORTFOLIO FUND                BOND INDEX
                                                   ------------------        -----------------------    ------------------------
1/2/91                                           $      250000.00            $      250000.00            $      250000.00
91                                                      294750.00                   313558.00                   289968.00
92                                                      315660.00                   338970.00                   311935.00
93                                                      343407.00                   375676.00                   342897.00
94                                                      340450.00                   367754.00                   333138.00
95                                                      431341.00                   459083.00                   394858.00
96                                                      499882.00                   521059.00                   409133.00
97                                                      631366.00                   617234.00                   448509.00
98                                                      763942.00                   702866.00                   487598.00
99                                                      852031.00                   787208.00                   483528.00
00 as of 4/30/00                                        871490.00                   796969.00                   492667.00

                                                    TOTAL RETURN(*)           AVERAGE ANNUAL TOTAL RETURN(*)
                 PERFORMANCE                     AS OF APRIL 30, 2000              AS OF APRIL 30, 2000
-----------------------------------------------------------------------------------------------------------------
                                                SIX-MONTH PERIOD          ONE YEAR   FIVE YEARS   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------
Asset Manager Fund Institutional Class                  8.40%              8.52%      19.07%          14.46%
Asset Manager Fund Service Class(+)                     8.33               8.29       18.76           14.31
Average Lipper flexible portfolio fund(++)              8.16               8.36       15.42           13.99
Salomon Smith Barney BIG Bond Index(sec.)               1.42               1.17        6.78            7.54

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
[PERFORMANCE CHART]

                                                       YEAR END DECEMBER 31
                                                                                                                 TEN          SIX
                                                                                                                MONTHS       MONTHS
                                                                                                                ENDED        ENDED
                                                                                                              OCTOBER 31    APRIL 30
               1991        1992         1993         1994         1995        1996        1997       1998         1999        2000
               ----        ----         ----         ----         ----        ----        ----       ----         ----        ----
TOTAL RETURN*  17.9%       7.09%        8.79%       -0.86%       26.81%      16.16%      26.69%     21.31%        5.58%        8.40%

--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS THAN THAT SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(*) Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25% on an annualized basis of the average daily net asset value of the Service Class shares.

(+) Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to 12/31/94. Performance figures for these two classes after this date will vary based on differences in their expense structures.

(++) Lipper Inc. is an independent monitor of mutual fund performance. Its rankings are based on total returns with capital gains and dividends reinvested.

(sec.) The Salomon Smith Barney Broad Investment Grade (BIG) Bond Index is an unmanaged index that is considered to be representative of the U.S. bond market. Returns reflect the reinvestment of all income and capital gains. An investment cannot be made directly into an index.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

ASSET MANAGER FUND
PORTFOLIO OF INVESTMENTS
April 30, 2000 (Unaudited)

LONG-TERM BONDS (19.5%)+
CORPORATE BONDS (7.4%)
                                  PRINCIPAL
                                   AMOUNT         VALUE
                                 -------------------------
AUTOMOBILES (0.1%)
Daimler-Benz North America
 Corp. Series A
 7.375%, due 9/15/06...........  $ 1,000,000   $    977,500
                                               ------------
BANKS--MONEY CENTER (0.4%)
International Bank for
 Reconstruction & Development
 (zero coupon), due 2/15/15
 (d)...........................    5,197,000      1,805,958
Morgan (J.P.) & Co., Inc.
 8.50%, due 8/15/03............      500,000        511,875
                                               ------------
                                                  2,317,833
                                               ------------
BANKS--REGIONAL (0.5%)
National Bank of Canada Series
 B
 8.125%, due 8/15/04 (d).......    2,850,000      2,874,937
                                               ------------
BEVERAGES--ALCOHOLIC (0.4%)
Bass North America Inc.
 6.625%, due 3/1/03............    2,250,000      2,188,125
                                               ------------
BROADCAST/MEDIA (0.1%)
Cox Communications Inc.
 6.50%, due 11/15/02...........    1,000,000        966,250
                                               ------------
CHEMICALS (0.1%)
Aventis
 7.75%, due 1/15/02 (d)........      350,000        349,562
                                               ------------
COMMUNICATIONS--EQUIPMENT
 MANUFACTURERS (0.5%)
Nortel Networks Corp.
 6.875%, due 10/1/02 (d).......    3,000,000      2,955,000
                                               ------------
CONSUMER FINANCE (0.3%)
Ford Motor Credit Co.
 7.00%, due 9/25/01............    1,600,000      1,590,000
                                               ------------
CONTAINERS--METAL & GLASS (0.8%)
Crown Cork & Seal Finance PLC
 7.00%, due 12/15/06 (d).......    5,000,000      4,656,250
                                               ------------
ELECTRIC POWER COMPANIES (1.3%)
Arkansas Power & Light Co.
 6.00%, due 10/1/03............    3,000,000      2,816,250
Citizens Utilities Co.
 7.45%, due 1/15/04............    1,000,000        988,750
Florida Power & Light Co.
 6.875%, due 4/1/04............      500,000        485,625
Houston Lighting & Power Co.
 Series C
 6.50%, due 4/21/03............  $ 2,500,000   $  2,431,250
Philadelphia Electric Co.
 5.625%, due 11/1/01...........    1,000,000        972,500
                                               ------------
                                                  7,694,375
                                               ------------
FINANCIAL--MISCELLANEOUS (0.2%)
Ambac Financial Group Inc.
 9.375%, due 8/1/11............    1,000,000      1,128,750
                                               ------------
INSURANCE--PROPERTY & CASUALTY (0.1%)
American Re Corp. Series B
 7.45%, due 12/15/26...........      920,000        877,450
                                               ------------
INVESTMENT BANK/BROKERAGE (0.1%)
Bear Stearns Cos., Inc. (The)
 6.625%, due 1/15/04...........      500,000        477,500
Paine Webber Group, Inc.
 7.75%, due 9/1/02.............      400,000        397,000
                                               ------------
                                                    874,500
                                               ------------
OIL & WELL--EQUIPMENT & SERVICES (0.1%)
Petroleum Geo-Services ASA
 6.625%, due 3/30/08 (d).......    1,000,000        912,500
                                               ------------
OIL--INTEGRATED DOMESTIC (0.1%)
Occidental Petroleum Corp.
 10.125%, due 11/15/01.........      500,000        512,500
                                               ------------
OIL--INTEGRATED INTERNATIONAL (1.3%)
Imperial Oil Ltd.
 8.30%, due 8/20/01 (d)........    6,000,000      6,067,500
Societe Nationale Elf Aquitaine
 8.00%, due 10/15/01 (d).......    2,000,000      2,020,000
                                               ------------
                                                  8,087,500
                                               ------------
PAPER & FOREST PRODUCTS (0.1%)
Georgia-Pacific Corp.
 9.125%, due 7/1/22............      500,000        485,625
                                               ------------
TELEPHONE (0.9%)
GTE South Inc. Series C
 6.00%, due 2/15/08............    1,300,000      1,157,897
New York Telephone Co.
 6.125%, due 1/15/10...........    5,000,000      4,402,210
                                               ------------
                                                  5,560,107
                                               ------------
Total Corporate Bonds
 (Cost $49,211,678)............                  45,008,764
                                               ------------

------------
+ Percentages indicated are based on Fund net assets.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

ASSET MANAGER FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

U.S. GOVERNMENT &
FEDERAL AGENCIES (12.1%)
                                  PRINCIPAL
                                   AMOUNT         VALUE
                                 -------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
 (MORTGAGE PASS-THROUGH SECURITIES) (0.1%)
 7.75%, due 10/1/07............  $   329,332   $    329,125
                                               ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD (MORTGAGE
 PASS-THROUGH SECURITIES) (1.9%)
 6.00%, due 1/1/26-1/1/28......      941,081        853,730
 6.50%, due 2/1/27-10/1/29.....    9,861,712      9,214,487
 7.00%, due 3/1/26-10/1/26.....      593,922        568,865
 7.50%, due 7/1/11-9/1/11......      419,820        417,457
 8.00%, due 10/1/11-11/1/11....      402,008        406,277
                                               ------------
                                                 11,460,816
                                               ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (1.7%)
 6.50%, due 11/1/03-7/1/29.....    8,422,701      7,875,964
 7.00%, due 10/1/03-6/1/26.....      789,783        762,379
 7.50%, due 7/1/11-10/1/11.....      305,306        303,587
 8.00%, due 7/1/09-11/1/11.....      604,916        611,152
 8.50%, due 6/1/26-10/1/26.....      118,838        120,509
 9.00%, due 6/1/26-9/1/26......      296,261        304,314
                                               ------------
                                                  9,977,905
                                               ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION I (MORTGAGE
 PASS-THROUGH SECURITIES) (1.1%)
 6.50%, due 2/15/29-8/15/29....    4,928,827      4,617,671
 7.00%, due 7/15/11-10/15/11...      657,529        644,990
 7.50%, due 3/15/26-6/15/26....      540,981        532,016
 8.00%, due 8/15/26-10/15/26...      418,361        419,407
 8.50%, due 11/15/26...........      172,807        176,047
 9.00%, due 4/15/25-11/15/26...      200,042        206,730
                                               ------------
                                                  6,596,861
                                               ------------
RESOLUTION FUNDING CORPORATION (0.2%)
 (zero coupon), due 10/15/10...    2,600,000      1,286,454
                                               ------------
UNITED STATES TREASURY BONDS (2.5%)
 5.25%, due 2/15/29............   10,650,000      9,355,386
 6.125%, due 11/15/27..........    1,500,000      1,484,055
 6.25%, due 8/15/23............    1,000,000      1,000,470
 8.125%, due 5/15/21...........    1,000,000      1,214,450
 10.625%, due 8/15/15..........    1,000,000      1,414,800
 11.875%, due 11/15/03.........      700,000        813,162
                                               ------------
                                                 15,282,323
                                               ------------
UNITED STATES TREASURY NOTES (4.6%)
 4.75%, due 11/15/08...........   10,000,000      8,939,000
 5.625%, due 12/31/02..........    8,500,000      8,289,455
 5.75%, due 8/15/03............    2,300,000      2,242,063
 6.00%, due 8/15/04............    4,400,000      4,307,864

                                  PRINCIPAL
                                   AMOUNT         VALUE

UNITED STATES TREASURY NOTES (CONTINUED)
 7.00%, due 7/15/06............  $ 2,100,000   $  2,149,161
 7.50%, due 11/15/01-5/15/02...    2,000,000      2,026,210
                                               ------------
                                                 27,953,753
                                               ------------
Total U.S. Government & Federal
 Agencies
 (Cost $75,449,214)............                  72,887,237(f)
                                               ------------
Total Long-Term Bonds
 (Cost $124,660,892)...........                 117,896,001
                                               ------------
COMMON STOCKS (42.4%)
                                   SHARES
                                 -----------
ADVERTISING & MARKETING SERVICES (0.1%)
Acxiom Corp. (a)...............        4,629        124,983
Advo, Inc. (a).................        1,334         40,020
Catalina Marketing Corp. (a)...        1,188        120,285
Ha-Lo Industries, Inc. (a).....        3,165         23,144
Harte-Hanks, Inc. .............        3,671         90,857
Information Resources, Inc.
 (a)...........................        1,830         11,552
Snyder Communications Inc.
 (a)...........................        4,648        110,390
True North Communications
 Inc. .........................        3,131        128,958
                                               ------------
                                                    650,189
                                               ------------
AEROSPACE/DEFENSE (0.3%)
AAR Corp. .....................        1,766         26,600
Alliant Techsystems, Inc.
 (a)...........................          611         42,541
Be Aerospace, Inc. (a).........        1,616         11,918
Boeing Co. (The)...............       12,768        506,730
Cordant Technologies Inc. .....        1,963        111,155
General Dynamics Corp. ........        2,936        171,756
Goodrich (B.F.) Co. (The)......        1,623         51,733
Litton Industries, Inc. (a)....        2,434        105,727
Lockheed Martin Corp. .........        5,808        144,474
Northrop Grumman Corp. ........        1,051         74,490
Orbital Sciences Corp. (a).....        2,431         30,691
Precision Castparts Corp. .....        1,316         54,943
Raytheon Co. Class B...........        5,079        112,690
Rockwell International
 Corp. ........................        2,846        112,061
Sequa Corp. (a)................          554         27,285
Teledyne Technologies Inc.
 (a)...........................        1,755         30,713
United Technologies Corp. .....        6,993        434,877
                                               ------------
                                                  2,050,384
                                               ------------
AGRICULTURAL PRODUCTS (0.0%) (b)
Corn Products International,
 Inc. .........................        2,420         58,080
Delta & Pine Land Co. .........        2,516         52,836
DIMON Inc. ....................        2,893          6,871
Universal Corp. ...............        1,606         30,313
                                               ------------
                                                    148,100
                                               ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                                   SHARES         VALUE
                                 -------------------------
AIR FREIGHT (0.1%)
Airborne Freight Corp. ........        2,600   $     55,738
Circle International Group
 Inc. .........................        1,124         29,856
CNF Transportation Inc. .......        2,586         72,246
EGL Inc. (a)...................        1,873         42,962
Expeditors International of
 Washington, Inc. .............        3,277        140,092
Fritz Cos., Inc. (a)...........        2,381         22,917
                                               ------------
                                                    363,811
                                               ------------
AIRLINES (0.1%)
Alaska Air Group, Inc. (a).....        1,412         40,595
AMR Corp. (a)..................        2,263         77,083
Atlantic Coast Airlines
 Holdings, Inc. (a)............        1,205         35,999
Delta Air Lines, Inc. .........        1,924        101,491
Mesa Air Group, Inc. (a).......        2,223         14,450
Midwest Express Holdings, Inc.
 (a)...........................          918         23,237
Skywest, Inc. .................        1,600         67,400
Southwest Airlines Co. ........        7,471        162,027
US Airways Group, Inc. (a).....        1,126         31,317
                                               ------------
                                                    553,599
                                               ------------
ALUMINUM (0.1%)
Alcan Aluminum Ltd. ...........        3,301        108,108
Alcoa Inc. ....................        5,447        353,374
Commonwealth Industries Inc. ..        1,080          8,100
Reynolds Metals Co. ...........          940         62,510
                                               ------------
                                                    532,092
                                               ------------
AUTO PARTS & EQUIPMENT (0.2%)
Applied Industrial Technology
 Inc. .........................        1,349         23,439
Arvin Industries, Inc. ........        1,381         30,037
Bandag, Inc. ..................        1,171         27,957
Borg-Warner Automotive, Inc. ..        1,446         60,461
Cooper Tire & Rubber Co. ......        1,088         14,688
Delphi Automotive Systems
 Corp. ........................        8,278        158,317
Federal-Mogul Corp. ...........        3,947         53,531
Gentex Corp. (a)...............        4,761        153,542
Genuine Parts Co. .............        2,609         68,486
Goodyear Tire & Rubber Co.
 (The).........................        2,254         62,267
Intermet Corp. ................        1,647         12,147
Lear Corp. (a).................        3,587        107,386
Mascotech Inc. ................        2,896         33,485
Meritor Automotive Inc. .......        3,332         49,980
Midas, Inc. ...................        1,057         26,755
Modine Manufacturing Co. ......        1,568         34,594
Simpson Industries, Inc. ......        1,170         12,066
Standard Motor Products,
 Inc. .........................          844          9,442
Superior Industries
 International, Inc. ..........        1,425         45,867
TBC Corp. (a)..................        1,376          7,568
Tenneco Automotive Inc. .......        2,188         19,418

                                   SHARES         VALUE
                                 -------------------------
AUTO PARTS & EQUIPMENT (CONTINUED)
Tower Automotive, Inc. (a).....        3,045   $     47,578
Wynn's International, Inc. ....        1,212         16,817
                                               ------------
                                                  1,075,828
                                               ------------
AUTOMOBILES (0.3%)
Ford Motor Co. ................       17,807        973,820
General Motors Corp. ..........        9,439        883,726
                                               ------------
                                                  1,857,546
                                               ------------
BANKS--MONEY CENTER (0.5%)
Bank of America Corp. .........       25,195      1,234,555
Chase Manhattan Corp. (The)....       12,153        875,776
First Union Corp. .............       14,611        465,726
Morgan (J.P.) & Co., Inc. .....        2,539        325,944
                                               ------------
                                                  2,902,001
                                               ------------
BANKS--REGIONAL (1.5%)
AmSouth Bancorp................        5,742         83,618
Associated Bancorp.............        3,420         87,424
Bank of New York Co., Inc.
 (The).........................       10,768        442,161
Bank One Corp. ................       16,844        513,742
Banknorth Group, Inc. .........        1,516         36,195
BB&T Corp. ....................        5,107        135,974
CCB Financial Corp. ...........        2,164         85,613
Centura Banks, Inc. ...........        2,562        105,843
Chittenden Corp. ..............        1,841         48,902
City National Corp. ...........        2,545         93,688
Comerica Inc. .................        2,353         99,708
Commerce Bancorp, Inc. ........        1,913         75,922
Commercial Federal Corp. ......        3,743         58,250
Community First Bankshares,
 Inc. .........................        3,244         54,743
Compass Bancshares, Inc. ......        6,076        112,406
Cullen/Frost Bankers, Inc. ....        3,449         85,147
Fifth Third Bancorp............        4,416        278,760
First Bancorp..................        1,851         32,740
First Midwest Bancorp, Inc. ...        2,671         66,441
First Security Corp. ..........       10,465        147,818
First Tennessee National
 Corp. ........................        6,970        132,430
First Virginia Banks, Inc. ....        2,656         96,944
Firstar Corp. .................       14,642        364,220
Firstmerit Corp. ..............        4,801         78,616
FleetBoston Financial Corp. ...       13,671        484,466
Hibernia Corp. Class A.........        8,570         91,056
Hudson United Bancorp..........        3,280         74,005
Huntington Bancshares Inc. ....        3,347         61,083
KeyCorp........................        6,580        121,730
Keystone Financial, Inc. ......        2,604         39,060
Marshall & Ilsley Corp. .......        5,694        264,415
Mellon Financial Corp. ........        7,729        248,294
Mercantile Bankshares Corp. ...        3,685        105,023
National City Corp. ...........        9,226        156,842
National Commerce Bancorp......        5,786         95,107
North Fork Bancorp.............        9,424        152,551
Northern Trust Corp. ..........        3,368        215,973
Old Kent Financial Corp. ......        1,900         57,238
Pacific Century Financial
 Corp. ........................        4,279         87,987

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

ASSET MANAGER FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                                   SHARES         VALUE
                                 -------------------------
BANKS--REGIONAL (CONTINUED)
PNC Financial Services Group,
Inc. (The).....................        4,282   $    186,802
Provident Bankshares Corp. ....        1,740         26,005
Provident Financial Group
 Inc. .........................        2,595         76,066
Regions Financial Corp. .......        3,328         68,016
Riggs National Corp. ..........        1,839         24,941
Silicon Valley Bancshares
 (a)...........................        1,450         89,538
South Financial Group Inc. ....        1,671         23,185
SouthTrust Corp. ..............        2,413         57,610
Southwest Bancorp of Texas
 (a)...........................        1,820         35,604
State Street Corp. ............        2,342        226,881
Summit Bancorp.................        2,582         65,518
SunTrust Banks, Inc. ..........        4,707        238,880
Susquehanna Bancshares, Inc. ..        2,402         33,178
Synovus Financial Corp. .......        3,979         73,860
TCF Financial Corp. ...........        4,434        103,645
Trustco Bank Corp., NY.........        3,479         41,531
Union Planters Corp. ..........        2,099         59,428
United Bankshares, Inc. .......        2,776         60,552
U.S. Bancorp...................       10,754        218,441
Wachovia Corp. ................        3,116        195,334
Wells Fargo Co. ...............       24,285        997,203
Westamerica Bancorp............        2,010         50,376
Whitney Holding Corp. .........        1,467         51,162
Wilmington Trust Corp. ........        1,741         80,304
Zions Bancorp..................        4,571        189,696
                                               ------------
                                                  8,845,891
                                               ------------
BANKS--SAVINGS & LOANS (0.1%)
Anchor Bancorp Wisconsin,
 Inc. .........................        1,612         25,389
Downey Financial Corp. ........        1,829         54,641
Golden West Financial Corp. ...        2,387         81,456
MAF Bancorp Inc. ..............        1,563         29,306
Queens County Bancorp Inc. ....        1,376         27,950
Staten Island Bancorp, Inc. ...        2,574         44,241
Washington Mutual, Inc. .......        8,545        218,432
                                               ------------
                                                    481,415
                                               ------------
BEVERAGES--ALCOHOLIC (0.1%)
Anheuser-Busch Cos., Inc. .....        6,913        487,799
Beringer Wine Estates Holdings,
 Inc. Class B (a)..............        1,276         46,096
Brown-Forman Corp. Class B.....        1,064         58,055
Canandaigua Brands, Inc. Class
 A (a).........................        1,173         59,090
Coors (Adolph) Co. Class B.....          533         27,183
                                               ------------
                                                    678,223
                                               ------------
BEVERAGES--SOFT DRINKS (0.4%)
Coca-Cola Bottling Co. ........          567         28,917
Coca-Cola Co. (The)............       36,381      1,712,181
Coca-Cola Enterprises Inc. ....        6,293        134,119
PepsiCo, Inc. .................       21,470        787,681
Triarc Cos., Inc. Class A
 (a)...........................        1,537         31,701
                                               ------------
                                                  2,694,599
                                               ------------

                                   SHARES         VALUE
                                 -------------------------
BIOTECHNOLOGY (0.5%)
Advanced Tissue Sciences, Inc.
 (a)...........................        3,677   $     21,143
Alliance Pharmaceutical Corp.
 (a)...........................        3,052         24,225
Biomatrix, Inc. (a)............        1,494         28,479
Bio-Technology General Corp.
 (a)...........................        3,437         48,333
Cephalon Inc. (a)..............        2,105        118,406
Chiron Corp. (a)...............        9,711        439,423
Cor Therapeutics, Inc. (a).....        1,633        124,414
Enzo Biochem, Inc. (a).........        1,631         66,056
Genzyme Corp. (a)..............        4,497        219,510
Gilead Sciences, Inc. (a)......        2,348        127,232
IDEC Pharmaceuticals Corp.
 (a)...........................        2,748        175,872
IDEXX Laboratories, Inc. (a)...        2,375         62,344
Immune Response Corp. (a)......        1,684         14,103
Incyte Pharmaceuticals, Inc.
 (a)...........................        1,521        117,117
Liposome Co., Inc. (a).........        2,544         44,520
MedImmune, Inc. (a)............        3,604        576,415
Millennium Pharmaceuticals Inc.
 (a)...........................        6,825        541,734
North American Vaccine, Inc.
 (a)...........................        2,135          8,006
Organogenesis Inc. (a).........        1,979         22,635
Protein Design Labs Inc. (a)...        1,216        123,424
Regeneron Pharmaceuticals, Inc.
 (a)...........................        2,204         62,952
Techne Corp. (a)...............        1,316         93,601
Vertex Pharmaceuticals, Inc.
 (a)...........................        1,669         87,205
                                               ------------
                                                  3,147,149
                                               ------------
BROADCAST/MEDIA (0.6%)
CBS Corp. (a)..................       11,316        664,815
Chris-Craft Industries, Inc.
 (a)...........................        1,852        113,820
Clear Channel Communications,
 Inc. (a)......................        4,983        358,776
Comcast Corp. Special Class A
 (a)...........................       13,659        547,214
Hispanic Broadcasting Corp.
 Class A (a)...................        2,905        293,587
MediaOne Group Inc. (a)........        9,074        686,221
Univision Communications Class
 A (a).........................        5,449        595,303
Westwood One, Inc. (a).........        5,930        209,774
                                               ------------
                                                  3,469,510
                                               ------------
BUILDING MATERIALS (0.1%)
Apogee Enterprises, Inc. ......        1,803          6,423
Elcor Corp. ...................        1,273         40,497
Granite Construction Inc. .....        1,445         34,319
Martin Marietta Materials,
 Inc. .........................        2,497        132,341
Masco Corp. ...................        6,492        145,664
Owens Corning..................          850         15,460
Sherwin-Williams Co. (The).....        2,587         64,352
Simpson Manufacturing Co., Inc.
 (a)...........................          781         35,340
Southdown, Inc. ...............        1,919        111,542
Universal Forest Products,
 Inc. .........................        1,318         17,793

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                                   SHARES         VALUE
                                 -------------------------
BUILDING MATERIALS (CONTINUED)
USG Corp. (a)..................        2,643   $    110,345
Vulcan Materials Co. ..........        1,500         65,719
                                               ------------
                                                    779,795
                                               ------------
CHEMICALS (0.5%)
Air Products & Chemicals,
 Inc. .........................        3,375        104,836
Airgas, Inc. (a)...............        3,719         21,849
Albemarle Corp. ...............        2,499         52,323
Cabot Corp. ...................        3,586         96,822
Chemfirst Inc. ................        1,184         22,940
CK Witko Corp. ................        6,358         74,707
Cytec Industries Inc. (a)......        2,257         67,992
Dexter Corp. (The).............        1,232         67,606
Dow Chemical Co. (The).........        3,242        366,346
Du Pont (E.I.) De Nemours &
 Co. ..........................       15,364        728,830
Eastman Chemical Co. ..........        1,230         64,344
Ethyl Corp. ...................        4,462         13,944
Ferro Corp. ...................        1,886         43,142
Geon Co. (The).................        1,540         33,688
Georgia Gulf Corp. ............        1,655         39,823
H.B. Fuller Co. ...............          751         28,867
Hanna (M.A.) Co. ..............        2,614         30,061
Hercules Inc. .................        1,439         22,394
IMC Global Inc. ...............        6,120         94,478
Lubrizol Corp. ................        2,919         74,799
Lyondell Chemical Co. .........        6,286        115,505
Minerals Technologies Inc. ....        1,131         52,309
Mississippi Chemical Corp. ....        1,698         13,053
Olin Corp. ....................        2,408         42,742
Praxair Inc. ..................        2,368        105,228
Rohm & Haas Co. ...............        3,127        111,399
RPM, Inc. .....................        5,694         57,652
Schulman (A.) Inc. ............        1,649         21,231
Solutia Inc. ..................        5,888         80,224
Union Carbide Corp. ...........        1,950        115,050
                                               ------------
                                                  2,764,184
                                               ------------
CHEMICALS--DIVERSIFIED (0.1%)
Avery Dennison Corp. ..........        1,752        114,975
Engelhard Corp. ...............        1,849         32,473
FMC Corp. (a)..................          478         27,813
Penford Corp. .................          482          8,134
PPG Industries, Inc. ..........        2,605        141,647
                                               ------------
                                                    325,042
                                               ------------
CHEMICALS--SPECIALTY (0.1%)
Arch Chemicals, Inc. ..........        1,464         28,914
Cambrex Corp. .................        1,598         65,518
Grace (W.R.) & Co. (a).........        1,054         13,702
Great Lakes Chemical Corp. ....          870         23,436
Lilly Industries, Inc. Class
 A.............................        1,509         16,410
MacDermid, Inc. ...............        2,024         47,437
Material Sciences Corp. (a)....          998         10,604
McWhorter Technologies, Inc.
 (a)...........................          646          9,771
Om Group, Inc. ................        1,545         71,070
Omnova Solutions Inc. (a)......        2,715         16,290

                                   SHARES         VALUE
                                 -------------------------
CHEMICALS--SPECIALTY (CONTINUED)
Quaker Chemical Corp. .........          580   $      9,751
Sigma-Aldrich Corp. ...........        1,456         42,770
                                               ------------
                                                    355,673
                                               ------------
COMMERCIAL & CONSUMER SERVICES (0.7%)
Aaron Rents, Inc. .............        1,293         18,748
Administaff, Inc. (a)..........          876         35,259
Angelica Corp. ................          564          3,737
Apollo Group Inc. Class A
 (a)...........................        4,054        117,566
Banta Corp. ...................        1,422         27,818
Central Parking Corp. .........        2,394         61,346
Cerner Corp. (a)...............        2,184         48,185
Checkfree Holdings Corp. (a)...        2,928        148,779
Chemed Corp. ..................          679         20,285
Choicepoint Inc. (a)...........        1,917         72,846
Cintas Corp. ..................        8,946        354,485
Comsat Corp. ..................        2,835         69,280
Concord EFS, Inc. (a)..........       10,994        245,991
Convergys Corp. (a)............        8,164        359,216
Copart, Inc. (a)...............        3,488         60,168
CPI Corp. .....................          587         14,015
CSG Systems International, Inc.
 (a)...........................        2,771        127,812
DeVry, Inc. (a)................        3,720         88,583
DST Systems, Inc. (a)..........        3,390        251,496
Fiserv, Inc. (a)...............        6,555        301,120
F.Y.I. Inc. (a)................          944         25,311
G & K Services, Inc. Class A...        1,334         32,683
Insurance Auto Auctions, Inc.
 (a)...........................          751         12,485
Jacobs Engineering Group Inc.
 (a)...........................        1,389         43,493
Kelly Services, Inc. Class A...        1,919         45,217
Kroll-O'Gara Co. (The) (a).....        1,443         11,093
Lennox International, Inc. ....        3,717         31,362
Manpower Inc. .................        4,055        143,192
Modis Professional Services,
 Inc. (a)......................        5,134         38,826
Navigant Consulting Co. (a)....        2,226         22,121
Nova Corp. (a).................        3,936        124,476
Ogden Corp. (a)................        2,644         25,944
Pegasus Systems, Inc. (a)......        1,322         23,466
Pittston Brink's Group.........        2,646         43,328
Powerwave Technologies, Inc.
 (a)...........................        1,078        224,291
Pre-Paid Legal Services, Inc.
 (a)...........................        1,465         46,880
Primark Corp. (a)..............        1,298         35,046
Profit Recovery Group
 International, Inc. (a).......        3,161         55,515
Regis Corp. ...................        2,646         30,925
Robert Half International, Inc.
 (a)...........................        4,796        293,156
Rollins, Inc. .................        1,608         23,115
StarTek, Inc. (a)..............          909         46,700
Stewart Enterprises, Inc. Class
 A.............................        5,678         27,325
Sylvan Learning Systems Inc.
 (a)...........................        2,724         41,030

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

ASSET MANAGER FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                                   SHARES         VALUE
                                 -------------------------
COMMERCIAL & CONSUMER SERVICES (CONTINUED)
Valassis Communications, Inc.
(a)............................        3,007   $    102,426
Viad Corp. ....................        5,077        128,829
                                               ------------
                                                  4,104,970
                                               ------------
COMMUNICATIONS--EQUIPMENT
 MANUFACTURERS (2.8%)
Adaptive Broadband Corp. (a)...        2,193         71,273
ADC Telecommunications, Inc.
 (a)...........................        4,400        267,300
Adtran, Inc. (a)...............        2,110        142,557
Allen Telecommunications Inc.
 (a)...........................        1,796         31,879
Andrew Corp. (a)...............        1,218         35,855
Anixter International Inc.
 (a)...........................        2,349         79,132
Aspect Communications Corp.
 (a)...........................        3,160        112,180
Audiovox Corp. Class A (a).....        1,397         47,935
Brightpoint, Inc. (a)..........        3,468         40,966
Cable Design Technologies Corp.
 (a)...........................        1,835         62,849
Cabletron Systems, Inc. (a)....        2,751         62,929
C-Cube Microsystems Inc. (a)...        2,636        169,363
Cisco Systems, Inc. (a)........      100,708      6,981,894
Commscope, Inc. (a)............        3,300        156,750
Comverse Technology, Inc. (a)..        2,200        196,213
Digital Microwave Corp. (a)....        4,524        167,105
Harris Corp. ..................        3,696        119,427
Inter-Tel, Inc. ...............        1,683         34,081
L-3 Communications Holdings,
 Inc. (a)......................        1,752         93,294
Lucent Technologies Inc. ......       46,908      2,917,091
Network Appliance, Inc. (a)....        4,536        335,381
Nortel Networks Corp. .........       21,098      2,389,349
P-Com Inc. (a).................        4,678         50,581
Plantronics, Inc. (a)..........        1,051         93,014
Polycom Inc. (a)...............        1,755        138,864
Proxim, Inc. (a)...............          762         58,626
QUALCOMM Inc. (a)..............       10,900      1,181,969
Sawtek Inc. (a)................        2,259        108,008
Scientific-Atlanta, Inc. ......        2,236        145,480
Symmetricom, Inc. (a)..........          975         11,578
Tellabs, Inc. (a)..............        5,912        324,052
3Com Corp. (a).................        5,055        199,357
                                               ------------
                                                 16,826,332
                                               ------------
COMPUTER SOFTWARE & SERVICES (3.6%)
ACNielsen Corp. (a)............        3,096         71,401
Adobe Systems Inc. ............        1,770        214,059
Affiliated Computer Services,
 Inc. Class A (a)..............        2,642         87,516
America Online, Inc. (a).......       33,074      1,978,239
American Management Systems
 Inc. (a)......................        2,654         98,198
Aspen Technology, Inc. (a).....        1,646         58,227
Autodesk, Inc. ................          836         32,082

                                   SHARES         VALUE
                                 -------------------------
COMPUTER SOFTWARE & SERVICES (CONTINUED)
Automatic Data Processing,
 Inc. .........................        9,303        500,618
Avid Technology, Inc. (a)......        1,548   $     21,285
Banyan Systems Inc. (a)........        1,585         21,992
Barra, Inc. (a)................          910         38,334
BMC Software Inc. (a)..........        3,466        162,252
Cadence Design Systems, Inc.
 (a)...........................       13,018        218,865
Cambridge Technology Partners,
 Inc. (a)......................        3,229         35,519
Ceridian Corp. (a).............        2,112         45,804
Citrix Systems, Inc. (a).......        2,600        158,762
Comdisco, Inc. ................        8,156        253,346
Computer Associates
 International, Inc. ..........        8,699        485,513
Computer Sciences Corp. (a)....        2,486        202,764
Compuware Corp. (a)............        5,450         68,466
Concord Communications, Inc.
 (a)...........................          932         26,096
Dendrite International Inc.
 (a)...........................        2,543         58,171
Electronic Arts Inc. (a).......        3,435        207,817
Electronic Data Systems
 Corp. ........................        6,972        479,325
eLoyalty Corp. (a).............        2,786         45,795
Epicor Software Corp. (a)......        2,652         10,608
Equifax Inc. ..................        2,099         51,294
Fair, Isaac & Co., Inc. .......          908         38,420
Filenet Corp. (a)..............        2,103         61,776
First Data Corp. ..............        6,163        300,061
Gartner Group Inc. Class B
 (a)...........................        4,729         51,132
Great Plains Software Inc.
 (a)...........................        1,070         45,274
Harbinger Corp. (a)............        2,515         47,471
HNC Software Inc. (a)..........        1,595         78,952
Hyperion Solutions Corp. (a)...        2,080         63,082
Informix Corp. (a).............       14,391        158,301
Intuit Inc. (a)................       10,442        375,259
Investment Technology Group,
 (a)...........................        1,658         62,175
Jack Henry & Associates,
 Inc. .........................        2,627        103,766
Keane, Inc. (a)................        3,832        110,649
Kronos Inc. (a)................          814         26,150
Legato Systems Inc. (a)........        4,543         58,775
Macromedia, Inc. (a)...........        2,636        229,332
Mercury Interactive Corp.
 (a)...........................        4,984        448,560
Microsoft Corp. (a)............       76,606      5,343,269
Network Associates, Inc. (a)...        7,442        189,306
Novell, Inc. (a)...............        4,888         95,927
Oracle Corp. (a)...............       41,502      3,317,566
Parametric Technology Corp.
 (a)...........................        4,048         33,017
Paychex, Inc. .................        3,649        192,029
PeopleSoft, Inc. (a)...........        3,687         51,388
Phoenix Technologies Ltd.
 (a)...........................        1,619         31,773
Policy Management Systems Corp.
 (a)...........................        1,902         25,202
Progress Software Corp. (a)....        2,269         45,380
Project Software & Development,
 Inc. (a)......................        1,400         42,700

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                                   SHARES         VALUE
                                 -------------------------
COMPUTER SOFTWARE & SERVICES (CONTINUED)
QRS Corp. (a)..................          878   $     28,974
Radisys Corp. (a)..............        1,065         44,064
Rational Software Corp. (a)....        4,744        403,833
Remedy Corp. (a)...............        1,885        100,141
RSA Security Inc. (a)..........        2,505        147,012
Sabre Holdings Corp. (a).......        1,935         67,604
Saga Systems, Inc. (a).........        1,859         34,624
Shared Medical Systems Corp. ..          416         17,238
Siebel Systems, Inc. (a).......       10,305      1,266,227
Structural Dynamics Research
 Corp. (a).....................        1,910         25,546
SunGuard (R) Data Systems Inc.
 (a)...........................        6,855        236,926
Sybase, Inc.(R) (a)............        4,358         87,977
Sykes Enterprises, Inc. (a)....        2,265         45,300
Symantec Corp. (a).............        3,175        198,239
Synopsys, Inc. (a).............        3,715        156,030
Systems & Computer Technology
 Corp. (a).....................        2,094         49,340
THQ, Inc. (a)..................        1,200         18,600
Titan Corp. (The) (a)..........        2,706        116,189
Transaction Systems Architects,
 Inc. Class A (a)..............        1,746         28,482
VERITAS Software Corp. (a).....        5,759        617,743
Verity, Inc. (a)...............        2,018         65,459
Yahoo! Inc. (a)................        7,700      1,002,925
                                               ------------
                                                 22,017,513
                                               ------------
COMPUTER SYSTEMS (2.2%)
Analysts International
 Corp. ........................        1,468         16,332
Apple Computer, Inc. (a).......        2,400        297,750
Ciber Inc. (a).................        3,842         69,396
Compaq Computer Corp. .........       24,927        729,115
Computer Task Group, Inc. .....        1,356         11,526
Dell Computer Corp. (a)........       37,684      1,888,910
EMC Corp. (a)..................       14,878      2,067,112
Gateway, Inc. (a)..............        4,660        257,465
Gerber Scientific, Inc. .......        1,442         20,008
Hewlett-Packard Co. ...........       14,756      1,992,060
Inacom Corp. (a)...............        2,964          4,631
International Business Machines
 Corp. ........................       26,530      2,961,411
Intervoice-Brite, Inc. (a).....        2,084         33,214
Lexmark International Group,
 Inc. (a)......................        1,900        224,200
MarchFirst, Inc. (a)...........        9,332        198,888
NCR Corp. (a)..................        1,403         54,191
Seagate Technology, Inc. (a)...        3,188        161,990
Silicon Graphics, Inc. (a).....        2,801         20,132
Sun Microsystems, Inc. (a).....       23,200      2,132,950
Unisys Corp. (a)...............        4,515        104,692
                                               ------------
                                                 13,245,973
                                               ------------
COMPUTERS--HARDWARE (0.1%)
Auspex Systems, Inc. (a).......        1,786         13,618
Mentor Graphics Corp. (a)......        3,432         45,045
National Instruments Corp.
 (a)...........................        3,249        158,389
Quantum Corp. (a)..............        8,585        100,874

                                   SHARES         VALUE
                                 -------------------------
COMPUTERS--HARDWARE (CONTINUED)
Storage Technology Corp. (a)...        5,355   $     69,615
Telxon Corp. (a)...............        1,057         15,590
                                               ------------
                                                    403,131
                                               ------------
COMPUTERS--NETWORKING (0.0%) (b)
Apex Inc. (a)..................        1,350         39,910
Digi Internatonal Inc. (a).....          979          5,323
Network Equipment Technologies,
 Inc. (a)......................        1,393         11,492
Standard Microsystems Corp.
 (a)...........................        1,012         13,156
                                               ------------
                                                     69,881
                                               ------------
COMPUTERS--PERIPHERALS (0.0%) (b)
Centigram Communications Corp.
 (a)...........................          392          6,052
Cybex Computer Products Corp.
 (a)...........................        1,251         34,246
Exabyte Corp. (a)..............        1,478          7,021
Hutchinson Technology Inc.
 (a)...........................        1,608         20,502
Innovex, Inc. (a)..............          963          8,426
Komag, Inc. (a)................        3,550         10,428
Micros Systems, Inc. (a).......        1,078         43,389
Read-Rite Corp. (a)............        3,244          9,732
Xircom Inc. (a)................        1,929         76,075
                                               ------------
                                                    215,871
                                               ------------
CONGLOMERATES (0.0%) (b)
Textron Inc. ..................        2,232        138,244
                                               ------------
CONSTRUCTION & HOUSING (0.0%) (b)
Florida Rock Industries,
 Inc. .........................        1,202         38,915
Texas Industries Inc. .........        1,368         44,631
                                               ------------
                                                     83,546
                                               ------------
CONSUMER FINANCE (0.0%) (b)
Americredit Corp. (a)..........        4,862         90,859
Cash America International,
 Inc. .........................        1,649         14,841
                                               ------------
                                                    105,700
                                               ------------
CONSUMER PRODUCTS (0.1%)
Action Performance Cos., Inc.
 (a)...........................        1,067          9,870
Blyth Industries, Inc. ........        2,570         76,297
Carter-Wallace, Inc. ..........        2,406         53,534
Church & Dwight Co., Inc. .....        2,077         37,126
Cross (A.T.) Co. Class A (a)...        1,107          5,950
Cyrk, Inc. (a).................        1,023          9,015
Department 56, Inc. (a)........        1,128         10,293
Dial Corp. (The)...............        5,633         78,510
Energizer Holdings, Inc. (a)...        5,378         91,762
Enesco Group Inc. .............          876          3,942
Fossil, Inc. (a)...............        2,082         43,202
Franklin Covey Co. (a).........        1,313         11,981
Jan Bell Marketing, Inc. (a)...        1,462          4,295
Lancaster Colony Corp. ........        2,117         55,571
Perrigo Co. (a)................        3,922         22,306

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

ASSET MANAGER FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                                   SHARES         VALUE
                                 -------------------------
CONSUMER PRODUCTS (CONTINUED)
Russ Berrie & Co., Inc. .......        1,335   $     24,864
Swiss Army Brands, Inc. (a)....          510          2,837
                                               ------------
                                                    541,355
                                               ------------
CONTAINERS--METAL & GLASS (0.0%) (b)
Ball Corp. ....................          434         13,671
Crown Cork & Seal Co., Inc. ...        1,758         28,568
Owens-Illinois, Inc. (a).......        2,349         31,712
                                               ------------
                                                     73,951
                                               ------------
CONTAINERS--PAPER (0.0%) (b)
Bemis Co., Inc. ...............          821         30,223
Pactiv Corp. (a)...............        2,470         20,223
Temple-Inland Inc. ............          811         40,651
                                               ------------
                                                     91,097
                                               ------------
COSMETICS/PERSONAL CARE (0.1%)
Alberto-Culver Co. Class B.....          815         19,254
Avon Products Inc. ............        3,539        146,868
Gillette Co. (The).............       15,942        589,854
International Flavors &
 Fragrances Inc. ..............        1,613         55,548
Natures Sunshine Products
 Inc. .........................        1,116          9,486
NBTY, Inc. (a).................        4,297         76,272
                                               ------------
                                                    897,282
                                               ------------
DATA PROCESSING SERVICES (0.1%)
Billing Concepts Corp. (a).....        2,757         14,776
Bisys Group, Inc. (The) (a)....        1,793        112,175
DBT Online, Inc. (a)...........        1,240         24,412
Factset Research Systems
 Inc. .........................        2,055         59,081
Medquist Inc. (a)..............        2,333         82,676
National Computer Systems,
 Inc...........................        2,079        106,939
National Data Corp. ...........        2,138         59,329
                                               ------------
                                                    459,388
                                               ------------
ELECTRIC POWER COMPANIES (1.0%)
Allegheny Energy Inc. .........        5,904        179,334
Alliant Energy Corp. ..........        4,209        126,270
Ameren Corp. ..................        2,005         73,558
American Electric Power Co.,
 Inc. .........................        2,842        104,088
Bangor Hydro-Electric Co. .....          478          7,887
Black Hills Corp. .............        1,141         26,172
Carolina Power & Light Co. ....        2,339         85,520
Central & South West Corp. ....        3,173         68,814
Central Vermont Public Service
 Corp. ........................          745          8,102
CH Energy Group Inc. ..........        1,095         36,067
Cinergy Corp. .................        2,388         63,879
Cleco Corp. ...................        1,203         41,428
CMP Group Inc. ................        1,734         50,178
CMS Energy Corp. ..............        1,729         32,851
Conectiv, Inc. ................        4,972         88,253
Consolidated Edison, Inc. .....        3,220        113,304
Constellation Energy Group,
 Inc. .........................        2,163         71,514
Dominion Resources, Inc. ......        3,499        157,455
DPL Inc. ......................        7,144        166,098

                                   SHARES         VALUE
                                 -------------------------
ELECTRIC POWER COMPANIES (CONTINUED)
DQE, Inc. .....................        4,026   $    153,995
DTE Energy Co. ................        2,146         70,013
Duke Energy Corp. .............        5,370        308,775
Edison International...........        5,197         99,068
Energy East Corp. .............        6,622        138,234
Entergy Corp. .................        3,522         89,591
FirstEnergy Corp. .............        3,420         86,996
Florida Progress Corp. ........        1,474         72,226
FPL Group Inc. ................        2,602        117,578
GPU Inc. ......................        1,931         54,189
Green Mountain Power Corp. ....          350          2,625
Hawaiian Electric Industries,
 Inc. .........................        1,722         63,714
Idacorp, Inc. .................        2,011         74,156
Ipalco Enterprises Inc. .......        4,583         93,665
Kansas City Power & Light
 Co. ..........................        3,309         85,000
LG&E Energy Corp. .............        6,932        161,602
Minnesota Power Inc. ..........        3,927         72,404
Montana Power Co. .............        5,891        259,572
New Century Energies Inc. .....        1,614         52,657
Niagara Mohawk Holdings Inc.
 (a)...........................        2,758         38,267
Nisource Inc. .................        6,685        123,673
Northeast Utilities............        7,641        164,282
Northern States Power Co. .....        2,187         47,704
Northwestern Corp. ............        1,501         34,523
NSTAR..........................        3,215        141,661
OGE Energy Corp. ..............        4,159         82,400
PECO Energy Co. ...............        2,796        116,558
PG&E Corp. ....................        5,668        147,014
Pinnacle West Capital Corp. ...        1,300         45,663
Potomac Electric Power Co. ....        6,337        148,523
PPL Corp. .....................        2,283         54,507
Public Service Co. of New
 Mexico........................        2,180         39,240
Public Service Enterprise Group
 Inc. .........................        3,325        119,284
Puget Sound Energy, Inc. ......        4,521        107,374
Reliant Energy, Inc. ..........        4,415        117,549
Scana Corp. ...................        5,537        143,270
Sierra Pacific Resources.......        4,192         63,404
Southern Co. (The).............        9,954        248,228
Teco Energy Inc. ..............        6,920        151,375
Texas Utilities Co. ...........        4,185        140,982
Unicom Corp. ..................        3,246        129,029
Unisource Energy Corp. ........          600          9,750
United Illuminating Co.
 (The).........................          931         42,826
Utilicorp United Inc. .........        4,967         95,615
Wisconsin Energy Corp. ........        6,302        134,705
                                               ------------
                                                  6,244,238
                                               ------------
ELECTRICAL EQUIPMENT (1.7%)
Artesyn Technologies, Inc.
 (a)...........................        2,418         58,636
Baldor Electric Co. ...........        2,332         43,288
Belden Inc. ...................        1,582         46,966
Benchmark Electronics, Inc.
 (a)...........................        1,054         42,358
Black Box Corp. (a)............        1,272         97,864
C&D Technologies, Inc. ........          843         54,321

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                                   SHARES         VALUE
                                 -------------------------
ELECTRICAL EQUIPMENT (CONTINUED)
C-COR.net Corp. (a)............        2,083   $     81,497
Checkpoint Systems, Inc. (a)...        1,959         17,509
Cohu, Inc. ....................        1,288         49,024
Cooper Industries, Inc. .......        1,534         52,635
Electro Scientific Industries,
 Inc. (a)......................        1,717        108,278
Emerson Electric Co. ..........        6,416        352,078
General Electric Co. (c).......       48,168      7,574,418
Grainger (W.W.), Inc. .........        1,511         65,540
Hadco Corp. (a)................          886         72,929
Harman International...........        1,116         72,959
Harmon Industries, Inc. .......          737         12,897
Itron, Inc. (a)................          972          5,589
Kemet Corp. (a)................        2,821        210,165
Molex Inc. ....................        2,875        157,945
Park Electrochemical Corp. ....          680         17,425
Plexus Corp. (a)...............        1,129         86,510
SLI, Inc. .....................        2,326         33,146
Smith (A.O.) Corp. ............        1,520         31,255
Solectron Corp. (a)............        8,732        408,767
Technitrol, Inc. ..............        1,055         71,740
Thomas & Betts Corp. ..........          723         22,277
Three-Five Systems, Inc. (a)...          784         68,208
Vicor Corp. (a)................        2,679         69,654
Watsco Inc. ...................        1,893         24,372
Zixit Corp. (a)................          995         36,753
                                               ------------
                                                 10,047,003
                                               ------------
ELECTRONICS--COMPONENTS (1.2%)
American Power Conversion Corp.
 (a)...........................       10,296        363,577
Arrow Electronics, Inc. (a)....        5,132        224,846
Atmel Corp. (a)................       11,766        575,799
Avnet, Inc. ...................        2,346        184,454
Cirrus Logic, Inc. (a).........        3,527         57,755
Cypress Semiconductor Corp.
 (a)...........................        5,843        303,471
Hubbell Inc. Class B...........        3,461         90,202
Integrated Device Technology,
 Inc. (a)......................        5,000        240,313
Kent Electronics Corp. (a).....        1,829         53,384
Magnetek, Inc. (a).............        1,247         10,366
Maxim Integrated Products, Inc.
 (a)...........................       14,842        961,947
Micrel, Inc. (a)...............        2,205        190,732
Microchip Technology Inc.
 (a)...........................        4,095        254,146
Novellus Systems, Inc. (a).....        6,720        448,140
NVIDIA Corp. (a)...............        1,642        146,343
Pioneer-Standard Electronics,
 Inc. .........................        1,769         27,088
Qlogic Corp. (a)...............        3,927        393,927
Sanmina Corp. (a)..............        6,804        408,665
SCI Systems, Inc. (a)..........        7,738        412,048
SPX Corp. (a)..................        1,667        183,162
Transwitch Corp. (a)...........        2,085        183,610
Triquint Semiconductor, Inc.
 (a)...........................        2,023        207,990
Vishay Intertechnology, Inc.
 (a)...........................        4,526        379,618

                                   SHARES         VALUE
                                 -------------------------
ELECTRONICS--COMPONENTS (CONTINUED)
Vitesse Semiconductor Corp.
 (a)...........................        8,415   $    572,746
Waters Corp. (a)...............        3,325        315,875
                                               ------------
                                                  7,190,204
                                               ------------
ELECTRONICS--DEFENSE (0.0%) (b)
Mercury Computer Systems, Inc.
 (a)...........................        1,372         52,736
PerkinElmer, Inc. .............          638         34,931
                                               ------------
                                                     87,667
                                               ------------
ELECTRONICS--INSTRUMENTATION (0.1%)
Alpha Industries, Inc. (a).....        2,584        134,368
Analogic Corp. ................          832         33,852
Coherent, Inc. (a).............        1,613         93,251
Methode Electronics, Inc. Class
 A.............................        2,338         97,429
Pe Corp.--Pe Biosystems Group..        3,060        183,600
Tektronix, Inc. ...............          654         37,850
Trimble Navigation Ltd. (a)....        1,465         40,471
X-Rite, Inc. ..................        1,380         15,784
                                               ------------
                                                    636,605
                                               ------------
ELECTRONICS--SEMICONDUCTORS (2.5%)
Actel Corp. (a)................        1,424         52,421
Adaptec, Inc. (a)..............        1,500         40,500
Advanced Micro Devices, Inc.
 (a)...........................        2,123        186,293
Altera Corp. (a)...............        2,888        295,298
American Xtal Technology Inc.
 (a)...........................        1,216         29,659
Analog Devices, Inc. (a).......        5,200        399,425
Applied Materials, Inc. (a)....       11,254      1,145,798
Burr-Brown Corp. (a)...........        3,613        246,136
Conexant Systems, Inc. (a).....        3,200        191,600
Dallas Semiconductor Corp. ....        3,752        161,102
Electroglas, Inc. (a)..........        1,294         50,142
General Semiconductor, Inc.
 (a)...........................        2,393         47,860
Helix Technology Corp. ........        1,451         74,092
Intel Corp. ...................       49,130      6,230,298
International Rectifier Corp.
 (a)...........................        3,967        194,879
KLA-Tencor Corp. (a)...........        2,776        207,853
Kulicke & Soffa Industries,
 Inc. (a)......................        1,537        120,366
Lattice Semiconductor Corp.
 (a)...........................        3,113        209,738
Linear Technology Corp. .......        4,556        260,261
LSI Logic Corp. (a)............        4,368        273,000
Micron Technology, Inc. (a)....        4,014        558,950
Motorola, Inc. ................       10,399      1,238,131
National Semiconductor Corp.
 (a)...........................        2,478        150,539
Photronics, Inc. (a)...........        1,556         51,834
S3 Inc. (a)....................        4,944         69,525
Silicon Valley Group, Inc.
 (a)...........................        2,168         61,788
SpeedFam-IPEC, Inc. (a)........        1,913         30,249
Teradyne, Inc. (a).............        2,500        275,000
Texas Instruments Inc. ........       11,946      1,945,705

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

ASSET MANAGER FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                                   SHARES         VALUE
                                 -------------------------
ELECTRONICS--SEMICONDUCTORS (CONTINUED)
Ultratech Stepper, Inc. (a)....        1,389   $     20,748
Xilinx, Inc. (a)...............        4,600        336,950
                                               ------------
                                                 15,156,140
                                               ------------
EMPLOYMENT SERVICES (0.0%) (b)
CDI Corp. (a)..................        1,238         27,855
Interim Services Inc. (a)......        4,126         70,658
Labor Ready, Inc. (a)..........        2,780         25,193
Staffmark, Inc. (a)............        1,909         12,528
Volt Information Sciences, Inc.
 (a)...........................          976         33,733
                                               ------------
                                                    169,967
                                               ------------
ENGINEERING & CONSTRUCTION (0.0%) (b)
Butler Manufacturing Co. ......          457         10,768
Dycom Industries Inc. (a)......        2,510        130,520
Fluor Corp. ...................        1,081         36,281
Foster Wheeler Corp. ..........        2,646         24,310
Morrison Knudsen Corp. (a).....        3,401         31,247
Stone & Webster, Inc. (a)......          849         11,196
URS Corp. (a)..................        1,031         13,145
                                               ------------
                                                    257,467
                                               ------------
ENTERTAINMENT (0.6%)
Carmike Cinemas, Inc. Class A
 (a)...........................          739          4,249
GC Cos., Inc. (a)..............          506         16,445
Seagram Co. Ltd. (The).........        6,333        341,982
Time Warner Inc. ..............       18,886      1,698,560
Viacom Inc. Class B (a)........       10,197        554,462
Walt Disney Co. (The)..........       30,314      1,312,975
                                               ------------
                                                  3,928,673
                                               ------------
FACILITIES & ENVIRONMENTAL
 SERVICES (0.0%) (b)
ABM Industries Inc. ...........        1,456         36,764
Tetra Tech Inc. (a)............        2,501         58,930
                                               ------------
                                                     95,694
                                               ------------
FINANCIAL--MISCELLANEOUS (1.5%)
AFLAC Inc. ....................        3,882        189,490
Ambac Financial Group Inc. ....        3,738        179,424
American Express Co. ..........        6,571        986,061
American General Corp. ........        3,753        210,168
Associates First Capital Corp.
 Class A.......................       10,740        238,294
Astoria Financial Corp. .......        2,907         80,124
Charter One Financial Inc. ....       11,342        230,384
Citigroup Inc. ................       49,554      2,945,366
Dime Bancorp, Inc. ............        5,925        111,094
Fannie Mae.....................       15,136        912,890
Finova Group Inc. .............        3,273         41,935
Franklin Resources Inc. .......        3,589        115,745
Freddie Mac....................       10,286        472,513
Greenpoint Financial Corp. ....        5,764        107,355
MBIA Inc. .....................        1,394         68,916
MBNA Corp. ....................       11,847        314,686
Morgan Stanley Dean Witter &
 Co. ..........................       16,768      1,286,944

                                   SHARES         VALUE
                                 -------------------------
FINANCIAL--MISCELLANEOUS (CONTINUED)
Mutual Risk Management Ltd. ...        2,839   $     44,537
NCO Group Inc. (a).............        1,356         46,613
Pioneer Group, Inc. (The)
 (a)...........................        1,722         48,216
PMI Group, Inc. (The)..........        2,388        115,669
Price (T. Rowe) Associates,
 Inc. .........................        1,900         72,438
Sei Investments Co. ...........        1,152        137,520
SLM Holding Corp. .............        2,510         78,594
Sovereign Bancorp, Inc. .......       11,723         80,596
U.S. Trust Corp. ..............        1,212        186,496
Webster Financial Corp. .......        2,421         51,749
                                               ------------
                                                  9,353,817
                                               ------------
FOOD & BEVERAGES (0.6%)
Agribrands International Inc.
 (a)...........................          663         24,821
American Italian Pasta Co.
 Class A (a)...................        1,189         29,428
Bestfoods......................        4,085        205,271
Bob Evans Farms, Inc. .........        2,057         26,870
Campbell Soup Co. .............        6,477        168,402
Chiquita Brands International,
 Inc. (a)......................        4,279         16,581
ConAgra, Inc. .................        7,207        136,032
Dean Foods Co. ................        1,977         48,436
Dole Food Co., Inc. ...........        2,985         52,424
Dreyer's Grand Ice Cream,
 Inc. .........................        1,481         35,544
Earthgrains Co. (The)..........        2,755         38,742
Flowers Industries, Inc. ......        5,362         81,770
General Mills, Inc. ...........        4,548        165,434
Hain Food Group, Inc. (The)
 (a)...........................        1,180         31,639
Heinz (H.J.) Co. ..............        5,327        181,118
Hershey Foods Corp. ...........        2,112         95,832
Hormel Foods Corp. ............        7,630        116,357
IBP, Inc. .....................        5,697         94,001
International Multifoods
 Corp. ........................        1,002         12,838
Interstate Bakeries Corp. .....        3,654         46,589
J&J Snack Foods Corp. (a)......          586          9,339
Kellogg Co. ...................        5,950        145,403
Lance, Inc. ...................        1,602         17,021
McCormick & Co., Inc. .........        3,784        118,014
Michael Foods, Inc. ...........        1,318         28,255
Nabisco Group Holdings Corp. ..        4,798         61,774
Quaker Oats Co. (The)..........        1,979        129,006
Ralcorp Holdings, Inc. (a).....        1,984         27,404
Ralston-Ralston Purina Group...        4,448         78,674
Sara Lee Corp. ................       12,992        194,880
Smithfield Foods Inc. (a)......        3,667         78,153
Smucker (J.M.) Co. (The).......        1,549         24,784
Suiza Foods Corp. (a)..........        1,668         64,948
Tyson Foods, Inc. Class A......       12,102        126,315
Unilever N.V. .................        8,473        386,051
Universal Foods Corp. .........        2,657         43,674
Whitman Corp. .................        7,546         86,307
Wrigley (Wm.) Jr. Co. .........        1,700        123,038
                                               ------------
                                                  3,351,169
                                               ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                                   SHARES         VALUE
                                 -------------------------
FOOD & HEALTH CARE DISTRIBUTORS (0.1%)
Bergen Brunswig Corp. Class A..        7,189   $     35,945
Bindley Western Industries,
 Inc. .........................        2,192         38,223
Cardinal Health, Inc. .........        4,017        221,186
Fleming Cos. Inc. .............        2,522         41,455
McKesson HBOC, Inc. ...........        4,112         69,390
Nash-Finch Co. ................          737          5,435
Owens & Minor Inc. Holding
 Co. ..........................        2,125         25,500
Patterson Dental Co. (a).......        2,189        105,346
Performance Food Group Co.
 (a)...........................          917         24,186
Priority Healthcare Corp. Class
 B (a).........................        1,421         78,688
PSS World Medical, Inc. (a)....        3,797         32,631
SUPERVALU Inc..................        1,807         37,382
SYSCO Corp. ...................        4,843        182,218
United Natural Foods, Inc.
 (a)...........................        1,186         17,938
                                               ------------
                                                    915,523
                                               ------------
GOLD & PRECIOUS METALS MINING (0.0%) (b)
Barrick Gold Corp. ............        5,753         96,722
Coeur d'Alene Mines Corp. (a)..        1,896          4,740
Homestake Mining Co. ..........        3,839         23,034
Newmont Mining Corp. ..........        2,508         58,781
Placer Dome Inc. ..............        4,779         38,830
Stillwater Mining Co. (a)......        2,461         68,908
                                               ------------
                                                    291,015
                                               ------------
HARDWARE & TOOLS (0.0%) (b)
Black & Decker Corp. (The).....        1,317         55,396
Scotts Co. (The) Class A (a)...        1,816         65,603
Snap-On Inc. ..................          824         21,785
Stanley Works (The)............        1,345         39,678
Toro Co. (The).................          823         25,307
WD-40 Co. .....................        1,004         20,017
                                               ------------
                                                    227,786
                                               ------------
HEALTH CARE--DIVERSIFIED (1.1%)
Abbott Laboratories............       22,419        861,730
Allergan, Inc. ................        1,880        110,685
American Home Products
 Corp. ........................       19,209      1,079,306
Bristol-Myers Squibb Co. ......       29,191      1,530,703
Johnson & Johnson..............       20,481      1,689,683
Mallinckrodt Inc. .............        1,070         28,756
Sierra Health Services, Inc.
 (a)...........................        1,746          6,220
Warner-Lambert Co. ............       12,582      1,431,989
                                               ------------
                                                  6,739,072
                                               ------------
HEALTH CARE--DRUGS (1.6%)
Alpharma Inc. .................        1,922         74,237
Barr Laboratories, Inc. (a)....        1,491         64,393
Cygnus, Inc. (a)...............        1,609         20,112
Dura Pharmaceuticals, Inc.
 (a)...........................        2,873         37,349
Forest Laboratories Inc. (a)...        4,517        379,710
ICN Pharmaceuticals, Inc. .....        4,189        105,510
IVAX Corp. (a).................        8,462        231,647
Jones Pharmaceuticals Inc. ....        4,225        121,733

                                   SHARES         VALUE
                                 -------------------------
HEALTH CARE--DRUGS (CONTINUED)
Lilly (Eli) & Co. .............       16,114   $  1,245,814
Medicis Pharmaceutical Corp.
 Class A (a)...................        1,896         82,950
Merck & Co., Inc. .............       34,380      2,389,410
Mylan Laboratories Inc. .......        6,914        196,185
Noven Pharmaceuticals, Inc.
 (a)...........................        1,398         16,426
Pfizer Inc. ...................       57,110      2,405,759
Pharmacia Corp. ...............       18,267        912,208
Schering-Plough Corp. .........       21,660        873,169
Sepracor Inc. (a)..............        3,543        325,956
Watson Pharmaceuticals, Inc.
 (a)...........................        1,379         61,969
                                               ------------
                                                  9,544,537
                                               ------------
HEALTH CARE--HMOs (0.1%)
Aetna Inc. ....................        2,067        119,628
Coventry Health Care Inc.
 (a)...........................        3,847         40,874
Humana Inc. (a)................        2,518         19,357
UnitedHealth Group Inc. (a)....        2,511        167,452
U.S. Oncology Inc. (a).........        5,579         19,178
Wellpoint Health Networks Inc.
 (a)...........................        1,044         76,995
                                               ------------
                                                    443,484
                                               ------------
HEALTH CARE--HOSPITAL MANAGEMENT (0.1%)
Columbia/HCA Healthcare
 Corp. ........................        8,344        237,283
Magellan Health Services, Inc.
 (a)...........................        2,078          7,792
Tenet Healthcare Corp. (a).....        4,564        116,382
Universal Health Services, Inc.
 Class B (a)...................        1,992        109,062
                                               ------------
                                                    470,519
                                               ------------
HEALTH CARE--MEDICAL PRODUCTS (0.6%)
Acuson Corp. (a)...............        1,429         17,595
ADAC Laboratories (a)..........        1,340         20,100
Bard (C.R.), Inc. .............          736         32,062
Bausch & Lomb Inc. ............          726         43,832
Baxter International Inc. .....        4,301        280,103
Beckman Coulter Inc. ..........        1,553        100,654
Becton Dickinson & Co. ........        3,741         95,863
Biomet, Inc. ..................        1,669         59,562
Boston Scientific Corp. (a)....        5,766        152,799
Conmed Corp. (a)...............          994         25,968
Cooper Cos., Inc. (The)........          910         30,599
Datascope Corp. ...............          978         32,396
Dentsply International Inc. ...        2,823         82,043
Diagnostic Products Corp. .....          888         27,250
Edwards Lifesciences Corp.
 (a)...........................        3,111         46,668
Guidant Corp. (a)..............        4,413        253,196
Hologic, Inc. (a)..............          998          7,797
Invacare Corp. ................        1,947         52,082
Laser Vision Centers, Inc.
 (a)...........................        1,637          6,650
Medtronic, Inc. ...............       17,558        911,919
Mentor Corp. ..................        1,577         27,893
Minimed, Inc. (a)..............        1,663        204,445
Osteotech, Inc. (a)............          922          6,569
Resmed, Inc. (a)...............        1,951         66,334

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

ASSET MANAGER FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                                   SHARES         VALUE
                                 -------------------------
HEALTH CARE--MEDICAL PRODUCTS (CONTINUED)
Respironics, Inc. (a)..........        1,903   $     30,924
Sola International, Inc. (a)...        1,620          7,290
Spacelabs Medical, Inc. (a)....          614          7,291
St. Jude Medical, Inc. (a).....        1,198         37,363
Steris Corp. (a)...............        3,608         32,472
Stryker Corp. .................        5,184        372,600
Summit Technology, Inc. (a)....        3,037         26,953
Sunrise Medical, Inc. (a)......        1,444          7,581
Sybron International Corp.
 (a)...........................        5,565        173,211
Syncor International Corp.
 (a)...........................          769         31,721
Theragenics Corp. (a)..........        1,917         19,050
Varian Medical Systems, Inc.
 (a)...........................        2,006         80,240
Visx, Inc. (a).................        3,438         54,364
Vital Signs, Inc. .............          801         16,020
Wesley Jessen Visioncare, Inc.
 (a)...........................        1,137         44,770
                                               ------------
                                                  3,526,229
                                               ------------
HEALTH CARE--MISCELLANEOUS (0.2%)
Alza Corp. (a).................        1,506         66,358
Amgen Inc. (a).................       14,968        838,208
Biogen, Inc. (a)...............        2,162        127,153
HEALTHSOUTH Corp. (a)..........        6,194         49,939
Manor Care, Inc. (a)...........        1,596         19,052
Quintiles Transnational Corp.
 (a)...........................        1,700         24,331
                                               ------------
                                                  1,125,041
                                               ------------
HEALTH CARE--SERVICES (0.2%)
Advance Paradigm, Inc. (a).....        1,393         17,412
Apria Healthcare Group Inc.
 (a)...........................        2,782         38,774
Beverly Enterprises, Inc.
 (a)...........................        5,479         18,492
Covance Inc. (a)...............        3,049         28,013
Curative Health Services, Inc.
 (a)...........................          655          3,910
Express Scripts, Inc. Class A
 (a)...........................        2,059         73,609
First Health Group Corp. (a)...        2,623         79,838
Foundation Health Systems, Inc.
 (a)...........................        6,536         65,768
Hanger Orthopedic Group, Inc.
 (a)...........................        1,240          6,200
Health Management Associates
 Inc. Class A (a)..............       12,887        205,387
Hooper Holmes, Inc. ...........        4,202         73,010
Lincare Holdings Inc. (a)......        2,889         88,114
Maximus, Inc. (a)..............        1,366         32,186
Omnicare, Inc. ................        4,881         74,130
Orthodontic Centers of America,
 Inc. (a)......................        3,126         66,232
Oxford Health Plans, Inc.
 (a)...........................        4,358         82,802
Pacificare Health Systems, Inc.
 (a)...........................        2,329        119,798
Parexel International Corp.
 (a)...........................        1,617         14,553
Pediatrix Medical Group, Inc.
 (a)...........................        1,012          8,349
Pharmaceutical Product
 Development, Inc. (a).........        1,600         26,900
Quorum Health Group, Inc. (a)..        3,781         40,173

                                   SHARES         VALUE
                                 -------------------------
HEALTH CARE--SERVICES (CONTINUED)
Renal Care Group, Inc. (a).....        2,901   $     64,729
Trigon Healthcare Inc. (a).....        2,099         75,433
                                               ------------
                                                  1,303,812
                                               ------------
HEAVY DUTY TRUCKS & PARTS (0.1%)
Cummins Engine Co., Inc. ......          575         20,448
Dana Corp. ....................        2,442         74,176
Eaton Corp. ...................        1,015         85,260
ITT Industries, Inc. ..........        1,250         39,453
Navistar International Corp.
 (a)...........................          962         33,670
Oshkosh Truck Corp. ...........        1,080         34,020
PACCAR Inc. ...................        1,140         54,221
Spartan Motors, Inc. (a).......          814          3,460
Titan International, Inc. .....        1,343          9,233
Wabash National Corp. .........        1,493         21,742
                                               ------------
                                                    375,683
                                               ------------
HOMEBUILDING (0.1%)
Centex Corp. ..................          847         20,434
Champion Enterprises, Inc.
 (a)...........................        3,097         21,872
Clayton Homes, Inc. ...........        7,466         70,927
D.R. Horton, Inc. .............        4,012         51,905
Fleetwood Enterprises, Inc. ...        2,124         31,063
Kaufman & Broad Home Corp. ....          634         12,204
MDC Holdings Inc. .............        1,450         27,641
NVR, Inc. (a)..................          600         37,350
Oakwood Homes Corp. ...........        3,061          8,992
Pulte Corp. ...................          598         12,857
Ryland Group Inc. .............          926         18,636
Skyline Corp. .................          568         11,573
Standard Pacific Corp. ........        1,916         19,280
Toll Brothers, Inc. (a)........        2,368         51,356
U.S. Home Corp. (a)............          725         25,964
                                               ------------
                                                    422,054
                                               ------------
HOTEL/MOTEL (0.1%)
Carnival Corp. ................        9,082        225,915
Harrah's Entertainment Inc.
 (a)...........................        1,859         38,226
Hilton Hotels Corp. ...........        5,400         45,899
Marcus Corp. ..................        1,941         20,744
Marriott International, Inc.
 Class A.......................        3,540        113,280
Prime Hospitality Corp. (a)....        3,174         29,359
                                               ------------
                                                    473,423
                                               ------------
HOUSEHOLD--FURNISHINGS & APPLIANCES (0.1%)
Armstrong World Industries,
 Inc. .........................          567         11,092
Bassett Furniture Industries,
 Inc. .........................          797         10,610
Ethan Allen Interiors Inc. ....        2,655         70,855
Fedders Corp. .................        2,336         13,724
La-Z-Boy Inc. .................        3,988         62,562
Leggett & Platt, Inc. .........        3,000         64,125
Maytag Corp. ..................        1,322         45,526
Whirlpool Corp. ...............        1,092         71,117
                                               ------------
                                                    349,611
                                               ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                                   SHARES         VALUE
                                 -------------------------
HOUSEHOLD PRODUCTS (0.4%)
Clorox Co. (The)...............        3,480   $    127,890
Colgate-Palmolive Co. .........        8,546        488,190
Fort James Corp. ..............        3,271         78,300
Kimberly-Clark Corp. ..........        8,203        476,287
Procter & Gamble Co. (The).....       19,359      1,154,280
                                               ------------
                                                  2,324,947
                                               ------------
HOUSEWARES (0.0%) (b)
Fortune Brands, Inc. ..........        2,423         60,575
Libbey Inc. ...................        1,041         31,751
National Presto Industries,
 Inc. .........................          477         16,457
Newell Rubbermaid Inc. ........        4,215        106,165
Royal Appliance Manufacturing
 Co. (a).......................        1,122          5,750
Salton Inc. (a)................          731         31,387
Tupperware Corp. ..............          837         15,798
Windmere-Durable Holdings, Inc.
 (a)...........................        1,468         23,580
                                               ------------
                                                    291,463
                                               ------------
INDEPENDENT POWER PRODUCER (0.0%) (b)
Calpine Corp. (a)..............        3,371        308,446
                                               ------------
INSURANCE--LIFE (0.1%)
Conseco, Inc. .................        4,765         25,910
Delphi Financial Group, Inc.
 Class A (a)...................        1,343         38,695
Jefferson-Pilot Corp. .........        1,565        104,170
Lincoln National Corp. ........        2,963        103,149
Protective Life Corp. .........        3,448         82,105
Reliastar Financial Corp. .....        4,745        204,332
Torchmark Corp. ...............        1,920         48,120
UNUMProvident Corp. ...........        3,519         59,823
                                               ------------
                                                    666,304
                                               ------------
INSURANCE--MULTI-LINE (0.6%)
Allamerica Financial Corp. ....        2,900        156,962
American Financial Group,
 Inc. .........................        3,122         79,416
American International Group,
 Inc. .........................       22,793      2,500,107
CIGNA Corp. ...................        2,441        194,670
Hartford Financial Services
 Group, Inc. (The).............        3,378        176,289
Horace Mann Educators Corp. ...        2,193         31,936
Old Republic International
 Corp. ........................        6,748         96,159
Unitrin Inc. ..................        3,796        128,115
                                               ------------
                                                  3,363,654
                                               ------------
INSURANCE--PROPERTY & CASUALTY (0.3%)
Allstate Corp. (The)...........       11,936        281,988
Chubb Corp. (The)..............        2,597        165,234
Cincinnati Financial Corp. ....        2,429         97,919
Enhance Financial Services
 Group Inc. ...................        2,472         25,029
Everest Re Group Ltd. .........        2,510         73,418
Fidelity National Financial
 Inc. .........................        4,363         64,354
First American Financial
 Corp. ........................        4,238         65,424
Fremont General Corp. .........        4,550         26,447

                                   SHARES         VALUE
                                 -------------------------
INSURANCE--PROPERTY & CASUALTY (CONTINUED)
HSB Group, Inc. ...............        1,556   $     45,124
Loews Corp. ...................        1,618         89,192
MGIC Investment Corp...........        1,672         79,943
Ohio Casualty Corp. ...........        3,212         53,399
Progressive Corp. (The)........        1,120         73,290
Radian Group Inc. .............        2,414        122,963
RLI Corp. .....................          645         20,721
SAFECO Corp. ..................        2,127         47,060
SCPIE Holdings Inc. ...........          784         23,177
Selective Insurance Group
 Inc. .........................        1,785         33,803
St. Paul Cos., Inc. (The)......        3,328        118,560
Trenwick Group Inc. ...........        1,207         17,049
Zenith National Insurance
 Corp. ........................        1,117         27,367
                                               ------------
                                                  1,551,461
                                               ------------
INSURANCE BROKERS (0.1%)
Aon Corp. .....................        3,777        102,215
E.W. Blanch Holdings, Inc. ....          854         19,002
Gallagher (Arthur J.) & Co. ...        2,387         88,916
Hilb, Rogal & Hamilton Co......          852         24,122
Marsh & McLennan Cos., Inc. ...        3,915        385,872
                                               ------------
                                                    620,127
                                               ------------
INVESTMENT BANK/BROKERAGE (0.4%)
Bear Stearns Cos., Inc.
 (The).........................        1,817         77,904
Dain Rauscher Corp. ...........          811         50,231
E*Trade Group, Inc. (a)........       15,455        332,283
Edwards (A.G.), Inc. ..........        4,766        179,321
Jefferies Group, Inc. .........        1,555         34,307
Legg Mason, Inc. ..............        3,080        116,463
Lehman Brothers Holdings
 Inc. .........................        1,774        145,579
Merrill Lynch & Co., Inc. .....        5,474        558,006
Morgan Keegan, Inc. ...........        1,888         30,090
National Discount Brokers
 Group, Inc. (a)...............        1,104         32,223
Paine Webber Group Inc. .......        2,162         94,858
Raymond James Financial,
 Inc. .........................        2,986         60,093
Schwab (Charles) Corp. (The)...       12,090        538,005
                                               ------------
                                                  2,249,363
                                               ------------
INVESTMENT MANAGEMENT (0.0%) (b)
Eaton Vance Corp. .............        2,291         96,938
Investors Financial Services
 Corp. ........................          947         77,299
                                               ------------
                                                    174,237
                                               ------------
IRON & STEEL (0.1%)
AK Steel Holding Corp. ........        5,934         65,645
Allegheny Technologies Inc. ...        1,476         35,701
Bethlehem Steel Corp. (a)......        1,900         10,212
Birmingham Steel Corp. (a).....        1,974          8,389
Castle (A.M.) & Co. ...........          913         11,184
Cleveland-Cliffs Inc. .........          591         14,516
Commercial Metals Co. .........          936         27,495
Imco Recycling Inc. ...........        1,075         11,086
Nucor Corp. ...................        1,344         57,792
Quanex Corp. ..................          927         15,180
Steel Dynamics, Inc. (a).......        3,115         35,433

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

ASSET MANAGER FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                                   SHARES         VALUE
                                 -------------------------
IRON & STEEL (CONTINUED)
Steel Technologies Inc. .......          710   $      5,724
UCAR International Inc. (a)....        2,410         31,782
USX-U.S. Steel Group...........        1,349         33,809
WHX Corp. (a)..................          935          6,487
Worthington Industries,
 Inc. .........................        1,396         17,276
                                               ------------
                                                    387,711
                                               ------------
LEISURE TIME (0.2%)
Anchor Gaming (a)..............          779         31,355
Arctic Cat, Inc. ..............        1,625         16,352
Aztar Corp. (a)................        2,839         33,890
Brunswick Corp. ...............        1,314         25,212
Callaway Golf Co. .............        4,067         67,614
Coachmen Industries, Inc. .....        1,021         15,762
Gtech Holdings Corp. (a).......        1,860         38,595
Harley-Davidson, Inc. .........        4,546        180,988
Huffy Corp. (a)................          660          2,805
International Game Technology
 (a)...........................        4,011         97,768
International Speedway Corp.
 Class A.......................        2,840        122,120
Jakks Pacific, Inc. (a)........        1,227         22,546
K2 Inc. (a)....................        1,163          8,286
Mandalay Resort Group (a)......        4,848         91,506
Midway Games Inc. (a)..........        2,468         16,350
Mirage Resorts, Inc. (a).......        2,934         59,780
Monaco Coach Corp. (a).........        1,225         20,059
Park Place Entertainment Corp.
 (a)...........................       16,298        208,818
Pinnacle Entertainment Inc.
 (a)...........................        1,696         34,026
Polaris Industries Inc. .......        1,585         48,541
Premier Parks Inc. (a).........        4,183         90,196
SCP Pool Corp. (a).............          732         26,947
Sturm Ruger & Co., Inc. .......        1,748         17,480
Thor Industries Inc. ..........          789         21,254
Winnebago Industries, Inc. ....        1,416         24,072
                                               ------------
                                                  1,322,322
                                               ------------
MACHINE TOOLS (0.0%) (b)
Milacron Inc. .................          589         10,749
                                               ------------
MACHINERY--DIVERSIFIED (0.1%)
Applied Power Inc. Class A.....        2,538         72,650
Briggs & Stratton Corp. .......          308         11,820
Caterpillar Inc. ..............        5,144        202,866
Deere & Co. ...................        3,408        137,598
Gardner Denver Inc. (a)........          975         17,002
Ingersoll-Rand Co. ............        2,407        112,979
Manitowoc Co. Inc. ............        1,688         56,020
NACCO Industries, Inc. Class
 A.............................          100          4,487
Thermo Electron Corp. (a)......        2,355         45,628
Timken Co. (The)...............          885         16,373
                                               ------------
                                                    677,423
                                               ------------
MANUFACTURING--AUTOMATED TRANSACTION
 SYSTEMS (0.0%) (b)
Diebold, Inc. .................        3,686        106,433
                                               ------------

                                   SHARES         VALUE
                                 -------------------------
MANUFACTURING--DIVERSIFIED (0.6%)
Amcast Industrial Corp. .......          582   $      5,056
Amcol International Corp. .....        1,741         28,509
American Standard Cos. Inc.
 (a)...........................        3,781        155,021
Ametek, Inc. ..................        1,720         35,368
Barnes Group Inc. .............        1,235         20,918
Carlisle Cos, Inc. ............        1,611         66,353
Clarcor Inc. ..................        1,558         28,044
Crane Co. .....................          868         23,327
Cuno Inc. (a)..................        1,060         28,752
Danaher Corp. .................        2,143        122,419
Dover Corp. ...................        3,031        154,013
Esterline Technologies Corp.
 (a)...........................        1,127         13,665
Gencorp Inc. ..................        2,715         27,320
Graco Inc. ....................        1,326         44,918
Griffon Corp. (a)..............        1,938         13,081
Harsco Corp. ..................        2,146         63,709
Honeywell International
 Inc. .........................       11,683        654,248
Idex Corp. ....................        1,925         60,156
Illinois Tool Works Inc. ......        4,426        283,541
Johnson Controls, Inc. ........        1,230         77,874
Kaman Corp. ...................        1,512         16,065
Lawson Products, Inc. .........          672         16,212
Mark IV Industries, Inc. ......        2,368         50,172
Millipore Corp. ...............          663         47,529
Myers Industries, Inc. ........        1,299         18,186
Pall Corp. ....................        1,874         41,814
Parker-Hannifin Corp. .........        1,635         76,027
Pentair, Inc. .................        2,575         98,494
Scott Technologies, Inc. (a)...        1,161         22,639
Sealed Air Corp. (a)...........        1,228         68,308
Standex International Corp. ...          829         13,627
Thomas Industries Inc. ........        1,028         20,689
Tredegar Corp. ................        2,421         62,492
Tyco International Ltd. .......       24,882      1,143,017
Valmont Industries, Inc. ......        1,525         30,309
                                               ------------
                                                  3,631,872
                                               ------------
MANUFACTURING--SPECIALIZED
 INDUSTRIALS (0.3%)
Agco Corp. ....................        3,183         37,798
Albany International Corp.
 Class A.......................        1,626         24,695
Aptargroup, Inc. ..............        2,368         67,488
Astec Industries Inc. (a)......        1,242         31,205
BMC Industries, Inc. ..........        1,778          8,890
Brady Corp. Class A............        1,474         43,299
Cognex Corp. (a)...............        2,692        153,108
CTS Corp. .....................        1,788        112,756
Dionex Corp. (a)...............        1,434         52,162
Donaldson Co., Inc. ...........        2,461         57,218
Federal Signal Corp. ..........        2,464         50,050
Flow International Corp. (a)...          957         10,766
Flowserve Corp. ...............        1,995         28,179
Furniture Brands International,
 Inc. (a)......................        2,639         49,316
Hillenbrand Industries,
 Inc. .........................        3,368        101,461
Imation Corp. (a)..............        1,949         54,694

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                                   SHARES         VALUE
                                 -------------------------
MANUFACTURING--SPECIALIZED
 INDUSTRIALS (CONTINUED)
Insituform Technologies, Inc.
Class A (a)....................        1,632   $     54,774
Insteel Industries, Inc. ......          550          3,197
Intermagnetics General Corp.
 (a)...........................          841         10,250
Ionics, Inc. (a)...............        1,051         24,698
Jabil Circuit, Inc. (a)........        9,287        380,187
JLG Industries, Inc. ..........        2,883         27,388
Kaydon Corp. ..................        1,646         38,475
Kennametal Inc. ...............        1,619         46,546
Lindsay Manufacturing Co. .....          806         14,407
Lydall, Inc. (a)...............        1,019          9,044
NCH Corp. .....................          289         12,499
Nordson Corp. .................          880         39,325
Paxar Corp. (a)................        3,034         30,909
Regal-Beloit Corp. ............        1,362         24,601
Reliance Steel & Aluminum
 Co. ..........................        1,805         41,515
Robbins & Myers Inc. ..........          710         17,306
Roper Industries, Inc. ........        1,967         61,960
Specialty Equipment Cos., Inc.
 (a)...........................        1,246         25,699
SPS Technologies Inc. (a)......          818         25,665
Stewart & Stevenson Services,
 Inc. .........................        1,496         18,046
Tecumseh Products Co. Class A..        1,067         49,549
Teleflex Inc. .................        2,030         70,162
Trinity Industries, Inc. ......        2,098         46,681
Valence Technology, Inc. (a)...        2,236         34,518
Watts Industries, Inc. ........        1,720         23,005
York International Corp. ......        2,083         50,252
                                               ------------
                                                  2,063,743
                                               ------------
METALS--MINING (0.0%) (b)
Freeport-McMoRan Copper & Gold
 Inc. Class B (a)..............        2,469         23,764
Inco Ltd. (a)..................        2,866         44,781
Phelps Dodge Corp. ............        1,129         52,216
                                               ------------
                                                    120,761
                                               ------------
METALS--PROCESS & FABRICATION (0.0%) (b)
Brush Wellman, Inc. ...........        1,061         19,628
Mueller Industries, Inc. (a)...        2,272         74,834
RTI International Metals, Inc.
 (a)...........................        1,354         14,302
Wolverine Tube, Inc. (a).......          827         12,405
                                               ------------
                                                    121,169
                                               ------------
METALS--SPECIALTY (0.0%) (b)
Carpenter Technology Corp. ....        1,174         23,553
Maxxam Inc. (a)................          374         10,098
Ryerson Tull Inc. .............        1,324         16,385
                                               ------------
                                                     50,036
                                               ------------
MISCELLANEOUS (0.4%)
Aes Corp. (The) (a)............        3,077        276,738
American Greetings Corp. Class
 A.............................        1,083         19,629
Archer-Daniels-Midland Co. ....        9,169         91,117

                                   SHARES         VALUE
                                 -------------------------
MISCELLANEOUS (CONTINUED)
Corning Inc. ..................        4,072   $    804,220
Jostens, Inc. .................          589         14,541
Minnesota Mining &
 Manufacturing Co. ............        5,858        506,717
Sensormatic Electronics Corp.
 (a)...........................        4,102         68,452
Sotheby's Holdings, Inc. Class
 A.............................        3,143         52,056
Symbol Technologies, Inc. .....        7,110        396,382
TRW, Inc. .....................        1,798        105,183
                                               ------------
                                                  2,335,035
                                               ------------
NATURAL GAS DISTRIBUTORS & PIPELINES (0.5%)
AGL Resources Inc. ............        3,045         53,287
Atmos Energy Corp. ............        2,048         32,512
Cascade Natural Gas Corp. .....          718         11,578
Coastal Corp. (The)............        3,167        158,944
Columbia Energy Group..........        1,176         73,794
Dynegy Inc. ...................        7,462        488,295
Eastern Enterprises............          366         22,280
El Paso Energy Corp. ..........        3,404        144,670
Energen Corp. .................        1,958         35,856
Enron Corp. ...................       10,528        733,670
KeySpan Corp. .................        7,156        210,207
Kinder Morgan Inc. ............        6,017        182,390
Laclede Gas Co. ...............        1,226         24,060
MCN Energy Group Inc. .........        4,579        114,189
National Fuel Gas Co. .........        2,090         99,144
New Jersey Resources Corp. ....        1,155         46,489
NICOR Inc. ....................          695         23,543
Northwest Natural Gas Co. .....        1,627         35,794
ONEOK, Inc. ...................          475         11,994
People's Energy Corp. .........          512         15,904
Piedmont Natural Gas Co. ......        2,033         57,432
Questar Corp. .................        4,407         82,907
Sempra Energy..................        2,979         55,298
Southern Union Co. (a).........        3,115         53,539
Southwest Gas Corp. ...........        2,005         38,220
Southwestern Energy Co. .......        1,620         13,770
Vectren Corp. (a)..............        3,277         65,950
Washington Gas Light Co. ......        2,484         63,653
Williams Cos., Inc. (The)......        6,358        237,233
                                               ------------
                                                  3,186,602
                                               ------------
OFFICE EQUIPMENT & SUPPLIES (0.1%)
Hon Industries Inc. ...........        3,227         80,473
Miller (Herman), Inc. .........        4,226        115,687
Nashua Corp. (a)...............          383          3,064
New England Business Service,
 Inc. .........................          879         14,504
Pitney Bowes Inc. .............        4,005        163,704
Reynolds & Reynolds Class A....        4,078         96,852
Standard Register Co. .........        1,489         19,450
United Stationers Inc. (a).....        2,208         73,692
Wallace Computer Services,
 Inc...........................        2,239         24,489
Xerox Corp. ...................        9,732        257,290
                                               ------------
                                                    849,205
                                               ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

ASSET MANAGER FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                                   SHARES         VALUE
                                 -------------------------
OIL & GAS DRILLING (0.4%)
Antec Corp. (a)................        2,012   $    108,145
BJ Services Co. (a)............        4,078        286,479
Ensco International Inc. ......        7,340        243,596
Global Marine Inc. (a).........        9,324        223,776
Grant Prideco, Inc. (a)........        5,778        111,227
Hanover Compressor Co. (a).....        1,536         89,472
Helmerich & Payne, Inc.........        2,654         83,103
Nabors Industries, Inc. (a)....        7,419        292,587
Noble Drilling Corp. (a).......        7,027        280,641
Rowan Cos., Inc. (a)...........        1,367         38,191
Smith International Inc. (a)...        2,615        198,740
Tidewater, Inc. ...............        2,974         88,476
Varco International, Inc.
 (a)...........................        3,489         43,612
Weatherford International, Inc.
 (a)...........................        5,778        234,731
                                               ------------
                                                  2,322,776
                                               ------------
OIL & GAS--EXPLORATION & PRODUCTION (0.3%)
Anadarko Petroleum Corp. ......        1,811         78,665
Apache Corp. ..................        1,603         77,645
Barrett Resources Corp. (a)....        2,116         67,183
Burlington Resources Inc. .....        3,195        125,604
Cabot Oil & Gas Corp. Class A..        1,629         30,238
Cross Timbers Oil Co. .........        3,169         45,753
Devon Energy Corp. ............        4,586        220,988
HS Resources, Inc. (a).........        1,221         29,533
Louis Dreyfus Natural Gas Corp.
 (a)...........................        2,615         73,220
Murphy Oil Corp. ..............        2,404        141,836
Newfield Exploration Co. (a)...        2,703        109,809
Noble Affiliates, Inc. ........        3,050        109,991
Ocean Energy Inc. (a)..........        8,921        115,415
Pennzoil--Quaker State Co. ....        4,168         45,587
Pioneer Natural Resources
 Co. ..........................        5,364         55,316
Plains Resources, Inc. (a).....        1,164         16,514
Pogo Producing Co. ............        2,612         66,933
Remington Oil & Gas Corp. (a)..        1,382          6,046
Santa Fe Snyder Corp. (a)......        9,859         90,580
St. Mary Land & Exploration
 Co. ..........................          723         24,401
Stone Energy Corp. (a).........        1,191         56,275
Ultramar Diamond Shamrock
 Corp. ........................        4,633        114,667
Union Pacific Resources Group,
 Inc. .........................        3,746         71,876
Unocal Corp. ..................        3,528        113,999
Valero Energy Corp. ...........        2,981         86,449
Vintage Petroleum, Inc. .......        4,054         80,573
                                               ------------
                                                  2,055,096
                                               ------------
OIL & WELL--EQUIPMENT & SERVICES (0.3%)
Atwood Oceanics, Inc. (a)......          889         53,896
Baker Hughes Inc. .............        4,791        152,414
Cal Dive International, Inc.
 (a)...........................        1,006         50,048
Dril-Quip, Inc. (a)............        1,120         45,500
Friede Goldman Halter, Inc.
 (a)...........................        2,591         16,032
Halliburton Co. ...............        6,462        285,540

                                   SHARES         VALUE
                                 -------------------------
OIL & WELL--EQUIPMENT & SERVICES (CONTINUED)
Input/Output, Inc. (a).........        3,294   $     24,293
McDermott International,
 Inc. .........................          824          6,695
Oceaneering International Inc.
 (a)...........................        1,478         25,496
Offshore Logistics, Inc. (a)...        1,371         16,623
Pride International, Inc.
 (a)...........................        3,925         88,803
Schlumberger Ltd. .............        8,095        619,773
SEACOR SMIT Inc. (a)...........          733         44,896
Seitel, Inc. (a)...............        1,578          9,863
Transocean Sedco Forex Inc. ...        3,094        145,418
Tuboscope Inc. (a).............        2,899         50,370
Veritas DGC Inc. (a)...........        1,678         40,272
                                               ------------
                                                  1,675,932
                                               ------------
OIL--INTEGRATED DOMESTIC (0.2%)
Amerada Hess Corp. ............        1,365         86,848
Ashland Inc. ..................        1,059         36,138
Conoco Inc. Class B............        9,270        230,591
Kerr-McGee Corp. ..............        1,448         74,934
Occidental Petroleum Corp. ....        5,136        110,103
Phillips Petroleum Co. ........        3,760        178,365
Sunoco Inc. ...................        1,400         42,438
Tosco Corp. ...................        2,200         70,538
USX-Marathon Group.............        4,524        105,465
                                               ------------
                                                    935,420
                                               ------------
OIL--INTEGRATED INTERNATIONAL (1.2%)
Chevron Corp. .................        9,609        817,966
Exxon Mobil Corp. .............       50,875      3,952,352
Royal Dutch Petroleum Co. ADR
 (e)...........................       31,514      1,808,116
Texaco Inc. ...................        8,173        404,564
                                               ------------
                                                  6,982,998
                                               ------------
PAPER & FOREST PRODUCTS (0.3%)
Boise Cascade Corp. ...........          808         26,311
Bowater Inc. ..................        2,762        151,910
Buckeye Technologies Inc.
 (a)...........................        2,274         43,490
Caraustar Industries, Inc. ....        1,656         25,150
Champion International Corp. ..        1,392         91,524
Chesapeake Corp. ..............          936         29,250
Consolidated Papers, Inc. .....        4,852        183,770
Deltic Timber Corp. ...........          805         17,710
Georgia-Pacific Group..........        2,543         93,455
Georgia-Pacific Group (Timber
 Group)........................        4,429        102,697
International Paper Co. .......        6,022        221,309
Longview Fibre Co. ............        2,763         35,228
Louisiana-Pacific Corp. .......        1,554         20,785
Mead Corp. (The)...............        1,538         53,542
P.H. Glatfelter Co. ...........        2,257         24,263
Pope & Talbot, Inc. ...........          973         20,615
Potlach Corp. .................          449         17,707
Rayonier Inc. .................        1,468         68,904
Republic Group Inc. ...........          768          8,784
Sonoco Products Co. ...........        5,451        113,790
Wausau-Mosinee Paper Corp. ....        2,749         33,332
Westvaco Corp. ................        1,429         44,120

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                                   SHARES         VALUE
                                 -------------------------
PAPER & FOREST PRODUCTS (CONTINUED)
Weyerhaeuser Co. ..............        3,496   $    186,817
Willamette Industries, Inc. ...        1,606         61,329
                                               ------------
                                                  1,675,792
                                               ------------
PERSONAL LOANS (0.1%)
Capital One Financial Corp. ...        2,972        130,025
Countrywide Credit Industries,
 Inc. .........................        1,687         46,603
Household International,
 Inc. .........................        7,051        294,379
Providian Financial Corp. .....        2,108        185,636
                                               ------------
                                                    656,643
                                               ------------
PHOTOGRAPHY/IMAGING (0.1%)
Eastman Kodak Co. .............        4,686        262,123
IKON Office Solutions, Inc. ...        2,188         12,854
Lason Inc. (a).................        1,228          5,526
Pinnacle Systems Inc. (a)......        3,151         75,624
Polaroid Corp. ................          696         14,051
Zebra Technologies Corp. Class
 A (a).........................        2,036        116,052
                                               ------------
                                                    486,230
                                               ------------
POLLUTION CONTROL (0.0%) (b)
Allied Waste Industries, Inc.
 (a)...........................        2,800         17,150
Waste Management, Inc. ........        9,033        143,399
                                               ------------
                                                    160,549
                                               ------------
PUBLISHING (0.1%)
Harcourt General Inc. .........          977         36,515
Houghton Mifflin Co. ..........        1,662         69,077
McGraw-Hill Cos., Inc. (The)...        2,911        152,828
Meredith Corp. ................          762         21,193
Reader's Digest Association,
 Inc. (The) Class A............        5,701        182,432
Scholastic Corp. (a)...........          890         41,552
Thomas Nelson, Inc. ...........          924          6,468
                                               ------------
                                                    510,065
                                               ------------
PUBLISHING--NEWSPAPERS (0.2%)
A.H. Belo Corp. ...............        6,332        105,665
Dow Jones & Co., Inc. .........        1,371         88,944
Gannett Co., Inc. .............        4,092        261,376
Knight-Ridder, Inc. ...........        1,189         58,335
Lee Enterprises, Inc. .........        2,363         53,611
Media General, Inc. Class A....        1,422         69,945
New York Times Co. (The) Class
 A.............................        2,638        108,653
Tribune Co. ...................        3,550        138,006
Washington Post Co. ...........          501        244,488
                                               ------------
                                                  1,129,023
                                               ------------
RAILROADS (0.1%)
Burlington Northern Santa Fe
 Corp. ........................        6,979        168,368
CSX Corp. .....................        3,183         66,644
Kansas City Southern
 Industries, Inc. .............        1,645        118,234
Norfolk Southern Corp. ........        5,648         99,546

                                   SHARES         VALUE
                                 -------------------------
RAILROADS (CONTINUED)
RailAmerica, Inc. (a)..........            1   $          6
Union Pacific Corp. ...........        3,671        154,641
Wisconsin Central
 Transportation Corp. (a)......        2,740         39,901
                                               ------------
                                                    647,340
                                               ------------
RESTAURANTS (0.3%)
Applebee's International,
 Inc. .........................        1,769         64,458
Brinker International Inc.
 (a)...........................        3,483        111,021
Buffets, Inc. (a)..............        2,248         22,059
CBRL Group, Inc. ..............        3,134         43,484
CEC Entertainment Inc. (a).....        1,766         52,980
Cheesecake Factory (The) (a)...        1,305         53,423
CKE Restaurants Inc. ..........        3,281         12,099
Consolidated Products, Inc.
 (a)...........................        1,908         17,411
Darden Restaurants, Inc. ......        1,953         36,008
IHOP Corp. (a).................        1,307         21,239
Jack In The Box Inc. (a).......        2,487         60,932
Landry's Seafood Restaurants,
 Inc. .........................        1,613         13,912
Lone Star Steakhouse & Saloon,
 Inc. (a)......................        1,769         20,896
Luby's, Inc. ..................        1,456         13,104
McDonald's Corp. ..............       19,907        758,954
Outback Steakhouse, Inc. (a)...        4,009        131,295
Panera Bread Co. Class A (a)...          790          6,369
Papa John's International Inc.
 (a)...........................        1,627         44,743
Ruby Tuesday, Inc. ............        2,014         42,168
Ryan's Family Steak Houses Inc.
 (a)...........................        2,350         22,986
Sonic Corp. (a)................        1,187         33,013
Starbucks Corp. (a)............        9,812        296,660
Taco Cabana, Inc. Class A
 (a)...........................          851          5,159
TCBY Enterprises Inc. .........        1,213          7,202
Tricon Global Restaurants, Inc.
 (a)...........................        2,280         77,805
Wendy's International, Inc. ...        1,942         43,452
                                               ------------
                                                  2,012,832
                                               ------------
RETAIL--APPAREL (0.2%)
AnnTaylor Stores Corp. (a).....        2,049         42,389
Cato Corp. (The) Class A.......        1,719         18,157
Gap, Inc. (The)................       12,435        456,986
Goody's Family Clothing, Inc.
 (a)...........................        2,152         13,988
Gymboree Corp. (The) (a).......        1,582          5,735
Limited, Inc. (The)............        3,191        144,193
Men's Wearhouse, Inc. (The)
 (a)...........................        2,723         58,375
Pacific Sunwear of California
 Inc. (a)......................        2,036         69,351
TJX Cos., Inc. (The)...........        4,764         91,409
Wet Seal, Inc. (The) Class A
 (a)...........................          897         15,922
                                               ------------
                                                    916,505
                                               ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

ASSET MANAGER FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                                   SHARES         VALUE
                                 -------------------------
RETAIL--BUILDING SUPPLIES (0.0%) (b)
Building Materials Holding
 Corp. (a).....................          823   $      8,230
Hughes Supply, Inc. ...........        1,528         23,302
                                               ------------
                                                     31,532
                                               ------------
RETAIL--COMPUTERS & ELECTRONICS (0.0%) (b)
MicroAge, Inc. (a) (h).........        1,087             11
                                               ------------
RETAIL--DEPARTMENT (0.1%)
Dillard's Inc. Class A.........        1,633         22,760
Federated Department Stores,
 Inc. (a)......................        3,080        104,720
Gottschalks Inc. (a)...........          817          4,851
Kohl's Corp. (a)...............        4,794        230,112
May Department Stores Co.
 (The).........................        4,950        136,125
Nordstrom, Inc. ...............        2,113         58,768
Penney (J.C.) Co., Inc. .......        3,873         53,496
                                               ------------
                                                    610,832
                                               ------------
RETAIL--DISCOUNTERS (0.1%)
Ames Department Stores, Inc.
 (a)...........................        1,893         33,956
Dollar Tree Stores, Inc. (a)...        3,316        191,914
Dress Barn, Inc. (The) (a).....        1,184         23,236
Family Dollar Stores, Inc. ....        9,239        176,118
Ross Stores, Inc. .............        4,733         98,210
Shopko Stores, Inc. (a)........        1,975         35,303
Stein Mart, Inc. (a)...........        2,891         25,974
99 Cents Only Stores (a).......        2,170         81,646
                                               ------------
                                                    666,357
                                               ------------
RETAIL--DRUGS (0.1%)
Longs Drug Stores Corp. .......          612         14,229
Rite Aid Corp. ................        3,845         19,225
Walgreen Co. ..................       14,679        412,847
                                               ------------
                                                    446,301
                                               ------------
RETAIL--FOOD (0.2%)
Albertson's, Inc. .............        6,150        200,259
Great Atlantic & Pacific Tea
 Co., Inc. (The)...............          601         11,006
Hannaford Brothers Co. ........        2,259        163,495
Kroger Co. (The) (a)...........       12,178        226,054
Ruddick Corp. .................        2,478         28,342
Safeway Inc. (a)...............        7,537        332,570
Whole Foods Market Inc. (a)....        1,688         71,846
Winn-Dixie Stores, Inc. .......        2,166         35,875
                                               ------------
                                                  1,069,447
                                               ------------
RETAIL--GENERAL MERCHANDISE (0.7%)
Kmart Corp. (a)................        7,295         59,272
Sears, Roebuck & Co. ..........        5,650        206,931
Target Corp. ..................        6,421        427,398
Wal-Mart Stores, Inc. .........       65,587      3,631,880
                                               ------------
                                                  4,325,481
                                               ------------

                                   SHARES         VALUE
                                 -------------------------
RETAIL--HOME SHOPPING (0.0%) (b)
Damark International, Inc.
 Class A (a)...................          358   $      9,308
Insight Enterprises Inc. (a)...        1,680         70,245
Lands' End, Inc. (a)...........        1,612         68,208
Lillian Vernon Corp. ..........          583          5,538
                                               ------------
                                                    153,299
                                               ------------
RETAIL--SPECIALTY (1.0%)
Abercrombie & Fitch Co. Class A
 (a)...........................        5,453         59,983
American Eagle Outfitters, Inc.
 (a)...........................        2,494         42,398
AutoZone, Inc. (a).............        2,183         50,073
Barnes & Noble, Inc. (a).......        3,713         68,690
Bed Bath & Beyond Inc. (a).....        2,000         73,375
Best Buy Co., Inc. (a).........        3,000        242,250
BJ's Wholesale Club Inc. (a)...        3,930        139,269
Bombay Co., Inc. (The) (a).....        2,358          8,548
Books-A-Million Inc. (a).......        1,174          4,769
Borders Group Inc. (a).........        4,134         65,627
Casey's General Stores,
 Inc. .........................        3,426         40,041
CDW Computer Centers, Inc.
 (a)...........................        2,310        240,240
Circuit City Stores-Circuit
 City Group....................        2,894        170,203
Claire's Stores, Inc. .........        2,738         50,482
Consolidated Stores Corp.
 (a)...........................        1,627         20,236
Cost Plus, Inc. (a)............        1,331         40,679
Costco Wholesale Corp. (a).....        6,492        350,974
CVS Corp. .....................        5,718        248,733
Discount Auto Parts, Inc.
 (a)...........................        1,085         11,596
Dollar General Corp. ..........        3,926         89,807
Fastenal Co. ..................        2,028        118,511
Footstar, Inc. (a).............        1,354         50,352
Group 1 Automotive Inc. (a)....        1,380         16,387
Hancock Fabrics, Inc. .........        1,234          4,859
Home Depot, Inc. (The).........       33,888      1,899,846
J. Baker, Inc. ................          914          5,941
Jo-Ann Stores Inc. Class A
 (a)...........................        1,158         10,784
Linens 'N Things, Inc. (a).....        2,563         79,133
Lowe's Cos., Inc. .............        5,583        276,358
Michaels Stores Inc. (a).......        2,008         79,190
Neiman Marcus Group Inc. Class
 A (a).........................        2,629         67,697
Office Depot, Inc. (a).........        4,835         51,070
Officemax Inc. (a).............        6,106         34,346
O'Reilly Automotive, Inc.
 (a)...........................        3,292         44,442
Payless ShoeSource, Inc. (a)...        1,216         67,032
Pep Boys-Manny, Moe & Jack
 (The).........................        3,453         21,797
Pier 1 Imports, Inc. ..........        6,479         73,699
Saks Holdings Inc. (a).........        7,688         87,932
Sports Authority (The) Inc.
 (a)...........................        2,080          5,850
Staples Inc. (a)...............        6,976        132,980
Tandy Corp. ...................        2,956        168,492
Tech Data Corp. (a)............        2,787        116,880
Tiffany & Co. .................        3,868        281,155
Toys "R" Us, Inc. (a)..........        3,607         55,007

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                                   SHARES         VALUE
                                 -------------------------
RETAIL--SPECIALTY (CONTINUED)
Williams-Sonoma, Inc. (a)......        3,016   $    104,429
Zale Corp. (a).................        2,279         94,009
                                               ------------
                                                  5,966,151
                                               ------------
SHIPPING (0.0%) (b)
Alexander & Baldwin, Inc. .....        2,305         48,405
Kirby Corp. (a)................        1,594         32,976
Newport News Shipbuilding,
 Inc. .........................        1,763         58,840
Overseas Shipbuilding Group,
 Inc. .........................        1,800         47,138
                                               ------------
                                                    187,359
                                               ------------
SHOES (0.1%)
Brown Shoe Co. Inc. ...........        1,186         12,157
Justin Industries, Inc. .......        1,655         30,204
K-Swiss Inc. Class A...........          698         10,339
NIKE Inc. Class B..............        4,040        175,487
Reebok International Ltd.
 (a)...........................          825         14,025
Stride Rite Corp. .............        2,900         24,469
Timberland Co. Class A (a).....        1,358         94,211
Wolverine World Wide, Inc. ....        2,683         32,196
                                               ------------
                                                    393,088
                                               ------------
SPECIALIZED SERVICES (0.2%)
Block (H&R), Inc. .............        1,455         60,837
Cendant Corp. (a)..............       10,739        165,783
Dun & Bradstreet Corp. (The)...        2,467         74,318
Ecolab Inc. ...................        1,871         73,086
IMS Health Inc. ...............        4,711         80,381
Interpublic Group of Cos., Inc.
 (The).........................        4,772        195,634
National Service Industries,
 Inc. .........................          569         12,234
Omnicom Group Inc. ............        2,659        242,135
Young & Rubicam Inc. ..........        1,000         55,688
                                               ------------
                                                    960,096
                                               ------------
SPECIALTY PRINTING (0.0%) (b)
Bowne & Co., Inc. .............        2,398         27,577
Consolidated Graphics, Inc.
 (a)...........................          925         10,926
Deluxe Corp. ..................        1,116         28,109
Donnelley (R.R.) & Sons Co. ...        1,899         40,354
Harland (John H.) Co. .........        1,965         30,212
                                               ------------
                                                    137,178
                                               ------------
TELECOMMUNICATIONS--LONG DISTANCE (1.1%)
AT&T Corp. ....................       46,869      2,188,196
General Communication, Inc.
 Class A (a)...................        3,289         16,445
Global Crossing Ltd. (a).......       11,439        360,328
MCI WorldCom, Inc. (a).........       41,817      1,900,060
Nextel Communications, Inc.
 Class A (a)...................        5,385        589,321
Sprint Corp. (FON Group).......       12,759        784,679
Sprint Corp. (PCS Group) (a)...       12,678        697,290
Talk.Com, Inc. (a).............        4,201         40,960
                                               ------------
                                                  6,577,279
                                               ------------

                                   SHARES         VALUE
                                 -------------------------
TELEPHONE (1.2%)
ALLTEL Corp. ..................        4,591   $    305,875
Bell Atlantic Corp. ...........       22,662      1,342,723
BellSouth Corp. ...............       27,723      1,349,764
Broadwing Inc. (a).............       11,561        327,321
CenturyTel Inc. ...............        2,078         50,911
GTE Corp. .....................       14,341        971,603
SBC Communications Inc. .......       50,230      2,200,702
Telephone & Data Systems,
 Inc. .........................        3,301        336,702
US West Inc. ..................        7,474        532,055
                                               ------------
                                                  7,417,656
                                               ------------
TEXTILES--APPAREL MANUFACTURERS (0.1%)
Ashworth, Inc. (a).............          915          4,461
Haggar Corp. ..................          448          5,852
Hartmarx Corp. (a).............        1,911          4,777
Jones Apparel Group Inc. (a)...        6,549        194,423
Liz Claiborne, Inc. ...........          900         41,681
Kellwood Co. ..................        1,809         30,979
Nautica Enterprises Inc. (a)...        2,250         25,313
Oshkosh B'Gosh, Inc. Class A...          834         13,448
Oxford Industries, Inc. .......          497          8,449
Phillips-Van Heusen Corp. .....        1,773         14,960
Quicksilver Inc. (a)...........        1,451         27,388
Russell Corp. .................          554         10,872
Springs Industries, Inc. Class
 A.............................          220          9,034
VF Corp. ......................        1,784         50,398
Warnaco Group, Inc. (The)......        2,974         31,599
                                               ------------
                                                    473,634
                                               ------------
TEXTILES--HOME FURNISHINGS (0.0%) (b)
Interface, Inc. ...............        3,419         12,394
Pillowtex Corp. (a)............          930          4,882
                                               ------------
                                                     17,276
                                               ------------
TEXTILES--SPECIALTY (0.1%)
Burlington Industries, Inc.
 (a)...........................        2,784         12,180
Cone Mills Corp. (a)...........        1,656          9,005
Dixie Group (The), Inc. (a)....          754          3,110
Guilford Mills, Inc. ..........        1,247         10,288
Mohawk Industries, Inc. (a)....        2,943         73,023
Shaw Industries, Inc. .........        7,152        113,091
Unifi, Inc. (a)................        3,160         32,193
Wellman, Inc. .................        1,814         38,774
Westpoint Stevens Inc. ........        2,854         53,512
                                               ------------
                                                    345,176
                                               ------------
TOBACCO (0.2%)
Philip Morris Cos. Inc. .......       34,813        761,534
R.J. Reynolds Tobacco Holdings,
 Inc. .........................        5,861        121,616
Schweitzer-Mauduit
 International, Inc. ..........        1,020         14,854
UST Inc. ......................        2,529         37,935
                                               ------------
                                                    935,939
                                               ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

ASSET MANAGER FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                                   SHARES         VALUE
                                 -------------------------
TOYS (0.0%) (b)
Hasbro, Inc. ..................        2,977   $     47,446
Mattel, Inc. ..................        6,183         75,742
                                               ------------
                                                    123,188
                                               ------------
TRANSPORTATION--MISCELLANEOUS (0.1%)
Arnold Industries, Inc. .......        1,317         15,392
C.H. Robinson Worldwide,
 Inc. .........................        2,201        110,050
FedEx Corp. (a)................        4,170        157,157
Gatx Corp. ....................        2,628         93,951
Hunt (J.B.) Transportation
 Services, Inc. (a)............        1,905         31,432
Ryder System, Inc. ............          910         20,191
Swift Transportation Co., Inc.
 (a)...........................        3,439         68,995
                                               ------------
                                                    497,168
                                               ------------
TRUCKERS (0.1%)
American Freightways Corp.
 (a)...........................        2,085         38,833
Arkansas Best Corp. (a)........        1,282         16,586
Frozen Food Express Industries,
 Inc. (a)......................        1,060          3,644
Heartland Express Inc. (a).....        1,949         32,889
Landstar System Inc. (a).......          619         35,438
M.S. Carriers, Inc. (a)........          799         18,976
Rollins Truck Leasing Corp. ...        3,685         36,620
U.S. Freightways Corp. ........        1,720         80,195
Werner Enterprises, Inc. ......        3,086         57,862
Yellow Corp. (a)...............        1,616         30,805
                                               ------------
                                                    351,848
                                               ------------
UTILITIES--WATER (0.0%) (b)
American States Water Co. .....          582         17,533
American Water Works Co.,
 Inc. .........................        5,181        117,544
Philadelphia Suburban Corp. ...        2,661         63,864
United Water Resources Inc. ...        2,525         87,743
                                               ------------
                                                    286,684
                                               ------------
WASTE MANAGEMENT (0.0%) (b)
Tetra Technologies, Inc. (a)...          879         12,526
                                               ------------
Total Common Stocks
 (Cost $177,699,418)...........                 256,241,468(g)
                                               ------------
REAL ESTATE INVESTMENT TRUSTS (4.1%)
Alexandria Real Estate
 Equities, Inc. ...............        2,940         94,080
AMB Property Corp. ............       18,521        408,620
American Industrial Properties
 REIT..........................        4,472         55,900
Amli Residential Properties
 Trust.........................        3,634         82,673
Apartment Investment &
 Management Co. Class A........       14,283        567,749
Archstone Communities Trust....       29,822        644,901
Arden Realty, Inc. ............       13,552        301,532
Associated Estates Realty
 Corp. ........................        4,622         38,420
Avalonbay Communities, Inc. ...       14,063        550,215

                                   SHARES         VALUE
                                 -------------------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Bedford Property Investors,
 Inc. .........................        4,374   $     77,092
Boston Properties Inc. ........       14,527        506,629
Boykin Lodging Co. ............        3,659         45,966
Bradley Real Estate, Inc. .....        5,147         92,968
Brandywine Realty Trust........        8,113        140,963
BRE Properties, Inc. Class A...        9,558        267,027
Burnham Pacific Properties,
 Inc. .........................        6,903         50,910
Cabot Industrial Trust.........        8,690        167,283
Camden Property Trust..........        8,603        244,110
Capital Automotive REIT........        4,622         64,419
Captec Net Lease Realty,
 Inc. .........................        2,034         17,798
CarrAmerica Realty Corp. ......       14,295        339,506
CBL & Associates Properties,
 Inc. .........................        5,290        123,984
Center Trust, Inc. ............        5,586         40,499
CenterPoint Properties
 Corp. ........................        4,411        158,245
Chateau Communities, Inc. .....        6,073        157,898
Chelsea GCA Realty, Inc. ......        3,397        110,827
Colonial Properties Trust......        4,859        121,171
Commercial Net Lease Realty....        6,505         71,555
Cornerstone Properties,
 Inc. .........................       27,725        505,981
Cornerstone Realty Income
 Trust, Inc. ..................        8,282         84,373
Corporate Office Properties
 Trust.........................        3,674         31,688
Correctional Properties
 Trust.........................        1,525         18,109
Cousins Properties, Inc. ......        6,879        270,001
Crescent Real Estate Equities
 Co. ..........................       25,746        440,900
Crown American Realty Trust....        5,607         31,189
Developers Diversified Realty
 Corp. ........................       12,786        194,187
Duke-Weeks Realty Corp. .......       26,787        580,943
EastGroup Properties, Inc. ....        3,405         70,867
Entertainment Properties
 Trust.........................        3,206         43,682
Equity Inns Inc. ..............        7,967         52,781
Equity Office Properties
 Trust.........................       53,947      1,466,684
Equity One, Inc. ..............        2,437         22,085
Equity Residential Properties
 Trust.........................       27,044      1,230,502
Essex Property Trust, Inc. ....        3,863        149,208
Federal Realty Investment
 Trust.........................        8,632        183,430
FelCor Lodging Trust Inc. .....       14,107        276,850
First Industrial Realty Trust,
 Inc. .........................        8,150        245,009
First Washington Realty Trust,
 Inc. .........................        2,025         42,145
Franchise Finance Corp. of
 America.......................       11,987        284,691
Gables Residential Trust.......        5,443        130,632
General Growth Properties,
 Inc. .........................       11,060        363,598
Glenborough Realty Trust
 Inc. .........................        6,473         95,477
Glimcher Realty Trust..........        5,086         69,932
Golf Trust of America, Inc. ...        1,655         28,549
Great Lakes REIT, Inc. ........        3,486         52,726

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
                                   SHARES         VALUE
                                 -------------------------
Grove Property Trust...........        1,749   $     24,049
Highwoods Properties Inc. .....       13,199        299,452
Home Properties of New York,
 Inc. .........................        4,129        115,612
Hospitality Properties Trust...       12,076        268,691
Host Marriott Corp. (a)........       48,993        523,613
HRPT Properties Trust..........       28,219        215,170
Innkeepers USA Trust...........        7,418         66,762
Investors Real Estate Trust....        4,522         35,611
IRT Property Co. ..............        7,110         59,102
Jameson Inns, Inc. ............        2,359         17,398
JDN Realty Corp. ..............        7,242         70,157
JP Realty, Inc. ...............        3,712         66,584
Kilroy Realty Corp. ...........        5,967        143,954
Kimco Realty Corp. ............       12,992        517,244
Koger Equity...................        5,700         99,750
Konover Property Trust,
 Inc. .........................        6,604         38,799
Kranzco Realty Trust...........        2,260         20,058
LaSalle Hotel Properties.......        3,299         49,897
Lexington Corporate Properties
 Trust.........................        3,668         41,265
Liberty Property Trust.........       14,334        354,766
Macerich Co. (The).............        7,289        169,014
Mack-Cali Realty Corp. ........       12,508        322,081
Manufactured Home Communities,
 Inc. .........................        5,148        128,700
MeriStar Hospitality Corp. ....       10,210        201,647
Mid-America Apartment
 Communities Inc...............        3,941         94,091
Mid-Atlantic Realty Trust......        3,035         28,832
Mills Corp. ...................        5,122         92,196
Mission West Properties
 Inc. .........................        3,628         30,385
National Golf Properties,
 Inc. .........................        2,657         50,815
New Plan Excel Realty Trust....       18,936        272,205
Pacific Gulf Properties,
 Inc. .........................        4,377         94,105
Pan Pacific Retail Properties,
 Inc. .........................        4,547         86,393
Parkway Properties, Inc. ......        2,161         64,830
Pennsylvania Real Estate
 Investment Trust..............        2,851         49,180
Philips International Realty
 Corp. ........................        1,570         25,807
Post Properties, Inc. .........        8,295        348,390
Prentiss Properties Trust......        8,045        191,069
Prime Group Realty Trust.......        3,238         47,963
Prime Retail, Inc. (a).........        9,278         15,077
Prison Realty Trust, Inc.
 (a)...........................       25,326         77,561
ProLogis Trust.................       34,577        680,735
PS Business Parks, Inc. Class
 A.............................        5,058        112,540
Public Storage, Inc. ..........       27,673        619,183
Ramco-Gershenson Properties
 Trust.........................        1,544         22,002
Realty Income Corp. ...........        5,738        125,160
Reckson Associates Realty
 Corp. ........................        8,636        173,260
Regency Realty Corp. ..........       12,678        280,501
RFS Hotel Investors, Inc. .....        5,346         64,820
Rouse Co. (The)................       15,396        360,844

                                   SHARES         VALUE
                                 -------------------------
Saul Centers, Inc. ............        2,853   $     44,043
Shurgard Storage Centers, Inc.
 Class A.......................        6,208        162,572
Simon Property Group, Inc. ....       37,113        941,742
SL Green Realty Corp. .........        5,178        133,010
Smith (Charles E.) Residential
 Realty, Inc. .................        4,227        159,305
Sovran Self Storage, Inc. .....        2,666         54,820
Spieker Properties, Inc. ......       13,888        615,412
Storage USA, Inc. .............        5,999        175,471
Summit Properties Inc. ........        6,142        122,456
Sun Communities, Inc. .........        3,735        123,722
Tanger Factory Outlet Centers,
 Inc. .........................        1,679         36,518
Tarragon Realty Investors
 Inc. .........................        1,729         17,074
Taubman Centers, Inc. .........       11,398        136,064
Town & Country Trust...........        3,378         58,270
United Dominion Realty Trust,
 Inc. .........................       22,034        220,340
Urban Shopping Centers, Inc. ..        3,749        120,905
U.S. Restaurant Properties,
 Inc. .........................        3,292         41,767
Vornado Realty Trust...........       18,387        634,351
Washington Real Estate
 Investment Trust..............        7,642        122,750
Weingarten Realty Investors....        5,710        231,255
Western Properties Trust.......        3,686         41,698
Westfield America, Inc. .......       15,691        214,771
Winston Hotels, Inc. ..........        3,597         27,652
                                               ------------
Total Real Estate Investment
 Trusts (Cost $21,962,476).....                  24,802,447
                                               ------------
SHORT-TERM
INVESTMENTS (35.4%)
                                  PRINCIPAL
                                   AMOUNT
                                 -----------
COMMERCIAL PAPER (30.9%)
Aetna Services Inc.
 6.09%, due 5/12/00 (c)........  $ 2,500,000      2,494,500
 6.10%, due 5/16/00 (c)........    9,900,000      9,871,465
Allergan Inc.
 6.13%, due 6/16/00 (c)........    5,200,000      5,157,489
 6.14%, due 6/13/00 (c)........    9,125,000      9,055,020
Banque Et Caisse Epargne
 6.04%, due 5/5/00 (c).........   23,300,000     23,276,528
Banque Nationale De Paris
 6.11%, due 6/16/00 (c)........    1,000,000        991,851
Central Illinois Power & Light
 Co.
 6.21%, due 6/12/00 (c)........    1,600,000      1,587,850
 6.23%, due 5/15/00 - 6/19/00
   (c).........................    2,800,000      2,789,827
Consolidated Natural Gas Co.
 6.10%, due 5/12/00 (c)........      500,000        498,899
 6.14%, due 6/5/00 (c).........    2,900,000      2,881,698
 6.17%, due 5/1/00 (c).........    1,300,000      1,299,554
Den Norske Bank ASA
 6.12%, due 5/24/00 (c)........   20,800,000     20,711,645

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

ASSET MANAGER FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

SHORT-TERM INVESTMENTS (CONTINUED)
                                  PRINCIPAL
                                   AMOUNT         VALUE
                                 -------------------------
COMMERCIAL PAPER (CONTINUED)
Golden Peanut Co.
 6.06%, due 5/16/00 (c)........  $ 3,200,000   $  3,190,837
Hasbro Inc.
 6.17%, due 6/20/00 (c)........    2,500,000      2,477,708
Hitachi Credit America Corp.
 6.15%, due 5/8/00 (c).........   15,000,000     14,976,924
 6.17%, due 6/2/00 - 6/9/00
   (c).........................   15,032,000     14,930,137
Motorola Inc.
 6.07%, due 6/13/00 (c)........   13,200,000     13,099,923
National Fuel Gas Co.
 6.10%, due 5/3/00 (c).........    1,600,000      1,598,915
 6.12%, due 6/6/00 (c).........    4,800,000      4,768,979
Progress Capital Holdings Inc.
 6.15%, due 5/1/00 (c).........    7,000,000      6,997,608
Standard Life Assurance Co.
 6.08%, due 6/5/00 (c).........    3,600,000      3,577,491
Standard Life Funding B.V.
 6.08%, due 6/5/00 (c).........    5,500,000      5,465,617
Toyota Credit Puerto Rico
 6.09%, due 5/3/00 (c).........    4,868,000      4,864,704
Weyerhaeuser Real Estate Co.
 6.11%, due 5/1/00 (c).........   30,000,000     29,989,822
                                               ------------
Total Commercial Paper
 (Cost $186,554,991)...........                 186,554,991
                                               ------------
U.S. GOVERNMENT (4.5%)
United States Treasury Bills
 5.55%, due 7/13/00 (c)........   17,600,000     17,394,624
 5.68%, due 7/20/00 (c)........   10,000,000      9,869,066
                                               ------------
Total U.S. Government
 (Cost $27,263,690)............                  27,263,690
                                               ------------
Total Short-Term Investments
 (Cost $213,818,681)...........                 213,818,681
                                               ------------
Total Investments
 (Cost $538,141,467) (i).......        101.4%   612,758,597(j)
Liabilities in Excess of Cash
 and Other Assets..............         (1.4)    (8,790,043)
                                 -----------    -----------
Net Assets.....................        100.0%  $603,968,554
                                 ===========    ===========

FUTURES CONTRACTS (0.1%)
                                          UNREALIZED
                             CONTRACTS   APPRECIATION/
                              LONG       (DEPRECIATION) (k)
                             ------------------------------
CANADA (0.1%)
Standard & Poor's Toronto
 Stock Exchange 60 Index
 June 2000.................     161          $ 256,994
FRANCE (0.0%) (b)
Euro CAC 40 Index May
 2000......................     319            160,884
GERMANY (-0.1%)
Euro DAX Index June 2000...      36           (306,777)
HONG KONG (0.1%)
Hong Kong Hang Seng Index
 May 2000..................     123            306,348
JAPAN (0.0%) (b)
TOPIX Index
 June 2000.................     157            (91,743)
UNITED STATES (0.0%) (b)
Standard & Poor's 500 Index
 June 2000.................      45            470,550
United States Treasury Bond
 June 2000 (30 Year).......      73            (72,918)
United States Treasury Note
 June 2000 (5 Year)........     340           (314,838)
 June 2000 (10 Year).......     104            (94,665)
                                             ---------
Total Futures Contracts
 (Settlement Value
 $140,057,654) (f)(g)......                  $ 313,835
                                             =========

------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  Segregated or partially segregated as collateral for futures contracts.
(d)  Yankee bond.
(e)  ADR--American Depository Receipt.
(f) The combined market value of U.S. Government and Federal Agencies Investments and settlement value of U.S. Treasury futures contracts represents 20.4% of net assets.
(g) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 49.3% of net assets.
(h)  Fair valued security.
(i)  The cost for Federal income tax purposes is $538,276,466.
(j) At April 30, 2000, net unrealized appreciation was $74,482,131 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $96,255,228 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $21,773,097.
(k) Represents the difference between the value of the contracts at the time they were opened and the value at April 30, 2000.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

ASSET MANAGER FUND

STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2000 (Unaudited)


ASSETS:
 Investment in securities, at value (identified
   cost $538,141,467).............................  $612,758,597
 Cash.............................................        98,177
 Receivables:
   Investment securities sold.....................     3,892,306
   Dividends and interest.........................     2,030,318
   Fund shares sold...............................       120,833
                                                    ------------
       Total assets...............................   618,900,231
                                                    ------------
LIABILITIES:
 Payable to broker for futures contracts
   (identified cost $203,899).....................        70,686
 Payables:
   Investment securities purchased................    14,178,036
   MainStay Management............................       298,514
   Variation margin on futures contracts..........       126,616
   Fund shares redeemed...........................       106,086
   Transfer agent.................................        63,557
   Custodian......................................        18,311
 Accrued expenses.................................        69,871
                                                    ------------
       Total liabilities..........................    14,931,677
                                                    ------------
 Net assets.......................................  $603,968,554
                                                    ============
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share) 1
   billion shares authorized
   Institutional Class............................  $     38,858
   Institutional Service Class....................         1,881
 Additional paid-in capital.......................   505,997,702
 Accumulated undistributed net investment
   income.........................................     6,192,201
 Accumulated undistributed net realized gain on
   investments....................................    17,614,117
 Accumulated net realized loss on foreign currency
   transactions...................................      (532,585)
 Net unrealized appreciation on investments.......    74,930,965
 Net unrealized depreciation on foreign currency
   transactions...................................      (274,585)
                                                    ------------
 Net assets.......................................  $603,968,554
                                                    ============
Institutional Class
 Net assets applicable to outstanding shares......  $576,166,655
                                                    ============
 Shares of capital stock outstanding..............    38,857,601
                                                    ============
 Net asset value per share outstanding............  $      14.83
                                                    ============
Institutional Service Class
 Net assets applicable to outstanding shares......  $ 27,801,899
                                                    ============
 Shares of capital stock outstanding..............     1,881,447
                                                    ============
 Net asset value per share outstanding............  $      14.78
                                                    ============


STATEMENT OF OPERATIONS
For the six months ended April 30, 2000 (Unaudited)
INVESTMENT INCOME:
 Income:
   Dividends (a)...................................  $ 1,936,439
   Interest........................................   10,153,901
                                                     -----------
       Total income................................   12,090,340
                                                     -----------
 Expenses:
   Management......................................    1,824,745
   Transfer agent..................................      219,560
   Interest........................................      126,982
   Custodian.......................................       57,197
   Service.........................................       35,834
   Professional....................................       35,529
   Shareholder communication.......................       20,144
   Registration....................................        7,203
   Directors.......................................        5,612
   Miscellaneous...................................       30,485
                                                     -----------
       Total expenses..............................    2,363,291
                                                     -----------
 Net investment income.............................    9,727,049
                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
   Security transactions...........................    2,233,456
   Futures transactions............................   15,861,521
   Foreign currency transactions...................     (532,585)
                                                     -----------
 Net realized gain on investments and foreign
   currency transactions...........................   17,562,392
                                                     -----------
 Net change in unrealized appreciation
   (depreciation) on investments:
   Security transactions...........................   17,853,534
   Futures transactions............................     (164,704)
   Foreign currency transactions...................      218,974
                                                     -----------
 Net unrealized gain on investments and foreign
   currency transactions...........................   17,907,804
                                                     -----------
 Net realized and unrealized gain on investments
   and foreign currency transactions...............   35,470,196
                                                     -----------
 Net increase in net assets resulting from
   operations......................................  $45,197,245
                                                     ===========

------------
(a) Dividends recorded net of foreign withholding taxes of $1,334.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

ASSET MANAGER FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2000 (Unaudited), the period January 1, 1999 through October 31, 1999* and the year ended December 31, 1998

                                                                   2000            1999*             1998
                                                              --------------   --------------   --------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income...................................  $    9,727,049   $   15,236,926   $   12,613,417
    Net realized gain on investments and foreign currency
      transactions..........................................      17,562,392       16,206,043       89,514,209
    Net change in unrealized appreciation (depreciation) on
      investments and foreign currency transactions.........      17,907,804       (2,377,664)     (11,001,243)
                                                              --------------   --------------   --------------
    Net increase in net assets resulting from operations....      45,197,245       29,065,305       91,126,383
                                                              --------------   --------------   --------------
  Dividends and distributions to shareholders:
    From net investment income:
      Institutional Class...................................     (17,828,416)        (183,826)     (12,168,160)
      Institutional Service Class...........................        (897,200)          (5,609)        (369,777)
    From net realized gain on investments:
      Institutional Class...................................     (15,767,517)     (49,743,906)     (61,223,905)
      Institutional Service Class...........................        (853,676)      (2,839,920)      (2,048,254)
                                                              --------------   --------------   --------------
        Total dividends and distributions to shareholders...     (35,346,809)     (52,773,261)     (75,810,096)
                                                              --------------   --------------   --------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................      67,637,682       43,269,895       62,917,440
      Institutional Service Class...........................       1,762,368       15,707,216        6,958,317
    Net asset value of shares issued to shareholders in
      reinvestment of dividends and distributions:
      Institutional Class...................................      33,591,726       49,927,732       73,392,054
      Institutional Service Class...........................       1,727,228        2,845,529        2,416,225
                                                              --------------   --------------   --------------
                                                                 104,719,004      111,750,372      145,684,036
    Cost of shares redeemed:
      Institutional Class...................................     (48,179,338)     (57,515,045)     (65,656,399)
      Institutional Service Class...........................      (5,368,272)      (4,882,440)      (2,755,471)
                                                              --------------   --------------   --------------
      Increase in net assets derived from capital share
        transactions........................................      51,171,394       49,352,887       77,272,166
                                                              --------------   --------------   --------------
      Net increase in net assets............................      61,021,830       25,644,931       92,588,453
NET ASSETS:
  Beginning of period.......................................     542,946,724      517,301,793      424,713,340
                                                              --------------   --------------   --------------
  End of period.............................................  $  603,968,554   $  542,946,724   $  517,301,793
                                                              ==============   ==============   ==============
  Accumulated undistributed net investment income at end of
    period..................................................  $    6,192,201   $   15,190,768   $      188,741
                                                              ==============   ==============   ==============

------------
* The Fund changed its fiscal year end from December 31 to October 31.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

ASSET MANAGER FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                              INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
                              INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
                                  CLASS           CLASS           CLASS           CLASS           CLASS           CLASS
                              -------------   -------------   -------------   -------------   -------------   -------------
                                                                     JANUARY 1, 1999
                                    SIX MONTHS ENDED                     THROUGH                       YEAR ENDED
                                    APRIL 30, 2000**                OCTOBER 31, 1999*               DECEMBER 31, 1998
                              -----------------------------   -----------------------------   -----------------------------
Net asset value at beginning
of period...................    $  14.57        $  14.50        $  15.36        $  15.33        $  14.83        $  14.81
                                --------        --------        --------        --------        --------        --------
Net investment income.......        0.24            0.22            0.41            0.39            0.43            0.39
Net realized and unrealized
 gain (loss) on
 investments................        0.97            0.97            0.41            0.38            2.70            2.69
Net realized and unrealized
 gain (loss) on foreign
 currency transactions......       (0.01)          (0.01)          (0.03)          (0.03)           0.02            0.02
                                --------        --------        --------        --------        --------        --------
Total from investment
 operations.................        1.20            1.18            0.79            0.74            3.15            3.10
                                --------        --------        --------        --------        --------        --------
Less dividends and
 distributions:
From net investment
 income.....................       (0.50)          (0.46)          (0.01)          (0.00)(a)       (0.43)          (0.39)
From net realized gain on
 investments................       (0.44)          (0.44)          (1.57)          (1.57)          (2.19)          (2.19)
In excess of net realized
 gain on investments........          --              --              --              --              --              --
                                --------        --------        --------        --------        --------        --------
Total dividends and
 distributions..............       (0.94)          (0.90)          (1.58)          (1.57)          (2.62)          (2.58)
                                --------        --------        --------        --------        --------        --------
Net asset value at end of
 period.....................    $  14.83        $  14.78        $  14.57        $  14.50        $  15.36        $  15.33
                                ========        ========        ========        ========        ========        ========
Total investment return.....        8.40%(b)        8.33%(b)        5.58%(b)        5.31%(b)       21.31%          21.00%
Ratios (to average net
 assets)/Supplemental Data:
 Net investment income......        3.44%+          3.19%+          3.40%+          3.15%+          2.64%           2.39%
 Net expenses...............        0.83%+          1.08%+          0.78%+          1.03%+          0.80%           1.05%
 Expenses (before
   reimbursement)...........        0.83%+          1.08%+          0.78%+          1.03%+          0.80%           1.05%
Portfolio turnover rate.....           9%              9%             18%             18%             55%             55%
Net assets at end of period
 (in 000's).................    $576,167        $ 27,802        $513,860        $ 29,087        $500,449        $ 16,853

------------
 * The Fund changed its fiscal year end from December 31 to October 31. ** Unaudited.
 +  Annualized.
(a) Less than one cent per share.
(b) Total return is not annualized.
(c) Institutional Service Class commenced January 1, 1995.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                     INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
     INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL
         CLASS           CLASS           CLASS           CLASS           CLASS         CLASS(c)          CLASS
     -------------   -------------   -------------   -------------   -------------   -------------   -------------
                                                YEAR ENDED DECEMBER 31
     -------------------------------------------------------------------------------------------------------------
                 1997                            1996                            1995                    1994
     -----------------------------   -----------------------------   -----------------------------   -------------
       $  13.19        $  13.19        $  11.79        $  11.79        $  10.67        $  10.67        $  11.67
       --------        --------        --------        --------        --------        --------        --------
           0.34            0.31            0.38            0.34            0.48            0.47            0.45
           3.15            3.13            1.53            1.53            2.39            2.39           (0.55)
          (0.00)(a)       (0.00)(a)       (0.00)(a)       (0.00)(a)       (0.01)          (0.01)             --
       --------        --------        --------        --------        --------        --------        --------
           3.49            3.44            1.91            1.87            2.86            2.85           (0.10)
       --------        --------        --------        --------        --------        --------        --------
          (0.34)          (0.31)          (0.38)          (0.34)          (0.48)          (0.47)          (0.45)
          (1.51)          (1.51)          (0.13)          (0.13)          (1.18)          (1.18)          (0.42)
             --              --              --              --           (0.08)          (0.08)          (0.03)
       --------        --------        --------        --------        --------        --------        --------
          (1.85)          (1.82)          (0.51)          (0.47)          (1.74)          (1.73)          (0.90)
       --------        --------        --------        --------        --------        --------        --------
       $  14.83        $  14.81        $  13.19        $  13.19        $  11.79        $  11.79        $  10.67
       ========        ========        ========        ========        ========        ========        ========
          26.69%          26.30%          16.16%          15.89%          26.81%          26.70%          (0.86%)
           2.27%           2.02%           2.99%           2.74%           4.03%           3.78%           3.63%
           0.76%           1.01%           0.70%           0.95%           0.70%           0.95%           0.70%
           0.76%           1.01%           0.75%           1.00%           0.77%           1.02%           0.75%
             19%             19%            103%            103%            261%            261%            128%
       $414,824        $  9,889        $323,790        $  5,508        $273,351        $  3,536        $229,079

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

During the last two months of 1999, most international markets showed strong performance both in local and U.S. dollar terms. For the first four months of 2000, however, international equities were highly volatile and results were generally disappointing for U.S. investors. While several markets had positive results in local-currency terms, Finland and Sweden were the only countries in the MSCI EAFE Index(1) to provide positive returns in U.S. dollar terms from January through April of 2000.

Despite continued corporate restructuring and economic strengthening, European markets were mixed, with Austria, Belgium, Ireland, Switzerland, and the U.K. declining in U.S. dollar terms, while most other countries advanced for the six months ended April 30, 2000. Finland and Sweden were the big winners, returning 81.29% and 52.84% respectively in U.S. dollar terms.

Led by a recovery in Japan, Asia was strong through the end of 1999. In the early months of 2000, however, Japanese investments took a breather, closing the six-month reporting period with a return of just 3.34%. While Australia managed to provide a positive return in U.S. dollar terms for the six months ended April 30, 2000, New Zealand stocks slipped into negative territory over the same period.

PERFORMANCE REVIEW

For the six months ended April 30, 2000, MainStay Institutional International Equity Fund returned 4.25% for Institutional Class shares and 4.13% for Service Class shares. This compared with a 6.72% return for the MSCI EAFE Index over the same period. Both share classes underperformed the 14.17% return of the average Lipper(2) international fund during the six-month reporting period.

Despite strength in many of its core holdings, the Fund was negatively impacted by investments in several declining European markets and exposure to the euro, which lost about 10% during the first four months of 2000. The Fund's heavy weighting in Japan also detracted from the Fund's relative performance, in a period when other countries provided better returns.

EUROPEAN HOLDINGS

In Europe, the Fund continued to favor peripheral countries. Finland was the best-performing market, with Nokia Oyj the Fund's largest holding as of April 30, 2000. Although Ireland provided a negative total return for the six-month reporting period, we believe it has the potential for better-than-average economic growth and we remain bullish on Irish stocks for the Fund. Portuguese equities were volatile during the Fund's semiannual period, but we believe the market has room for economic expansion.

Core Europe, particularly France and Germany, contributed positively to the Fund's performance, despite the downward spiral of the euro. Although we believe the euro is excessively undervalued, the Fund has taken a more defensive position in this currency after sustaining losses in it over the last several months. In April, the Fund participated in the successful offering of shares in T-Online International AG, Deutsche Telecom's Internet provider.

JAPANESE EQUITIES

In response to Japan's economic recovery, we substantially strengthened the Fund's allocation to Japanese equities, only to see the market stall, with a negative impact on the Fund's performance. Recently, Japan has seen a correction in growth stocks and value equities have recovered somewhat. We believe that Japan will not be immune to the worldwide pharmaceutical consolidation and hold positions in Takeda Corp. and Yamanouchi Pharmaceutical. The Fund also benefited when a recent Oracle Japan

--------------------------------------------------------------------------------
(1) The Morgan Stanley Capital International Europe, Australasia, Far East Index--the EAFE Index--is an unmanaged index generally considered to be representative of the international stock market. Returns assume the reinvestment of all dividend and capital gain distributions. An investment cannot be made directly into an index.
(2) Lipper Inc. is an independent monitor of mutual fund performance. Its rankings are based on total returns with capital gains and dividends reinvested.

offering moved the stock from the JASDAQ to the more-liquid Tokyo Stock Exchange. In selecting securities for the Fund, we continue to favor Japanese stocks with worldwide reach, but are venturing into local names poised to benefit from industry expansion and the nation's economic recovery.

LOOKING AHEAD

All eyes are on the central banks, as interest rate concerns continue to impact stock markets in the U.S. and Europe. We believe economic growth will continue to flourish in Europe and Asia and that information technologies and communications will continue to be strong sectors around the globe. Whatever the markets or world economies may bring, the Fund will continue to seek long-term growth of capital by investing in a portfolio consisting primarily of non-U.S. equity securities, with current income as a secondary objective.

JOSEPH PORTERA
Portfolio Manager
MacKay Shields LLC

--------------------------------------------------------------------------------
Past performance is no guarantee of future results.

The Fund's net asset value will fluctuate and you could lose money by investing in the Fund. The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund. Investments in foreign securities may be subject to greater risks than domestic investments. These risks include currency fluctuations, changes in U.S. or foreign tax or currency laws, and changes in monetary policies and economic and political conditions in foreign countries.

                  $250,000 INVESTED IN MAINSTAY INSTITUTIONAL
                          INTERNATIONAL EQUITY FUND VS
                                MSCI EAFE INDEX
                           INSTITUTIONAL CLASS SHARES
[INSTITUTIONAL CLASS SHARES GRAPH]

                                                                 INTERNATIONAL EQUITY FUND       MISCI EAFE INDEX
                                                                 -------------------------       --------------------------------
7/31/92                                                                    250000                             250000
92                                                                         236565                             250373
93                                                                         295768                             331890
94                                                                         320490                             357734
95                                                                         343479                             397839
96                                                                         384995                             421866
97                                                                         405952                             429381
98                                                                         496921                             515256
99                                                                         640064                             654213
00 as of 4/30/00                                                           576189                             619147

Source: Lipper, Inc.

THESE GRAPHS ASSUME A $250,000 INVESTMENT MADE ON 7/31/92.*

                  $250,000 INVESTED IN MAINSTAY INSTITUTIONAL
                          INTERNATIONAL EQUITY FUND VS
                                MSCI EAFE INDEX
                              SERVICE CLASS SHARES
[SERVICE CLASS SHARES GRAPH]

                                                              INTERNATIONAL EQUITY FUND       MISCI EAFE INDEX
                                                              -------------------------       -----------------------------------
7/31/92                                                                 250000                              250000
92                                                                      236565                              250373
93                                                                      295768                              331890
94                                                                      320490                              357734
95                                                                      342463                              397839
96                                                                      382164                              421866
97                                                                      400803                              429381
98                                                                      489775                              515256
99                                                                      628971                              654213
00 as of 4/30/00                                                        565944                              619147

                                                    TOTAL RETURN(+)           AVERAGE ANNUAL TOTAL RETURN(+)
                 PERFORMANCE                     AS OF APRIL 30, 2000              AS OF APRIL 30, 2000
-----------------------------------------------------------------------------------------------------------------
                                                SIX-MONTH PERIOD          ONE YEAR   FIVE YEARS   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------
International Equity Fund Institutional Class*            4.25%            10.79%      12.49%          11.37%
International Equity Fund Service Class*                  4.13             10.46       12.11           11.11
Average Lipper international fund(++)                    14.17             24.75       13.15           12.55
MSCI EAFE Index(sec.)                                     6.72             13.89       10.36           12.41

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
[PERFORMANCE CHART]

                                                                                                            TEN MONTHS
                                                                                                              ENDED
                                      YEAR END DECEMBER 31                                                  OCTOBER 31
------------------------------------------------------------------------------------------------------     -------------
1992                       1993          1994          1995          1996          1997          1998          1999
----                       ----          ----          ----          ----          ----          ----          ----
-5.37                      25.03         8.36          7.17          12.09         5.44          22.41         11.23

  SIX MONTHS
    ENDED
   APRIL 30
 ------------
    2000
    ----
    4.25

--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS THAN THAT SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The inception date of MainStay Institutional International Equity Fund was
1/1/95.
(*) The inception date of MainStay Institutional International Equity Fund's predecessor separate account ("Separate Account") is 7/31/92. Performance figures, and, in the case of the graphs reflecting the investment of $250,000, investment results include the historical performance of the Separate Account for the period prior to MainStay Institutional International Equity Fund's commencement of operations on 1/1/95. MacKay Shields LLC, MainStay Institutional International Equity Fund's subadvisor, served as investment advisor to the Separate Account, and the investment objective, policies, restrictions, guidelines, and management style of the Separate Account were substantially similar to those of MainStay Institutional International Equity Fund. Performance figures and investment results for the period prior to 1/1/95 have been calculated using the Separate Account's expense structure, which generally was higher than the expense structure of MainStay Institutional International Equity Fund. The Separate Account was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed under the 1940 Act. If the Separate Account had been registered under the 1940 Act, the Separate Account's performance and investment results may have been adversely affected.

(+) Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends.
(++) Lipper Inc. is an independent monitor of mutual fund performance. Its rankings are based on total returns with capital gains and dividends reinvested.
(sec.) The Morgan Stanley Capital International Europe, Australasia, Far East
       Index--The EAFE Index--is an unmanaged index generally considered to be representative of the international stock market. Returns assume the reinvestment of all dividend and capital gain distributions. An investment cannot be made directly into an index.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2000 (Unaudited)


COMMON STOCKS (99.7%)+
                                   SHARES         VALUE
                                --------------------------
AUSTRALIA (2.2%)
Broken Hill Proprietary Co.,
 Ltd. (energy sources)........        47,618   $    512,356
Cable & Wireless Optus, Ltd.
 (telecommunications) (a).....       238,245        768,757
Commonwealth Bank of Australia
 (banking)....................        39,322        598,389
News Corp., (The)
 (broadcasting & publishing)..       120,883      1,533,857
Securenet Ltd. (business &
 public services).............        74,380        221,343
                                               ------------
                                                  3,634,702
                                               ------------
BELGIUM (1.1%)
Electrabel, S.A. (utilities-
 electrical & gas)............         2,391        579,376
Fortis AG (insurance).........        30,047        760,396
Solvay, S.A. Class A
 (chemicals)..................         6,424        435,554
                                               ------------
                                                  1,775,326
                                               ------------
DENMARK (0.2%)
Tele Danmark AS Class B
 (telecommunications).........         4,634        339,840
                                               ------------
FINLAND (4.8%)
Comptel Oyj
 (telecommunications).........         5,055        114,521
Nokia Oyj Class A (electrical
 & electronics)...............       113,844      6,546,396
Outokumpu Oyj (metals-
 nonferrous)..................        46,411        547,714
UPM-Kymmene Oyj (forest
 products & paper)............        19,750        512,950
                                               ------------
                                                  7,721,581
                                               ------------
FRANCE (9.8%)
Air Liquide, S.A.
 (chemicals)..................         2,945        384,318
AXA, S.A. (insurance).........         5,677        843,792
Carrefour, S.A.
 (merchandising)..............        18,006      1,174,879
Compagnie Generale d'Industrie
 et de Participations, S.A.
 (multi-industry).............        11,900        561,203
Elf Aquitaine, S.A. (energy
 sources).....................             9          1,617
France Telecom, S.A.
 (telecommunications).........        14,286      2,215,812
Groupe Danone, S.A. (food &
 household products)..........         3,158        692,134
Lafarge, S.A. (building
 materials & components)......         3,913        324,856
L'Oreal, S.A. (health &
 personal care)...............         2,155      1,465,038
Pernod-Ricard, S.A. (beverages
 & tobacco)...................         4,877        221,110


                                   SHARES         VALUE
                                --------------------------
FRANCE (CONTINUED)
Pinault-Printemps-Redoute,
 S.A. (merchandising).........         2,204   $    445,689
PSA Peugeot Citroen
 (automobiles)................         4,110        852,466
Renault, S.A. (automobiles)...         7,793        355,089
Rhodia, S.A. (chemicals)......        24,000        446,174
Schneider, S.A. (electrical &
 electronics).................         5,539        363,435
Societe Generale, S.A. Class A
 (banking)....................         2,020        419,342
Suez Lyonnaise des Eaux, S.A.
 (business & public
 services)....................         3,901        613,236
Suez Lyonnaise des Eaux, S.A.
 Strip (business & public
 services) (d)................         4,160             38
Thomson CSF, S.A. (aerospace &
 military technology).........        10,048        358,030
Total Fina Elf, S.A. Class B
 (energy sources) (c).........        14,993      2,280,382
Total Fina Elf, S.A. Strip
 (energy sources) (d).........         5,445             50
Vivendi, S.A. (business &
 public services) (c).........        18,686      1,852,712
                                               ------------
                                                 15,871,402
                                               ------------
GERMANY (10.3%)
Allianz AG Registered
 (insurance)..................         3,545      1,368,146
Bayer AG (chemicals)..........        20,792        863,073
Biodata Information Technology
 AG (business & public
 services)....................           240         68,020
DaimlerChrysler AG
 (automobiles)................        12,585        734,000
Deutsche Bank AG (banking)....        10,541        709,887
Deutsche Telekom AG
 (telecommunications) (c).....        30,816      1,979,831
Dresdner Bank AG (banking)....        16,646        691,731
Epcos AG (electronic
 components & instruments)....         7,924      1,122,891
Infinion Technologies AG
 (electronic components &
 instruments).................         3,300        227,803
Karstadt AG (merchandising)...        13,786        420,868
Metro AG (merchandising)......         9,753        371,071
Muenchener Rueckversicherungs-
 Gesellschaft AG Registered
 (insurance)..................         1,369        400,471
RWE AG (utilities-electrical &
 gas).........................        15,558        501,903
SAP AG (business & public
 services)....................         2,138      1,005,357
Schering AG (health & personal
 care) (c)....................         9,875      1,399,363
Siemens AG (electrical &
 electronics).................        18,990      2,808,706

------------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                                   SHARES         VALUE
                                --------------------------
GERMANY (CONTINUED)
T-Online International AG
 (business & public
services).....................        21,340   $    787,612
Veba AG (utilities-electrical
 & gas).......................        14,817        733,876
Viag AG (utilities-electrical
 & gas).......................        25,602        494,621
                                               ------------
                                                 16,689,230
                                               ------------
GREECE (0.5%)
Hellenic Telecommunications
 Organization S.A.
 (telecommunications).........        70,600        825,137
                                               ------------
HONG KONG (0.6%)
Cheung Kong (Holdings) Ltd.
 (real estate)................        82,000        979,049
Sino-I.com Ltd. (business &
 public services).............     1,019,000         66,719
                                               ------------
                                                  1,045,768
                                               ------------
IRELAND (2.6%)
Allied Irish Banks PLC
 (banking)....................        73,671        737,160
CRH PLC (building materials &
 components)..................        71,041      1,139,422
Eircom PLC
 (telecommunications).........       126,180        445,579
Elan Corp. PLC (health &
 personal care) (a)...........        18,603        830,695
Fyffes PLC (food & household
 products)....................       225,007        379,342
Smurfit (Jefferson) Group PLC
 (forest products & paper)....       326,020        713,047
                                               ------------
                                                  4,245,245
                                               ------------
ITALY (2.7%)
Assicurazioni Generali S.p.A.
 (insurance)..................        13,143        374,888
Banca Intesa S.p.A.
 (banking)....................        96,064        354,551
ENI S.p.A. (energy sources)...       203,632      1,015,070
Telecom Italia S.p.A.
 (telecommunications).........        53,107        744,339
Telecom Italia Mobile S.p.A.
 (telecommunications) (c).....       151,266      1,447,416
Unicredito Italiano S.p.A.
 (banking)....................       107,565        437,189
                                               ------------
                                                  4,373,453
                                               ------------
JAPAN (30.4%)
Ajinomoto Co., Inc. (food &
 household products)..........        62,000        708,502
Bandai Co., Ltd. (recreation &
 other consumer goods)........        18,000        599,594
Bank of Tokyo-Mitsubishi, Ltd.
 (banking)....................        85,000      1,096,388
Bridgestone Corp. (industrial
 components)..................        14,000        303,776


                                   SHARES         VALUE
                                --------------------------
JAPAN (CONTINUED)
Canon, Inc. (data processing &
 reproduction)................        11,000   $    502,808
Fuji Bank (banking)...........        62,000        516,317
Fujitsu, Ltd. (data processing
 & reproduction)..............        57,000      1,613,908
Hitachi, Ltd. (electrical &
 electronics).................        51,000        608,755
Honda Motor Co., Ltd.
 (automobiles)................        23,000      1,027,916
Industrial Bank of Japan, Ltd.
 (The) (banking)..............       126,000      1,037,631
Ito-Yokado Co., Ltd.
 (merchandising)..............        22,000      1,606,136
Japan Airlines Co., Ltd.
 (transportation-airlines)....       193,000        600,039
Japan Telecommunication Co.,
 Ltd. (telecommunications)....            18        916,047
Matsushita Electric Industrial
 Co., Ltd. (appliances &
 household durables)..........        21,000        555,735
Mitsubishi Electric Corp.
 (electrical & electronics)...       128,000      1,093,186
Mitsubishi Estate Co., Ltd.
 (real estate)................        30,000        337,272
Mitsubishi Heavy Industries,
 Ltd. (machinery &
 engineering).................        84,000        261,157
Mitsui Fudosan Co., Ltd. (real
 estate)......................        33,000        335,273
NEC Corp. (electrical &
 electronics).................        70,000      1,904,267
Nikko Securities Co., Ltd.
 (financial services).........        89,000      1,049,984
Nintendo Co., Ltd. (recreation
 & other consumer goods)......         4,000        666,216
Nippon Mitsubishi Oil Corp.
 (energy sources).............        96,000        332,220
Nippon Steel Corp. (metals-
 steel).......................       137,000        308,042
Nippon Telegraph & Telephone
 Corp. (telecommunications)...           203      2,517,001
NKK Corp. (metals-steel)
 (a)..........................       949,000        579,552
NTT Data Corp. (business &
 public services).............           138      1,838,756
NTT DoCoMo, Inc.
 (telecommunications).........            60      2,004,200
OKI Electric Industries Co.,
 Ltd. (electrical &
 electronics).................       117,000        822,777
Olympus Optical Co., Ltd.
 (electronic components &
 instruments).................        29,000        475,493
Oracle Corp. (business &
 public services).............         2,800      2,254,031

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                                   SHARES         VALUE
                                --------------------------
JAPAN (CONTINUED)
Pioneer Electronic Corp.
(appliances & household
durables).....................        15,000   $    409,445
Rohm Co., Ltd. (electronic
 components & instruments)....         6,900      2,311,214
Sharp Corp. (appliances &
 household durables)..........        22,000        424,435
Softbank Corp. (business &
 public services).............         7,434      1,834,315
Sony Corp. (appliances &
 household durables)..........        30,200      3,481,016
Sumitomo Bank, Ltd.
 (banking)....................        53,000        662,543
Sumitomo Electric Industries,
 Ltd. (industrial
 components)..................        18,000        239,671
Sumitomo Forestry Co., Ltd.
 (building materials &
 components)..................        49,000        278,839
Sumitomo Marine & Fire
 Insurance Co., Ltd.
 (insurance)..................       204,000      1,075,939
Takeda Chemical Industries,
 Ltd. (health & personal
 care)........................        20,000      1,315,777
TDK Corp. (electronic
 components & instruments)....         4,000        535,564
Tokio Marine & Fire Insurance
 Co., Ltd. (insurance)........       120,000      1,170,319
Tokyo Electric Power Co., Inc.
 (utilities-electrical &
 gas).........................        14,300        337,411
Tokyo Seimitsu Co., Ltd.
 (electronic components &
 instruments).................         9,600      1,003,765
Toshiba Corp. (electrical &
 electronics).................       113,000      1,095,777
Tostem Corp. (building
 materials & components)......        17,000        250,266
Toyota Motor Corp.
 (automobiles)................        61,000      3,031,005
Trans Cosmos, Inc. (business &
 public services).............         1,000        198,940
Yamanouchi Pharmaceutical Co.,
 Ltd. (health & personal
 care)........................        23,000      1,215,197
                                               ------------
                                                 49,344,417
                                               ------------
LUXEMBOURG (0.2%)
Carrier 1 International, S.A.
 (telecommunications).........         2,400        197,935
Thiel Logistik AG (business &
 public services).............         2,000        124,849
                                               ------------
                                                    322,784
                                               ------------
NETHERLANDS (3.8%)
ABN AMRO Holding N.V.
 (banking)....................        28,696        592,314
Akzo Nobel N.V. (chemicals)...         8,253        338,670


                                   SHARES         VALUE
                                --------------------------
NETHERLANDS (CONTINUED)
Heineken N.V. (beverages &
 tobacco).....................         8,534   $    474,401
ING Groep N.V. (financial
 services)....................        19,229      1,051,757
Koninklijke KPN N.V.
 (telecommunications).........         5,235        528,829
Koninklijke (Royal) Philips
 Electronics N.V. (appliance &
 household durables)..........        38,036      1,700,880
Royal Dutch Petroleum Co.
 (energy sources).............        21,495      1,241,908
TNT Post Group N.V. (business
 & public services)...........         9,646        210,970
Wolters Kluwer CVA N.V.
 (broadcasting & publishing)..         4,914        116,253
                                               ------------
                                                  6,255,982
                                               ------------
NEW ZEALAND (0.1%)
Contact Energy Ltd.
 (utilities-electrical &
 gas).........................       180,684        207,322
                                               ------------
NORWAY (0.0%)(b)
Stepstone ASA (business &
 public services).............         9,700         32,525
                                               ------------
PORTUGAL (2.1%)
Banco Comercial Portugues,
 S.A. Registered (banking)....       163,049        766,709
Banco Espirito Santo, S.A.
 (banking)....................        37,576        873,200
Electricidade de Portugal,
 S.A. (utilities-electrical &
 gas).........................        22,038        391,624
Portugal Telecom, S.A.
 Registered
 (telecommunications).........        54,392        608,195
Sonae SGPS, S.A. (forest
 products & paper)............        17,891        720,642
                                               ------------
                                                  3,360,370
                                               ------------
SINGAPORE (1.2%)
Singapore Press Holdings Ltd.
 (broadcasting & publishing)..        96,000      1,877,835
                                               ------------
SPAIN (3.5%)
Acerinox, S.A.
 (metals-steel)...............        10,831        432,320
Banco Bilbao Vizcaya, S.A.
 Registered (banking).........        51,428        702,997
Banco Santander Central
 Hispano, S.A. (banking)......        94,319        985,883
Endesa, S.A.
 (utilities-electrical &
 gas).........................        26,605        578,491
Gas Natural SDG, S.A.
 (utilities-electrical &
 gas).........................        11,422        191,316
Iberdrola, S.A. (utilities-
 electrical & gas)............        34,107        438,565
Repsol, S.A. (energy
 sources).....................        26,868        550,910

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                                   SHARES         VALUE
                                --------------------------
SPAIN (CONTINUED)
Telefonica, S.A.
(telecommunications) (a)(c)...        73,879   $  1,648,144
Terra Networks, S.A. (business
 & public services)...........         3,200        200,000
                                               ------------
                                                  5,728,626
                                               ------------
SWEDEN (1.8%)
AstraZeneca AB Series A
 (health & personal care).....        21,384        894,480
ForeningsSparbanken AB
 (banking)....................        18,709        275,838
Hennes & Mauritz AB Series B
 (merchandising)..............        10,878        289,172
Nordic Baltic Holding AB
 (banking)....................        69,493        440,771
Skandia Forsakrings AB
 (insurance)..................        13,879        665,036
Svenska Handelsbanken Series A
 (banking)....................        21,663        286,726
                                               ------------
                                                  2,852,023
                                               ------------
SWITZERLAND (4.3%)
Credit Suisse Group Registered
 (banking)....................         4,877        882,990
Nestle S.A. Registered (food &
 household products)..........           844      1,491,286
Novartis AG Registered (health
 & personal care).............           681        953,518
Roche Holdings AG
 Genusscheine (health &
 personal care)...............           136      1,423,632
Schweizerische
 Rueckversicherungs
 Gesellschaft Registered
 (insurance)..................           375        603,967
UBS AG Registered (banking)...         4,768      1,170,868
Zurich Allied AG Registered
 (insurance)..................           938        399,624
                                               ------------
                                                  6,925,885
                                               ------------
UNITED KINGDOM (17.1%)
Abbey National PLC (banking)..        31,264        357,863
Allied Zurich PLC
 (insurance)..................        20,353        203,033
Barclays PLC (banking)........        30,976        795,897
Bass PLC (leisure &
 tourism).....................        80,840        950,002
BG PLC (utilities-electrical &
 gas).........................       100,169        600,330
Boots Co. PLC
 (merchandising)..............        36,953        287,530
BP Amoco PLC (energy
 sources).....................       171,316      1,486,475
British Aerospace PLC
 (aerospace & military
 technology)..................        40,577        250,170
British Airways PLC
 (transportation-airlines)....        90,125        469,269
British Telecommunications PLC
 (telecommunications).........        53,335        960,607

                                   SHARES         VALUE
                                --------------------------

UNITED KINGDOM (CONTINUED)
Cable & Wireless PLC
 (telecommunications).........       109,401   $  1,819,755
Carlton Communications PLC
 (leisure & tourism)..........       221,792      2,686,242
CGU PLC (insurance)...........        35,752        513,852
Diageo PLC (beverages &
 tobacco).....................        74,670        607,002
EMI Group PLC (recreation &
 other consumer goods)........       109,572      1,054,467
Granada Group PLC (leisure &
 tourism).....................        37,823        370,500
Great Universal Stores PLC
 (The) (merchandising)........        45,657        276,845
Imperial Chemical Industries
 PLC (chemicals)..............        98,899        851,163
Jazztel PLC
 (telecommunications) (a).....         4,648        241,696
Kingfisher PLC
 (merchandising)..............       133,762      1,100,450
Lloyds TSB Group PLC
 (banking)....................        94,584        929,470
Marconi PLC
 (telecommunications).........        94,634      1,186,886
National Power PLC (utilities-
 electrical & gas)............        26,680        121,489
National Westminster Bank PLC
 (banking)....................        28,286        594,880
Prudential Corp. PLC
 (insurance)..................        44,272        683,069
Reed International PLC
 (broadcasting & publishing)..        44,978        312,846
Rio Tinto PLC Registered
 (metals-nonferrous)..........        32,305        502,980
Royal Bank of Scotland Group
 PLC (banking)................        45,483        709,226
Sainsbury (J.) PLC
 (merchandising)..............        52,947        278,381
Scottish Power PLC (utilities-
 electrical & gas)............        44,883        361,172
SmithKline Beecham PLC (health
 & personal care).............       125,514      1,725,410
Tesco PLC (merchandising).....       160,414        549,724
Unilever PLC (food & household
 products)....................        86,372        520,684
Vodafone AirTouch PLC
 (telecommunications).........       742,296      3,420,745
                                               ------------
                                                 27,780,110
                                               ------------
UNITED STATES (0.4%)
Global Telesystems Group, Inc.
 (telecommunications).........        39,300        572,306
                                               ------------
Total Common Stocks
 (Cost $131,128,942)..........                  161,781,869
                                               ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

PURCHASED OPTIONS (0.1%)
                                  NOTIONAL
                                   AMOUNT         VALUE
                                --------------------------
AUSTRALIA (0.0%) (b)
Australian Dollar Call/U.S.
 Dollar Put
 Strike price A$0.62
 Expire 5/17/00 (a)(g)........    11,100,000   $        589
                                               ------------
UNITED STATES (0.1%)
U.S. Dollar Call/Euro Put
 Strike price E0.90
 Expire 6/28/00 (a)(g)........     8,135,000        131,483
                                               ------------
Total Purchased Options
 (Cost $187,713)..............                      132,072
                                               ------------
SHORT-TERM INVESTMENT (0.6%)
                                 PRINCIPAL
                                   AMOUNT
                                ------------
UNITED STATES (0.6%)
Salomon Smith Barney Holdings
 Inc.
 (financial services)
 6.00%, due 5/2/00............  $  1,000,000        999,499
                                               ------------
Total Short-Term Investment
 (Cost $999,499)..............                      999,499
                                               ------------
Total Investments
 (Cost $132,316,154) (e)......         100.4%   162,913,440(f)
Liabilities in Excess of
 Cash and Other Assets........          (0.4)      (702,237)
                                ------------   ------------
Net Assets....................         100.0%  $162,211,203
                                ============   ============
WRITTEN CALL OPTION (-0.3%)
                                   NOTIONAL
                                    AMOUNT        VALUE
                                ---------------------------
UNITED STATES (-0.3%)
U.S. Dollar Call/Australian
 Dollar Put
 Strike price A$0.61
 Expire 5/17/00 (a)(g)........   (11,100,000)  $   (494,801)
                                               ------------
Total Written Call Option
 (Premium $94,461)............                 $   (494,801)
                                               ============

------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c) Segregated or partially segregated as collateral for forward foreign currency contracts.
(d) Strip securities represent a secondary class of shares traded in the foreign market.
(e)  The cost for Federal income tax purposes is $133,470,133.
(f) At April 30, 2000 net unrealized appreciation for securities was $29,443,307, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $40,032,247 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $10,588,940.
(g)  The following abbreviations are used in the above portfolio:
     A$--Australian Dollars
     E--Euro

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

The table below sets forth the diversification of International Equity Fund investments excluding currency options by industry.
INDUSTRY DIVERSIFICATION

                                  VALUE       PERCENT +
                               ------------------------
Aerospace & Military
Technology..................   $    608,199       0.4%
Appliances & Household
  Durables..................      6,571,511       4.1
Automobiles.................      6,000,476       3.7
Banking.....................     16,964,218      10.5
Beverages & Tobacco.........      1,302,513       0.8
Broadcasting & Publishing...      3,840,789       2.4
Building Materials &
  Components................      1,993,383       1.2
Business & Public
  Services..................     11,309,422       7.0
Chemicals...................      3,318,952       2.0
Data Processing &
  Reproduction..............      2,116,716       1.3
Electrical & Electronics....     15,243,300       9.4
Electronic Components &
  Instruments...............      5,676,731       3.5
Energy Sources..............      7,420,989       4.6
Financial Services..........      3,101,241       1.9
Food & Household Products...      3,791,948       2.3
Forest Products & Paper.....      1,225,997       0.8
Health & Personal Care......     11,223,109       6.9
Industrial Components.......        543,447       0.3
Insurance...................      9,725,075       6.0
Leisure & Tourism...........      4,006,744       2.5
Machinery & Engineering.....        261,157       0.2
Merchandising...............      7,521,386       4.6
Metals-Nonferrous...........      1,050,694       0.6
Metals-Steel................      1,319,914       0.8
Multi-Industry..............        561,203       0.3
Real Estate.................      1,651,594       1.0
Recreation & Other Consumer
  Goods.....................      2,320,277       1.4
Telecommunications..........     25,503,580      15.7
Transportation-Airlines.....      1,069,307       0.7
Utilities-Electrical &
  Gas.......................      5,537,496       3.4
                               ------------     -----
                                162,781,368     100.3
Liabilities in Excess of
  Cash and Other Assets.....       (570,165)     (0.3)
                               ------------     -----
Net Assets..................   $162,211,203     100.0%
                               ============     =====

------------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2000 (Unaudited)


ASSETS:
 Investment in securities, at value (identified
   cost $132,316,154).............................  $162,913,440
 Cash denominated in foreign currencies
   (identified cost $712,997).....................       658,133
 Cash.............................................         1,190
 Receivables:
   Securities sold................................     2,243,838
   Dividends and interest.........................       638,973
   Fund shares sold...............................       300,644
 Unrealized appreciation on foreign currency
   forward contracts..............................     1,604,958
                                                    ------------
       Total assets...............................   168,361,176
                                                    ------------
LIABILITIES:
 Written call option, at value (premium received
   $94,461).......................................       494,801
 Payables:
   Investment securities purchased................     2,668,972
   MainStay Management............................       108,059
   Custodian......................................         7,021
   Transfer agent.................................         4,404
   Fund shares redeemed...........................         2,337
 Accrued expenses.................................        51,513
 Unrealized depreciation on foreign currency
   forward contracts..............................     2,812,866
                                                    ------------
       Total liabilities..........................     6,149,973
                                                    ------------
 Net assets.......................................  $162,211,203
                                                    ============
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share)
   1 billion shares authorized
   Institutional Class............................  $     12,277
   Institutional Service Class....................            43
 Additional paid-in capital.......................   123,397,826
 Accumulated distribution in excess of net
   investment income..............................       (22,647)
 Accumulated undistributed net realized gain on
   investments....................................    11,671,130
 Accumulated net realized loss on foreign currency
   transactions...................................    (1,720,767)
 Net unrealized appreciation on investments and
   written call option............................    30,196,946
 Net unrealized depreciation on translation of
   other assets and liabilities in foreign
   currencies and foreign currency forward
   contracts......................................    (1,323,605)
                                                    ------------
 Net assets.......................................  $162,211,203
                                                    ============
Institutional Class
 Net assets applicable to outstanding shares......  $161,653,453
                                                    ============
 Shares of capital stock outstanding..............    12,276,903
                                                    ============
 Net asset value per share outstanding............  $      13.17
                                                    ============
Institutional Service Class
 Net assets applicable to outstanding shares......  $    557,750
                                                    ============
 Shares of capital stock outstanding..............        42,843
                                                    ============
 Net asset value per share outstanding............  $      13.02
                                                    ============

STATEMENT OF OPERATIONS
For the six months ended April 30, 2000 (Unaudited)


INVESTMENT INCOME:
 Income:
   Dividends (a)...................................  $ 1,001,940
   Interest........................................       35,654
                                                     -----------
       Total income................................    1,037,594
                                                     -----------
 Expenses:
   Management......................................      716,496
   Custodian.......................................       52,551
   Professional....................................       26,335
   Transfer agent..................................       13,862
   Registration....................................        9,916
   Shareholder communication.......................        5,438
   Directors.......................................        1,591
   Service.........................................          745
   Amortization of organization expense............          377
   Miscellaneous...................................       28,355
                                                     -----------
       Total expenses..............................      855,666
                                                     -----------
 Net investment income.............................      181,928
                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
   Security transactions...........................   12,429,955
   Option transactions.............................     (467,692)
   Foreign currency transactions...................   (1,720,767)
                                                     -----------
 Net realized gain on investments and foreign
   currency transactions...........................   10,241,496
                                                     -----------
 Net change in unrealized appreciation
   (depreciation) on:
   Security transactions...........................   (2,854,362)
   Written call option transactions................     (400,340)
   Translation of other assets and liabilities in
     foreign currencies and foreign currency
     forward contracts.............................     (644,437)
                                                     -----------
 Net unrealized loss on investments and foreign
   currency transactions...........................   (3,899,139)
                                                     -----------
 Net realized and unrealized gain on investments
   and foreign currency transactions...............    6,342,357
                                                     -----------
 Net increase in net assets resulting from
   operations......................................  $ 6,524,285
                                                     ===========

------------
(a) Dividends recorded net of foreign withholding taxes of $124,112.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2000 (Unaudited), the period January 1, 1999 through October 31, 1999* and the year ended December 31, 1998

                                                                  2000          1999*           1998
                                                              ------------   ------------   ------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income...................................  $    181,928   $  1,194,047   $  1,485,360
    Net realized gain on investments and foreign currency
      transactions..........................................    10,241,496      9,830,190      3,539,335
    Net change in unrealized appreciation (depreciation) on
      investments and foreign currency transactions.........    (3,899,139)     4,528,102     21,013,865
                                                              ------------   ------------   ------------
    Net increase in net assets resulting from operations....     6,524,285     15,552,339     26,038,560
                                                              ------------   ------------   ------------
  Dividends and distributions to shareholders:
    From net investment income and net realized gain on
      foreign currency transactions:
      Institutional Class...................................            --             --     (2,785,467)
      Institutional Service Class...........................            --             --        (12,219)
    From net realized gain on investments:
      Institutional Class...................................    (6,179,521)            --             --
      Institutional Service Class...........................       (21,784)            --             --
    In excess of net investment income:
      Institutional Class...................................            --       (397,399)    (1,254,408)
      Institutional Service Class...........................            --         (1,740)        (5,503)
                                                              ------------   ------------   ------------
        Total dividends and distributions to shareholders...    (6,201,305)      (399,139)    (4,057,597)
                                                              ------------   ------------   ------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................    37,807,430     18,761,908     40,302,257
      Institutional Service Class...........................        15,392        115,655         44,972
    Net asset value of shares issued to shareholders in
      reinvestment of dividends and distributions:
      Institutional Class...................................     6,178,334        397,290      4,039,873
      Institutional Service Class...........................        21,782          1,740         17,705
                                                              ------------   ------------   ------------
                                                                44,022,938     19,276,593     44,404,807
    Cost of shares redeemed:
      Institutional Class...................................   (35,575,533)   (21,946,803)   (39,356,137)
      Institutional Service Class...........................      (158,025)      (189,178)      (105,878)
                                                              ------------   ------------   ------------
      Increase (decrease) in net assets derived from capital
        share transactions..................................     8,289,380     (2,859,388)     4,942,792
                                                              ------------   ------------   ------------
      Net increase in net assets............................     8,612,360     12,293,812     26,923,755
NET ASSETS:
  Beginning of period.......................................   153,598,843    141,305,031    114,381,276
                                                              ------------   ------------   ------------
  End of period.............................................  $162,211,203   $153,598,843   $141,305,031
                                                              ============   ============   ============
  Accumulated distribution in excess of net investment
    income at end of period.................................  $    (22,647)  $   (204,575)  $ (1,496,798)
                                                              ============   ============   ============

------------
* The Fund changed its fiscal year end from December 31 to October 31.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                              INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
                              INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
                                  CLASS           CLASS           CLASS           CLASS           CLASS           CLASS
                              -------------   -------------   -------------   -------------   -------------   -------------
                                                                     JANUARY 1, 1999
                                    SIX MONTHS ENDED                     THROUGH                       YEAR ENDED
                                    APRIL 30, 2000**                OCTOBER 31, 1999*               DECEMBER 31, 1998
                              -----------------------------   -----------------------------   -----------------------------
Net asset value at beginning
of period...................    $  13.10        $  12.97        $  11.81        $  11.72        $   9.93        $   9.85
                                --------        --------        --------        --------        --------        --------
Net investment income.......        0.02           (0.00)(b)        0.10            0.05            0.13            0.11
Net realized and unrealized
 gain (loss) on
 investments................        0.80            0.80            1.30            1.31            2.12            2.11
Net realized and unrealized
 gain (loss) on foreign
 currency transactions......       (0.22)          (0.22)          (0.08)          (0.08)          (0.03)          (0.03)
                                --------        --------        --------        --------        --------        --------
Total from investment
 operations.................        0.60            0.58            1.32            1.28            2.22            2.19
                                --------        --------        --------        --------        --------        --------
Less dividends and
 distributions:
From net investment income
 and net realized gain on
 foreign currency
 transactions...............          --              --              --              --           (0.24)          (0.22)
From net realized gain on
 investments................       (0.53)          (0.53)             --              --              --              --
In excess of net investment
 income.....................          --              --           (0.03)          (0.03)          (0.10)          (0.10)
                                --------        --------        --------        --------        --------        --------
Total dividends and
 distributions..............       (0.53)          (0.53)          (0.03)          (0.03)          (0.34)          (0.32)
                                --------        --------        --------        --------        --------        --------
Net asset value at end of
 period.....................    $  13.17        $  13.02        $  13.10        $  12.97        $  11.81        $  11.72
                                ========        ========        ========        ========        ========        ========
Total investment return.....        4.25%(c)        4.13%(c)       11.23%(c)       10.96%(c)       22.41%          22.20%
Ratios (to average net
 assets)/Supplemental Data:
 Net investment income......        0.22%+         (0.03%)+         1.00%+          0.75%+          1.14%           0.89%
 Net expenses...............        1.01%+          1.26%+          1.01%+          1.26%+          1.00%           1.25%
 Expenses (before
   reimbursement)...........        1.01%+          1.26%+          1.01%+          1.26%+          1.03%           1.28%
Portfolio turnover rate.....          23%             23%             35%             35%             51%             51%
Net assets at end of period
 (in 000's).................    $161,653        $    558        $152,928        $    671        $140,630        $    675

------------
 * The Fund changed its fiscal year end from December 31 to October 31. ** Unaudited.
 +  Annualized.
(a) Commencement of operations.
(b) Less than one cent per share.
(c) Total return is not annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                     INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
     INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
         CLASS           CLASS           CLASS           CLASS           CLASS           CLASS
     -------------   -------------   -------------   -------------   -------------   -------------
                        YEAR ENDED DECEMBER 31                            JANUARY 1, 1995(a)
     -------------------------------------------------------------              THROUGH
                 1997                            1996                      DECEMBER 31, 1995
     -----------------------------   -----------------------------   -----------------------------
       $  10.63        $  10.58        $  10.35        $  10.33        $  10.00        $  10.00
       --------        --------        --------        --------        --------        --------
           1.14            1.11            0.64            0.62            0.36            0.35
          (0.10)          (0.10)           0.09            0.09            0.17            0.16
          (0.49)          (0.52)           0.51            0.48            0.18            0.17
       --------        --------        --------        --------        --------        --------
           0.55            0.49            1.24            1.19            0.71            0.68
       --------        --------        --------        --------        --------        --------

          (0.96)          (0.93)          (0.84)          (0.82)          (0.10)          (0.09)
          (0.29)          (0.29)          (0.12)          (0.12)          (0.26)          (0.26)
             --              --              --              --           (0.00)(b)       (0.00)(b)
       --------        --------        --------        --------        --------        --------
          (1.25)          (1.22)          (0.96)          (0.94)          (0.36)          (0.35)
       --------        --------        --------        --------        --------        --------
       $   9.93        $   9.85        $  10.63        $  10.58        $  10.35        $  10.33
       ========        ========        ========        ========        ========        ========
           5.44%           4.88%          12.09%          11.59%           7.17%           6.86%
           1.23%           0.98%           0.83%           0.58%           1.05%           0.80%
           1.00%           1.25%           1.00%           1.25%           1.00%           1.25%
           1.04%           1.29%           1.07%           1.32%           1.07%           1.32%
             37%             37%             23%             23%             26%             26%
       $113,774        $    607        $126,280        $    725        $ 96,714        $    213

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAFE INDEX FUND
--------------------------------------------------------------------------------

For the six months ended April 30, 2000, U.S. monetary policy and the advance of technology were among the most influential factors affecting the performance of the Morgan Stanley Capital International EAFE Index.(1) The favorable response to Federal Reserve tightening in the fall of 1999 led to a strong rally across the board in late 1999. Early in 2000, however, fears of additional rate hikes led to selling pressure on the majority of the stock markets represented in the EAFE Index.

Telecommunications and technology-related stocks continued to advance early in the reporting period, but suffered from extreme volatility and generally dampened returns in most EAFE countries during March and April 2000.

PERFORMANCE REVIEW

For the six months ended April 30, 2000, MainStay Institutional EAFE Index Fund returned 5.85% for Institutional Class shares and 5.80% for Service Class shares. Both share classes underperformed the 14.17% return of the average Lipper(2) international fund and the 6.72% return for the MSCI EAFE Index over the same period. Investors should expect the Fund to lag the Index somewhat, since the Fund faces real-world fees and expenses that a hypothetical index does not.

The Fund underperformed other international funds because it seeks to match the country allocations of the MSCI EAFE Index, regardless of the relative performance of individual countries. Other international funds may reallocate assets to take advantage of markets or sectors that are showing strong relative performance.

BEST AND WORST PERFORMERS

During the Fund's fiscal semiannual period, the top-performing markets in the MSCI EAFE Index were Finland (+76.9%), Sweden (+42.5%), Italy (+19.8%), Hong Kong (+16.7%), and Germany (+16.0%), all in U.S. dollar terms. The stock markets in these countries were led by "new economy" stocks such as Nokia Oyj and Ericsson, both of which returned more than 100% for the six months ended April 30, 2000. Throughout the reporting period, technology-related issues continued to diverge from more traditional "old economy" stocks.

The worst-performing countries for the period were Belgium (-21.2%), Austria (-13.4%), Switzerland (-8.4%), New Zealand (-7.7%), and the U.K. (-4.6%), all in
U.S. dollar terms. Stocks in these countries suffered from ongoing fears over continued rate hikes by the U.S. Federal Reserve and the struggling financial sector in Europe.

LOOKING AHEAD

The actions of the Federal Reserve in the United States will continue to have a major impact on the nations that make up the MSCI EAFE Index. Any uncertainty over the size and timing of rate hikes will most likely continue to negatively impact the markets, with a dampening effect on returns. How markets digest and interpret Federal Reserve actions and the potential impact of such actions on inflation and global economic growth will help set the direction for inter-national markets as a whole during the next six months.

Whatever happens in the global economy, the Fund will continue to seek to provide investment results that correspond to the total-return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the Morgan Stanley Capital International Europe, Australasia, and Far East Index.

JEFFERSON C. BOYCE
STEPHEN B. KILLIAN
Portfolio Managers
Monitor Capital Advisors LLC

--------------------------------------------------------------------------------
(1) The Morgan Stanley Capital International Europe, Australasia, Far East Index--The EAFE Index--is an unmanaged index generally considered to be representative of the international stock market. Returns assume the reinvestment of all dividend and capital gain distributions. An investment cannot be made directly into an index.
(2) Lipper Inc. is an independent fund performance monitor. Its rankings are based on total returns with capital gains and dividends reinvested.

Past performance is no guarantee of future results.

The Fund's net asset value will fluctuate and you could lose money by investing in the Fund. Investments in foreign securities may be subject to greater risks than domestic investments. These risks include currency fluctuations, changes in U.S. or foreign tax or currency laws, and changes in monetary policies and economic and political conditions in foreign countries.

                  $250,000 INVESTED IN MAINSTAY INSTITUTIONAL
                       EAFE INDEX FUND VS MSCI EAFE INDEX
                           INSTITUTIONAL CLASS SHARES
[Institutional Class Shares Graph]

                                                                      MSCI EAFE INDEX                    EAFE INDEX FUND
                                                                      ---------------                    ---------------
1/2/91                                                                $    250,000                       $     250,000
91                                                                         280,302                             275,250
92                                                                         246,168                             241,615
93                                                                         326,316                             311,610
94                                                                         351,726                             332,886
95                                                                         391,158                             362,938
96                                                                         414,781                             386,330
97                                                                         422,170                             387,876
98                                                                         506,603                             462,137
99                                                                         643,226                             583,321
00 as of 4/30/00                                                           608,749                             549,402

THESE GRAPHS ASSUME A $250,000 INVESTMENT MADE ON 1/2/91.

                  $250,000 INVESTED IN MAINSTAY INSTITUTIONAL
                       EAFE INDEX FUND VS MSCI EAFE INDEX
                              SERVICE CLASS SHARES


[Service Class Shares Graph]

                                                                      MSCI EAFE INDEX                  SERVICE CLASS SHARES
                                                                      ---------------                  --------------------
1/2/91                                                                $    250,000                      $      250,000
91                                                                         280,302                             275,250
92                                                                         246,168                             241,615
93                                                                         326,316                             311,610
94                                                                         351,726                             332,886
95                                                                         391,158                             362,938
96                                                                         414,781                             384,641
97                                                                         422,170                             384,936
98                                                                         506,603                             457,403
99                                                                         643,226                             576,151
00 as of 4/30/00                                                           608,749                             542,417

Source: Lipper Inc.

                                           TOTAL RETURN(*)           AVERAGE ANNUAL TOTAL RETURN(*)
             PERFORMANCE                AS OF APRIL 30, 2000              AS OF APRIL 30, 2000
--------------------------------------------------------------------------------------------------------
                                       SIX-MONTH PERIOD
                                                                 ONE YEAR   FIVE YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------------------------------
EAFE Index Fund Institutional Class             5.85%            12.02%       9.50%           8.80%
EAFE Index Fund Service Class(+)                5.80             11.81        9.21            8.65
Average Lipper international fund(++)          14.17             24.75       13.15           11.37
MSCI EAFE Index(sec.)                           6.72             13.89       10.36           10.00

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
[PERFORMANCE CHART]

                                                                           Year end
                                                                           December 31,
1991                      1992         1993         1994         1995         1996         1997         1998         1999
----                      ----         ----         ----         ----         ----         ----         ----         ----
10.1%                    -12.22%      28.97%        6.83%        9.03%        6.45%        0.40%       19.15%       12.31%

   Ten                     Six
 months                  months
  ended                   ended
October 31,              April 30
  1991                     2000
  ----                     ----
 10.1%                     5.85%

--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS THAN THAT SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

 * Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25% on an annualized basis of the average daily net asset value of the Service Class shares.

(+) Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to 12/31/94. Performance figures for these two classes after this date will vary based on differences in their expense structures.

(++) Lipper Inc. is an independent monitor of mutual fund performance. Its rankings are based on total returns with capital gains and dividends reinvested.

(sec.) The Morgan Stanley Capital International Europe, Australasia, Far East
       Index--The EAFE Index--is an unmanaged index generally considered to be representative of the international stock market. Results assume the reinvestment of all dividend and capital gain distributions. An investment cannot be made directly into an index.

EAFE INDEX FUND
PORTFOLIO OF INVESTMENTS
April 30, 2000 (Unaudited)

------------


COMMON STOCKS (91.9%)+
                                   SHARES        VALUE
                                 -----------------------
AUSTRALIA (1.8%)
AMP, Ltd. (insurance)..........      15,056   $   131,777
Boral, Ltd. (building materials
 & components).................       7,948         9,275
Brambles Industries, Ltd.
 (business & public
 services).....................       3,133        88,115
Broken Hill Proprietary Co.,
 Ltd. (energy sources).........      16,889       181,721
Coles Myer, Ltd.
 (merchandising)...............      14,858        55,590
Lend Lease Corp., Ltd. (real
 estate).......................       7,023        76,041
National Australia Bank, Ltd.
 (banking).....................      11,323       154,999
News Corp., Ltd. (The)
 (broadcasting & publishing)...      19,650       249,334
Pacific Dunlop, Ltd. (multi-
 industry).....................      19,118        16,064
Pioneer International, Ltd.
 (building materials &
 components)...................      11,538        32,316
Origin Energy, Ltd. (energy
 sources)......................       7,948         5,936
Rio Tinto, Ltd. (metals-
 nonferrous)...................       4,034        59,874
Smith (Howard), Ltd. (multi-
 industry).....................       2,670        13,866
Telstra Corp., Ltd.
 (telecommunications)..........      45,208       193,621
Westpac Banking Corp., Ltd.
 (banking).....................      19,507       124,409
WMC, Ltd. (metals-nonferrous)..      15,938        66,122
                                              -----------
                                                1,459,060
                                              -----------
AUSTRIA (0.1%)
Bank Austria AG (banking)......       1,579        70,221
Flughafen Wien AG (business &
 public services)..............         293         9,415
Generali Holding Vienna AG
 (insurance)...................         107        15,601
                                              -----------
                                                   95,237
                                              -----------
BELGIUM (0.6%)
Electrabel, S.A. (utilities-
 electrical & gas).............         451       109,284
Fortis AG (insurance)..........       6,905       174,744
Fortis AG CVG (insurance)......         700         4,784
Fortis AG Strip (insurance)
 (c)...........................       6,300            57
KBC Bancassurance Holding N.V.
 (banking).....................       3,355       123,520
Petrofina, S.A. (energy
 source).......................           1           456
Tractebel, S.A. (utilities-
 electrical & gas).............         667        84,490
                                              -----------
                                                  497,335
                                              -----------

                                   SHARES        VALUE
                                 -----------------------

DENMARK (0.8%)
Dampskibsselskabet AF 1912
 Class B (transportation-
 shipping).....................          15   $   151,256
Dampskibsselskabet Svendborg AS
 Class B (transportation-
 shipping).....................          10       138,728
Den Danske Bank Group
 (banking).....................         689        68,635
FLS Industries AS Class B
 (machinery & engineering).....         435         7,869
Novo Nordisk AS Class B (health
 & personal care)..............         965       129,744
Tele Danmark AS Class B
 (telecommunications)..........       2,300       168,673
                                              -----------
                                                  664,905
                                              -----------
FINLAND (3.8%)
Kesko Oyj Class B (wholesale &
 international trade)..........       1,300        14,216
Kone Oyj Corp. Class B
 (machinery & engineering).....         522        29,969
Metra Oyj Class B (multi-
 industry).....................         539         8,792
Nokia Oyj Class A (electrical &
 electronics)..................      47,296     2,719,672
Pohjola Group Insurance Corp.
 Class B (insurance)...........         329        16,400
Sanitec Oyj (building materials
 & components).................          50           582
Sonera Oyj
 (telecommunications)..........       5,200       286,696
                                              -----------
                                                3,076,327
                                              -----------
FRANCE (9.6%)
Accor, S.A. (leisure &
 tourism)......................       2,525        93,997
Air Liquide, S.A.
 (chemicals)...................       1,139       148,638
Alcatel, S.A. (electrical &
 electronics)..................       1,456       338,349
Aventis, S.A. (health &
 personal care)................       4,635       255,545
AXA, S.A. (insurance)..........       2,387       354,788
Banque Nationale de Paris, S.A.
 (banking).....................       3,777       305,993
Bouygues, S.A. (construction &
 housing)......................         262       167,610
Canal Plus, S.A. (broadcasting
 & publishing).................       1,086       209,811
Cap Gemini, S.A. (business &
 public services)..............         791       155,702
Carrefour, S.A.
 (merchandising)...............       7,288       475,537
Compagnie de Saint Gobain, S.A.
 (building materials &
 components)...................         843       115,311
Compagnie Generale de
 Geophysique, S.A. (energy
 equipment & services) (a).....          71         4,141

+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                                   SHARES        VALUE
                                 -----------------------
FRANCE (CONTINUED)
Elf Aquitaine, S.A. (energy
sources).......................           3   $       539
Establissements Economiques du
 Casino Guichard-Perrachon,
 S.A. (merchandising)..........       1,045        95,612
France Telecom, S.A.
 (telecommunications)..........       7,747     1,201,589
Groupe Danone, S.A. (food &
 household products)...........         432        94,681
Lafarge, S.A. (building
 materials & components).......       1,237       102,695
L'Oreal, S.A. (health &
 personal care)................         375       254,937
LVMH (Louis Vuitton Moet
 Hennessy), S.A. (recreation &
 other consumer goods).........         780       328,113
Michelin (CGDE), S.A. Class B
 (industrial components).......       2,173        72,279
Pinault-Printemps-Redoute, S.A.
 (merchandising)...............         869       175,728
PSA Peugeot, S.A.
 (automobiles).................         628       130,255
Sanofi Synthelabo, S.A. (health
 & personal care)..............       5,980       223,706
Schneider Electric, S.A.
 (electrical & electronics)....       1,718       112,724
Societe Generale, S.A. Class A
 (banking).....................         840       174,380
STMicroelectronics N.V.
 (electronic components &
 instruments)..................       2,379       455,061
Suez Lyonnaise des Eaux, S.A.
 (business & public
 services).....................       1,576       247,747
Suez Lyonnaise des Eaux, S.A.
 Strip VVPR (business & public
 services) (c).................         204             2
Total Fina Elf, S.A. Class B
 (energy sources)..............       5,738       872,730
Total Fina Elf, S.A. Strip
 (energy sources) (c)..........       1,692            15
Valeo, S.A. (industrial
 components)...................       1,153        64,095
Vivendi, S.A. (business &
 public services)..............       4,659       461,939
                                              -----------
                                                7,694,249
                                              -----------
GERMANY (8.0%)
Adidas-Salomon AG (recreation &
 other consumer goods).........         650        40,990
AGIV AG (multi-industry).......         904        16,888
Allianz AG Registered
 (insurance)...................       1,506       581,221
AMB Aachener & Muenchener
 Beteiligungs AG (insurance)...         550        35,185
BASF AG (chemicals)............       5,584       241,969

                                   SHARES        VALUE
                                 -----------------------

GERMANY (CONTINUED)
Bayer AG (chemicals)...........       6,417   $   266,369
Bayerische Hypo-und Vereinsbank
 AG (banking)..................       3,149       195,426
Beiersdorf AG (health &
 personal care)................       1,196        77,929
DaimlerChrysler AG
 (automobiles).................       7,835       456,964
Deutsche Bank AG (banking).....       4,500       303,054
Deutsche Lufthansa AG
 Registered (transportation-
 airlines).....................       5,300       110,846
Deutsche Telekom AG
 (telecommunications)..........      22,900     1,471,253
Dresdner Bank AG (banking).....       3,850       159,988
Heidelberger Zement AG
 (building materials &
 components)...................         665        39,209
Hochtief AG (construction &
 housing)......................         986        26,238
Linde AG (machinery &
 engineering)..................       1,700        65,532
Merck KGaA (health & personal
 care).........................       2,100        60,474
Metro AG (merchandising).......       2,350        89,410
Munchener Ruckversicherungs-
 Gesellschaf AG Registered
 (insurance)...................       1,308       382,627
Preussag AG (multi-industry)...       2,350        97,227
RWE AG (utilities-electrical &
 gas)..........................       3,339       107,717
SAP AG (business & public
 services).....................         500       235,116
Schering AG (health & personal
 care).........................         950       134,622
Siemens AG (electrical &
 electronics)..................       4,258       629,777
Strabag AG (construction &
 housing) (a)..................         216         7,187
Thyssen Krupp AG (metals-
 steel)........................       5,700       119,472
Veba AG (utilities-electrical &
 gas)..........................       3,529       174,789
Viag AG (utilities-electrical &
 gas)..........................       7,644       147,679
Volkswagen AG (automobiles)....       2,950       111,163
                                              -----------
                                                6,386,321
                                              -----------
HONG KONG (2.1%)
Cable & Wireless HKT, Ltd.
 (telecommunications)..........     104,458       246,085
Cathay Pacific Airways, Ltd.
 (transportation-airlines).....      40,409        72,889
Cheung Kong (Holdings), Ltd.
 (real estate).................      18,000       214,913
Chinese Estates Holdings, Ltd.
 (real estate).................      68,854         9,724

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAFE INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                                   SHARES        VALUE
                                 -----------------------
HONG KONG (CONTINUED)
CLP Holdings, Ltd. (utilities-
electrical & gas)..............      17,932   $    80,345
Hang Lung Development Co., Ltd
 (real estate).................      18,946        14,716
Hang Seng Bank, Ltd.
 (banking).....................      14,830       136,606
Hong Kong & China Gas Co., Ltd.
 (utilities-electrical & gas)..      45,652        50,111
Hopewell Holdings, Ltd. (multi-
 industry).....................      18,706         8,646
Hutchinson Whampoa, Ltd.
 (multi-industry)..............      30,381       442,696
Miramar Hotel & Investment,
 Ltd. (real estate)............      31,028        21,511
New World Development Co., Ltd.
 (real estate).................      29,772        40,133
Shangri-La Asia, Ltd. (leisure
 & tourism)....................      25,464        28,278
Sun Hung Kai Properties, Ltd.
 (real estate).................      20,000       158,553
Swire Pacific, Ltd. Class A
 (multi-industry)..............      21,885       123,625
                                              -----------
                                                1,648,831
                                              -----------
IRELAND (0.1%)
Allied Irish Banks PLC
 (banking).....................       2,600        26,016
Irish Life & Permanent PLC
 (insurance)...................       4,199        34,822
                                              -----------
                                                   60,838
                                              -----------
ITALY (3.7%)
Assicurazioni Generali S.p.A.
 (insurance)...................       7,400       211,076
Banca Commerciale Italiana
 S.p.A. (banking)..............      17,720        83,971
Beni Stabili S.p.A (real
 estate).......................      11,135         5,530
Bulgari S.p.A. (recreation &
 other consumer goods).........       5,548        60,671
Cementir S.p.A. (building
 materials & components).......       4,510         5,425
Edison S.p.A. (utilities-
 electrical & gas).............       9,000        83,904
Enel S.p.A.
 (utilities-electrical &
 gas)..........................      29,870       126,848
ENI S.p.A. (energy sources)....      64,148       319,767
Fiat S.p.A. (automobiles)......       3,356        82,483
Istituto Nazionale delle
 Assicurazioni S.p.A.
 (insurance)...................      46,198        99,357
Magneti Marelli S.p.A.
 (industrial components).......       8,000        30,110
Mediaset S.p.A. (broadcasting &
 publishing)...................      16,500       268,402
Mediobanca S.p.A. (banking)....       5,223        43,409
Olivetti S.p.A.
 (telecommunications)..........      47,500       157,564
Pirelli S.p.A. (industrial
 components)...................      26,468        63,557

                                   SHARES        VALUE
                                 -----------------------

ITALY (CONTINUED)
San Paolo-IMI S.p.A.
 (banking).....................      11,135   $   156,269
Snia S.p.A. (multi-industry)...       9,873         9,186
Telecom Italia S.p.A.
 (telecommunications)..........      31,420       440,378
Telecom Italia Mobile S.p.A.
 (telecommunications)..........      57,996       554,945
Unicredito Italiano S.p.A.
 (banking).....................      37,119       150,867
                                              -----------
                                                2,953,719
                                              -----------
JAPAN (25.4%)
Acom Co., Ltd. (financial
 services).....................       1,400       134,853
Ajinomoto Co., Inc. (food &
 household products)...........       6,567        75,044
Arabian Oil Co., Ltd. (energy
 sources)......................       1,387         4,877
Asahi Bank, Ltd. (banking).....      21,986       105,787
Asahi Breweries, Ltd.
 (beverages & tobacco).........       7,098        72,245
Asahi Chemical Industry Co.,
 Ltd. (chemicals)..............      20,649       118,842
Asahi Glass Co., Ltd.
 (miscellaneous-materials &
 commodities)..................      17,000       149,121
Ashikaga Bank, Ltd. (banking)..       3,043         5,913
Bank of Tokyo-Mitsubishi, Ltd.
 (banking) (d).................      33,375       430,493
Bank of Yokohama, Ltd.
 (banking).....................      11,000        42,138
Bridgestone Corp. (industrial
 components)...................       6,935       150,478
Brother Industries, Ltd.
 (appliances & household
 durables).....................       6,601        15,575
Canon, Inc. (data processing &
 reproduction).................       8,288       378,843
Chiba Bank, Ltd. (banking).....      11,600        46,261
Chiyoda Corp. (machinery &
 engineering) (a)..............       6,000         6,884
Chugai Pharmaceutical Co., Ltd.
 (health & personal care)......       2,974        57,238
Chuo Mitsui Trust and Banking
 Co. (banking).................       6,300        28,993
Citizen Watch Co., Ltd.
 (recreation & other consumer
 goods)........................       3,678        27,566
Dai Nippon Printing Co., Ltd.
 (business & public
 services).....................       9,133       154,902
Daiei, Inc. (merchandising)
 (a)...........................      11,467        33,953
Daikin Industries, Ltd.
 (machinery & engineering).....       4,000        76,060
Dainippon Ink & Chemical, Inc.
 (chemicals)...................      11,203        46,026
Daiwa House Industry Co., Ltd.
 (construction & housing)......       6,667        44,417

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

COMMON STOCKS (CONTINUED)
                                   SHARES        VALUE
                                 -----------------------
JAPAN (CONTINUED)
Daiwa Securities Group Inc.
(financial services)...........      11,287   $   172,324
Denso Corp. (industrial
 components) (d)...............       8,331       203,894
East Japan Railway Co.
 (transportation-road &
 rail).........................          41       242,799
Ebara Corp. (machinery &
 engineering)..................       3,660        42,299
Eisai Co., Ltd. (health &
 personal care)................       3,677       107,173
Fanuc, Ltd. (electronic
 components & instruments).....       2,723       285,218
Fuji Bank, Ltd. (banking)
 (d)...........................      26,432       220,118
Fuji Photo Film, Ltd.
 (recreation & other consumer
 goods) (d)....................       5,394       216,113
Fujitsu, Ltd. (data processing
 & reproduction)...............      15,107       427,742
Furukawa Electric Co., Ltd.
 (industrial components).......      11,558       160,312
Gunma Bank, Ltd. (banking).....       6,766        33,932
Hitachi, Ltd. (electrical &
 electronics) (d)..............      27,857       332,511
Hitachi Zosen Corp. (machinery
 & engineering)................      19,634        13,625
Hokuriku Bank, Ltd. (banking)
 (a)...........................      15,952        35,425
Honda Motor Co., Ltd.
 (automobiles) (d).............       8,345       372,955
Industrial Bank of Japan, Ltd.
 (The) (banking)...............      18,283       150,564
Ito-Yokado Co., Ltd.
 (merchandising)...............       3,375       246,396
Japan Airlines Co., Ltd.
 (transportation-airlines).....      21,138        65,718
Japan Energy Corp. (energy
 sources)......................      15,637        13,456
Japan Steel Works, Ltd.
 (machinery & engineering)
 (a)...........................       5,176         4,502
Joyo Bank, Ltd. (banking)......      13,550        48,396
Jusco Co., Ltd.
 (merchandising)...............       4,000        74,024
Kajima Corp. (construction &
 housing)......................      12,910        29,983
Kamigumi Co., Ltd. (business &
 public services)..............       3,456        15,062
Kansai Electric Power Co., Inc.
 (utilities-electrical &
 gas)..........................       5,528        86,956
Kao Corp. (food & household
 products).....................       6,000       182,654
Kawasaki Heavy Industries, Ltd.
 (machinery & engineering).....      19,050        21,329
Kawasaki Steel Corp. (metals-
 steel)........................      39,815        61,893
Keihin Electric Express Railway
 (transportation-road &
 rail).........................       3,000        10,271

                                   SHARES        VALUE
                                 -----------------------
JAPAN (CONTINUED)
Kinki Nippon Railway Co., Ltd.
 (transportation-road &
 rail).........................      22,124   $    83,523
Kirin Brewery Co., Ltd.
 (beverages & tobacco).........      12,154       158,232
Komatsu, Ltd. (machinery &
 engineering)..................      12,162        58,518
Kubota Corp. (machinery &
 engineering)..................      17,806        57,995
Kumagai Gumi Co., Ltd.
 (construction & housing) (a)..       9,812         5,175
Kyocera Corp. (electronic
 components & instruments).....       2,190       366,172
Kyowa Hakko Kogyo (health &
 personal care)................       4,234        40,548
Makita Corp. (electrical &
 electronics)..................       2,448        21,247
Marubeni Corp. (wholesale &
 international trade)..........      20,723        60,018
Marui Co., Ltd.
 (merchandising)...............       5,378       101,018
Matsushita Electric Industrial
 Co., Ltd. (appliances &
 household durables)...........      14,247       377,027
Mitsubishi Chemical Corp.
 (chemicals)...................      25,833       103,501
Mitsubishi Corp. (wholesale &
 international trade)..........      12,531       108,992
Mitsubishi Electric Corp.
 (electrical & electronics)....      25,000       213,513
Mitsubishi Estate Co., Ltd.
 (real estate).................      12,191       137,056
Mitsubishi Heavy Industries,
 Ltd. (machinery &
 engineering)..................      35,059       108,999
Mitsubishi Trust & Banking
 Corp. (banking)...............      11,031        92,577
Mitsui & Co., Ltd. (wholesale &
 international trade)..........      14,822       109,856
Mitsui Fudosan Co., Ltd. (real
 estate).......................      11,129       113,068
Mitsui Marine & Fire Insurance
 Co., Ltd. (insurance).........       8,359        36,739
Mitsui O.S.K. Lines, Ltd.
 (transportation-shipping).....      12,266        22,813
Mitsukoshi, Ltd.
 (merchandising) (a)...........       6,758        27,577
Murata Manufacturing Co., Ltd.
 (electronic components &
 instruments)..................       2,000       388,626
NEC Corp. (electrical &
 electronics)..................      14,416       392,170
NGK Insulators, Ltd.
 (industrial components).......       4,800        44,192
Niigata Engineering Co., Ltd.
 (machinery & engineering).....      11,000         8,346
Nikon Corp. (electronic
 components & instruments).....       5,407       190,118

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAFE INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

COMMON STOCKS (CONTINUED)
                                   SHARES        VALUE
                                 -----------------------
JAPAN (CONTINUED)
Nintendo Co., Ltd.
(recreational & other consumer
goods).........................       1,000   $   166,554
Nippon Express Co., Ltd.
 (transportation-road &
 rail).........................      14,446        91,162
Nippon Fire & Marine Insurance,
 Ltd. (insurance)..............       9,686        26,439
Nippon Light Metal Co., Ltd.
 (metals-nonferrous)...........       7,577         5,118
Nippon Meat Packers, Inc. (food
 & household products).........       3,357        42,400
Nippon Mitsubishi Oil Corp.
 (energy sources)..............      20,136        69,683
Nippon Steel Corp. (metals-
 steel)........................      59,313       133,364
Nippon Telegraph & Telephone
 Corp. (telecommunications)....          93     1,153,109
Nissan Motor Co., Ltd.
 (automobiles).................      32,121       145,933
Nisshinbo Industries, Inc.
 (textile & apparel)...........       3,363        15,341
Nissin Food Products Co., Ltd.
 (food & household products)...       1,384        31,759
NKK Corp. (metals-steel).......      35,919        21,936
Nomura Securities Co., Ltd.
 (financial services)..........      13,955       351,222
Obayashi Corp. (construction &
 housing)......................      10,799        37,571
Oji Paper Co., Ltd. (forest
 products & paper).............      14,490        90,903
Olympus Optical Co., Ltd.
 (electronic components &
 instruments)..................       4,000        65,585
Orient Corp. (financial
 services).....................       4,483        18,376
Osaka Gas Co. (utilities-
 electrical & gas).............      23,126        63,126
Penta-Ocean Construction Co.,
 Ltd. (construction &
 housing)......................      10,000        11,289
Pioneer Electronic Corp.
 (appliances & household
 durables).....................       2,078        56,722
Rohm Co., Ltd. (electronic
 components & instruments).....       1,000       334,959
Sakura Bank, Ltd. (banking)....      30,834       216,263
Sankyo Co., Ltd. (health &
 personal care)................       4,654       102,491
Sanrio Co., Ltd. (recreation &
 other consumer goods).........         861        28,123
Sanyo Electric Co., Ltd.
 (appliances & household
 durables).....................      23,684       158,006
Sapporo Breweries, Ltd.
 (beverages & tobacco).........       5,692        21,015
Sato Kogyo Co., Ltd.
 (construction & housing)......      12,000         6,773
Secom Co., Ltd. (business &
 public services)..............       2,000       167,664

                                   SHARES        VALUE
                                 -----------------------
JAPAN (CONTINUED)
Sekisui House, Ltd.
 (construction & housing)......      10,000   $    91,605
Sharp Corp. (appliances &
 household durables)...........       9,279       179,015
Shimizu Corp. (construction &
 housing)......................      11,055        29,869
Shin-Etsu Chemical Co., Ltd.
 (chemicals)...................       4,830       255,191
Shionogi & Co., Ltd. (health &
 personal care)................       5,396        83,382
Shiseido Co., Ltd. (health &
 personal care)................       5,739        72,539
Shizuoka Bank, Ltd. (banking)..       9,494        87,848
SMC Corp. (machinery &
 engineering)..................         900       179,046
Softbank Corp. (business &
 public services)..............       2,400       592,192
Sony Corp. (appliances &
 household durables)...........       6,282       723,976
Sumitomo Bank, Ltd. (banking)
 (d)...........................      22,242       278,043
Sumitomo Chemical Co., Ltd.
 (chemicals)...................      19,403        96,590
Sumitomo Corp. (wholesale &
 international trade)..........      11,864       132,831
Sumitomo Electric Industries
 (industrial components).......       9,982       132,911
Sumitomo Marine & Fire
 Insurance Co., Ltd.
 (insurance)...................       8,126        42,858
Sumitomo Metal Industries, Ltd.
 (metals-steel) (a)............      50,343        32,608
Sumitomo Metal Mining Co.
 (metals-nonferrous)...........      11,298        34,603
Taiheiyo Cement Corp. (building
 materials & components).......      12,783        18,215
Taisei Corp. (construction &
 housing)......................      13,713        19,160
Taisho Pharmaceutical Co., Ltd.
 (health & personal care)......       4,066       136,194
Taiyo Yuden Co., Ltd.
 (electronic components &
 instruments)..................       2,127       150,561
Takashimaya Co., Ltd.
 (merchandising)...............       4,574        35,763
Takeda Chemical Industries,
 Ltd. (health & personal
 care).........................       7,318       481,443
Teikoku Oil Co., Ltd. (energy
 sources)......................       6,646        18,326
Tobu Railway Co., Ltd.
 (transportation-road &
 rail).........................      12,000        31,756
Tohoku Electric Power Co., Inc.
 (utilities-electrical &
 gas)..........................       6,968        82,141

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                COMMON STOCKS (CONTINUED)
                                   SHARES        VALUE
                                 -----------------------
JAPAN (CONTINUED)
Tokai Bank, Ltd. (banking).....      16,989   $    88,346
Tokio Marine & Fire Insurance
 Co., Ltd. (insurance).........      11,540       112,546
Tokyo Electric Power Co., Inc.
 (utilities-electrical &
 gas)..........................       8,451       199,403
Tokyo Electron, Ltd.
 (electronic components &
 instruments)..................       2,192       357,176
Tokyo Gas Co. (utilities-
 electrical & gas).............      36,091        79,480
Tokyo Steel Manufacturing Co.,
 Ltd. (metals-steel)...........       2,194         5,502
Tokyu Corp. (transportation-
 road & rail)..................      15,451        60,618
Toppan Printing Co., Ltd.
 (business & public
 services).....................       9,076        94,898
Toray Industries, Inc.
 (chemicals)...................      20,000        72,544
Toshiba Corp. (electrical &
 electronics)..................      10,000        96,971
Tostem Corp. (building
 materials & components).......       2,935        43,208
Toto, Ltd. (building materials
 & components).................       5,467        33,539
Toyo Seikan Kaisha, Ltd.
 (miscellaneous-materials &
 commodities)..................       3,445        60,884
Toyoda Automatic Loom Works,
 Ltd. (machinery &
 engineering)..................       4,000        79,206
Toyota Motor Corp.
 (automobiles) (d).............      28,152     1,398,834
Ube Industries, Ltd.
 (miscellaneous-materials &
 commodities)..................      11,768        25,589
Uny Co., Ltd.
 (merchandising)...............       2,346        24,747
Yamaha Corp. (recreation &
 other consumer goods).........       4,188        28,366
Yamanouchi Pharmaceutical Co.,
 Ltd. (health & personal
 care).........................       4,000       211,339
                                              -----------
                                               20,236,517
                                              -----------
MALAYSIA (0.0%) (b)
Malaysia International Shipping
 Corp. Berhad Foreign
 Registered (transportation-
 shipping) (f).................      14,236        15,999
Malaysian Airline System Berhad
 (transportation-airlines)
 (f)...........................         856             0
Metroplex Berhad (real estate)
 (f)...........................         434             0
Sime Darby Berhad (multi-
 industry) (f).................         464             0

                                   SHARES        VALUE
                                 -----------------------
MALAYSIA (CONTINUED)
Technology Resources Industries
 Berhad (telecommunications)
 (f)...........................      18,409   $         0
                                              -----------
                                                   15,999
                                              -----------
NETHERLANDS (4.8%)
ABN AMRO Holding N.V.
 (banking).....................      10,306       212,726
Aegon N.V. (insurance).........       4,979       358,680
Akzo Nobel N.V. (chemicals)....       3,484       142,969
Elsevier N.V. (broadcasting &
 publishing)...................       9,310        90,781
Heineken N.V. (beverages &
 tobacco)......................       4,292       238,590
ING Groep N.V. (financial
 services).....................       7,014       383,641
Koninklijke Ahold N.V.
 (merchandising)...............       6,297       147,192
Koninklijke KPN N.V.
 (telecommunications)..........       4,600       464,683
Koninklijke Nedlloyd Groep N.V.
 (transportation-road &
 rail).........................         319         6,759
Koninklijke (Royal) Philips
 Electronics N.V. (appliances &
 household durables)...........      11,136       497,976
Koninklijke Vopak N.V. (energy
 equipment & service)..........         921        23,039
Royal Dutch Petroleum Co.
 (energy sources)..............      16,480       952,158
TNT Post Group N.V. (business &
 public services)..............       4,812       105,244
Unilever CVA N.V. (food &
 household products)...........       4,366       198,778
                                              -----------
                                                3,823,216
                                              -----------
NEW ZEALAND (0.2%)
Carter Holt Harvey Ltd. (forest
 products & paper).............      21,197        17,932
Fletcher Challenge Energy
 (energy sources)..............       2,375         5,485
Fletcher Challenge Forests
 (forest products & paper).....      20,290         7,399
Telecom Corp. of New Zealand
 Ltd. (telecommunications).....      24,470       103,506
                                              -----------
                                                  134,322
                                              -----------
NORWAY (0.3%)
Christiania Bank Og Kreditkasse
 (banking).....................       7,653        35,412
Elkem ASA Class A (metals-
 nonferrous)...................         733        11,634
Norsk Hydro ASA (energy
 sources)......................       3,159       115,633
Orkla ASA Class A (multi-
 industry).....................       3,300        51,084
                                              -----------
                                                  213,763
                                              -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAFE INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

                COMMON STOCKS (CONTINUED)
                                   SHARES        VALUE
                                 -----------------------
PORTUGAL (0.5%)
Banco Comercial Portugues, S.A.
 Registered (banking)..........      13,745   $    64,633
Banco Espirito Santo, S.A.
 Registered (banking)..........       1,200        27,886
Cimpor-Cementos de Portugal,
 SGPS, S.A. (building materials
 & components).................       1,200        17,902
Electricidade de Portugal, S.A.
 (utilities-electrical &
 gas)..........................       8,374       148,809
Portugal Telecom, S.A.
 Registered
 (telecommunications)..........      12,250       136,976
                                              -----------
                                                  396,206
                                              -----------
SINGAPORE (0.6%)
City Developments, Ltd. (real
 estate).......................       9,348        42,429
DBS Group Holdings, Ltd.
 (banking).....................      10,224       140,711
Sembcorp Industries, Ltd.
 (multi-industry)..............      29,512        31,111
Singapore Airlines, Ltd.
 Foreign Registered
 (transportation-airlines).....       7,273        75,392
Singapore Telecommunications,
 Ltd. (telecommunications).....      76,258       109,865
United Overseas Bank, Ltd.
 Foreign Registered (banking)..      10,452        72,843
                                              -----------
                                                  472,351
                                              -----------
SPAIN (2.7%)
Altadis, S.A. (beverages &
 tobacco)......................       2,572        30,306
Autopistas Concesionaria
 Espanola, S.A. (business &
 public services)..............       2,800        24,751
Banco Bilbao Vizcaya
 Argentaria, S.A. Registered
 (banking).....................      29,663       405,480
Banco Santander Central
 Hispano, S.A. (banking).......      30,300       316,715
Endesa, S.A. (utilities-
 electrical & gas).............       9,753       212,066
Gas Natural SDG, S.A.
 (utilities-electrical &
 gas)..........................       4,638        77,685
Grupo Empresarial Ence, S.A.
 (forest products & paper).....         296         5,503
Iberdrola, S.A. (utilities-
 electrical & gas).............      10,181       130,912
Repsol, S.A. (energy
 sources)......................      12,559       257,514
Telefonica, S.A.
 (telecommunications) (a)......      30,042       670,198
                                              -----------
                                                2,131,130
                                              -----------
SWEDEN (3.5%)
ABB AB (electrical &
 electronics) (g)..............       6,380        81,237

                                   SHARES        VALUE
                                 -----------------------
SWEDEN (CONTINUED)
AstraZeneca Group PLC (health &
 personal care)................       7,583   $   317,192
Drott AB Series B (real
 estate).......................       1,000         8,936
Electrolux AB Series B
 (appliances & household
 durables).....................       5,100        86,300
ForeningsSparbanken AB
 (banking).....................       6,100        89,936
Hennes & Mauritz AB Series B
 (merchandising)...............       7,200       191,399
Mandamus AB (real estate)......         130           726
NetCom AB Series B
 (telecommunications)..........       1,500       106,724
Skandia Forsakrings AB
 (insurance)...................       5,300       253,959
Skanska AB Series B
 (construction & housing)......       1,600        58,438
Svenska Cellulosa AB Series B
 (forest products & paper).....       2,750        52,217
Svenska Handelsbanken Series A
 (banking).....................       6,300        83,385
Swedish Match AB (beverages &
 tobacco)......................       5,983        17,843
Telefonaktiebolaget LM Ericsson
 Series B (electrical &
 electronics)..................      14,884     1,324,975
Volvo AB Series B
 (automobiles).................       4,225       102,640
                                              -----------
                                                2,775,907
                                              -----------
SWITZERLAND (5.2%)
ABB AG Bearer (electrical &
 elelctronics).................       2,196       246,978
Adecco, S.A. Registered
 (business & public
 services).....................         200       164,487
Alusuisse Lonza Group AG
 Registered (multi-industry)...          90        57,123
Credit Suisse Group Registered
 (banking).....................       2,170       392,883
Holderbank Financiere Glarus AG
 Bearer (building materials &
 components)...................          70        79,337
Holderbank Financiere Glarus AG
 Registered (building materials
 & components).................         150        47,951
Jelmoli Holdings, Ltd. Bearer
 (merchandising)...............          10        12,961
Nestle, S.A. Registered (food &
 household products)...........         295       521,244
Novartis AG Registered (health
 & personal care)..............         540       756,094
Roche Holdings AG Bearer
 (health & personal care)......          14       168,032
Roche Holdings AG Genusscheine
 (health & personal care)......          56       586,201

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                COMMON STOCKS (CONTINUED)
                                   SHARES        VALUE
                                 -----------------------
SWITZERLAND (CONTINUED)
Schindler Holding AG
Participating Certificates
(machinery & engineering)......          10   $    14,292
Schindler Holding AG Registered
 (machinery & engineering).....          10        14,327
Schweizerische
 Rueckversicherungs
 Gesellschaft Registered
 (insurance)...................         145       233,534
Societe Generale de
 Surveillance Holding, S.A.
 Bearer (business & public
 services) (a).................          15        23,365
Societe Generale de
 Surveillance Holding, S.A.
 Registered (business & public
 services).....................          70        24,615
Sulzer AG Registered (machinery
 & engineering)................          50        32,084
Swatch Group AG Registered
 (recreation & other consumer
 goods)........................         200        45,219
Swisscom AG Registered
 (telecommunications)..........         670       236,768
UBS AG Registered (banking)....       1,610       395,365
Zurich Allied AG Registered
 (insurance)...................         200        85,208
                                              -----------
                                                4,138,068
                                              -----------
UNITED KINGDOM (17.8%)
Abbey National PLC (banking)...      10,900       124,767
Allied Zurich PLC
 (insurance)...................      14,018       139,838
Associated British Foods PLC
 (food & household products)...      11,053        65,724
AstraZeneca Group PLC (health &
 personal care)................      12,237       514,901
BAA PLC (business & public
 services).....................      13,374        86,797
Barclays PLC (banking).........      11,028       283,353
Bass PLC (leisure & tourism)...      11,114       130,608
BG PLC (utilities-electrical &
 gas)..........................      26,125       156,572
Boots Co. PLC (merchandising)..       9,473        73,709
BP Amoco PLC (energy sources)..     148,309     1,286,848
British Aerospace PLC
 (aerospace & military
 technology)...................      28,450       175,403
British Airways PLC
 (transportation-airlines).....      12,500        65,086
British American Tobacco PLC
 (beverages & tobacco).........      20,093       122,071
British Sky Broadcasting Group
 PLC (broadcasting &
 publishing)...................      16,647       410,275
British Telecommunications PLC
 (telecommunications)..........      48,765       878,298

                                   SHARES        VALUE
                                 -----------------------
UNITED KINGDOM (CONTINUED)
Cable & Wireless PLC
 (telecommunications)..........      20,589   $   342,473
Cadbury Schwepps PLC (beverages
 & tobacco)....................      23,406       160,787
Carillion PLC (construction &
 housing)......................       1,451         2,225
Centrica PLC (utilities-
 electrical & gas).............      38,336       136,773
CGU PLC (insurance)............       9,582       137,719
Coats Viyella PLC (textiles &
 apparel)......................       9,814         7,294
Corus Group PLC (metal-steel)..      42,984        57,845
De La Rue PLC (business &
 public services)..............       1,624         7,132
Diageo PLC (beverages &
 tobacco)......................      25,516       207,423
Elementis PLC (chemicals)......      11,290        14,133
GKN PLC (machinery &
 engineering)..................       8,928       124,058
Glaxo Wellcome PLC (health &
 personal care)................      24,926       772,672
Granada Group PLC (leisure &
 tourism)......................      21,864       214,172
Great Universal Stores PLC
 (The) (merchandising).........      10,800        65,487
Halifax PLC (banking)..........      18,102       169,672
Hanson PLC (building materials
 & components).................       9,656        71,318
Hilton Group PLC (leisure &
 tourism)......................      18,213        76,807
HSBC Holdings PLC (banking)....      60,376       671,726
Imperial Chemical Industries
 PLC (chemicals)...............       8,666        74,583
Invensys PLC (machinery &
 engineering)..................      36,384       175,071
Kingfisher PLC
 (merchandising)...............      12,822       105,486
Land Securities PLC (real
 estate).......................       7,747        93,889
LASMO PLC (energy sources).....      22,009        37,109
Legal & General Group PLC
 (insurance)...................      46,200       121,092
Lloyds TSB Group PLC
 (banking).....................      38,424       377,590
Marconi PLC
 (telecommunications)..........      26,716       335,068
Marks & Spencer PLC
 (merchandising)...............      23,340        85,736
National Grid Group PLC
 (utilities-electrical &
 gas)..........................      13,714       113,200
National Power PLC (utilities-
 electrical & gas).............      11,590        52,776
Next PLC (merchandising).......       5,222        41,061
Pearson PLC (broadcasting &
 publishing)...................       7,509       259,794
Peninsular & Oriental Steam
 Navigation Co. Deferred Stock
 (The) (transportation-
 shipping).....................       8,975        89,039

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAFE INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

                COMMON STOCKS (CONTINUED)
                                   SHARES        VALUE
                                 -----------------------
UNITED KINGDOM (CONTINUED)
Prudential Corp. PLC
(insurance)....................      14,366   $   221,652
Racal Electronic PLC
 (electrical & electronics)....       4,570        31,215
Railtrack Group PLC (business &
 public services)..............       5,324        67,731
Rank Group PLC (leisure &
 tourism)......................      12,294        28,231
Rentokil Initial PLC (business
 & public services)............      30,309        83,354
Reuters Group PLC (business &
 public services)..............      12,768       229,563
Rio Tinto PLC Registered
 (metals-nonferrous)...........      12,392       192,940
Rolls-Royce PLC (aerospace &
 military technology)..........      20,600        76,638
Royal & Sun Alliance Insurance
 Group PLC (insurance).........      12,959        72,697
Royal Bank of Scotland Group
 PLC (banking).................       7,538       117,542
Sainsbury (J.) PLC
 (merchandising)...............      18,817        98,934
Scottish & Newcastle PLC
 (leisure & tourism)...........       8,661        64,477
Scottish Power PLC (utilities-
 electrical & gas).............      10,298        82,868
SmithKline Beecham PLC (health
 & personal care)..............      39,881       548,234
Tesco PLC (merchandising)......      55,953       191,746
Thames Water PLC (business &
 public services)..............       5,760        73,007
Unilever PLC (food & household
 products).....................      21,387       128,929
United Biscuits (Holdings) PLC
 (food & household products)...       9,940        41,218
Vodafone AirTouch PLC
 (telecommunications)..........     447,357     2,061,569
Williams PLC (electronic
 components & instruments).....      10,172        57,699
Wilson Connolly Holdings PLC
 (construction & housing)......       5,216        11,421
                                              -----------
                                               14,197,125
                                              -----------
UNITED STATES (0.3%)
DaimlerChrysler AG
 (automobiles).................       4,177       240,439
                                              -----------
                                                  240,439
                                              -----------
Total Common Stocks (Cost
 $53,303,494)..................                73,311,865(h)
                                              -----------


PREFERRED STOCKS (0.6%)
                                   SHARES        VALUE
                                 -----------------------
AUSTRALIA (0.3%)
News Corp., Ltd.
 A$0.0375
 (broadcasting & publishing)
 (e)(l)........................      19,878   $   213,650
                                              -----------
GERMANY (0.3%)
RWE AG
 E 1.00
 (utilities-electrical & gas)
 (e)(l)........................       1,154        30,393
SAP AG
 E 1.60
 (business & public services)
 (e)(l)........................         400       235,845
                                              -----------
                                                  266,238
                                              -----------
Total Preferred Stocks (Cost
 $320,442).....................                   479,888
                                              -----------
WARRANTS (0.0%) (b)
HONG KONG (0.0%) (b)
Chinese Estates Holdings, Ltd.
 Call Warrants
 Strike price HK1.02
 Expire 11/24/00
 (real estate) (a)(l)..........       6,885           221
                                              -----------
Total Warrants (Cost $0).......                       221
                                              -----------
              SHORT-TERM INVESTMENTS (6.4%)
                                 PRINCIPAL
                                   AMOUNT
                                 ----------
U.S. GOVERNMENT (6.4%)
United States Treasury Bills
 5.54%, due 7/13/00 (d)........  $  300,000       296,537
 5.58%, due 7/13/00 (d)........     600,000       593,021
 5.60%, due 7/13/00 (d)........     400,000       395,294
 5.61%, due 7/13/00 (d)........     700,000       691,813
 5.67%, due 7/13/00 (d)........     900,000       889,325
 5.68%, due 7/13/00 (d)........   1,800,000     1,778,593
 5.72%, due 7/20/00 (d)........     500,000       493,445
                                              -----------
Total Short-Term Investments
 (Cost $5,138,028).............                 5,138,028
                                              -----------
Total Investments (Cost
 $58,761,964) (i)..............       98.9%    78,930,002(j)
Cash and Other Assets,
 Less Liabilities..............         1.1       844,870
                                 ----------   -----------
Net Assets.....................      100.0%   $79,774,872
                                 ==========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

          FUTURES CONTRACTS (0.0%) (b)
                             CONTRACTS    UNREALIZED
                             LONG         APPRECIATION(k)
                             ----------------------------
FRANCE (0.0%) (b)
Euro, CAC 40 Index, May
  2000....................      20        $ 8,447
GERMANY (0.0%) (b)
Euro, DAX Index, June
  2000....................       7         18,339
JAPAN (0.0%) (b)
Japanese Yen, TOPIX Index,
  June 2000...............      10          6,246
UNITED KINGDOM (0.0%) (b)
Pound Sterling, FTSE 100
  Index, June 2000........      13          6,515
                                          -------
Total Futures Contracts
  (Settlement Value
  $5,194,845) (h).........                $39,547
                                          =======

------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c) Strip securities represent a secondary class of shares traded in the foreign market.
(d)  Segregated or partially segregated as collateral for futures contracts.
(e)  Dividend rate shown represents the most recent annual payment.
(f) Securities deemed illiquid. Malaysian positions held or partially held in Singapore with repatriation restrictions. These securities are fair valued or partially fair valued.
(g)  Security deemed illiquid.
(h) The combined market value of common stocks and settlement value of Index futures contracts represents 98.4% of net assets.
(i)  The cost for Federal income tax purposes is $59,395,578.
(j) At April 30, 2000 net unrealized appreciation for securities was $19,534,424, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $26,184,667 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $6,650,243.
(k) Represents the difference between the value of the contracts at the time they were opened and the value at April 30, 2000.
(l)  A$ --Australian Dollar
     E --Euro Currency
     HK--Hong Kong Dollar

The table below sets forth the diversification of EAFE Index Fund investments by industry.

INDUSTRY DIVERSIFICATION

                                   VALUE      PERCENT +
                                -----------------------
Aerospace & Military
Technology...................   $   252,041       0.3%
Appliances & Household
  Durables...................     2,094,596       2.6
Automobiles..................     3,041,665       3.8
Banking......................     8,171,485      10.2
Beverages & Tobacco..........     1,028,513       1.3
Broadcasting & Publishing....     1,702,047       2.1
Building Materials &
  Components.................       616,283       0.8
Business & Public Services...     3,348,645       4.2
Chemicals....................     1,581,355       2.0
Construction & Housing.......       548,961       0.7
Data Processing &
  Reproduction...............       806,585       1.0
Electrical & Electronics.....     6,294,363       7.9
Electronic Components &
  Instruments................     2,651,174       3.4
Energy Equipment & Services..       274,158       0.3
Energy Sources...............     4,142,252       5.2
Financial Services...........     1,060,415       1.3
Food & Household Products....     1,382,431       1.7
Forest Products & Paper......       173,954       0.2
Health & Personal Care.......     6,092,632       7.6
Industrial Components........       921,829       1.2
Insurance....................     3,885,401       4.9
Leisure & Tourism............       636,570       0.8
Machinery & Engineering......     1,120,011       1.4
Merchandising................     2,449,065       3.1
Metals-Nonferrous............       370,291       0.5
Metals-Steel.................       432,618       0.5
Miscellaneous-Materials &
  Commodities................       235,595       0.3
Multi-Industry...............       876,307       1.1
Real Estate..................       937,445       1.2
Recreation & Other Consumer
  Goods......................       941,716       1.2
Telecommunications...........    11,320,041      14.2
Textile & Apparel............        22,636       0.0*
Transportation-Airlines......       389,932       0.5
Transportation-Road & Rail...       526,888       0.7
Transportation-Shipping......       417,835       0.5
U.S. Government..............     5,138,028       6.4
Utilities-Electrical & Gas...     2,618,326       3.3
Wholesale & International
  Trade......................       425,913       0.5
                                -----------     -----
                                 78,930,002      98.9
Cash and Other Assets,
  Less Liabilities...........       844,870       1.1
                                -----------     -----
Net Assets...................   $79,774,872     100.0%
                                ===========     =====

------------
+ Percentages indicated are based on Fund net assets.
* Less than one tenth of a percent.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAFE INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2000 (Unaudited)

ASSETS:
 Investment in securities, at value (identified
   cost $58,761,964)............................  $   78,930,002
 Cash denominated in foreign currencies
   (identified cost $10,671)....................          10,518
 Deposit with broker for futures contracts
   (identified cost $626,810)...................         600,665
 Receivables:
   Dividends and interest.......................         315,757
   Variation margin on futures contracts........          39,547
   Investment securities sold...................          32,982
   Fund shares sold.............................          18,899
                                                  --------------
       Total assets.............................      79,948,370
                                                  --------------
LIABILITIES:
 Payables:
   MainStay Management..........................          40,408
   Fund shares redeemed.........................          38,054
   Investment securities purchased..............          24,785
   Transfer agent...............................           4,484
   Custodian....................................           3,359
 Accrued expenses...............................          62,408
                                                  --------------
       Total liabilities........................         173,498
                                                  --------------
 Net assets.....................................  $   79,774,872
                                                  ==============
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share)
   1 billion shares authorized
   Institutional Class..........................  $        6,432
   Institutional Service Class..................              47
 Additional paid-in capital.....................      59,606,275
 Accumulated distribution in excess of net
   investment income............................        (383,721)
 Accumulated undistributed net realized gain on
   investments and futures contracts............         480,776
 Accumulated net realized loss on foreign
   currency transactions........................         (85,118)
 Net unrealized appreciation on investments and
   futures contracts............................      20,207,585
 Net unrealized depreciation on translation of
   other assets and liabilities in foreign
   currencies...................................         (57,404)
                                                  --------------
 Net assets.....................................  $   79,774,872
                                                  ==============
Institutional Class
 Net assets applicable to outstanding shares....  $   79,200,135
                                                  ==============
 Shares of capital stock outstanding............       6,432,228
                                                  ==============
 Net asset value per share outstanding..........  $        12.31
                                                  ==============
Institutional Service Class
 Net assets applicable to outstanding shares....  $      574,737
                                                  ==============
 Shares of capital stock outstanding............          47,037
                                                  ==============
 Net asset value per share outstanding..........  $        12.22
                                                  ==============


STATEMENT OF OPERATIONS
For the six months ended April 30, 2000 (Unaudited)

INVESTMENT INCOME:
 Income:
   Dividends (a)................................  $      431,629
   Interest.....................................         111,664
                                                  --------------
       Total income.............................         543,293
                                                  --------------
 Expenses:
   Management...................................         357,031
   Portfolio pricing............................          42,193
   Custodian....................................          38,435
   Professional.................................          23,008
   Registration.................................          14,991
   Transfer agent...............................          14,130
   Shareholder communication....................           2,511
   Service......................................             706
   Directors....................................             683
   Miscellaneous................................          12,517
                                                  --------------
       Total expenses before
        reimbursement...........................         506,205
   Expense reimbursement from Manager...........        (150,572)
                                                  --------------
       Net expenses.............................         355,633
                                                  --------------
 Net investment income..........................         187,660
                                                  --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
   Security transactions........................          66,183
   Futures transactions.........................         473,153
   Foreign currency transactions................         (85,118)
                                                  --------------
 Net realized gain on investments and foreign
   currency transactions........................         454,218
                                                  --------------
 Net change in unrealized appreciation
   (depreciation) on investments:
   Security transactions........................       3,376,877
   Futures transactions.........................           2,089
   Translation of other assets and liabilities
     in foreign currencies......................         (54,979)
                                                  --------------
 Net unrealized gain on investments and foreign
   currency transactions........................       3,323,987
                                                  --------------
 Net realized and unrealized gain on investments
   and foreign currency transactions............       3,778,205
                                                  --------------
 Net increase in net assets resulting from
   operations...................................  $    3,965,865
                                                  ==============

------------
(a) Dividends recorded net of foreign withholding taxes of $59,527.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

EAFE INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2000 (Unaudited), the period January 1, 1999 through October 31, 1999* and the year ended December 31, 1998

                                                                   2000            1999*             1998
                                                              --------------   --------------   --------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income...................................  $      187,660   $      675,093   $      529,655
    Net realized gain on investments and foreign currency
      transactions..........................................         454,218        5,252,577        4,414,644
    Net change in unrealized appreciation (depreciation) on
      investments and foreign currency transactions.........       3,323,987        2,373,714        6,101,634
                                                              --------------   --------------   --------------
    Net increase in net assets resulting from operations....       3,965,865        8,301,384       11,045,933
                                                              --------------   --------------   --------------
  Dividends and distributions to shareholders:
    From net investment income:
      Institutional Class...................................              --               --         (526,186)
      Institutional Service Class...........................              --               --           (3,469)
    From net realized gain on investments and foreign
      currency transactions:
      Institutional Class...................................      (5,693,950)        (291,622)      (3,871,228)
      Institutional Service Class...........................         (41,996)          (2,418)         (29,729)
    In excess of net investment income:
      Institutional Class...................................              --          (51,926)        (560,314)
      Institutional Service Class...........................              --             (339)          (3,666)
                                                              --------------   --------------   --------------
        Total dividends and distributions to shareholders...      (5,735,946)        (346,305)      (4,994,592)
                                                              --------------   --------------   --------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................      32,386,362       64,643,850       29,896,062
      Institutional Service Class...........................         160,153          107,045           86,552
    Net asset value of shares issued to shareholders in
      reinvestment of dividends and distributions:
      Institutional Class...................................       5,373,871          323,542        4,948,383
      Institutional Service Class...........................          41,286            2,757           36,795
                                                              --------------   --------------   --------------
                                                                  37,961,672       65,077,194       34,967,792
    Cost of shares redeemed:
      Institutional Class...................................     (24,385,897)     (70,367,464)     (30,946,559)
      Institutional Service Class...........................        (162,647)        (118,913)        (102,752)
                                                              --------------   --------------   --------------
      Increase (decrease) in net assets derived from capital
        share transactions..................................      13,413,128       (5,409,183)       3,918,481
                                                              --------------   --------------   --------------
      Net increase in net assets............................      11,643,047        2,545,896        9,969,822
NET ASSETS:
  Beginning of period.......................................      68,131,825       65,585,929       55,616,107
                                                              --------------   --------------   --------------
  End of period.............................................  $   79,774,872   $   68,131,825   $   65,585,929
                                                              ==============   ==============   ==============
  Accumulated distribution in excess of net investment
    income at end of period.................................  $     (383,721)  $     (571,381)  $     (867,449)
                                                              ==============   ==============   ==============

------------
* The Fund changed its fiscal year end from December 31 to October 31.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

  EAFE INDEX FUND
  FINANCIAL HIGHLIGHTS
  (Selected per share data and ratios)

                                             INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
                             INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
                                 CLASS           CLASS           CLASS           CLASS           CLASS           CLASS
                             -------------   -------------   -------------   -------------   -------------   -------------
                                                                    JANUARY 1, 1999
                                   SIX MONTHS ENDED                     THROUGH                       YEAR ENDED
                                   APRIL 30, 2000**                OCTOBER 31, 1999*               DECEMBER 31, 1998
                             -----------------------------   -----------------------------   -----------------------------
Net asset value at
beginning of period........     $ 12.59         $ 12.51         $ 11.27         $ 11.22         $ 10.24         $ 10.20
                                -------         -------         -------         -------         -------         -------
Net investment income......        0.06            0.05            0.11            0.09            0.11            0.08
Net realized and unrealized
 gain (loss) on
 investments...............        0.75            0.75            1.39            1.38            1.84            1.83
Net realized and unrealized
 gain (loss) on foreign
 currency transactions.....       (0.03)          (0.03)          (0.11)          (0.11)           0.00(a)         0.00(a)
                                -------         -------         -------         -------         -------         -------
Total from investment
 operations................        0.78            0.77            1.39            1.36            1.95            1.91
                                -------         -------         -------         -------         -------         -------
Less dividends and
 distributions:
From net investment
 income....................          --              --              --              --           (0.11)          (0.08)
From net realized gain on
 investments and foreign
 currency transactions.....       (1.06)          (1.06)          (0.06)          (0.06)          (0.72)          (0.72)
In excess of net investment
 income....................          --              --           (0.01)          (0.01)          (0.09)          (0.09)
                                -------         -------         -------         -------         -------         -------
Total dividends and
 distributions.............       (1.06)          (1.06)          (0.07)          (0.07)          (0.92)          (0.89)
                                -------         -------         -------         -------         -------         -------
Net asset value at end of
 period....................     $ 12.31         $ 12.22         $ 12.59         $ 12.51         $ 11.27         $ 11.22
                                =======         =======         =======         =======         =======         =======
Total investment return....        5.85%(b)        5.80%(b)       12.31%(b)       12.08%(b)       19.15%          18.83%
Ratios (to average net
 assets)/Supplemental Data:
 Net investment income.....        0.50%+          0.25%+          1.14%+          0.89%+          0.90%           0.65%
 Net expenses..............        0.94%+          1.19%+          0.94%+          1.19%+          0.94%           1.19%
 Expenses (before
   reimbursement)..........        1.35%+          1.60%+          1.32%+          1.57%+          1.38%           1.63%
Portfolio turnover rate....           0%(c)           0%(c)          19%             19%             24%             24%
Net assets at end of period
 (in 000's)................     $79,200         $   575         $67,582         $   549         $65,087         $   499

------------
 * The Fund changed its fiscal year end from December 31 to October 31. ** Unaudited.
 +  Annualized.
(a) Less than one cent per share.
(b) Total return is not annualized.
(c) Less than one percent.
(d) Institutional Service Class commenced January 1, 1995.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                      INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL
          CLASS           CLASS           CLASS           CLASS           CLASS         CLASS(D)          CLASS
      -------------   -------------   -------------   -------------   -------------   -------------   -------------
                                                 YEAR ENDED DECEMBER 31
      -------------------------------------------------------------------------------------------------------------
                  1997                            1996                            1995                    1994
      -----------------------------   -----------------------------   -----------------------------   -------------
         $ 14.00         $ 13.97         $ 13.56         $ 13.51         $ 12.63         $ 12.63         $ 12.03
         -------         -------         -------         -------         -------         -------         -------
            0.22            0.19            0.16            0.12            0.13            0.14            0.10
           (0.28)          (0.29)           0.71            0.73            1.11            1.05            0.70
           (0.00)(a)       (0.00)(a)       (0.00)(a)       (0.00)(a)       (0.10)          (0.10)           0.03
         -------         -------         -------         -------         -------         -------         -------
           (0.06)          (0.10)           0.87            0.85            1.14            1.09            0.83
         -------         -------         -------         -------         -------         -------         -------

           (0.22)          (0.19)          (0.16)          (0.12)          (0.04)          (0.04)          (0.09)
           (3.39)          (3.39)          (0.25)          (0.25)          (0.14)          (0.14)          (0.14)
           (0.09)          (0.09)          (0.02)          (0.02)          (0.03)          (0.03)             --
         -------         -------         -------         -------         -------         -------         -------
           (3.70)          (3.67)          (0.43)          (0.39)          (0.21)          (0.21)          (0.23)
         -------         -------         -------         -------         -------         -------         -------
         $ 10.24         $ 10.20         $ 14.00         $ 13.97         $ 13.56         $ 13.51         $ 12.63
         =======         =======         =======         =======         =======         =======         =======
            0.40%           0.08%           6.45%           6.37%           9.03%           8.63%           6.83%

            1.04%           0.79%           1.11%           0.86%           1.01%           0.76%           0.57%
            0.94%           1.19%           0.94%           1.19%           1.03%           1.28%           1.26%
            1.26%           1.51%           1.23%           1.48%           1.24%           1.49%           1.26%
               6%              6%              4%              4%              6%              6%              7%
         $55,177         $   439         $89,029         $   396         $80,087         $   257         $72,265

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL BOND FUND
--------------------------------------------------------------------------------

In the last two months of 1999, the global economic recovery continued. The Federal Reserve, European Central Bank, and Bank of England responded by raising interest rates, which sent bond yields higher. Banking systems were flush with liquidity at year end, in anticipation of Y2K related problems.

In the first calendar quarter of 2000, in local currency terms, Australia (+3.78%), Canada (+3.48%), Sweden (+2.68%), and the U.K. (+2.21%) all
outperformed the 1.26% return for the international bond market as a whole, but currency weaknesses relative to the U.S. dollar took an expensive toll on returns measured in U.S. dollars. During the quarter, the euro weakened by nearly 5%, and the volatile yen closed the first quarter of 2000 about where it started. Rising interest rates in the U.S. and elsewhere continued to weigh heavily on bond prices.

In April 2000, international bond markets remained volatile, despite market fundamentals that provided reason for optimism. Japan and the U.K. posted positive returns for the month, despite the general market weakness that accompanied anticipation of higher interest rates. The U.S. dollar's extended strength continued to hurt many foreign currencies in the final month of the Fund's fiscal semiannual reporting period.

PERFORMANCE REVIEW

For the six months ended April 30, 2000, MainStay Institutional International Bond Fund returned -9.09% for Institutional Class shares and -9.23% for Service Class shares. Both share classes underperformed the - 4.43% return of the average Lipper(1) international income fund over the same period. During the Fund's fiscal semiannual period, the Salomon Smith Barney Non-U.S. World Government Bond Index(2) returned -6.86%. The primary reasons for the Fund's underperformance were holdings in weaker markets and exposure to currencies that behaved differently than we had anticipated. The euro in particular hurt the Fund's performance in absolute terms and relative to the Fund's peers and its benchmark. During this six-month period the euro declined 9.6% versus the dollar. The Fund has maintained an overweighted position versus the Index, while many of the Fund's peers have not.

Although we continue to view the euro as extremely undervalued, we have taken a more defensive position for the Fund by reducing its euro exposure.

In the first calendar quarter of 2000, currencies in Australia, Sweden, and the U.K. all declined against the U.S. dollar, detracting from the Fund's performance. We believe that once the market's bullish attitude toward the U.S. dollar subsides, the Fund may benefit from a sharp correction in the U.S. dollar that may allow the value of other currencies to rise.

BOND INVESTMENTS

Although the Japanese and U.K. bond markets were strong performers in the last two months of 1999, at year end, the Fund was underweighted in these bonds relative to its benchmark. As the end of the millennium approached, we added to the Fund's Japanese bond holdings, but shortened the Fund's duration, anticipating excess supply that would likely result from Japan's fiscal stimulus packages.

The Fund also established some tactical bond trades in New Zealand versus Australia and in the U.K. versus Germany, while taking profits on Danish bonds versus other mainland European bonds. Overall, these tactical trades had a positive impact the Fund's performance.

--------------------------------------------------------------------------------
(1) Lipper Inc. is an independent monitor of mutual fund performance. Its rankings are based on total returns with capital gains and dividends reinvested.
(2) The Salomon Smith Barney Non-U.S. Dollar World Government Bond Index is an unmanaged index generally considered to be representative of the world bond market. Returns reflect reinvestment of all income and capital gains. An investment cannot be made directly into an index.

Rising interest rates hurt bond investors in major markets around the world during the Fund's six-month reporting period. Many investors continued to anticipate higher interest rates, which had a dampening effect on most markets. Even so, Japan and the U.K. managed to post positive returns in April 2000, which had a positive impact on the Fund's performance, since the Fund had substantial holdings in these two markets.

LOOKING AHEAD

Financial windfalls from the sale of GSM (Global System for Mobile Communications) licenses in the U.K. were much higher than anticipated. We believe Euroland nations will experience similar results when they begin to auction their licenses in the near future. This additional funding may lead to reductions in the supply of government debt, squeezing prices higher. If this occurs, yield curves may flatten and credit spreads may widen, regardless of underlying fundamentals.

Meanwhile concerns about interest rates and inflation remain major market drivers. Volatility continues and our outlook remains cautious. No matter what the markets may bring, the Fund will continue seeking to provide total return by investing primarily in a portfolio of non-U.S. (primarily government) debt securities.

JOSEPH PORTERA
Portfolio Manager
MacKay Shields LLC

--------------------------------------------------------------------------------
Past performance is no guarantee of future results.

The Fund's net asset value will fluctuate and you could lose money by investing in the Fund. The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund. Investments in foreign securities may be subject to greater risks than domestic investments. These risks include currency fluctuations, changes in U.S. or foreign tax or currency laws, and changes in monetary policies and economic and political conditions in foreign countries. High-yield securities run greater risks of price fluctuations, loss of principal and interest, default or bankruptcy by the issuer, and other risks, which is why these securities are considered speculative. Nondiversified funds may invest a greater percentage of their assets than other funds in a particular issuer, which may make them more susceptible to risks associated with a single economic, political, or regulatory occurrence.

                  $250,000 INVESTED IN MAINSTAY INSTITUTIONAL
                           INTERNATIONAL BOND FUND VS
                    SALOMON SMITH BARNEY NON-US DOLLAR WORLD
                             GOVERNMENT BOND INDEX

                           INSTITUTIONAL CLASS SHARES
[INSTITUTIONAL CLASS SHARES GRAPH]

                                                                            SALOMON SMITH BARNEY NON-
                                              INSTITUTIONAL INTERNATIONAL       U.S. DOLLAR WORLD
                                                         BOND                 GOVERNMENT BOND INDEX
                                              ---------------------------   -------------------------
1/31/90                                                250000.00                    250000.00
90                                                     249944.00                    291754.00
91                                                     296770.00                    311155.00
92                                                     319553.00                    325991.00
93                                                     366070.00                    375308.00
94                                                     377438.00                    397767.00
95                                                     447112.00                    475552.00
96                                                     511145.00                    494962.00
97                                                     524554.00                    473878.00
98                                                     590275.00                    608225.00
99                                                     545092.00                    577362.00
00 as of 4/30/00                                       508019.00                    545780.00

SOURCE: LIPPER INC.

THESE GRAPHS ASSUME A $250,000 INVESTMENT MADE ON 1/31/90.*

                  $250,000 INVESTED IN MAINSTAY INSTITUTIONAL
                           INTERNATIONAL BOND FUND VS
                    SALOMON SMITH BARNEY NON-US DOLLAR WORLD
                             GOVERNMENT BOND INDEX

                              SERVICE CLASS SHARES
[SERVICE CLASS SHARES GRAPH]

                                                                                                  SALOMON SMITH BARNEY NON-U.S.
                                                                                                   DOLLAR WORLD GOVERNMENT BOND
                                                              INSTITUTIONAL INTERNATIONAL BOND                INDEX
                                                              --------------------------------    -----------------------------
1/31/90                                                                  250000.00                          250000.00
90                                                                       249944.00                          291754.00
91                                                                       296770.00                          311155.00
92                                                                       319553.00                          325991.00
93                                                                       366070.00                          375308.00
94                                                                       377438.00                          397767.00
95                                                                       446358.00                          475552.00
96                                                                       509186.00                          494962.00
97                                                                       520728.00                          473878.00
98                                                                       584776.00                          608225.00
99                                                                       538889.00                          577362.00
00 as of 4/30/00                                                         501586.00                          545780.00

                                                                TOTAL RETURN(+)          AVERAGE ANNUAL TOTAL RETURN(+)
                        PERFORMANCE                           AS OF APRIL 30, 2000            AS OF APRIL 30, 2000
----------------------------------------------------------------------------------------------------------------------------
                                                              Six-month period       One year   Five years   Since inception
----------------------------------------------------------------------------------------------------------------------------
International Bond Fund Institutional Class*                         -9.09%            -9.75%      4.18%          7.16%
International Bond Fund Service Class*                               -9.23            -10.04       3.91           7.03
Average Lipper international income fund(++)                         -4.43             -5.80       3.34           5.82
Salomon Smith Barney Non-U.S. Dollar World Government Bond           -6.86             -5.56       1.50           7.91
 Index(sec.)

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
[PERFORMANCE CHART]

1991                      1992         1993         1994         1995         1996         1997         1998         1999
----                      ----         ----         ----         ----         ----         ----         ----         ----
18.73%                    7.68%       14.56%        3.11%       18.46%       14.32%        2.62%       12.53%       -5.33%

2000
----
-9.09%

--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS THAN THAT SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The inception date of MainStay Institutional International Bond Fund was 1/1/95.

(*) The inception date of MainStay Institutional International Bond Fund's predecessor separate account ("Separate Account") is 1/31/90. Performance figures, and, in the case of the graphs reflecting the investment of $250,000, investment results include the historical performance of the Separate Account for the period prior to MainStay Institutional International Bond Fund's commencement of operations on 1/1/95. MacKay Shields LLC, the International Bond Fund's subadvisor, served as investment advisor to the Separate Account, and the investment objective, policies, restrictions, guidelines, and management style of the Separate Account were substantially similar to those of MainStay Institutional International Bond Fund. Performance figures and investment results for the period prior to 1/1/95 have been calculated using the Separate Account's expense structure, which generally was higher than the expense structure of MainStay Institutional International Bond Fund. The Separate Account was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed under the 1940 Act. If the Separate Account had been registered under the 1940 Act, the Separate Account's performance and investment results may have been adversely affected.

(+) Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25% on an annualized basis of the average daily net asset value of the Service Class shares.

(++) Lipper Inc. is an independent monitor of mutual fund performance. Its rankings are based on total returns with capital gains and dividends reinvested.

(sec.) The Salomon Smith Barney Non-U.S. Dollar World Government Bond Index is an unmanaged index generally considered to be representative of the world bond market. Returns reflect reinvestment of all income and capital gains. An investment cannot be made directly into an index.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

INTERNATIONAL BOND FUND
PORTFOLIO OF INVESTMENTS
April 30, 2000 (Unaudited)


LONG-TERM BONDS (95.5%)+
CORPORATE BONDS (18.4%)
                                 PRINCIPAL
                                  AMOUNT          VALUE
                               ---------------------------
FRANCE (3.0%)
Societe Nationale des Chemins
 de Fer
 10.40%, due 12/10/01........  FF  9,120,000   $ 1,369,772
                                               -----------
GERMANY (3.5%)
Bayerische VBK New York
 4.50%, due 6/24/02..........  E     487,000       440,246
Deutsche Pfandbriefbank
 Series 436
 5.75%, due 3/4/09...........        906,000       828,530
Kredit Fuer Wiederaufbau
 5.00%, due 1/4/09...........        369,000       322,635
                                               -----------
                                                 1,591,411
                                               -----------
JAPAN (5.1%)
Inter-American Development
 Bank
 1.90%, due 7/8/09...........  Y 174,000,000     1,631,498
Oesterreichische
 Krontrollbank AG
 1.80%, due 3/22/10..........     75,000,000       694,157
                                               -----------
                                                 2,325,655
                                               -----------
UNITED KINGDOM (6.3%)
Bank Nederlandse Gemeenten NV
 Medium Term Note
 Series E
 6.375%, due 3/30/05.........  L     606,000       939,496
Bank of Scotland Capital
 Funding L.P.
 8.117%, due 3/29/49 (b).....        150,000       236,245
European Investment Bank
 6.00%, due 12/7/28..........        367,000       610,748
 6.25%, due 12/7/08..........        703,000     1,092,738
                                               -----------
                                                 2,879,227
                                               -----------
UNITED STATES (0.5%)
International Business
 Machines Corp.
 0.90%, due 4/14/03..........  Y  27,000,000       249,829
                                               -----------
Total Corporate Bonds
 (Cost $9,023,875)...........                    8,415,894
                                               -----------
GOVERNMENTS &
FEDERAL AGENCIES (77.1%)

AUSTRALIA (0.6%)
Australian Government Series
 803
 9.50%, due 8/15/03..........  A$    432,000       274,667
                                               -----------

                                 PRINCIPAL
                                  AMOUNT          VALUE
                               ---------------------------
AUSTRIA (2.9%)
Republic of Austria
 Series 98 2
 4.30%, due 7/15/03..........  E   1,478,000   $ 1,320,641
                                               -----------
BELGIUM (4.3%)
Kingdom of Belgium
 Series 10
 8.75%, due 6/25/02..........      1,995,000     1,962,221
                                               -----------
CANADA (5.3%)
Canadian Government
 Series WH31
 6.00%, due 6/1/08...........  C$  1,233,000       822,490
 Series VR22
 7.50%, due 3/1/01...........      1,656,000     1,133,281
 Series VW17
 8.00%, due 6/1/27...........        576,000       496,206
                                               -----------
                                                 2,451,977
                                               -----------
DENMARK (2.2%)
Kingdom of Denmark
 6.00%, due 11/15/09.........  DK  3,516,000       439,935
 7.00%, due 12/15/04.........      4,587,000       593,510
                                               -----------
                                                 1,033,445
                                               -----------
FINLAND (4.6%)
Finnish Government
 5.75%, due 2/23/11..........  E   2,265,000     2,101,462
                                               -----------
FRANCE (4.1%)
France Obligations
 Assimilables du Tresor
 4.00%, due 4/25/09..........      1,370,000     1,128,006
French Treasury Note
 5.00%, due 7/12/05..........        814,000       739,056
                                               -----------
                                                 1,867,062
                                               -----------
GERMANY (13.7%)
Bundesobligation
 Series 127
 4.50%, due 5/19/03..........      3,415,000     3,085,024
 Series 125
 5.00%, due 11/12/02.........      1,497,000     1,371,042
Republic of Deutschland
 Series 98
 5.25%, due 1/4/08...........        585,000       531,033
 5.625%, due 1/4/28..........      1,438,000     1,297,087
                                               -----------
                                                 6,284,186
                                               -----------
ITALY (3.3%)
Buoni Poliennali del Tesoro
 6.00%, due 5/1/31...........        341,000       319,953
 6.50%, due 11/1/27..........        498,000       491,724
 8.50%, due 1/1/04...........        696,000       705,432
                                               -----------
                                                 1,517,109
                                               -----------

------------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

                       GOVERNMENTS &
               FEDERAL AGENCIES (CONTINUED)
                                 PRINCIPAL
                                  AMOUNT          VALUE
                               ---------------------------
JAPAN (23.8%)
Japanese Government
 Series 207
 0.90%, due 12/22/08.........  Y 181,900,000   $ 1,554,699
 Series 45
 2.40%, due 3/20/20..........     67,900,000       653,887
 Series 181
 3.40%, due 6/20/05..........    621,100,000     6,393,005
 Series 144
 6.00%, due 12/20/01.........    229,400,000     2,317,284
                                               -----------
                                                10,918,875
                                               -----------
NETHERLANDS (3.0%)
Netherlands Government
 3.75%, due 7/15/09..........  E   1,744,000     1,400,184
                                               -----------
SOUTH KOREA (0.8%)
Republic of Korea
 8.875%, due 4/15/08.........  $     340,000       350,625
                                               -----------
SPAIN (4.8%)
Bonos Y Obligacion del Estado
 4.50%, due 7/30/04..........  E   1,555,000     1,384,625
 5.15%, due 7/30/09..........        909,000       807,830
                                               -----------
                                                 2,192,455
                                               -----------
UNITED KINGDOM (3.7%)
United Kingdom Treasury Bonds
 6.00%, due 12/7/28..........  L     315,000       611,161
 6.75%, due 11/26/04.........        313,000       508,883
 9.00%, due 10/13/08.........        293,000       563,571
                                               -----------
                                                 1,683,615
                                               -----------
Total Governments &
Federal Agencies
(Cost $39,259,215)...........                   35,358,524
                                               -----------
Total Long-Term Bonds
 (Cost $48,283,090)..........                   43,774,418
                                               -----------

                                 NOTIONAL
                                  AMOUNT          VALUE
                               ---------------------------
PURCHASED OPTIONS (0.1%)
               FEDERAL AGENCIES (CONTINUED)
UNITED STATES (0.1%)
Australian Dollar Call/U.S.
 Dollar Put
 Strike price A$0.62
 Expire 5/17/00 (a)(e).......      4,100,000   $       218
U.S. Dollar Call/Euro Put
 Strike price E0.90
 Expire 6/28/00 (a)(e).......      2,365,000        38,224
                                               -----------
Total Purchased Options
 (Cost $61,338)..............                       38,442
                                               -----------
Total Investments
 (Cost $48,344,428) (c)......           95.6%   43,812,860(d)
Cash and Other Assets,
 Less Liabilities............            4.4     2,025,923
                               -------------   -----------
Net Assets...................          100.0%  $45,838,783
                               =============   ===========

WRITTEN CALL OPTION (-0.3%)

UNITED STATES (-0.3%)
U.S. Dollar Call/Australian
 Dollar Put
 Strike price A$0.61
 Expire 5/17/00 (a)(e).......     (4,100,000)  $  (182,764)
                                               -----------
Total Written Call Option
 (Premium $34,891)...........                  $  (182,764)
                                               ===========

------------
(a) Non-income producing security.
(b) May be sold to institutional investors only.
(c) The cost for Federal income tax purposes is $48,643,240.
(d) At April 30, 2000 net unrealized depreciation for securities was $4,830,380, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $36,814, and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,867,194.
(e) The following abbreviations are used in the above portfolio:
    A$ --Australian Dollar
    C$ --Canadian Dollar
    DK--Danish Krone
    E --Euro
    FF --French Franc
    Y --Japanese Yen
  L --Pound Sterling
  $ --U.S. Dollar

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2000 (Unaudited)


ASSETS:
 Investment in securities, at value (identified
   cost $48,344,428)...............................  $43,812,860
 Cash denominated in foreign currencies (identified
   cost $155,969)..................................      150,350
 Cash..............................................      101,730
 Receivables:
   Investment securities sold......................    1,847,823
   Interest........................................      997,147
   Fund shares sold................................       18,700
 Unrealized appreciation on foreign currency
   forward contracts...............................      565,727
                                                     -----------
       Total assets................................   47,494,337
                                                     -----------
LIABILITIES:
 Written call option, at value
   (premium received $34,891)......................      182,764
 Payables:
   Investment securities purchased.................      710,409
   MainStay Management.............................       25,193
   Custodian.......................................        7,892
   Transfer agent..................................        4,229
 Accrued expenses..................................       35,269
 Unrealized depreciation on foreign currency
   forward contracts...............................      689,798
                                                     -----------
       Total liabilities...........................    1,655,554
                                                     -----------
 Net assets........................................  $45,838,783
                                                     ===========
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share)
   1 billion shares authorized
   Institutional Class.............................  $     5,215
   Institutional Service Class.....................           12
 Additional paid-in capital........................   53,981,251
 Accumulated undistributed net investment income...      714,435
 Accumulated net realized loss on investments......   (2,338,649)
 Accumulated net realized loss on foreign currency
   transactions....................................   (1,598,628)
 Net unrealized depreciation on investments and
   written call option.............................   (4,679,441)
 Net unrealized depreciation on translation of
   other assets and liabilities in foreign
   currencies and foreign currency forward
   contracts.......................................     (245,412)
                                                     -----------
 Net assets........................................  $45,838,783
                                                     ===========
Institutional Class
 Net assets applicable to outstanding shares.......  $45,730,911
                                                     ===========
 Shares of capital stock outstanding...............    5,214,733
                                                     ===========
 Net asset value per share outstanding.............  $      8.77
                                                     ===========
Institutional Service Class
 Net assets applicable to outstanding shares.......  $   107,872
                                                     ===========
 Shares of capital stock outstanding...............       12,337
                                                     ===========
 Net asset value per share outstanding.............  $      8.74
                                                     ===========


STATEMENT OF OPERATIONS
For the six months ended April 30, 2000 (Unaudited)

INVESTMENT INCOME:
 Income:
   Interest.........................................  $ 1,378,033
                                                      -----------
 Expenses:
   Management.......................................      204,369
   Professional.....................................       22,757
   Custodian........................................       14,799
   Transfer agent...................................       13,170
   Registration.....................................       10,908
   Shareholder communication........................        1,975
   Directors........................................          578
   Service..........................................          160
   Amortization of organization expense.............          127
   Miscellaneous....................................        9,924
                                                      -----------
       Total expenses before
        reimbursement...............................      278,767
   Expense reimbursement from Manager...............      (34,138)
                                                      -----------
       Net expenses.................................      244,629
                                                      -----------
 Net investment income..............................    1,133,404
                                                      -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
 FOREIGN CURRENCY TRANSACTIONS:
 Net realized loss from:
   Security transactions............................   (1,354,351)
   Option transactions..............................     (167,118)
   Foreign currency transactions....................   (1,598,628)
                                                      -----------
 Net realized loss on investments and foreign
   currency transactions............................   (3,120,097)
                                                      -----------
 Net change in unrealized depreciation on
   investments:
   Security transactions............................   (2,448,089)
   Written call option transactions.................     (147,873)
   Translation of other assets and liabilities in
     foreign currencies and foreign currency forward
     contracts......................................     (237,611)
                                                      -----------
 Net unrealized loss on investments and foreign
   currency transactions............................   (2,833,573)
                                                      -----------
 Net realized and unrealized loss on investments and
   foreign currency transactions....................   (5,953,670)
                                                      -----------
 Net decrease in net assets resulting from
   operations.......................................  $(4,820,266)
                                                      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2000 (Unaudited), the period January 1, 1999 through October 31, 1999* and the year ended December 31, 1998

                                                                  2000          1999*         1998
                                                              ------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income...................................  $  1,133,404   $ 2,143,704   $ 3,089,685
    Net realized gain (loss) on investments and foreign
      currency transactions.................................    (3,120,097)   (2,365,648)    1,964,813
    Net change in unrealized appreciation (depreciation) on
      investments and foreign currency transactions.........    (2,833,573)   (3,059,163)    1,581,470
                                                              ------------   -----------   -----------
    Net increase (decrease) in net assets resulting from
      operations............................................    (4,820,266)   (3,281,107)    6,635,968
                                                              ------------   -----------   -----------
  Dividends and distributions to shareholders:
    From net investment income and net realized gain on
      foreign currency transactions:
      Institutional Class...................................      (857,901)     (234,371)   (3,476,092)
      Institutional Service Class...........................        (1,353)         (851)      (12,646)
    From net realized gain on investments:
      Institutional Class...................................            --      (780,510)     (645,156)
      Institutional Service Class...........................            --        (2,666)       (2,456)
    In excess of net investment income:
      Institutional Class...................................            --      (146,208)           --
      Institutional Service Class...........................            --          (531)           --
                                                              ------------   -----------   -----------
        Total dividends and distributions to shareholders...      (859,254)   (1,165,137)   (4,136,350)
                                                              ------------   -----------   -----------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................       604,039     3,608,411    11,263,450
      Institutional Service Class...........................            --           814        21,938
    Net asset value of shares issued to shareholders in
      reinvestment of dividends and distributions:
      Institutional Class...................................       850,885     1,147,733     4,116,548
      Institutional Service Class...........................         1,352         4,078        14,879
                                                              ------------   -----------   -----------
                                                                 1,456,276     4,761,036    15,416,815
    Cost of shares redeemed:
      Institutional Class...................................    (8,643,686)   (4,290,956)   (3,932,796)
      Institutional Service Class...........................       (78,553)      (22,173)      (49,589)
                                                              ------------   -----------   -----------
      Increase (decrease) in net assets derived from capital
        share transactions..................................    (7,265,963)      447,907    11,434,430
                                                              ------------   -----------   -----------
      Net increase (decrease) in net assets.................   (12,945,483)   (3,998,337)   13,934,048
NET ASSETS:
  Beginning of period.......................................    58,784,266    62,782,603    48,848,555
                                                              ------------   -----------   -----------
  End of period.............................................  $ 45,838,783   $58,784,266   $62,782,603
                                                              ============   ===========   ===========
  Accumulated undistributed net investment income at end of
    period..................................................  $    714,435   $   440,285   $   235,222
                                                              ============   ===========   ===========

------------
* The Fund changed its fiscal year end from December 31 to October 31.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

INTERNATIONAL BOND FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                              INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
                              INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
                                  CLASS           CLASS           CLASS           CLASS           CLASS           CLASS
                              -------------   -------------   -------------   -------------   -------------   -------------
                                                                     JANUARY 1, 1999
                                    SIX MONTHS ENDED                     THROUGH                       YEAR ENDED
                                    APRIL 30, 2000**                OCTOBER 31, 1999*               DECEMBER 31, 1998
                              -----------------------------   -----------------------------   -----------------------------
Net asset value at beginning
of period...................     $  9.80         $  9.74         $ 10.56         $ 10.52         $ 10.05         $ 10.01
                                 -------         -------         -------         -------         -------         -------
Net investment income.......        0.21            0.17            0.35            0.37            0.56            0.53
Net realized and unrealized
 gain (loss) on
 investments................       (0.76)          (0.73)          (0.62)          (0.65)           0.71            0.71
Net realized and unrealized
 gain (loss) on foreign
 currency transactions......       (0.33)          (0.33)          (0.30)          (0.30)          (0.01)          (0.01)
                                 -------         -------         -------         -------         -------         -------
Total from investment
 operations.................       (0.88)          (0.89)          (0.57)          (0.58)           1.26            1.23
                                 -------         -------         -------         -------         -------         -------
Less dividends and
 distributions:
From net investment income
 and net realized gain on
 foreign currency
 transactions...............       (0.15)          (0.11)          (0.04)          (0.04)          (0.63)          (0.60)
From net realized gain on
 investments................          --              --           (0.13)          (0.13)          (0.12)          (0.12)
In excess of net investment
 income.....................          --              --           (0.02)          (0.03)             --              --
                                 -------         -------         -------         -------         -------         -------
Total dividends and
 distributions..............       (0.15)          (0.11)          (0.19)          (0.20)          (0.75)          (0.72)
                                 -------         -------         -------         -------         -------         -------
Net asset value at end of
 period.....................     $  8.77         $  8.74         $  9.80         $  9.74         $ 10.56         $ 10.52
                                 =======         =======         =======         =======         =======         =======
Total investment return.....       (9.09%)(b)      (9.23%)(b)      (5.33%)(b)      (5.50%)(b)      12.53%          12.30%
Ratios (to average net
 assets)/Supplemental Data:
 Net investment income......        4.44%+          4.19%+          4.36%+          4.11%+          5.61%           5.36%
 Net expenses...............        0.95%+          1.20%+          0.95%+          1.20%+          0.95%           1.20%
 Expenses (before
   reimbursement)...........        1.09%+          1.34%+          1.07%+          1.32%+          1.08%           1.33%
Portfolio turnover rate.....          88%             88%            251%            251%            299%            299%
Net assets at end of period
 (in 000's).................     $45,731         $   108         $58,585         $   199         $62,549         $   234

------------
 * The Fund changed its fiscal year end from December 31 to October 31. ** Unaudited.
 +  Annualized.
(a) Commencement of operations.
(b) Total return is not annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                     INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
     INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
         CLASS           CLASS           CLASS           CLASS           CLASS           CLASS
     -------------   -------------   -------------   -------------   -------------   -------------
                        YEAR ENDED DECEMBER 31                            JANUARY 1, 1995(a)
     -------------------------------------------------------------              THROUGH
                 1997                            1996                      DECEMBER 31, 1995
     -----------------------------   -----------------------------   -----------------------------
        $ 11.10         $ 11.07         $ 11.16         $ 11.14         $ 10.00         $ 10.00
        -------         -------         -------         -------         -------         -------
           1.01            0.98            1.21            1.19            0.70            0.70
          (1.11)          (1.13)           0.11            0.11            1.12            1.10
           0.40            0.41            0.27            0.26            0.02            0.02
        -------         -------         -------         -------         -------         -------
           0.30            0.26            1.59            1.56            1.84            1.82
        -------         -------         -------         -------         -------         -------

          (0.99)          (0.96)          (1.37)          (1.35)          (0.55)          (0.55)
          (0.36)          (0.36)          (0.28)          (0.28)          (0.13)          (0.13)
             --              --              --              --              --              --
        -------         -------         -------         -------         -------         -------
          (1.35)          (1.32)          (1.65)          (1.63)          (0.68)          (0.68)
        -------         -------         -------         -------         -------         -------
        $ 10.05         $ 10.01         $ 11.10         $ 11.07         $ 11.16         $ 11.14
        =======         =======         =======         =======         =======         =======
           2.62%           2.27%          14.32%          14.08%          18.46%          18.26%

           5.86%           5.61%           6.02%           5.77%           6.61%           6.36%
           0.95%           1.20%           0.95%           1.20%           0.95%           1.20%
           1.10%           1.35%           1.08%           1.33%           1.03%           1.28%
            186%            186%             57%             57%             92%             92%
        $48,613         $   235         $51,980         $   225         $44,388         $     6

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND FUND
--------------------------------------------------------------------------------

During the six months ended April 30, 2000, the Federal Reserve raised the targeted federal funds rate by 75 basis points, in three successive 25-basis-point moves in November, February, and March.

Despite rising rates, which lowered bond prices, other forces were also at work during the period, which had a positive effect on long-term bond returns. Specifically, the Treasury has used a portion of the government surplus to repurchase government bonds, thereby reducing supply and raising bond prices. The Treasury plans to buy back up to $30 billion by the end of 2000, and some believe the amount could be as high as $150 billion over the next three to four years.

Throughout the reporting period, inflation concerns continued to plague the market. Data reported in April 2000 had a negative impact on bond markets as the employment cost index reported its highest gain in 10 years, consumer spending continued to increase, and rapid growth in real GDP suggested that the economy has yet to slow down. With a gyrating yield curve and continuing volatility, many investors anticipate more Federal Reserve action in the months ahead.

PERFORMANCE REVIEW

For the six-month period ended April 30, 2000, MainStay Institutional Bond Fund returned 0.54% for Institutional Class shares and 0.50% for Service Class shares. Both share classes underperformed the 1.10% return of the average Lipper(1) intermediate U.S. government fund over the same period. For the semiannual period, the Lehman Brothers Aggregate Index(2) returned 1.42%.

The Fund remained defensively positioned as the year 2000 approached, with high-quality securities and highly liquid issues providing a buffer should any Y2K concerns come to fruition. As we moved comfortably into the new year, the Fund managers continued to stress high quality and liquidity. Mortgage-backed securities and corporate bonds were weaker performers during the first calendar quarter of 2000, as the government's buyback policies caused Treasuries to outperform.

Performance over the past six months was negatively impacted by security selection primarily in corporate bonds and to a lesser extent in Treasuries. The Fund's ability to capitalize on shifting yield curve changes, and an underweighted position in the agency and mortgage-backed securities sectors contributed positively to performance.

FUND POSITIONING

In April 2000, interest rates rose about 20 basis points across the board. The lone exception was the 30-year bond, which rose only 13 basis points. We expect the longer-term securities to continue to outperform and have positioned the portfolio accordingly.

We have reduced the Fund's exposure to corporate bonds, which have suffered from rising interest rates, inflation concerns, disappointing earnings reports, and low equity valuations. With corporate yield spreads continuing to widen relative to Treasuries, as of April 30, 2000, the Fund was underweighted in corporate bonds relative to its benchmark.

Mortgage-backed and asset-backed securities saw spreads tighten in April, after widening in previous months. We believe these asset classes provide sound ways to seek to enhance the Fund's portfolio yield and the Fund continues to hold substantial positions in mortgage-backed and asset-backed securities.

--------------------------------------------------------------------------------
(1) Lipper Inc. is an independent monitor of mutual fund performance. Its rankings are based on total returns with capital gains and dividends reinvested.
(2) The Lehman Brothers Aggregate Index (the "Aggregate Index") includes the following other Lehman Brothers' indices: the Government Index, the Corporate Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index. To qualify for inclusion in the Aggregate Index, securities must be U.S. dollar-denominated and investment grade, and have a fixed-rate coupon, a remaining maturity or average life of at least one year, and a par amount outstanding of at least $150 million. Previously the Bond Fund has used the Lehman Brothers Gov't/Corporate Bond Index as a comparative broad-based securities market index. The Bond Fund has chosen the Lehman Brothers Aggregate Index because it is more reflective of the mix of securities in which the Fund invests.

LOOKING AHEAD

Anticipating additional--and possibly more aggressive--rate increases from the Federal Reserve, we have positioned the Fund defensively by shortening its portfolio duration. We continue to monitor economic growth and inflation indicators, with an eye on both the data itself and investor reactions. Whatever the economy and the markets may bring, the Fund will continue to seek to maximize total return consistent with liquidity, low risk to principal, and investment in debt securities.

EDWARD J. MUNSHOWER
CHRISTOPHER HARMS
Portfolio Managers
MacKay Shields LLC

--------------------------------------------------------------------------------
Past performance is no guarantee of future results.

The Fund's net asset value will fluctuate and you could lose money by investing in the Fund. The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund. Investments in foreign securities may be subject to greater risks than domestic investments. These risks include currency fluctuations, changes in U.S. or foreign tax or currency laws, and changes in monetary policies and economic and political conditions in foreign countries. Investments in the Fund are not guaranteed, even though some of the Fund's investments are guaranteed by the U.S. government or its agencies or instrumentalities.

    $250,000 INVESTED IN MAINSTAY INSTITUTIONAL BOND FUND VS LEHMAN BROTHERS
                   AGGREGATE INDEX INSTITUTIONAL CLASS SHARES
[INSTITUTIONAL CLASS SHARES GRAPH]

                                                              LEHMAN BROTHERS AGGREGATE INDEX               BOND FUND
                                                              -------------------------------               ---------
1/2/91                                                                     250000                             250000
91                                                                         290019                             285000
92                                                                         311521                             303207
93                                                                         341879                             332738
94                                                                         331908                             321737
95                                                                         393183                             379249
96                                                                         407479                             389872
97                                                                         446775                             423268
98                                                                         485650                             456821
99                                                                         481648                             445518
00 as of 4/30/00                                                           490865                             451882

Source: Lipper, Inc.

THESE GRAPHS ASSUME A $250,000 INVESTMENT MADE ON 1/2/91.

    $250,000 INVESTED IN MAINSTAY INSTITUTIONAL BOND FUND VS LEHMAN BROTHERS
                      AGGREGATE INDEX SERVICE CLASS SHARES
[SERVICE CLASS SHARES GRAPH]

                                                              LEHMAN BROTHERS AGGREGATE INDEX               BOND FUND
                                                              -------------------------------               ---------
1/2/91                                                                     250000                             250000
91                                                                         290019                             285000
92                                                                         311521                             303207
93                                                                         341879                             332738
94                                                                         331908                             321737
95                                                                         393183                             378212
96                                                                         407479                             388121
97                                                                         446775                             419984
98                                                                         485650                             452463
99                                                                         481648                             440162
00 as of 4/30/00                                                           490865                             445979

                                                     TOTAL RETURN(*)        AVERAGE ANNUAL TOTAL RETURN(*) AS OF
                  PERFORMANCE                     AS OF APRIL 30, 2000                 APRIL 30, 2000
------------------------------------------------------------------------------------------------------------------
                                                 Six-month period
                                                                           One year   Five years   Since inception
------------------------------------------------------------------------------------------------------------------
Bond Fund Institutional Class                            0.54%             -0.38%       5.80%          6.55%
Bond Fund Service Class(+)                               0.50              -0.53        5.55           6.40
Average Lipper intermediate U.S. government
 fund(++)                                                1.10               0.49        5.55           6.14
Lehman Brothers Aggregate Index(sec.)                    1.42               1.26        6.79           7.50

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
[PERFORMANCE CHART]

1991                      1992         1993         1994         1995         1996         1997         1998         1999
----                      ----         ----         ----         ----         ----         ----         ----         ----
14%                       6.39%        9.74%       -3.31%       17.88%        2.80%        8.57%        7.93%       -1.61%

2000
----
0.54%

--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS THAN THAT SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(*) Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25% on an annualized basis of the average daily net asset value of the Service Class shares.
(+) Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to 12/31/94. Performance figures for these two classes will vary after this date based on differences in their expense structures.
(++) Lipper Inc. is an independent monitor of mutual fund performance. Its rankings are based on total returns with capital gains and dividends reinvested.
(sec.) The Lehman Brothers Aggregate Index (the "Aggregate Index") includes the following other Lehman Brothers' indices: the Government Index, the Corporate Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index. To qualify for inclusion in the Aggregate Index, securities must be U.S. dollar-denominated and investment grade, and have a fixed-rate coupon, a remaining maturity or average life of at least one year, and a par amount outstanding of at least $150 million. Previously the Bond Fund has used the Lehman Brothers Gov't/Corporate Bond Index as a comparative broad-based securities market index. The Bond Fund has chosen the Lehman Brothers Aggregate Index because it is more reflective of the mix of securities in which the Fund invests.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

BOND FUND
PORTFOLIO OF INVESTMENTS
April 30, 2000 (Unaudited)


LONG-TERM INVESTMENTS (93.2%)+
ASSET-BACKED SECURITIES (12.7%)
                                        PRINCIPAL
                                         AMOUNT  VALUE
                               ---------------------------
AIRLINES (0.3%)
Northwest Airlines, Inc.
 Series 1999-3 Class B
 9.485%, due 4/1/15..........  $    510,000   $    500,086
                                              ------------
AIRPLANE LEASES (1.3%)
Morgan Stanley Aircraft
 Finance Series 2 Class A3
 6.65%, due 3/15/25
 (a)(b)(c)...................     2,325,000      2,327,092
                                              ------------
AUTO LEASES (3.7%)
Capital Auto Receivables
 Asset Trust
 Series 2000-1 Class A2
 6.81%, due 4/15/01(c).......     1,560,000      1,555,663
Ford Credit Auto Owner Trust
 Series 2000-B Class A3
 6.97%, due 4/15/03 (c)......     1,475,000      1,469,321
Premier Auto Trust
 Series 1998-4 Class A3
 5.69%, due 6/8/02 (c).......     2,235,000      2,215,623
 Series 1999-1 Class A3
 5.69%, due 11/8/02 (c)......     1,705,000      1,677,907
                                              ------------
                                                 6,918,514
                                              ------------
CONSUMER SERVICES (0.8%)
Arran One Ltd.
 Series 2000-A Class B
 6.5527%, due 3/15/03
 (b)(c)......................     1,575,000      1,574,527
                                              ------------
ELECTRIC UTILITIES (2.3%)
Boston Edison Co.
 Series 1999-1 Class A2
 6.45%, due 9/15/03 (c)......     1,525,000      1,492,060
PECO Energy Transition Trust
 Series 2000-A Class A2
 7.30%, due 9/1/02...........     1,175,000      1,172,767
West Penn Funding LLC
 Series 1999-A Class A4
 6.98%, due 12/26/08
 (b)(c)......................     1,690,000      1,632,388
                                              ------------
                                                 4,297,215
                                              ------------
EQUIPMENT LOANS (3.0%)
Case Equipment Loan Trust
 Series 1999-A Class A4
 5.77%, due 8/15/05 (c)......     1,650,000      1,594,081
CNH Case Equipment Trust
 Series 2000-A Class B
 7.32%, due 2/15/07 (c)......     1,581,813      1,573,129
IKON Receivables LLC
 Series 1999-1 Class A3
 5.99%, due 5/15/05 (c)......     2,005,000      1,977,973
Newcourt Equipment Trust
 Securities
 Series 1998-1 Class A3
 5.24%, due 12/20/02
 (b)(c)......................       493,583        486,925
                                              ------------
                                                 5,632,108
                                              ------------

                                PRINCIPAL
                                  AMOUNT         VALUE
                               --------------------------

FINANCE (0.8%)
Green Tree Financial Corp.
 Series 1999-4 Class A4
 6.64%, due 5/1/31 (c).......  $  1,495,000   $  1,446,667
                                              ------------
HOME EQUITY LOAN (0.5%)
Conseco Finance
 Securitizations Corp.
 Series 1999-F Class A2
 6.72%, due 10/15/14
 (b)(c)......................     1,010,000        998,567
                                              ------------
Total Asset-Backed Securities
 (Cost $23,953,138)..........                   23,694,776
                                              ------------
CORPORATE BONDS (17.7%)
AEROSPACE/DEFENSE (0.6%)
Raytheon Co.
 6.30%, due 3/15/05..........     1,260,000      1,161,833
                                              ------------
AIRLINES (0.4%)
Delta Air Lines, Inc.
 7.90%, due 12/15/09.........       845,000        788,089
                                              ------------
AUTOMOBILES (0.1%)
DaimlerChrysler North America
 Holdings Inc.
 7.20%, due 9/1/09...........       260,000        250,471
                                              ------------
AUTO PARTS & EQUIPMENT (0.4%)
Ford Motor Co.
 7.45%, due 7/16/31..........       835,000        790,795
                                              ------------
BANKS (0.6%)
Wells Fargo Co.
 7.20%, due 5/1/03...........     1,080,000      1,070,993
                                              ------------
BEVERAGES--ALCOHOLIC (0.5%)
Seagram, Joseph E. & Sons
 Inc.
 5.79%, due 4/15/01..........       880,000        865,242
                                              ------------
CONSUMER FINANCE (0.5%)
General Motors Acceptance
 Corp.
 6.85%, due 6/17/04..........       870,000        844,013
                                              ------------
ELECTRIC UTILITIES (0.9%)
National Rural Utilities
 Cooperative Finance Corp.
 7.375%, due 2/10/03.........     1,665,000      1,664,151
                                              ------------

------------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

               CORPORATE BONDS (CONTINUED)
                                PRINCIPAL
                                  AMOUNT         VALUE
                               --------------------------
FINANCE (0.9%)
General Electric Capital
 Corp.
 7.00%, due 2/3/03...........  $  1,785,000   $  1,769,417
                                              ------------
FINANCE--AUTO LOANS (0.9%)
Ford Motor Credit Corp.
 7.375%, due 10/28/09........     1,805,000      1,748,702
                                              ------------
FINANCIAL SERVICES (1.1%)
Salomon, Smith Barney
 Holdings Inc.
 6.25%, due 5/15/03..........       695,000        669,361
Sears Roebuck Acceptance
 Corp.
 Medium-Term Note Series IV
 6.36%, due 12/4/01..........     1,360,000      1,330,950
                                              ------------
                                                 2,000,311
                                              ------------
FOREIGN GOVERNMENTS (1.7%)
Republic of South Africa
 9.125%, due 5/19/09.........     1,105,000      1,065,485
United Mexican States
 9.875%, due 2/1/10..........     2,010,000      2,072,813
                                              ------------
                                                 3,138,298
                                              ------------
INDUSTRIAL (0.6%)
Tenaska Georgia Partners LP
 9.50%, due 2/1/30 (a).......     1,070,000      1,079,630
                                              ------------
INSURANCE (0.5%)
Conseco, Inc.
 6.40%, due 6/15/01..........     1,395,000        976,779
                                              ------------
INVESTMENT BANK/BROKERAGE (1.2%)
Morgan Stanley Dean Witter &
 Co.
 7.375%, due 4/15/03.........     2,210,000      2,199,171
                                              ------------
MEDIA (1.4%)
Turner Broadcasting, Inc.
 8.375%, due 7/1/13..........     2,513,000      2,536,069
                                              ------------
OIL--INTEGRATED INTERNATIONAL (0.6%)
Chevron Corp.
 6.625%, due 10/1/04.........     1,150,000      1,119,560
                                              ------------
REAL ESTATE (0.9%)
United Dominion Realty Trust,
 Inc.
 8.625%, due 3/15/03.........     1,665,000      1,659,156
                                              ------------
REAL ESTATE--INVESTMENT/MORTGAGE (1.8%)
American Health Care Property
 Investors, Inc.
 7.05%, due 1/15/02..........     3,385,000      3,276,782
                                              ------------

                                PRINCIPAL
                                  AMOUNT         VALUE
                               --------------------------
RETAIL STORES--GENERAL MERCHANDISE (0.4%)
Wal-Mart Stores, Inc.
 6.875%, due 8/10/09.........  $    785,000   $    756,214
                                              ------------
TELECOMMUNICATIONS--LONG DISTANCE (1.0%)
AT&T Corp.
 6.00%, due 3/15/09..........     2,100,000      1,870,050
                                              ------------
TRANSPORTATION (0.7%)
Atlas Air, Inc.
 9.702%, due 1/2/10 (a)......     1,415,000      1,399,393
                                              ------------
Total Corporate Bonds
 (Cost $34,081,102)..........                   32,965,119
                                              ------------
MORTGAGE-BACKED SECURITIES (2.7%)

COMMERCIAL MORTGAGE LOANS
 (COLLATERALIZED MORTGAGE OBLIGATIONS) (2.7%)
Commercial Mortgage Asset
 Trust
 Series 1999-C2 Class A2
 7.546%, due 11/17/32 (c)....     1,010,000        994,991
GMAC Commercial Mortgage
 Securities Inc.
 Series 1998-C2 Class A2
 6.42%, due 5/15/35 (c)......       635,000        585,775
Merrill Lynch Mortgage
 Investors, Inc.
 Series 1995-C2 Class A1
 7.0074%, due 6/15/21
 (b)(c)......................       847,063        831,012
 Series 1999-C1 Class A2
 7.56%, due 11/15/31 (c).....     1,000,000        990,010
Salomon Brothers Mortgage
 Securities VII
 Series 2000-FL1 Class A
 6.4325%, due 5/1/13
 (a)(b)(c)...................     1,712,619      1,713,132
                                              ------------
Total Mortgage-Backed
 Securities
 (Cost $5,175,411)...........                    5,114,920
                                              ------------
U.S. GOVERNMENT &
FEDERAL AGENCIES (55.8%)

FEDERAL NATIONAL MORTGAGE ASSOCIATION (8.3%)
 5.125%, due 2/13/04 (c).....     9,735,000      9,062,019
 5.625%, due 3/15/01 (c).....     6,435,000      6,380,624
                                              ------------
                                                15,442,643
                                              ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (11.3%)
 7.50%, due 5/15/30 TBA (d)..    19,805,000     19,380,975
 8.50%, due 5/15/30 TBA (d)..     1,675,000      1,699,087
                                              ------------
                                                21,080,062
                                              ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                    U.S. GOVERNMENT &
               FEDERAL AGENCIES (CONTINUED)
                                 PRINCIPAL
                                  AMOUNT          VALUE
                               ---------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(MORTGAGE PASS-THROUGH SECURITIES) (20.3%)
 6.50%, due 5/22/30 TBA (d)..  $ 18,110,000   $ 16,966,897
 7.00%, due 4/19/30 TBA (d)..    21,835,000     21,009,419
                                              ------------
                                                37,976,316
                                              ------------
UNITED STATES TREASURY BONDS (10.2%)
 6.00%, due 2/15/26..........       165,000        160,411
 6.25%, due 8/15/23-5/15/30
   (e).......................    11,765,000     11,802,266
 7.50%, due 11/15/16 (e).....     1,940,000      2,175,749
 8.75%, due 8/15/20..........     1,245,000      1,591,845
 8.875%, due 8/15/17.........       524,000        662,944
 11.25%, due 2/15/15.........     1,845,000      2,702,390
                                              ------------
                                                19,095,605
                                              ------------
UNITED STATES TREASURY NOTES (5.7%)
 5.25%, due 8/15/03..........     1,000,000        960,780
 5.875%, due 11/30/01(e).....     8,005,000      7,906,218
 6.25%, due 2/28/02..........     1,795,000      1,780,981
                                              ------------
                                                10,647,979
                                              ------------
Total U.S. Government &
 Federal Agencies
 (Cost $104,682,316).........                  104,242,605
                                              ------------
YANKEE BONDS (4.3%)

BANKS--MONEY CENTER (0.4%)
Barclays Bank PLC
 7.40%, due 12/15/09.........       780,000        749,564
                                              ------------
BUILDING SOCIETIES (1.1%)
Abbey National PLC
 7.95%, due 10/26/29.........     1,975,000      1,920,786
                                              ------------
MANUFACTURING--DIVERSIFIED (1.0%)
Tyco International Group S.A.
 6.25%, due 6/15/03 (b)......     2,000,000      1,893,140
                                              ------------
OIL & GAS--EQUIPMENT & SERVICES (1.1%)
Petroleum Geo-Services ASA
 6.8413%, due 3/20/02
 (b)(c)......................     2,155,000      2,151,768
                                              ------------
OIL & GAS--EXPLORATION & PRODUCTION (0.7%)
Apache Finance Canada Corp.
 7.75%, due 12/15/29.........     1,420,000      1,318,356
                                              ------------
Total Yankee Bonds
 (Cost $8,245,399)...........                    8,033,614
                                              ------------
Total Long-Term Investments
 (Cost $176,137,366).........                  174,051,034
                                              ------------
SHORT-TERM INVESTMENTS (38.1%)

COMMERCIAL PAPER (38.1%)
American Express Credit Corp.
 5.99%, due 5/8/00 (c).......     5,615,000      5,606,570

                                PRINCIPAL
                                  AMOUNT         VALUE
                               --------------------------
COMMERCIAL PAPER (CONTINUED)
AT&T Corp.
 5.98%, due 5/3/00 (c).......  $  6,350,000   $  6,345,769
Associates Corp. of North
 America
 6.01%, due 5/10/00 (c)......     4,385,000      4,376,922
Bellsouth Telecommunication
 Inc.
 6.00%, due 5/9/00 (c).......     5,630,000      5,620,609
Chevron USA Inc.
 6.00%, due 5/22/00..........     3,210,000      3,197,676
General Electric Capital
 Corp.
 6.02%, due 5/2/00 (c).......     4,000,000      3,997,990
Goldman Sachs Group Inc.
 (The)
 6.01%, due 5/15/00 (c)......     4,770,000      4,757,237
 6.18%, due 5/23/00..........     3,000,000      2,987,638
KFW International Finance,
 Inc.
 6.00%, due 5/8/00 (c).......     4,060,000      4,053,892
Merrill Lynch & Co.
 6.04%, due 5/2/00 (c).......     6,000,000      5,996,960
Salomon Smith Barney
 Holdings, Inc.
 6.00%, due 5/2/00 (c).......     5,000,000      4,995,820
Societe Generale N.A., Inc.
 6.00%, due 5/17/00 (c)......     6,440,000      6,420,632
UBS Finance Delaware LLC
 6.04%, due 5/1/00...........     5,930,000      5,928,010
Wells Fargo & Co.
 6.04%, due 5/17/00 (c)......     6,835,000      6,814,348
                                              ------------
Total Short-Term Investments
 (Cost $71,100,073)..........                   71,100,073
                                              ------------
Total Investments
 (Cost $247,237,439) (f).....         131.3%   245,151,107(g)
Liabilities in Excess of
 Cash and Other Assets.......         (31.3)   (58,481,873)
                               ------------    -----------
Net Assets...................         100.0%   186,669,234
                               ============    ===========

------------
(a) May be sold to institutional investors only.
(b) Floating rate. Rate shown is the rate in effect at April 30, 2000.
(c) Segregated as collateral for TBAs.
(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(e) Represents securities out on loan or a portion of which is out on loan.
    (See Note 2(O))
(f) The cost for Federal income tax purposes is $247,288,585.
(g) At April 30, 2000 net unrealized depreciation was $2,137,478, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $314,673 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,452,151.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2000 (Unaudited)


ASSETS:
 Investment in securities, at value (identified
   cost $247,237,439).............................  $245,151,107
 Collateral held for securities loaned at value
   (Note 2(O))....................................    18,849,221
 Receivables:
   Investment securities sold.....................     9,243,723
   Interest.......................................     1,590,764
   Fund shares sold...............................        41,097
                                                    ------------
       Total assets...............................   274,875,912
                                                    ------------
LIABILITIES:
 Securities lending collateral (Note 2(O))........    18,849,221
 Payables:
   Investment securities purchased................    69,188,819
   MainStay Management............................        96,888
   Custodian......................................         8,726
   Transfer agent.................................         4,904
   Fund shares redeemed...........................         3,542
 Accrued expenses.................................        54,578
                                                    ------------
       Total liabilities..........................    88,206,678
                                                    ------------
 Net assets.......................................  $186,669,234
                                                    ============
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share)
   1 billion shares authorized
   Institutional Class............................  $     19,916
   Institutional Service Class....................           311
 Additional paid-in capital.......................   205,191,154
 Accumulated undistributed net investment
   income.........................................     3,512,730
 Accumulated net realized loss on investments.....   (19,968,545)
 Net unrealized depreciation on investments.......    (2,086,332)
                                                    ------------
 Net assets.......................................  $186,669,234
                                                    ============
Institutional Class
 Net assets applicable to outstanding shares......  $183,812,200
                                                    ============
 Shares of capital stock outstanding..............    19,916,019
                                                    ============
 Net asset value per share outstanding............  $       9.23
                                                    ============
Institutional Service Class
 Net assets applicable to outstanding shares......  $  2,857,034
                                                    ============
 Shares of capital stock outstanding..............       310,709
                                                    ============
 Net asset value per share outstanding............  $       9.20
                                                    ============

STATEMENT OF OPERATIONS
For the six months ended April 30, 2000 (Unaudited)


INVESTMENT INCOME:
 Income:
   Interest.......................................  $  5,952,964
                                                    ------------
 Expenses:
   Management.....................................       672,192
   Professional...................................        22,144
   Transfer agent.................................        15,206
   Custodian......................................        14,950
   Registration...................................        12,212
   Shareholder communication......................         6,104
   Service........................................         3,745
   Directors......................................         1,806
   Miscellaneous..................................        35,982
                                                    ------------
       Total expenses before reimbursement........       784,341
   Expense reimbursement from Manager.............       (91,132)
                                                    ------------
       Net expenses...............................       693,209
                                                    ------------
 Net investment income............................     5,259,755
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized loss on investments.................    (4,271,517)
 Net change in unrealized depreciation on
   investments....................................       167,567
                                                    ------------
 Net realized and unrealized loss on
   investments....................................    (4,103,950)
                                                    ------------
 Net increase in net assets resulting from
   operations.....................................  $  1,155,805
                                                    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2000 (Unaudited), the period January 1, 1999 through October 31, 1999* and the year ended December 31, 1998

                                                                  2000            1999*           1998
                                                              -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income...................................  $   5,259,755   $   8,543,342   $  10,198,132
    Net realized gain (loss) on investments.................     (4,271,517)     (8,369,780)      5,448,970
    Net change in unrealized appreciation (depreciation) on
      investments...........................................        167,567      (3,487,234)     (1,510,793)
                                                              -------------   -------------   -------------
    Net increase (decrease) in net assets resulting from
      operations............................................      1,155,805      (3,313,672)     14,136,309
                                                              -------------   -------------   -------------
  Dividends to shareholders:
    From net investment income:
      Institutional Class...................................    (10,180,230)         (1,803)     (9,963,260)
      Institutional Service Class...........................       (163,803)            (39)       (233,262)
                                                              -------------   -------------   -------------
        Total dividends to shareholders.....................    (10,344,033)         (1,842)    (10,196,522)
                                                              -------------   -------------   -------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................     19,688,763      12,117,127      27,884,675
      Institutional Service Class...........................      1,393,349       5,168,118       4,359,791
    Net asset value of shares issued to shareholders in
      reinvestment of dividends:
      Institutional Class...................................     10,034,611           1,777       9,817,383
      Institutional Service Class...........................        147,953              31         181,161
                                                              -------------   -------------   -------------
                                                                 31,264,676      17,287,053      42,243,010
    Cost of shares redeemed:
      Institutional Class...................................    (11,397,139)    (16,799,256)    (43,075,789)
      Institutional Service Class...........................     (2,273,076)     (5,601,072)     (1,791,909)
                                                              -------------   -------------   -------------
      Increase (decrease) in net assets derived from capital
        share transactions..................................     17,594,461      (5,113,275)     (2,624,688)
                                                              -------------   -------------   -------------
      Net increase (decrease) in net assets.................      8,406,233      (8,428,789)      1,315,099
NET ASSETS:
  Beginning of period.......................................    178,263,001     186,691,790     185,376,691
                                                              -------------   -------------   -------------
  End of period.............................................  $ 186,669,234   $ 178,263,001   $ 186,691,790
                                                              =============   =============   =============
  Accumulated undistributed net investment income at end of
    period..................................................  $   3,512,730   $   8,597,008   $       1,610
                                                              =============   =============   =============

------------
* The Fund changed its fiscal year end from December 31 to October 31.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                              INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
                              INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
                                  CLASS           CLASS           CLASS           CLASS           CLASS           CLASS
                              -------------   -------------   -------------   -------------   -------------   -------------
                                                                     JANUARY 1, 1999
                                    SIX MONTHS ENDED                     THROUGH                       YEAR ENDED
                                    APRIL 30, 2000**                OCTOBER 31, 1999*               DECEMBER 31, 1998
                              -----------------------------   -----------------------------   -----------------------------
Net asset value at beginning
of period...................    $   9.75        $   9.69        $   9.91        $   9.88        $   9.71        $   9.68
                                --------        --------        --------        --------        --------        --------
Net investment income.......        0.27            0.27            0.47            0.47            0.57            0.54
Net realized and unrealized
 gain (loss) on
 investments................       (0.23)          (0.23)          (0.63)          (0.66)           0.20            0.20
                                --------        --------        --------        --------        --------        --------
Total from investment
 operations.................        0.04            0.04           (0.16)          (0.19)           0.77            0.74
                                --------        --------        --------        --------        --------        --------
Less dividends from net
 investment income..........       (0.56)          (0.53)          (0.00)(b)       (0.00)(b)       (0.57)          (0.54)
                                --------        --------        --------        --------        --------        --------
Net asset value at end of
 period.....................    $   9.23        $   9.20        $   9.75        $   9.69        $   9.91        $   9.88
                                ========        ========        ========        ========        ========        ========
Total investment return.....        0.54%(a)        0.50%(a)       (1.61%)(a)      (1.92%)(a)       7.93%           7.73%
Ratios (to average net
 assets)/Supplemental Data:
 Net investment income......        5.87%+          5.62%+          5.55%+          5.30%+          5.57%           5.32%
 Net expenses...............        0.75%+          1.00%+          0.75%+          1.00%+          0.75%           1.00%
 Expenses (before
   reimbursement)...........        0.85%+          1.10%+          0.85%+          1.10%+          0.86%           1.11%
Portfolio turnover rate.....         222%            222%            245%            245%            335%            335%
Net assets at end of period
 (in 000's).................    $183,812        $  2,857        $174,521        $  3,742        $182,402        $  4,290

------------
 * The Fund changed its fiscal year end from December 31 to October 31. ** Unaudited.
 +  Annualized.
(a) Total return is not annualized.
(b) Less than one cent per share.
(c) Institutional Service Class commenced January 1, 1995.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                     INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
     INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL
         CLASS           CLASS           CLASS           CLASS           CLASS         CLASS(c)          CLASS
     -------------   -------------   -------------   -------------   -------------   -------------   -------------
                                                YEAR ENDED DECEMBER 31
     -------------------------------------------------------------------------------------------------------------
                 1997                            1996                            1995                    1994
     -----------------------------   -----------------------------   -----------------------------   -------------
       $   9.51        $   9.49        $   9.85        $   9.83        $   8.93        $   8.93        $   9.98
       --------        --------        --------        --------        --------        --------        --------
           0.61            0.59            0.62            0.60            0.68            0.67            0.72
           0.20            0.19           (0.34)          (0.34)           0.92            0.90           (1.05)
       --------        --------        --------        --------        --------        --------        --------
           0.81            0.78            0.28            0.26            1.60            1.57           (0.33)
       --------        --------        --------        --------        --------        --------        --------
          (0.61)          (0.59)          (0.62)          (0.60)          (0.68)          (0.67)          (0.72)
       --------        --------        --------        --------        --------        --------        --------
       $   9.71        $   9.68        $   9.51        $   9.49        $   9.85        $   9.83        $   8.93
       ========        ========        ========        ========        ========        ========        ========
           8.57%..         8.21%           2.80%           2.62%          17.88%          17.55%          (3.31%)
           6.21%           5.96%           6.10%           5.85%           6.62%           6.37%           7.13%
           0.75%..         1.00%           0.75%           1.00%           0.75%           1.00%           0.75%
           0.85%           1.10%           0.86%           1.11%           0.86%           1.11%           0.82%
            338%            338%            398%            398%            470%            470%            478%
       $183,846        $  1,531        $177,009        $  1,597        $193,518        $    749        $202,970

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED BOND FUND
--------------------------------------------------------------------------------

During the six months ended April 30, 2000, a number of factors influenced domestic bond markets. In an effort to slow economic growth and curb inflation, the Federal Reserve raised the targeted federal funds rate three times--in November, February, and March. Even so, economic growth and consumer spending remained strong, which suggests that additional Federal Reserve action may yet be on the horizon.

While rising rates tend to depress bond prices, other forces helped strengthen bond returns. At the end of 1999, many investors sought U.S. Treasury securities in a flight to quality as rumors circulated about the downside potential of Y2K computer glitches. Once the new year was underway, the government's Treasury buyback program reduced the supply of U.S. government securities, which helped to stabilize prices to a degree. Weakness in the stock market during March and April also increased the demand for bonds, which had a positive impact on returns.

Rising interest rates caused yield spreads to widen in the corporate bond sector as higher capital costs reshaped the outlook for corporate earnings. Mortgage-backed securities benefited as rising rates helped reduce supply and move investors out of corporate bonds into high-quality alternatives.

PERFORMANCE REVIEW

For the six months ended April 30, 2000, MainStay Institutional Indexed Bond Fund returned 1.47% for Institutional Class shares and 1.37% for Service Class shares. Both share classes outperformed the 1.33% return of the average Lipper(1) general U.S. government fund over the same period.

For the six-month reporting period, Institutional Class shares outperformed and Service Class shares underperformed the 1.42% return of the Salomon Smith Barney Broad Investment Grade (BIG) Bond Index.(2) Since the Fund incurs real-world fees and expenses that a hypothetical index does not, generally investors would expect the Fund to slightly lag the Index. The slight outperformance of Institutional Class shares resulted from specific bonds the Fund managers selected as a representative sample of the Index.

As of April 30, 2000, the Fund's portfolio closely tracked its benchmark, with a yield to maturity of 7.35 years (versus 7.43 years for the BIG Index), an effective duration of 4.98 years (versus 4.96 years for the Index), and an average coupon of 6.78% (versus 6.82% for the Index).

STRENGTHS AND WEAKNESSES

Treasury securities (+2.59%) and mortgage-related issues (+1.28%) were the best-performing sectors of the bond market during the reporting period, as a result of reduced supply, a positive flow of funds, and flight-to-quality buying.

Corporate securities suffered a variety of setbacks, as interest rates continued to rise throughout the reporting period. Bond investors felt the impact of rising capital costs, with corporate spreads widening dramatically during the first quarter of 2000. Even high-quality blue-chip issues were affected and the sector as a whole returned a meager 0.17% for the six-month reporting period.

Agency and mortgage-backed securities were particularly reactive to remarks from regulators, politicians, and the Treasury. As a result, agency securities were the worst-performing sector in March, although for the six-month period and the first calendar quarter of 2000 they still managed to outperform corporate bonds and BBB-rated securities.

--------------------------------------------------------------------------------
(1) Lipper Inc. is an independent fund performance monitor. Its rankings are based on total returns with capital gains and dividends reinvested.
(2) The Salomon Smith Barney Broad Investment Grade (BIG) Bond Index is an unmanaged index that is considered to be representative of the U.S. bond market. Returns reflect the reinvestment of all income and capital gains. An investment cannot be made directly into an index.

LOOKING AHEAD

Rapid economic growth and various inflation indicators suggest that the Federal Reserve may continue to tighten the monetary supply in the coming months--possibly even more aggressively than during the reporting period. Whatever happens to interest rates or bond prices, we will continue to seek to provide investment results that correspond to the total-return performance of fixed-income securities in the aggregate, as represented by the Salomon Smith Barney Broad Investment Grade Bond Index.

JEFFERSON C. BOYCE
Portfolio Manager
Monitor Capital Advisors LLC

--------------------------------------------------------------------------------
Past performance is no guarantee of future results.

The Fund's net asset value will fluctuate and you could lose money by investing in the Fund. The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund. Investments in foreign securities may be subject to greater risks than domestic investments. These risks include currency fluctuations, changes in U.S. or foreign tax or currency laws, and changes in monetary policies and economic and political conditions in foreign countries.

                  $250,000 INVESTED IN MAINSTAY INSTITUTIONAL
                              INDEXED BOND FUND VS
                      SALOMON SMITH BARNEY BIG BOND INDEX
                           INSTITUTIONAL CLASS SHARES
[INSTITUTIONAL CLASS SHARES GRAPH]

                                                            SALOMON SMITH BARNEY BIG BOND     MAINSTAY INSTITUTIONAL INDEXED BOND
                                                                        INDEX                                FUND
                                                            -----------------------------     -----------------------------------
1/2/91                                                                 $250,000                             $250,000
91                                                                      289,968                              286,750
92                                                                      311,935                              307,085
93                                                                      342,897                              336,674
94                                                                      333,138                              325,086
95                                                                      394,858                              383,841
96                                                                      409,133                              393,620
97                                                                      448,509                              429,101
98                                                                      487,598                              464,316
99                                                                      483,528                              454,206
00 as of 4/30/00                                                        492,667                              463,802

Source: Lipper Inc.
THESE GRAPHS ASSUME A $250,000 INVESTMENT MADE ON 1/2/91.

                  $250,000 INVESTED IN MAINSTAY INSTITUTIONAL
                              INDEXED BOND FUND VS
                      SALOMON SMITH BARNEY BIG BOND INDEX
                              SERVICE CLASS SHARES
[SERVICE CLASS SHARES GRAPH]

                                                            SALOMON SMITH BARNEY BIG BOND     MAINSTAY INSTITUTIONAL INDEXED BOND
                                                                        INDEX                                FUND
                                                            -----------------------------     -----------------------------------
1/2/91                                                                 $250,000                             $250,000
91                                                                      289,968                              286,750
92                                                                      311,935                              307,085
93                                                                      342,897                              336,674
94                                                                      333,138                              325,086
95                                                                      394,858                              383,515
96                                                                      409,133                              392,477
97                                                                      448,509                              426,819
98                                                                      487,598                              460,362
99                                                                      483,528                              449,489
00 as of 4/30/00                                                        492,667                              458,985

                                                 TOTAL RETURN(*)           AVERAGE ANNUAL TOTAL RETURN(*)
                PERFORMANCE                    AS OF APRIL 30, 2000             AS OF APRIL 30, 2000
--------------------------------------------------------------------------------------------------------------
                                              Six-month period
                                                                       One year   Five years   Since inception
--------------------------------------------------------------------------------------------------------------
Indexed Bond Fund Institutional Class                  1.47%             0.90%       6.07%          6.84%
Indexed Bond Fund Service Class(+)                     1.37              0.81        5.81           6.72
Average Lipper general U.S. government
 fund(++)                                              1.33              0.19        5.78           6.38
Salomon Smith Barney BIG Bond Index(sec.)              1.42              1.17        6.78           7.54

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
[PERFORMANCE CHART]

1991                      1992         1993         1994         1995         1996         1997         1998         1999
----                      ----         ----         ----         ----         ----         ----         ----         ----
14.7                      7.09         9.64        -3.44        18.07         2.55         9.01         8.21        -1.56


2000
----

1.47

--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS THAN THAT SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(*) Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25% on an annualized basis of the average daily net asset value of the Service Class shares.
(+) Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to 12/31/94. Performance figures for these two classes will vary after this date based on differences in their expense structures.
(++) Lipper Inc. is an independent monitor of mutual fund performance. Its rankings are based on total returns with capital gains and dividends reinvested.
(sec.) The Salomon Smith Barney Broad Investment Grade (BIG) Bond Index is an unmanaged index that is considered to be representative of the U.S. bond market. Returns reflect the reinvestment of all income and capital gains. An investment cannot be made directly into an index.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

INDEXED BOND FUND
PORTFOLIO OF INVESTMENTS
April 30, 2000 (Unaudited)


LONG-TERM INVESTMENTS (96.9%)+
CORPORATE BONDS (17.0%)
                                  PRINCIPAL
                                    AMOUNT        VALUE
                                  -----------------------
AUTO LEASES (0.8%)
Ryder System Inc.
 9.875%, due 5/15/17............  $1,000,000   $  1,075,000
                                               ------------
BEVERAGES--SOFT DRINKS (0.4%)
Coca-Cola Enterprises, Inc.
 8.50%, due 2/1/22..............     500,000        523,750
                                               ------------
BROADCAST/MEDIA (0.9%)
Cox Communications, Inc.
 6.50%, due 11/15/02............   1,200,000      1,159,500
                                               ------------
CHEMICALS (0.6%)
DuPont (E.I.) de Nemours & Co.
 8.125%, due 3/15/04............     800,000        820,000
                                               ------------
COMMERCIAL SERVICES SPECIALIZED (0.5%)
Hertz Corp.
 7.00%, due 7/15/03.............     700,000        688,625
                                               ------------
ELECTRIC POWER COMPANIES (1.3%)
PP & L Resources, Inc.
 7.30%, due 3/1/24..............   1,000,000        932,500
Texas Utility Electric Co.
 8.25%, due 4/1/04..............     800,000        811,000
                                               ------------
                                                  1,743,500
                                               ------------
ELECTRONICS--SEMICONDUCTORS (1.2%)
Motorola, Inc.
 8.40%, due 8/15/31.............   1,500,000      1,591,875
                                               ------------
ENTERTAINMENT (0.4%)
Walt Disney Co. (The)
 6.75%, due 3/30/06.............     600,000        581,250
                                               ------------
FINANCE (3.0%)
American Express Credit Corp.
 6.125%, due 11/15/01...........   2,000,000      1,965,000
Commercial Credit Co.
 8.70%, due 6/15/10.............     450,000        473,625
KFW International Finance, Inc.
 9.125%, due 5/15/01............     500,000        510,000
Private Export Funding Corp.
 8.35%, due 1/31/01.............   1,000,000      1,013,750
                                               ------------
                                                  3,962,375
                                               ------------
INSURANCE (2.0%)
Aetna Services Inc.
 7.625%, due 8/15/26............   3,000,000      2,685,000
                                               ------------
MACHINERY--DIVERSIFIED (0.4%)
Caterpillar, Inc.
 9.00%, due 4/15/06.............     500,000        530,625
                                               ------------

                                  PRINCIPAL
                                    AMOUNT        VALUE
                                  -----------------------
OIL--INTEGRATED DOMESTIC (0.8%)
USX--Marathon Corp.
 7.20%, due 2/15/04.............  $1,100,000   $  1,067,000
                                               ------------
OIL--INTEGRATED INTERNATIONAL (0.3%)
Texaco Capital Inc.
 9.75%, due 3/15/20.............     350,000        411,687
                                               ------------
PAPER & FOREST PRODUCTS (0.5%)
Scott Paper Co.
 7.00%, due 8/15/23.............     650,000        591,500
                                               ------------
RETAIL STORES--APPAREL (1.2%)
Limited, Inc.
 7.50%, due 3/15/23.............   1,900,000      1,624,500
                                               ------------
TELECOMMUNICATIONS--LONG DISTANCE (1.9%)
AT&T Corp.
 8.625%, due 12/1/31............   1,500,000      1,490,625
Sprint Corp.
 9.50%, due 4/1/03..............   1,000,000      1,046,250
                                               ------------
                                                  2,536,875
                                               ------------
UTILITY--ELECTRIC & GAS (0.8%)
Duke Capital Corp.
 6.25%, due 7/15/05.............   1,200,000      1,114,500
                                               ------------
Total Corporate Bonds
 (Cost $23,982,918).............                 22,707,562
                                               ------------
INTERNATIONAL
CORPORATE BONDS (2.0%)

BANKS (2.0%)
ABN Amro Bank, NV Chicago Branch
 7.55%, due 6/28/06.............     800,000        789,000
Bayerische Landesbank
 Girozentrale New York Branch
 6.20%, due 2/9/06..............   1,900,000      1,769,375
International Bank for
 Reconstruction & Development
 (zero coupon), due 3/11/31.....   1,000,000        117,500
                                               ------------
Total International Corporate
 Bonds
 (Cost $2,808,601)..............                  2,675,875
                                               ------------
U.S. GOVERNMENT &
FEDERAL AGENCIES (74.9%)

FEDERAL HOME LOAN BANK
 (MEDIUM TERM NOTE) (1.1%)
 8.00%, due 9/11/01.............   1,400,000      1,418,802
                                               ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (0.8%)
 6.45%, due 4/29/09.............   1,100,000      1,014,464
                                               ------------

------------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

U.S. GOVERNMENT &
FEDERAL AGENCIES (CONTINUED)
                                  PRINCIPAL
                                    AMOUNT        VALUE
                                  -------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (MORTGAGE
PASS-THROUGH SECURITIES) (13.2%)
 6.00%, due 9/1/02-6/1/29.......  $2,332,915   $  2,169,210
 6.50%, due 10/1/01-7/1/29......   8,890,495      8,416,967
 7.00%, due 8/1/03-1/1/30.......   4,863,704      4,685,522
 7.50%, due 9/1/11-2/1/30.......   2,177,351      2,139,358
 8.00%, due 7/1/26..............     329,296        329,296
                                               ------------
                                                 17,740,353
                                               ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.2%)
 (zero coupon), due 7/5/14......   2,500,000        902,125
 7.25%, due 1/15/00.............   2,000,000      1,991,460
                                               ------------
                                                  2,893,585
                                               ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (MORTGAGE
 PASS-THROUGH SECURITIES) (16.4%)
 5.50%, due 3/1/05..............   1,100,170      1,026,249
 6.00%, due 5/1/29..............   4,973,706      4,502,746
 6.50%, due 7/1/03-10/1/28......   9,178,187      8,612,184
 7.00%, due 5/1/11-1/1/28.......   2,438,410      2,349,568
 7.50%, due 11/1/26-1/1/28......   1,251,076      1,224,091
 8.00%, due 7/1/07-1/1/28.......   3,032,104      3,030,114
 9.50%, due 3/1/16-9/1/19.......   1,123,960      1,178,753
                                               ------------
                                                 21,923,705
                                               ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION I (MORTGAGE
 PASS-THROUGH SECURITIES) (8.3%)
 6.50%, due 2/15/29-8/15/29.....   5,395,740      5,055,108
 7.00%, due 3/15/07-1/15/30.....   3,081,889      2,976,416
 7.50%, due 8/15/08-1/15/30.....   2,565,749      2,531,403
 8.00%, due 6/15/26-9/15/27.....     295,773        296,513
 8.50%, due 7/15/26-11/15/26....     311,596        317,438
                                               ------------
                                                 11,176,878
                                               ------------
TENNESSEE VALLEY AUTHORITY (0.7%)
Power Board 1994 Series A
 7.85%, due 6/15/44.............   1,000,000        990,000
                                               ------------
UNITED STATES TREASURY BONDS (12.4%)
 5.25%, due 2/15/29.............     630,000        553,417
 7.125%, due 2/15/23............     600,000        662,880
 7.25%, due 5/15/16.............   1,500,000      1,641,540
 7.50%, due 11/15/16............     800,000        897,216
 7.625%, due 11/15/22...........     400,000        465,748
 8.00%, due 11/15/21............   1,000,000      1,203,590
 8.125%, due 8/15/19-5/15/21....   1,300,000      1,571,681
 8.50%, due 2/15/20.............     400,000        498,968
 8.75%, due 5/15/17-8/15/20.....   1,500,000      1,903,900
 8.875%, due 2/15/19............     600,000        768,306
 9.375%, due 2/15/06............     530,000        598,598
 9.875%, due 11/15/15...........     600,000        808,014
 10.375%, due 11/15/12..........     500,000        609,350
 11.25%, due 2/15/15............     400,000        585,884
 11.875%, due 11/15/03..........     500,000        580,830
 12.75%, due 11/15/10...........     400,000        509,956
 13.125%, due 5/15/01...........   1,000,000      1,067,500

                                  PRINCIPAL
                                    AMOUNT        VALUE
                                  -----------------------
UNITED STATES TREASURY BONDS (CONTINUED)
 13.375%, due 8/15/01...........  $1,200,000   $  1,297,524
 14.25%, due 2/15/02............     300,000        337,419
                                               ------------
                                                 16,562,321
                                               ------------
UNITED STATES TREASURY NOTES (17.7%)
 4.75%,due 11/15/08.............   2,000,000      1,787,800
 5.25%, due 5/15/04.............   3,000,000      2,861,550
 5.625%, due 12/31/02...........     400,000        390,092
 5.75%, due 8/15/03.............   1,600,000      1,559,696
 6.00%, due 8/15/09.............     650,000        634,966
 6.125%, due 8/15/07............   1,400,000      1,372,014
 6.25%, due 4/30/01-2/15/03.....   9,200,000      9,151,700
 6.375% , due 8/15/02...........   1,000,000        993,900
 6.50% , due 10/15/06...........   1,200,000      1,198,560
 7.50%, due 11/15/01-2/15/05....   3,750,000      3,810,372
                                               ------------
                                                 23,760,650
                                               ------------
UNITED STATES TREASURY NOTES (SECURED
 STRIPPED BONDS) (2.1%)
 (zero coupon), due
 2/15/01-2/15/05................   3,500,000      2,793,885
                                               ------------
Total U.S. Government &
 Federal Agencies
 (Cost $102,522,495)............                100,274,643(b)
                                               ------------
YANKEE BONDS (3.0%)
BANKS (1.4%)
Australia & New Zealand Banking
 Group, Ltd.
 7.55%, due 9/15/06.............     700,000        697,375
Inter-American Development Bank
 6.80%, due 10/15/25............   1,200,000      1,134,000
                                               ------------
                                                  1,831,375
                                               ------------
COMMUNICATIONS EQUIPMENT (0.4%)
Nortel Networks Corp.
 8.75%, due 6/12/01.............     500,000        506,875
                                               ------------
CONSUMER FINANCE (0.4%)
Japan Financial Corp.
 8.70%, due 7/30/01.............     600,000        609,750
                                               ------------
FOREIGN GOVERNMENT (0.8%)
Ontario Hydro
 7.45%, due 3/31/13.............     500,000        494,375
Quebec (Province of)
 7.50%, due 7/15/23.............     600,000        588,000
                                               ------------
                                                  1,082,375
                                               ------------
Total Yankee Bonds
 (Cost $4,175,392)..............                  4,030,375
                                               ------------
Total Long-Term Investments
 (Cost $133,489,406)............                129,688,455
                                               ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

SHORT-TERM INVESTMENTS (1.7%)
                                  PRINCIPAL
                                    AMOUNT        VALUE
                                  -------------------------
U.S. GOVERNMENT (1.7%)
United States Treasury Bills
 5.64%, due 7/13/00 (a).........  $2,200,000   $  2,174,148
 5.72%, due 7/20/00 (a).........     100,000         98,689
                                               ------------
Total Short-Term Investments
 (Cost $2,272,837)..............                  2,272,837
                                               ------------
Total Investments
 (Cost $135,762,243) (c)........        98.6%   131,961,292(d)
Cash and Other Assets,
 Less Liabilities...............         1.4      1,912,542
                                  ----------     ----------
Net Assets......................       100.0%  $133,873,834
                                  ==========     ==========

                FUTURES CONTRACTS (0.0%)(e)
                              CONTRACTS    UNREALIZED
                               LONG       (DEPRECIATION)(f)
                              -----------------------------
United States Treasury Note
June 2000 (5 Year)..........      14          $(18,671)
United States Treasury Note
 June 2000 (10 Year)........       5            (6,347)
United States Treasury Bond
 June 2000 (30 Year)........       4            (5,853)
                                              --------
Total Futures Contracts
 (Settlement Value
 $2,267,980) (b)............                  $(30,871)
                                              ========

------------
(a) Segregated or partially segregated as collateral for futures contracts.
(b) The combined market value of U.S. Government and Federal Agencies Investments and the value of securities purchased under U.S. Treasury futures contracts represents 76.6% of net assets.
(c) The cost stated also represents the aggregate cost for Federal income tax purposes.
(d) At April 30, 2000, net unrealized depreciation was $3,800,951, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,253,203 and aggregate unrealized depreciation for all investments on which there was an excess of cost over market value of $5,054,154.
(e) Less than one tenth of a percent.
(f) Represents the difference between the value of the contracts at the time they were opened and the value at April 30, 2000.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2000 (Unaudited)


ASSETS:
 Investment in securities, at value (identified
   cost $135,762,243).............................  $131,961,292
 Cash.............................................        22,276
 Receivables:
   Interest.......................................     1,975,450
   Fund shares sold...............................        32,294
                                                    ------------
       Total assets...............................   133,991,312
                                                    ------------
LIABILITIES:
 Payables:
   MainStay Management............................        39,804
   Variation margin on futures contracts..........        17,318
   Custodian......................................         5,226
   Transfer agent.................................         4,724
   Fund shares redeemed...........................         3,847
 Accrued expenses.................................        46,559
                                                    ------------
       Total liabilities..........................       117,478
                                                    ------------
 Net assets.......................................  $133,873,834
                                                    ============
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share)
   1 billion shares authorized
   Institutional Class............................  $     12,856
   Institutional Service Class....................           331
 Additional paid-in capital.......................   139,685,504
 Accumulated undistributed net investment
   income.........................................     3,013,507
 Accumulated net realized loss on investments and
   futures contracts..............................    (5,006,542)
 Net unrealized depreciation on investments and
   futures contracts..............................    (3,831,822)
                                                    ------------
 Net assets.......................................  $133,873,834
                                                    ============
Institutional Class
 Net assets applicable to outstanding shares......  $130,518,990
                                                    ============
 Shares of capital stock outstanding..............    12,855,826
                                                    ============
 Net asset value per share outstanding............  $      10.15
                                                    ============
Institutional Service Class
 Net assets applicable to outstanding shares......  $  3,354,844
                                                    ============
 Shares of capital stock outstanding..............       330,661
                                                    ============
 Net asset value per share outstanding............  $      10.15
                                                    ============

STATEMENT OF OPERATIONS
For the six months ended April 30, 2000 (Unaudited)


INVESTMENT INCOME:
 Income:
   Interest.......................................  $  5,011,100
                                                    ------------
 Expenses:
   Management.....................................       350,783
   Professional...................................        20,898
   Custodian......................................        19,030
   Transfer agent.................................        14,635
   Pricing Service................................        14,508
   Registration...................................        12,518
   Shareholder communication......................         5,109
   Service........................................         3,979
   Directors......................................         1,489
   Miscellaneous..................................         8,143
                                                    ------------
       Total expenses before
        reimbursement.............................       451,092
   Expense reimbursement from Manager.............       (94,975)
                                                    ------------
       Net expenses...............................       356,117
                                                    ------------
 Net investment income............................     4,654,983
                                                    ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
 Net realized loss from:
   Security transactions..........................    (1,634,262)
   Futures transactions...........................       (47,216)
                                                    ------------
 Net realized loss on investments.................    (1,681,478)
                                                    ------------
 Net change in unrealized depreciation on
   investments:
   Security transactions..........................      (926,847)
   Futures transactions...........................       (33,898)
                                                    ------------
 Net unrealized loss on investments...............      (960,745)
                                                    ------------
 Net realized and unrealized loss on
   investments....................................    (2,642,223)
                                                    ------------
 Net increase in net assets resulting from
   operations.....................................  $  2,012,760
                                                    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

INDEXED BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2000 (Unaudited), the period January 1, 1999 through October 31, 1999* and the years ended December 31, 1998

                                                                   2000            1999*             1998
                                                              --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income...................................  $    4,654,983   $    8,505,562   $    9,484,561
    Net realized loss on investments and futures
      contracts.............................................      (1,681,478)      (1,634,425)         (67,058)
    Net change in unrealized appreciation (depreciation) on
      investments and futures contracts.....................        (960,745)      (9,396,705)       2,292,755
                                                              --------------   --------------   --------------
    Net increase (decrease) in net assets resulting from
      operations............................................       2,012,760       (2,525,568)      11,710,258
                                                              --------------   --------------   --------------
  Dividends to shareholders:
    From net investment income:
      Institutional Class...................................      (9,983,098)              --       (9,236,677)
      Institutional Service Class...........................        (218,895)              --         (219,665)
                                                              --------------   --------------   --------------
        Total dividends to shareholders.....................     (10,201,993)              --       (9,456,342)
                                                              --------------   --------------   --------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................       7,121,213       25,386,219       61,976,290
      Institutional Service Class...........................         494,243          772,435        1,367,196
    Net asset value of shares issued to shareholders in
      reinvestment of dividends:
      Institutional Class...................................       9,947,786               --        9,210,122
      Institutional Service Class...........................         218,891               --          219,629
                                                              --------------   --------------   --------------
                                                                  17,782,133       26,158,654       72,773,237
    Cost of shares redeemed:
      Institutional Class...................................     (23,966,048)     (33,747,011)     (35,070,585)
      Institutional Service Class...........................        (525,416)      (1,238,448)        (768,339)
                                                              --------------   --------------   --------------
      Increase (decrease) in net assets derived from capital
        share transactions..................................      (6,709,331)      (8,826,805)      36,934,313
                                                              --------------   --------------   --------------
      Net increase (decrease) in net assets.................     (14,898,564)     (11,352,373)      39,188,229
NET ASSETS:
  Beginning of period.......................................     148,772,398      160,124,771      120,936,542
                                                              --------------   --------------   --------------
  End of period.............................................  $  133,873,834   $  148,772,398   $  160,124,771
                                                              ==============   ==============   ==============
  Accumulated undistributed net investment income at end of
    period..................................................  $    3,013,507   $    8,560,517   $           --
                                                              ==============   ==============   ==============

------------
* The Fund changed its fiscal year end from December 31 to October 31.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED BOND FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                              INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
                              INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
                                  CLASS           CLASS           CLASS           CLASS           CLASS           CLASS
                              -------------   -------------   -------------   -------------   -------------   -------------
                                                                     JANUARY 1, 1999
                                    SIX MONTHS ENDED                     THROUGH                       YEAR ENDED
                                    APRIL 30, 2000**                OCTOBER 31, 1999*               DECEMBER 31, 1998
                              -----------------------------   -----------------------------   -----------------------------
Net asset value at beginning
of period...................    $  10.76        $  10.74        $  10.93        $  10.92        $  10.74        $  10.74
                                --------        --------        --------        --------        --------        --------
Net investment income.......        0.36            0.35            0.62            0.61            0.69            0.66
Net realized and unrealized
 gain (loss) on
 investments................       (0.22)          (0.22)          (0.79)          (0.79)           0.19            0.18
                                --------        --------        --------        --------        --------        --------
Total from investment
 operations.................        0.14            0.13           (0.17)          (0.18)           0.88            0.84
                                --------        --------        --------        --------        --------        --------
Less dividends and
 distributions:
From net investment income..       (0.75)          (0.72)             --              --           (0.69)          (0.66)
From net realized gain on
 investments................          --              --              --              --              --              --
                                --------        --------        --------        --------        --------        --------
Total dividends and
 distributions..............       (0.75)          (0.72)             --              --           (0.69)          (0.66)
                                --------        --------        --------        --------        --------        --------
Net asset value at end of
 period.....................    $  10.15        $  10.15        $  10.76        $  10.74        $  10.93        $  10.92
                                ========        ========        ========        ========        ========        ========
Total investment return.....        1.47%(a)        1.37%(a)       (1.56%)(a)      (1.65%)(a)       8.21%           7.86%
Ratios (to average net
 assets)/Supplemental Data:
 Net investment income......        6.64%+          6.39%+          6.42%+          6.17%+          6.37%           6.12%
 Net expenses...............        0.50%+          0.75%+          0.50%+          0.75%+          0.50%           0.75%
 Expenses (before
   reimbursement)...........        0.64%+          0.89%+          0.62%+          0.87%+          0.65%           0.90%
Portfolio turnover rate.....          10%             10%             31%             31%             14%             14%
Net assets at end of period
 (in 000's).................    $130,519        $  3,355        $145,427        $  3,345        $156,244        $  3,881

------------
 * The Fund changed its fiscal year end from December 31 to October 31. ** Unaudited.
 +  Annualized.
(a) Total return is not annualized.
(b) Institutional Service Class commenced January 1, 1995.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                     INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
     INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL
         CLASS           CLASS           CLASS           CLASS           CLASS         CLASS(b)          CLASS
     -------------   -------------   -------------   -------------   -------------   -------------   -------------
                                                YEAR ENDED DECEMBER 31
     -------------------------------------------------------------------------------------------------------------
                 1997                            1996                            1995                    1994
     -----------------------------   -----------------------------   -----------------------------   -------------
       $  10.52        $  10.52        $  10.99        $  10.99        $  10.06        $  10.06        $  11.08
       --------        --------        --------        --------        --------        --------        --------
           0.73            0.70            0.76            0.74            0.82            0.81            0.65
           0.22            0.22           (0.48)          (0.48)           1.00            1.00           (1.03)
       --------        --------        --------        --------        --------        --------        --------
           0.95            0.92            0.28            0.26            1.82            1.81           (0.38)
       --------        --------        --------        --------        --------        --------        --------
          (0.73)          (0.70)          (0.75)          (0.73)          (0.82)          (0.81)          (0.64)
             --              --              --              --           (0.07)          (0.07)             --
       --------        --------        --------        --------        --------        --------        --------
          (0.73)          (0.70)          (0.75)          (0.73)          (0.89)          (0.88)          (0.64)
       --------        --------        --------        --------        --------        --------        --------
       $  10.74        $  10.74        $  10.52        $  10.52        $  10.99        $  10.99        $  10.06
       ========        ========        ========        ========        ========        ========        ========
           9.01%           8.75%           2.55%           2.34%          18.07%          17.97%          (3.44%)
           6.60%           6.35%           6.21%           5.96%           6.38%           6.13%           6.13%
           0.50%           0.75%           0.50%           0.75%           0.50%           0.75%           0.50%
           0.65%           0.90%           0.65%           0.90%           0.63%           0.88%           0.61%
             32%             32%            312%            312%            284%            284%            274%
       $117,922        $  3,015        $109,482        $  2,764        $163,219        $    471        $169,404

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Short-Term Bond Fund
--------------------------------------------------------------------------------

During the six months ended April 30, 2000, the Federal Reserve raised the targeted Federal Funds rate three times in successive 25-basis-point moves in November, February, and March. While rising interest rates typically have a negative impact on long-term bond prices, short-term bond investors were able to capture progressively higher yields as their investments matured and the proceeds were reinvested at higher rates.

During the reporting period, a Treasury buy-back program helped strengthen long-term government bond prices in general. Widespread market anticipation of the Federal Reserve's rate adjustments helped keep short-term bond prices within reasonable parameters during the reporting period.

PERFORMANCE REVIEW

For the six months ended April 30, 2000, MainStay Institutional Short-Term Bond Fund returned 1.63% for Institutional Class Shares and 1.58% for Service Class shares. This compared with a 2.07% return for the average Lipper(1) short-term U.S. government fund, the 1.42% return for the Lehman 2-Year Treasury Index, and a 1.82% return for the Salomon Smith Barney 1-3 Year Treasury Index(2) over the same period. The Fund's defensive positioning during portions of the reporting period may help to explain its performance relative to its peers, while specific security selection helped the Fund outperform two-year Treasuries.

Both of the Fund's share classes received an overall four-star rating out of 1,696 taxable bond funds by Morningstar(3) as of April 30, 2000. Institutional Class shares were rated five stars and Service Class shares were rated four stars out of 1,696 taxable bond funds for the three-year period then ended, and both share classes were rated four stars out of 1,292 taxable bond funds for the five years then ended.

FOCUS ON HIGH QUALITY

Anticipating rising interest rates and strong demand for higher-quality investments as the year 2000 approached, the Fund maintained a relatively defensive posture during November and December of 1999, which provided protection for the portfolio in that environment. The Fund ended calendar 1999 with over 95% of the portfolio invested in government, AAA-rated, or cash-equivalent securities.

During the first four months of 2000, Treasuries were the best-performing short-term bond sector, and the Fund's strong commitment to Treasury securities, which accounted for approximately half of the Fund's portfolio as of April 30, 2000, contributed positively to the Fund's performance. Over the same four-month period, the Fund's total return was ahead of the 2-year Treasury bond by more than 40 basis points and slightly ahead of the Salomon Brothers Smith Barney 1-3 Year Treasury Index.

At the end of the reporting period, the quality of most of the securities in the Fund's investment portfolio was very high. The portfolio continues to invest in short-maturity, high-quality corporate bonds, mortgage-backed, and U.S. agency securities. These issues may provide higher yields than comparable Treasury securities under certain market conditions, and they contributed positively to the Fund's performance. We anticipate adding to these securities when rising interest rates start to plateau.

LOOKING AHEAD

We believe that the Federal Reserve will continue to raise short-term interest rates. We are monitoring inflation, employment, and investor perceptions and their potential

--------------------------------------------------------------------------------
(1) Lipper Inc. is an independent monitor of mutual fund performance. Its rankings are based on total returns with capital gains and dividends reinvested.
(2) The Salomon Smith Barney 1-3 Year Treasury Index is an unmanaged index that is generally considered to be representative of the U.S. short-term bond market. Returns reflect reinvestment of all income and capital gains. An investment cannot be made directly into an index.
(3) Morningstar, Inc. is an independent fund performance monitor. Its ratings reflect historic risk-adjusted performance, taking fees and sales charges into account, and may change monthly. Its ratings of one (low) to five
    (high) stars are based on a fund's three-, five-, and 10-year average annual returns (if applicable) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. The top 10% of funds in a broad asset class receive five stars, the next 22.5% receive four stars, the middle 35% receive three stars, the next 22.5% receive two stars, and the bottom 10% receive one star. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

to influence demand for short-term securities. Whatever the markets and the economy may bring, the Fund will continue to seek to maximize total return, consistent with liquidity, preservation of capital, and investment in short-term debt securities.

EDWARD J. MUNSHOWER
CHRISTOPHER HARMS
Portfolio Managers
MacKay Shields LLC

--------------------------------------------------------------------------------
Past performance is no guarantee of future results.

The Fund's net asset value will fluctuate and you could lose money by investing in the Fund. The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund. Investments in the Fund are not guaranteed, even though some of the Fund's investments are guaranteed as to the payment of principal and interest by the U.S. government or its agencies or instrumentalities.

                  $250,000 INVESTED IN MAINSTAY INSTITUTIONAL
                            SHORT-TERM BOND FUND VS
                  SALOMON SMITH BARNEY 1-3 YEAR TREASURY INDEX
                           INSTITUTIONAL CLASS SHARES

[INSTITUTIONAL CLASS SHARES GRAPH]
==================================

                                                               SALOMON SMITH BARNEY 1-3 YEAR
                                                                       TREASURY INDEX                  SHORT-TERM BOND FUND
                                                               -----------------------------           --------------------
1/2/91                                                                    $250,000                            $250,000
91                                                                         279,142                             278,250
92                                                                         296,747                             294,765
93                                                                         312,740                             311,468
94                                                                         314,415                             311,813
95                                                                         348,173                             343,849
96                                                                         365,888                             360,374
97                                                                         390,193                             382,476
98                                                                         417,476                             406,824
99                                                                         430,177                             416,592
00 as of 4/30/00                                                           436,630                             422,240

THESE GRAPHS ASSUME A $250,000 INVESTMENT MADE ON 1/2/91.

                  $250,000 INVESTED IN MAINSTAY INSTITUTIONAL
                            SHORT-TERM BOND FUND VS
                  SALOMON SMITH BARNEY 1-3 YEAR TREASURY INDEX
                              SERVICE CLASS SHARES

[SERVICE CLASS SHARES GRAPH]
============================

                                                               SALOMON SMITH BARNEY 1-3 YEAR
                                                                       TREASURY INDEX                  SHORT-TERM BOND FUND
                                                               -----------------------------           --------------------
1/2/91                                                                    $250,000                            $250,000
91                                                                         279,142                             278,250
92                                                                         296,747                             294,765
93                                                                         312,740                             311,468
94                                                                         314,415                             311,813
95                                                                         348,173                             343,197
96                                                                         365,888                             358,490
97                                                                         390,193                             379,941
98                                                                         417,476                             402,666
99                                                                         430,177                             411,716
00 as of 4/30/00                                                           436,630                             416,839

                                                    TOTAL RETURN(*)           AVERAGE ANNUAL TOTAL RETURN(*)
                 PERFORMANCE                     AS OF APRIL 30, 2000              AS OF APRIL 30, 2000
-----------------------------------------------------------------------------------------------------------------
                                                SIX-MONTH PERIOD          ONE YEAR   FIVE YEARS   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund Institutional Class                 1.63%              3.02%       5.39%          5.77%
Short-Term Bond Fund Service Class(+)                    1.58               2.76        5.14           5.63
Average Lipper short U.S. government fund(++)            2.07               3.24        5.10           5.44
Salomon Smith Barney 1-3 Year Treasury Index             1.82               3.62        5.91           6.16

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
[PERFORMANCE CHART]

1991                      1992         1993         1994         1995         1996         1997         1998         1999
----                      ----         ----         ----         ----         ----         ----         ----         ----
11.3                      5.94         5.67         0.11        10.27         4.81         6.13         6.37         2.12


2000
----

1.63

--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS THAN THAT SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(*) Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends, and, for the Service Class shares, include the service fee of .25% on an annualized basis of the average daily net asset value of the Service Class shares.

(+) Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to 12/31/94. Performance figures for these two classes will vary after this date based on differences in their expense structures.

(++) Lipper Inc. is an independent monitor of mutual fund performance. Its rankings are based on total returns with capital gains and dividends reinvested.

(sec.) The Salomon Smith Barney 1-3 Year Treasury Index is an unmanaged index that is generally considered to be representative of the U.S. short-term bond market. Returns reflect reinvestment of all income and capital gains. An investment cannot be made directly into an index.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
April 30, 2000 (Unaudited)

LONG-TERM INVESTMENTS (98.0%)+
ASSET-BACKED SECURITIES (20.6%)
                                   PRINCIPAL
                                     AMOUNT        VALUE
                                   -----------------------
AUTO LEASES (1.0%)
Ford Credit Auto Owner Trust
 Series 2000-B Class A3
 6.97%, due 4/15/03..............  $  320,000   $   318,768
                                                -----------
CONSUMER LOANS (2.3%)
Green Tree Financial Corp.
 Series 1999-4 Class A4
 6.64%, due 5/1/31...............     775,000       749,944
                                                -----------
ELECTRIC UTILITIES (3.8%)
Boston Edison Co.
 Series 1999-1 Class A2
 6.45%, due 9/15/05..............   1,045,000     1,022,428
PECO Energy Transition Trust
 Series 2000-A Class A2
 7.30%, due 9/1/02...............     205,000       204,611
                                                -----------
                                                  1,227,039
                                                -----------
EQUIPMENT LOANS (7.4%)
Case Equipment Loan Trust
 Series 1999-A Class A4
 5.77%, due 8/15/05..............   1,110,000     1,072,381
CNH Case Equipment Trust
 Series 2000-A Class B
 7.32%, due 2/15/07..............     271,874       270,381
IKON Receivables LLC
 Series 1999-1 Class A3
 5.99%, due 5/15/05..............   1,065,000     1,050,644
                                                -----------
                                                  2,393,406
                                                -----------
HOME EQUITY LOANS (1.6%)
Conseco Finance
 Securitizations Corp.
 Series 1999-F Class A2
 6.72%, due 10/15/14.............     515,000       509,170
                                                -----------
LEISURE TIME (3.3%)
Harley-Davidson Eaglemark
 Motorcycle Trust
 Series 1999-1 Class A2
 5.52%, due 2/15/05..............   1,120,000     1,085,504
                                                -----------
RECREATIONAL VEHICLES (1.2%)
Fleetwood Credit Corp.
 Grantor Trust
 Series 1996-A Class A
 6.75%, due 10/17/11.............     413,681       408,340
                                                -----------
Total Asset-Backed Securities
 (Cost $6,833,001)...............                 6,692,171
                                                -----------

------------
+ Percentages indicated are based on Fund net assets.

CORPORATE BONDS (6.2%)
                                   PRINCIPAL
                                     AMOUNT        VALUE
                                   -----------------------
BEVERAGE--ALCOHOLIC (1.7%)
Seagram, Joseph E. & Sons Inc.
 5.79%, due 4/15/01..............  $  575,000   $   565,357
                                                -----------
FINANCE (1.0%)
General Electric Capital Corp.
 7.00%, due 2/3/03...............     315,000       312,250
                                                -----------
INVESTMENT BANK/BROKERAGE (3.5%)
Donaldson, Lufkin & Jenrette Inc.
 5.875%, due 4/1/02..............     745,000       718,910
Morgan Stanley Dean Witter & Co.
 7.375%, due 4/15/03.............     415,000       412,967
                                                -----------
                                                  1,131,877
                                                -----------
Total Corporate Bonds
 (Cost $2,047,988)...............                 2,009,484
                                                -----------
U.S. GOVERNMENT &
FEDERAL AGENCIES (70.1%)

FEDERAL NATIONAL MORTGAGE ASSOCIATION (22.0%)
 5.375%, due 3/15/02 (a).........   4,045,000     3,930,162
 5.625%, due 3/15/01.............   3,230,000     3,202,707
                                                -----------
                                                  7,132,869
                                                -----------
UNITED STATES TREASURY BOND (8.8%)
 11.625%, due 11/15/02 (a).......   2,585,000     2,874,598
                                                -----------
UNITED STATES TREASURY NOTES (39.3%)
 5.50%, due 2/28/03 (a)..........   2,360,000     2,292,150
 6.00%, due 7/31/02..............   1,020,000     1,005,975
 6.25%, due 1/31/02..............   1,330,000     1,319,613
 6.50%, due 8/31/01 (a)..........   5,310,000     5,298,371
 6.625%, due 3/31/02.............     650,000       648,882
 7.50%, due 11/15/01 (a).........   2,185,000     2,209,581
                                                -----------
                                                 12,774,572
                                                -----------
Total U.S. Government &
 Federal Agencies
 (Cost $23,029,074)..............                22,782,039
                                                -----------
YANKEE BOND (1.1%)

MANUFACTURING--DIVERSIFIED (1.1%)
Tyco International Group S.A.
 6.25%, due 6/15/13 (b)..........     360,000       340,765
                                                -----------
Total Yankee Bond
 (Cost $343,392).................                   340,765
                                                -----------
Total Long-Term Investments
 (Cost $32,253,455)..............                31,824,459
                                                -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

SHORT-TERM INVESTMENT (1.5%)
                                   PRINCIPAL
                                     AMOUNT        VALUE
                                   -----------------------
COMMERCIAL PAPER (1.5%)
UBS Finance Delaware LLC
 6.25%, due 5/1/00...............  $  490,000   $   489,836
                                                -----------
Total Short-Term Investment
 (Cost $489,836).................                   489,836
                                                -----------
Total Investments
 (Cost $32,743,291) (c)..........        99.5%   32,314,295(d)
Cash and Other Assets,
 Less Liabilities................         0.5       177,196
                                   ----------   -----------
Net Assets.......................       100.0%  $32,491,491
                                   ==========   ===========

--------------------------------------------------------
(a)  Represents securities out on loan or a portion which is out on loan. (See
     Note 2(0))
(b)  Floating rate. Rate shown is the rate in effect at April 30, 2000.
(c)  The cost for Federal income tax purposes is $32,765,387.
(d) At April 30, 2000 gross unrealized depreciation was $451,092, based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $451,092.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

SHORT-TERM BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2000 (Unaudited)


ASSETS:
 Investment in securities, at value (identified
   cost $32,743,291)...............................  $32,314,295
 Cash..............................................        4,029
 Collateral held for securities loaned at value
   (Note 2(O)).....................................    9,702,661
 Receivables:
   Investment securities sold......................      495,000
   Interest........................................      421,951
   Fund shares sold................................       14,844
                                                     -----------
       Total assets................................   42,952,780
                                                     -----------
LIABILITIES:
 Securities lending collateral (Note 2(O)).........    9,702,661
 Payables:
   Investment securities purchased.................      694,563
   MainStay Management.............................       10,847
   Fund shares redeemed............................        7,549
   Custodian.......................................        6,717
   Transfer agent..................................        4,692
 Accrued expenses..................................       34,260
                                                     -----------
       Total liabilities...........................   10,461,289
                                                     -----------
 Net assets........................................  $32,491,491
                                                     ===========
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share)
   1 billion shares authorized
   Institutional Class.............................  $     3,506
   Institutional Service Class.....................          117
 Additional paid-in capital........................   40,377,603
 Accumulated undistributed net investment income...      618,647
 Accumulated net realized loss on investments......   (8,079,386)
 Net unrealized depreciation on investments........     (428,996)
                                                     -----------
 Net assets........................................  $32,491,491
                                                     ===========
Institutional Class
 Net assets applicable to outstanding shares.......  $31,448,927
                                                     ===========
 Shares of capital stock outstanding...............    3,506,019
                                                     ===========
 Net asset value per share outstanding.............  $      8.97
                                                     ===========
Institutional Service Class
 Net assets applicable to outstanding shares.......  $ 1,042,564
                                                     ===========
 Shares of capital stock outstanding...............      116,548
                                                     ===========
 Net asset value per share outstanding.............  $      8.95
                                                     ===========

STATEMENT OF OPERATIONS
For the six months ended April 30, 2000 (Unaudited)


INVESTMENT INCOME:
 Income:
   Interest........................................  $ 1,037,935
                                                     -----------
 Expenses:
   Management......................................       99,211
   Professional....................................       17,130
   Transfer agent..................................       14,541
   Registration....................................       14,409
   Custodian.......................................        8,830
   Pricing Service.................................        1,785
   Shareholder communication.......................        1,378
   Service.........................................        1,269
   Directors.......................................          387
   Miscellaneous...................................        8,041
                                                     -----------
       Total expenses before
        reimbursement..............................      166,981
   Expense reimbursement from Manager..............      (63,262)
                                                     -----------
       Net expenses................................      103,719
                                                     -----------
 Net investment income.............................      934,216
                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments..................     (556,488)
 Net change in unrealized appreciation
   (depreciation) on investments...................      183,367
                                                     -----------
 Net realized and unrealized loss on investments...     (373,121)
                                                     -----------
 Net increase in net assets resulting from
   operations......................................  $   561,095
                                                     ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

SHORT-TERM BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2000 (Unaudited), the period January 1, 1999 through October 31, 1999* and the year ended December 31, 1998

                                                                  2000          1999*           1998
                                                              ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income...................................  $    934,216   $  2,389,951   $  2,578,509
    Net realized gain (loss) on investments.................      (556,488)      (440,119)        26,879
    Net change in unrealized appreciation (depreciation)
      on investments........................................       183,367       (830,282)        84,111
                                                              ------------   ------------   ------------
    Net increase in net assets resulting from operations....       561,095      1,119,550      2,689,499
                                                              ------------   ------------   ------------
  Dividends to shareholders:
    From net investment income:
      Institutional Class...................................    (2,613,821)            --     (2,516,800)
      Institutional Service Class...........................       (84,430)            --        (67,925)
                                                              ------------   ------------   ------------
        Total dividends to shareholders.....................    (2,698,251)            --     (2,584,725)
                                                              ------------   ------------   ------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................    15,222,872     28,062,583     17,781,967
      Institutional Service Class...........................        82,231        298,883        791,418
    Net asset value of shares issued to shareholders in
      reinvestment of dividends:
      Institutional Class...................................     2,613,817             --      2,516,797
      Institutional Service Class...........................        59,231             --         67,923
                                                              ------------   ------------   ------------
                                                                17,978,151     28,361,466     21,158,105
    Cost of shares redeemed:
      Institutional Class...................................   (32,469,477)   (23,230,166)   (24,848,447)
      Institutional Service Class...........................       (66,325)      (557,420)    (1,081,302)
                                                              ------------   ------------   ------------
      Increase (decrease) in net assets derived from capital
        share transactions..................................   (14,557,651)     4,573,880     (4,771,644)
                                                              ------------   ------------   ------------
      Net increase (decrease) in net assets.................   (16,694,807)     5,693,430     (4,666,870)
NET ASSETS:
  Beginning of period.......................................    49,186,298     43,492,868     48,159,738
                                                              ------------   ------------   ------------
  End of period.............................................  $ 32,491,491   $ 49,186,298   $ 43,492,868
                                                              ============   ============   ============
  Accumulated undistributed net investment income at end of
    period..................................................  $    618,647   $  2,382,682   $         --
                                                              ============   ============   ============

------------
* The Fund changed its fiscal year end from December 31 to October 31.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

SHORT-TERM BOND FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                            INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
                            INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE
                                CLASS           CLASS           CLASS           CLASS           CLASS           CLASS
                            -------------   -------------   -------------   -------------   -------------   -------------
                                                                   JANUARY 1, 1999
                                  SIX MONTHS ENDED                     THROUGH                       YEAR ENDED
                                  APRIL 30, 2000**                OCTOBER 31, 1999*               DECEMBER 31, 1998
                            -----------------------------   -----------------------------   -----------------------------
Net asset value at
beginning of period.......     $  9.63         $  9.59         $  9.43         $  9.41         $  9.39         $  9.38
                               -------         -------         -------         -------         -------         -------
Net investment income.....        0.51            0.50            0.47            0.45            0.56            0.53
Net realized and
  unrealized gain (loss)
  on investments..........       (0.36)          (0.36)          (0.27)          (0.27)           0.04            0.03
                               -------         -------         -------         -------         -------         -------
Total from investment
  operations..............        0.15            0.14            0.20            0.18            0.60            0.56
                               -------         -------         -------         -------         -------         -------
Less dividends from net
  investment income.......       (0.81)          (0.78)             --              --           (0.56)          (0.53)
                               -------         -------         -------         -------         -------         -------
Net asset value at end of
  period..................     $  8.97         $  8.95         $  9.63         $  9.59         $  9.43         $  9.41
                               =======         =======         =======         =======         =======         =======
Total investment return...        1.63%(a)        1.58%(a)        2.12%(a)        1.91%(a)        6.37%           5.98%
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income...        5.66%+          5.41%+          5.42%+          5.17%+          5.95%           5.70%
  Net expenses............        0.60%+          0.85%+          0.60%           0.85%           0.60%           0.85%
  Expenses (before
    reimbursement)........        1.00%+          1.25%+          0.85%+          1.10%+          0.89%           1.14%
Portfolio turnover rate...          69%             69%            105%            105%            125%            125%
Net assets at end of
  period (in 000's).......     $31,449         $ 1,042         $48,150         $ 1,036         $42,219         $ 1,273

------------
 * The Fund changed its fiscal year end from December 31 to October 31. ** Unaudited.
 +  Annualized.
(a) Total return is not annualized.
(b) Institutional Service Class commenced January 1, 1995.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                     INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
     INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL
         CLASS           CLASS           CLASS           CLASS           CLASS         CLASS(b)          CLASS
     -------------   -------------   -------------   -------------   -------------   -------------   -------------
                                                YEAR ENDED DECEMBER 31
     -------------------------------------------------------------------------------------------------------------
                 1997                            1996                            1995                    1994
     -----------------------------   -----------------------------   -----------------------------   -------------
        $  9.48         $  9.46         $  9.68         $  9.67         $  9.37         $  9.37         $ 10.33
        -------         -------         -------         -------         -------         -------         -------
           0.67            0.64            0.66            0.64            0.65            0.64            0.97
          (0.09)          (0.08)          (0.20)          (0.21)           0.31            0.30           (0.96)
        -------         -------         -------         -------         -------         -------         -------
           0.58            0.56            0.46            0.43            0.96            0.94            0.01
        -------         -------         -------         -------         -------         -------         -------
          (0.67)          (0.64)          (0.66)          (0.64)          (0.65)          (0.64)          (0.97)
        -------         -------         -------         -------         -------         -------         -------
        $  9.39         $  9.38         $  9.48         $  9.46         $  9.68         $  9.67         $  9.37
        =======         =======         =======         =======         =======         =======         =======
           6.13%           5.98%           4.81%           4.46%          10.27%          10.07%           0.11%
           6.24%           5.99%           5.85%           5.60%           6.38%           6.13%           5.90%
           0.60%           0.85%           0.60%           0.85%           0.60%           0.85%           0.60%
           0.82%           1.07%           0.79%           1.04%           0.82%           1.07%           0.72%
            153%            153%            195%            195%            171%            171%            269%
        $46,674         $ 1,485         $57,805         $ 1,316         $50,902         $ 1,128         $62,340

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Money Market Fund
--------------------------------------------------------------------------------

During the six months ended April 30, 2000, the Federal Reserve moved to raise interest rates three times--in November of 1999, and February and March of 2000. Each of these moves increased the targeted federal funds rate by 25 basis points. The rate increases generally had a positive impact on the yields available to money-market investors.

We believe ongoing concerns about strong economic growth, tight labor markets, and inflationary pressures are likely to keep the Federal Reserve in a tightening mode. Seeking appropriate ways to manage interest-rate risk may be a key consideration in the coming months, as Fund managers seek to capitalize on anticipated Federal Reserve moves.

PERFORMANCE REVIEW

For the six months ended April 30, 2000, MainStay Institutional Money Market Fund returned 2.75% for Institutional Class shares, 2.62% for Service Class shares, and 2.50% for Sweep Shares Class shares. All share classes underperformed the 2.76% return of the average Lipper(1) institutional money market fund over the same six-month period.

The Fund's underperformance relative to its Lipper peers resulted from shortening the Fund's weighted average maturity from 53 to 34 days during the first quarter of 2000, as we repositioned the Fund to capitalize on an anticipated 50 basis-point increase in interest rates.

STRATEGIES AND SECTOR WEIGHTINGS

During the reporting period, the Fund's weighted average maturity ranged from 30 to 68 days. In light of the Federal Reserve's ongoing tightening strategy, the Fund reduced its weighted average maturity to a target range of 30 to 40 days, seeking to capitalize on the rate increases we anticipated during and after the reporting period. In our opinion, the yield premiums for extending the weighted average maturity of the Fund were not sufficient to justify longer maturities.

Utilizing our expertise with asset-backed commercial paper, the Fund made several investments in these securities, which helped enhance portfolio yield. Although these asset-backed securities tend to trade cheaper than other securities because of their structure, we believe they still represent investments of the highest quality. The Fund also invested in floating-rate securities, which offer a yield premium over comparable commercial paper. While the maturities of the floating-rate securities tend to be longer, the rates may be tied to short-term benchmarks such as the federal funds rate or one-month or quarterly LIBOR (the London Interbank Offered Rate).

One of the Fund's significant purchases during the reporting period was Wesley Commercial and Residential Securities Funding Trust I, an asset-backed security collateralized by commercial and residential mortgage pools. The Fund also purchased floating-rate securities from Caterpillar Financial Services Corp. and Heller Financial Inc. These types of investments provided the Fund with higher yields than comparable commercial paper, without negatively impacting portfolio quality. The Fund remains underweighted in Treasury and agency securities and continues to emphasize securities that offer yield advantages over Treasuries.

LOOKING AHEAD

There is little doubt that the Federal Reserve will continue to adjust the money supply in response to strong economic growth, tight labor markets, and inflationary pressures. We believe this may result in additional tightening moves, perhaps at a more aggressive pace. As a result, we intend to maintain a shorter maturity structure in the Fund over the near term to capture anticipated rate increases in a responsive manner.

--------------------------------------------------------------------------------
(1) Lipper Inc. is an independent monitor of mutual fund performance. Its rankings are based on total returns with capital gains and dividends reinvested.

--------------------------------------------------------------------------------

We will closely monitor this strategy and revise it when we believe economic conditions warrant a change. Whatever the markets or the economy may bring, the Fund will continue to seek a high level of current income while preserving capital and maintaining liquidity.

MARK C. BOYCE
DAVID CLEMENT
Portfolio Managers
New York Life Asset Management Operating Company LLC

--------------------------------------------------------------------------------
Past performance is no guarantee of future results.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Foreign securities can be subject to greater risks than domestic investments, including political and economic instability, less publicly available information about issuers, and changes in U.S. or foreign tax or currency laws. The Fund may invest in derivatives, which may result in a loss to the Fund.

                  $250,000 INVESTED IN MAINSTAY INSTITUTIONAL
                              MONEY MARKET FUND VS
                 AVERAGE LIPPER INSTITUTIONAL MONEY MARKET FUND
                           INSTITUTIONAL CLASS SHARES

[INSTITUTIONAL CLASS SHARES GRAPH]
=================================

                                                                                               AVERAGE LIPPER INSTITUTIONAL MONEY
                                                            INSTITUTIONAL MONEY MARKET FUND               MARKET FUND
                                                            -------------------------------    ----------------------------------
1/2/91                                                                  $250,000                             $250,000
91                                                                       264,886                              264,974
92                                                                       274,574                              274,560
93                                                                       282,505                              282,582
94                                                                       293,461                              293,763
95                                                                       309,973                              310,470
96                                                                       325,805                              326,448
97                                                                       342,990                              343,791
98                                                                       360,986                              362,020
99                                                                       378,626                              379,862
00 as of 4/30/00                                                         385,583                              386,889

                  $250,000 INVESTED IN MAINSTAY INSTITUTIONAL
                              MONEY MARKET FUND VS
                 AVERAGE LIPPER INSTITUTIONAL MONEY MARKET FUND
                           SWEEP SHARES CLASS SHARES

[SWEEP SHARES CLASS SHARES GRAPH]
=================================

                                            INSTITUTIONAL MONEY MARKET   AVERAGE LIPPER INSTITUTIONAL
                                                       FUND                   MONEY MARKET FUND
                                            --------------------------   ----------------------------
1/2/91                                               $250,000                       $250,000
91                                                    264,886                        264,974
92                                                    274,574                        274,560
93                                                    282,505                        282,582
94                                                    293,461                        293,763
95                                                    309,478                        310,470
96                                                    324,481                        326,448
97                                                    340,748                        343,791
98                                                    357,764                        362,020
99                                                    373,387                        379,862
00 as of 4/30/00                                      379,623                        386,889

                  $250,000 INVESTED IN MAINSTAY INSTITUTIONAL
                              MONEY MARKET FUND VS
                 AVERAGE LIPPER INSTITUTIONAL MONEY MARKET FUND
                              SERVICE CLASS SHARES

[SERVICE CLASS SHARES GRAPH]
============================

                                                                                               AVERAGE LIPPER INSTITUTIONAL MONEY
                                                            INSTITUTIONAL MONEY MARKET FUND               MARKET FUND
                                                            -------------------------------    ----------------------------------
1/2/91                                                                  $250,000                             $250,000
91                                                                       264,886                              264,974
92                                                                       274,574                              274,560
93                                                                       282,505                              282,582
94                                                                       293,461                              293,763
95                                                                       309,478                              310,470
96                                                                       324,481                              326,448
97                                                                       340,748                              343,791
98                                                                       357,737                              362,020
99                                                                       374,287                              379,862
00 as of 4/30/00                                                         380,852                              386,889

THESE GRAPHS ASSUME A $250,000 INVESTMENT MADE ON 1/2/91.

                                                     TOTAL RETURN(*)           AVERAGE ANNUAL TOTAL RETURN(*)
                  PERFORMANCE                     AS OF APRIL 30, 2000              AS OF APRIL 30, 2000
------------------------------------------------------------------------------------------------------------------
                                                 Six-month period          One year   Five years   Since inception
------------------------------------------------------------------------------------------------------------------
Money Market Fund Institutional Class(+)                  2.75%              5.19%       5.23%          4.75%
Money Market Fund Service Class(+)                        2.62               4.93        4.97           4.61
Money Market Fund Sweep Shares Class(+)                   2.50               4.67        4.90           4.58
Average Lipper institutional money market
 fund(++)                                                 2.76               5.25        5.31           4.93

YEAR-BY-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
[PERFORMANCE CHART]

1991                      1992         1993         1994         1995         1996         1997         1998         1999
----                      ----         ----         ----         ----         ----         ----         ----         ----
5.95                      3.66         2.89         3.88         5.63         5.11         5.27         5.25         3.96


2000
----

2.75

--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS THAN THAT SHOWN.

Investments in MainStay Institutional Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

 * Total returns shown herein include the change in share price and reinvestment of capital gain distributions and dividends.

(+) Performance figures for the Sweep Shares Class, first offered to the public on 12/8/98, include the historical performance of the Service Class from the Service Class's inception (1/1/95) up to 12/7/98. Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Fund's inception (1/2/91) up to 12/31/94. Performance figures for these classes will vary after these dates based on differences in their expense structures.

    MainStay Institutional Money Market Fund had an effective 7-day yield with a current 7-day yield of 5.81% and 5.65%, respectively, for the Institutional Class; 5.55% and 5.40%, respectively, for the Service Class; and 5.29% and 5.15%, respectively, for the Sweep Shares Class; all as of 4/30/00. These yields reflect certain expense limitations. Had these expenses not been limited, the effective 7-day yield and the current 7-day yield would have been 5.74% and 5.58%, respectively, for the Institutional Class; 5.48% and 5.33%, respectively, for the Service Class; and 5.21% and 5.08%, respectively, for the Sweep Shares Class. These expense limitations are voluntary and may be terminated or revised at any time.

(++) Lipper Inc. is an independent monitor of mutual fund performance. Its rankings are based on total returns with capital gains and dividends reinvested.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
April 30, 2000 (Unaudited)

SHORT-TERM INVESTMENTS (100.3%)+
                               PRINCIPAL     AMORTIZED
                                AMOUNT          COST
                              -------------------------
ASSET-BACKED SECURITY (1.2%)
Wesley Commercial &
 Residential Funding Trust I
 Series 2000-1 Class A1
 6.16%, due 3/29/01
 (a)(b)(c)..................  $ 5,000,000   $  5,000,000
                                            ------------
BANK NOTES (8.6%)
Comerica Bank (Detroit,
 Michigan)
 6.17%, due 9/11/00 (b)(c)..    5,000,000      4,999,107
First Union National Bank
 6.13%, due 8/18/00 (b)(c)..    5,000,000      5,000,000
Greenwood Trust Co.
 6.15%, due 5/24/00 (c).....   10,000,000     10,000,000
Huntington National Bank
 6.10%, due 2/9/01 (b)(c)...    5,000,000      5,002,126
Key Bank North America
 6.64%, due 11/2/00 (b)(c)..    5,000,000      5,007,747
National City Bank
 6.38%, due 10/16/00
 (b)(c).....................    5,000,000      5,003,211
                                            ------------
                                              35,012,191
                                            ------------
CERTIFICATES OF DEPOSIT (2.2%)
African Development Bank
 9.30%, due 7/1/00 (c)......    3,910,000      3,929,295
Suntrust Bank
 6.77%, due 4/18/01 (c).....    5,000,000      5,000,915
                                            ------------
                                               8,930,210
                                            ------------
COMMERCIAL PAPER (74.4%)
Aetna Services Inc.
 6.10%, due 5/18/00.........    7,635,000      7,613,007
Asset Portfolio Funding
 Corp.
 5.96%, due 6/8/00 (a)......   10,000,000      9,937,089
Banco Santander Puerto Rico
 6.03%, due 5/15/00.........   10,978,000     10,952,257
Concord Minutemen Capital
 Co. LLC
 6.06%, due 5/1/00 (a)......    9,127,000      9,127,000
Countrywide Home Loans Inc.
 6.06%, due 5/23/00.........   10,000,000      9,962,967
Edison International
 6.02%, due 5/17/00 (a).....   11,250,000     11,219,900
Frigate Funding Corp.
 6.10%, due 6/20/00 (a).....   10,000,000      9,915,278
General Electric Capital
 Corp.
 6.05%, due 6/7/00..........    8,000,000      7,950,256
General Motors Acceptance
 Corp.
 5.97%, due 7/10/00.........   10,000,000      9,883,917

------------
+ Percentages indicated are based on Fund net assets.

                               PRINCIPAL     AMORTIZED
                                AMOUNT          COST
                              -------------------------

COMMERCIAL PAPER (CONTINUED)
Govco Inc.
 5.83%, due 5/26/00 (a).....  $ 5,400,000   $  5,378,137
 6.09%, due 6/13/00 (a).....   10,000,000      9,927,258
Homeside Lending Inc.
 6.04%, due 5/8/00..........   12,300,000     12,285,554
John Deere Capital Corp.
 5.90%, due 6/5/00..........   10,000,000      9,942,639
Knight Ridder Inc.
 6.08%, due 6/19/00.........    5,000,000      4,958,622
Lexington Parker Capital Co.
 LLC
 6.06%, due 5/1/00 (a)......      926,000        926,000
Massachusetts College of
 Pharmacy
 5.85%, due 6/6/00..........    7,000,000      6,959,050
Merrill Lynch & Co., Inc.
 5.80%, due 6/23/00.........   10,000,000      9,914,611
Nestle Finance France S.A.
 6.00%, due 5/5/00..........    5,325,000      5,321,450
NSTAR
 6.10%, due 5/10/00 (a).....   10,000,000      9,984,750
Repsol International Finance
 B.V.
 6.08%, due 5/2/00..........   10,000,000      9,998,311
 6.14%, due 6/20/00.........    5,000,000      4,957,361
 6.18%, due 7/11/00.........    5,000,000      4,939,058
Salomon Smith Barney
 Holdings Inc.
 6.00%, due 5/4/00 (b)(c)...    8,000,000      7,996,000
SBC Communications Inc.
 6.05%, due 5/25/00 (a)(b)..    7,000,000      6,971,767
Sears Roebuck Acceptance
 Corp.
 5.95%, due 5/30/00 (b).....   10,000,000      9,952,069
Special Purpose Accounts
 Receivable Cooperative
 Corp.
 5.95%, due 5/1/00 (a)......   10,000,000     10,000,000
Svenska Handelsbanken Inc.
 6.27%, due 9/29/00.........    2,000,000      1,947,402
Target Corp.
 6.05%, due 5/17/00.........   15,000,000     14,959,667
Torchmark Corp.
 6.13%, due 6/5/00..........    5,000,000      4,970,201
 6.15%, due 5/22/00.........   14,250,000     14,198,878
UBS Finance Delaware LLC
 5.84%, due 5/8/00..........   10,000,000      9,988,644
Wood Street Funding Corp.
 5.91%, due 5/12/00 (a).....   10,000,000      9,981,942
World Omni Vehicle Leasing
 Inc.
 6.06%, due 5/5/00 (a)......    2,825,000      2,823,098
 6.08%, due 5/5/00 (a)......   10,818,000     10,810,692
 6.10%, due 6/6/00 (a)......    7,000,000      6,957,300

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2000 (Unaudited)

SHORT-TERM INVESTMENTS (CONTINUED)
                               PRINCIPAL     AMORTIZED
                                AMOUNT          COST
                              -------------------------
COMMERCIAL PAPER (CONTINUED)
Xerox Corp.
 6.11%, due 6/7/00..........  $ 5,000,000   $  4,968,601
 6.11%, due 6/15/00.........    5,000,000      4,961,813
                                            ------------
                                             303,542,546
                                            ------------
CORPORATE BONDS (2.7%)
Carolina Telephone &
 Telegraph Co.
 5.75%, due 8/15/00 (c).....    1,000,000        998,462
May Department Stores Co.
 9.88%, due 6/15/00 (c).....    2,640,000      2,651,704
Mountain States Telephone &
 Telegraph Co.
 9.50%, due 5/1/00 (c)......    2,200,000      2,200,000
So. Carolina Electric & Gas
 Co.
 6.00%, due 6/15/00 (c).....    5,000,000      4,999,510
                                            ------------
                                              10,849,676
                                            ------------
U.S. GOVERNMENT & FEDERAL AGENCIES (2.4%)
Freddie Mac (Discount Note)
 5.53%, due 6/30/00.........    2,615,000      2,590,898
Federal National Mortgage
 Association (Discount Note)
 5.72%, due 5/25/00.........    3,147,000      3,134,999
United States Treasury Bills
 5.26%, due 8/17/00.........    3,000,000      2,952,660
 5.47%, due 8/17/00.........    1,055,000      1,037,703
                                            ------------
                                               9,716,260
                                            ------------
MEDIUM-TERM NOTES (8.8%)
Bank One Corp.
 6.18%, due 1/3/01 (b)(c)...    5,000,000      5,000,000
Caterpillar Financial
 Services Corp.
 6.17%, due 2/5/01 (b)(c)...    5,000,000      5,004,406
 6.32%, due 6/8/00 (b)(c)...    5,000,000      5,000,322
Heller Financial Inc.
 6.35%, due 4/2/01 (b)(c)...   10,000,000      9,995,342
IBM Credit Corp.
 (zero coupon), due 5/19/00
 (c)........................   11,000,000     10,968,153
                                            ------------
                                              35,968,223
                                            ------------
Total Short-Term Investments
 (Amortized Cost
 $409,019,106) (d)..........        100.3%   409,019,106
Liabilities in Excess of
 Cash and Other Assets......         (0.3)    (1,142,541)
                              -----------   ------------
Net Assets..................        100.0%  $407,876,565
                              ===========   ============

------------
(a) May be sold to institutional investors only.
(b) Floating rate. Rate shown is the rate in effect at April 30, 2000.
(c) Coupon interest bearing security.
(d) The cost stated also represents the aggregate cost for Federal income tax purposes.

The table below sets forth the diversification of Money Market Fund investments by industry.
INDUSTRY DIVERSIFICATION

                                AMORTIZED
                                   COST        PERCENT +
                               -------------------------
Auto Finance.................  $ 30,475,006        7.5%
Banks........................    61,830,703       15.2
Brokerage....................    17,910,611        4.4
Capital Goods................    10,004,728        2.5
Computers & Office
 Equipment...................    20,898,567        5.0
Conglomerates................     7,950,256        1.9
Education....................     6,959,050        1.7
Farm Equipment...............     9,942,639        2.4
Finance......................    72,462,532       17.8
Insurance....................    26,782,086        6.6
Oil-International............    19,894,731        4.9
Publishing-Newspapers........     4,958,622        1.2
Retail.......................    27,563,440        6.8
Special Purpose Finance......    29,990,089        7.4
Telecommunication Services...     9,171,767        2.2
U.S. Government & Federal
 Agencies....................    25,021,657        6.1
Utilities....................     5,997,972        1.5
Utilities-Electric...........    21,204,650        5.2
                                -----------    --------
                                409,019,106      100.3
Liabilities in Excess of Cash
 and Other Assets............    (1,142,541)      (0.3)
                                -----------    --------
Net Assets...................  $407,876,565      100.0%
                                ===========    ========

------------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2000 (Unaudited)


ASSETS:
 Investment in securities, at value (amortized
   cost $409,019,106).............................  $409,019,106
 Cash.............................................           862
 Receivables:
   Investment securities sold.....................    21,234,355
   Interest.......................................       940,725
   Fund shares sold...............................        29,014
                                                    ------------
       Total assets...............................   431,224,062
                                                    ------------
LIABILITIES:
 Payables:
   Investment securities purchased................    20,092,612
   Fund shares redeemed...........................     1,143,118
   MainStay Management............................       190,840
   Custodian......................................         9,663
   Transfer agent.................................         8,703
 Accrued expenses.................................       158,385
 Dividend payable.................................     1,744,176
                                                    ------------
       Total liabilities..........................    23,347,497
                                                    ------------
 Net assets.......................................  $407,876,565
                                                    ============
COMPOSITION OF NET ASSETS:
 Capital stock (par value of $.001 per share)
   12 billion shares authorized
   Institutional Class............................  $    208,128
   Institutional Service Class....................         1,604
   Sweep Shares Class.............................       198,168
 Additional paid-in capital.......................   407,492,684
 Accumulated net realized loss on investments.....       (24,019)
                                                    ------------
 Net assets.......................................  $407,876,565
                                                    ============
Institutional Class
 Net assets applicable to outstanding shares......  $208,105,351
                                                    ============
 Shares of capital stock outstanding..............   208,128,456
                                                    ============
 Net asset value per share outstanding............  $       1.00
                                                    ============
Institutional Service Class
 Net assets applicable to outstanding shares......  $  1,604,185
                                                    ============
 Shares of capital stock outstanding..............     1,604,198
                                                    ============
 Net asset value per share outstanding............  $       1.00
                                                    ============
Sweep Shares Class
 Net assets applicable to outstanding shares......  $198,167,029
                                                    ============
 Shares of capital stock outstanding..............   198,167,930
                                                    ============
 Net asset value per share outstanding............  $       1.00
                                                    ============

STATEMENT OF OPERATIONS
For the six months ended April 30, 2000 (Unaudited)


INVESTMENT INCOME:
 Income:
   Interest........................................  $12,615,994
                                                     -----------
 Expenses:
   Management......................................    1,056,821
   Distribution--Sweep Shares Class................      233,610
   Service--Sweep Shares Class.....................      233,610
   Service--Institutional Service Class............        3,367
   Shareholder communication.......................       33,022
   Transfer agent..................................       26,870
   Professional....................................       25,677
   Custodian.......................................       22,982
   Registration....................................        4,661
   Directors.......................................        4,287
   Pricing Service.................................        1,374
   Miscellaneous...................................       14,459
                                                     -----------
       Total expenses before
        reimbursement..............................    1,660,740
   Expense reimbursement from Manager..............     (132,476)
                                                     -----------
       Net expenses................................    1,528,264
                                                     -----------
 Net investment income.............................   11,087,730
                                                     -----------
REALIZED LOSS ON INVESTMENTS:
 Net realized loss on investments..................       (2,031)
                                                     -----------
 Net increase in net assets resulting from
   operations......................................  $11,085,699
                                                     ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2000 (Unaudited), the period January 1, 1999 through October 31, 1999* and the year ended December 31, 1998

                                                                  2000            1999*           1998
                                                              -------------   -------------   -------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income...................................  $  11,087,730   $  13,213,728   $  14,014,435
    Net realized gain (loss) on investments.................         (2,031)          5,267         (22,863)
                                                              -------------   -------------   -------------
    Net increase in net assets resulting from operations....     11,085,699      13,218,995      13,991,572
                                                              -------------   -------------   -------------
  Dividends to shareholders:
    From net investment income:
      Institutional Class...................................     (6,369,180)     (8,402,982)    (10,021,538)
      Institutional Service Class...........................        (69,537)       (487,323)     (3,989,833)
      Sweep Shares Class....................................     (4,649,013)     (4,323,423)         (3,064)
                                                              -------------   -------------   -------------
        Total dividends to shareholders.....................    (11,087,730)    (13,213,728)    (14,014,435)
                                                              -------------   -------------   -------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................    222,927,156     478,066,197     267,338,520
      Institutional Service Class...........................      1,250,447      10,416,347      92,388,730
      Sweep Shares Class....................................    114,071,618     251,505,734       7,085,440
    Net asset value of shares issued to shareholders in
      reinvestment of dividends:
      Institutional Class...................................      5,432,479       8,988,009      10,079,609
      Institutional Service Class...........................         43,247         810,782       3,866,077
      Sweep Shares Class....................................      3,840,386       4,313,813              --
                                                              -------------   -------------   -------------
                                                                347,565,333     754,100,882     380,758,376
    Cost of shares redeemed:
      Institutional Class...................................   (266,966,623)   (434,683,773)   (273,376,385)
      Institutional Service Class...........................     (5,319,064)   (109,362,209)    (56,718,408)
      Sweep Shares Class....................................    (72,012,185)   (110,508,066)       (128,810)
                                                              -------------   -------------   -------------
      Increase in net assets derived from capital share
        transactions........................................      3,267,461      99,546,834      50,534,773
                                                              -------------   -------------   -------------
      Net increase in net assets............................      3,265,430      99,552,101      50,511,910
NET ASSETS:
  Beginning of period.......................................    404,611,135     305,059,034     254,547,124
                                                              -------------   -------------   -------------
  End of period.............................................  $ 407,876,565   $ 404,611,135   $ 305,059,034
                                                              =============   =============   =============

------------
* The Fund changed its fiscal year end from December 31 to October 31.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                            INSTITUTIONAL                                  INSTITUTIONAL
                            INSTITUTIONAL      SERVICE      SWEEP SHARES   INSTITUTIONAL      SERVICE      SWEEP SHARES
                                CLASS           CLASS          CLASS           CLASS           CLASS          CLASS
                            -------------   -------------   ------------   -------------   -------------   ------------
                                                                                         JANUARY 1, 1999
                                          SIX MONTHS ENDED                                   THROUGH
                                         APRIL 30, 2000***                              OCTOBER 31, 1999*
                            --------------------------------------------   --------------------------------------------
Net asset value at
beginning of period.......    $   1.00        $   1.00        $   1.00       $   1.00        $   1.00        $   1.00
                              --------        --------        --------       --------        --------        --------
Net investment income.....        0.03            0.03            0.03           0.04            0.04            0.04
                              --------        --------        --------       --------        --------        --------
Less dividends and
 distributions:
From net investment
 income...................       (0.03)          (0.03)          (0.03)         (0.04)          (0.04)          (0.04)
From net realized gain on
 investments..............          --              --              --             --              --              --
                              --------        --------        --------       --------        --------        --------
Total dividends and
 distributions............       (0.03)          (0.03)          (0.03)         (0.04)          (0.04)          (0.04)
                              --------        --------        --------       --------        --------        --------
Net asset value at end of
 period...................    $   1.00        $   1.00        $   1.00       $   1.00        $   1.00        $   1.00
                              ========        ========        ========       ========        ========        ========
Total investment return...        2.75%(b)        2.62%(b)        2.50%(b)       3.96%(b)        3.74%(b)        3.53%(b)
Ratios (to average net
 assets)/Supplemental
 Data:
 Net investment
   income.................        5.53%+          5.28%+          5.03%+         4.68%+          4.43%+          4.18%+
 Net expenses.............        0.50%+          0.75%+          1.00%+         0.50%+          0.75%+          1.00%+
 Expenses (before
   reimbursement).........        0.57%+          0.82%+          1.07%+         0.62%+          0.87%+          1.12%+
Net assets at end of
 period (in 000's)........    $208,105        $  1,604        $198,167       $246,713        $  5,630        $152,268

                                            INSTITUTIONAL
                            INSTITUTIONAL      SERVICE
                                CLASS           CLASS
                            -------------   -------------

                                     YEAR ENDED
                                  DECEMBER 31, 1998
                            -----------------------------
Net asset value at
beginning of period.......    $   1.00        $   1.00
                              --------        --------
Net investment income.....        0.05            0.05
                              --------        --------
Less dividends and
 distributions:
From net investment
 income...................       (0.05)          (0.05)
From net realized gain on
 investments..............          --              --
                              --------        --------
Total dividends and
 distributions............       (0.05)          (0.05)
                              --------        --------
Net asset value at end of
 period...................    $   1.00        $   1.00
                              ========        ========
Total investment return...        5.25%           4.99%
Ratios (to average net
 assets)/Supplemental
 Data:
 Net investment
   income.................        5.12%           4.87%
 Net expenses.............        0.50%           0.75%
 Expenses (before
   reimbursement).........        0.63%           0.88%
Net assets at end of
 period (in 000's)........    $194,338        $103,765

------------

 *   The Fund changed its fiscal year end from December 31 to
     October 31.
**   Sweep Shares Class first offered on December 8, 1998.
***  Unaudited.
 +   Annualized.
(a)  Less than one cent per share.
(b)  Total return is not annualized.
(c)  Institutional Service Class commenced January 1, 1995.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                                          INSTITUTIONAL                   INSTITUTIONAL
        SWEEP SHARES      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL
           CLASS              CLASS           CLASS           CLASS           CLASS           CLASS
     ------------------   -------------   -------------   -------------   -------------   -------------
     DECEMBER 8, 1998**                              YEAR ENDED DECEMBER 31
          THROUGH         -----------------------------------------------------------------------------
     DECEMBER 31, 1998                1997                            1996                    1995
     ------------------   -----------------------------   -----------------------------   -------------
          $   1.00          $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
          --------          --------        --------        --------        --------        --------
              0.00(a)           0.05            0.05            0.05            0.05            0.05
          --------          --------        --------        --------        --------        --------
             (0.00)(a)         (0.05)          (0.05)          (0.05)          (0.05)          (0.05)
                --             (0.00)(a)       (0.00)(a)          --              --              --
          --------          --------        --------        --------        --------        --------
             (0.00)(a)         (0.05)          (0.05)          (0.05)          (0.05)          (0.05)
          --------          --------        --------        --------        --------        --------
          $   1.00          $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
          ========          ========        ========        ========        ========        ========
              0.31%(b)          5.27%           5.01%           5.11%           4.85%           5.63%
              4.62%+            5.18%           4.93%           5.00%           4.75%           5.48%
              1.00%+            0.50%           0.75%           0.50%           0.75%           0.50%
              1.13%+            0.61%           0.86%           0.67%           0.92%           0.73%
          $  6,957          $190,319        $ 64,228        $110,760        $ 34,664        $ 67,869

     INSTITUTIONAL
        SERVICE      INSTITUTIONAL
       CLASS(c)          CLASS
     -------------   -------------
        YEAR ENDED DECEMBER 31
     -----------------------------
         1995            1994
     -------------   -------------
       $   1.00        $   1.00
       --------        --------
           0.05            0.04
       --------        --------
          (0.05)          (0.04)
             --              --
       --------        --------
          (0.05)          (0.04)
       --------        --------
       $   1.00        $   1.00
       ========        ========
           5.46%           3.88%
           5.23%           3.89%
           0.75%           0.50%
           0.98%           0.68%
       $  2,784        $ 65,106

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1-- Organization and Business:
--------------------------------------------------------------------------------

    MainStay Institutional Funds Inc. (the "Company") was incorporated in the state of Maryland on September 21, 1990 and commenced operations on January 2, 1991. The Company is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("Investment Company Act"). As of April 30, 2000, the Company has eleven separate investment portfolios: Growth Equity Fund, Indexed Equity Fund, Value Equity Fund, Asset Manager Fund (formerly known as the Multi-Asset Fund), International Equity Fund, EAFE Index Fund, International Bond Fund, Bond Fund, Indexed Bond Fund, Short-Term Bond Fund (individually or collectively referred to as a "Fund" or the "Funds") and Money Market Fund. The International Equity Fund and the International Bond Fund commenced operations on January 1, 1995.

    Each Fund currently offers two classes of shares as follows: Institutional Class shares and Institutional Service Class shares. In addition, the Money Market Fund offers a third class of shares, the Money Market Fund Sweep Shares Class. The Company has adopted a Shareholder Services Plan with respect to each class of each Fund. The shares classes are substantially the same, except that the Institutional Service Class shares and the Money Market Fund Sweep Shares Class each bears the fees payable under the Shareholder Services Plan for that class at an annual rate of 0.25% of the average daily net assets of the outstanding shares in the class. The Money Market Fund Sweep Shares Class also bears the payment of fees at an annual rate of 0.25% of the average daily net assets of the outstanding Sweep Shares for services in support of distribution activities under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act ("Distribution Plan"). The distribution of Institutional Service Class shares commenced on January 1, 1995. The distribution of the Money Market Fund Sweep Shares Class commenced on December 8, 1998.

    The investment objectives for each of the Funds of the Company are as follows:

    The GROWTH EQUITY FUND seeks long-term growth of capital. Dividend income, if any, is a consideration incidental to the Fund's objective of growth of capital.

    The INDEXED EQUITY FUND seeks to provide investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500 Composite Stock Price Index.

    The VALUE EQUITY FUND seeks maximum long-term total return from a combination of capital growth and income.

    The ASSET MANAGER FUND seeks to maximize total return, consistent with certain percentage constraints on amounts allocated to each asset class, from a combination of common stocks (selected to parallel the performance of the S&P 500 Index, the S&P MidCap 400 Index, the S&P SmallCap 600 Index and the Morgan Stanley REIT Index), fixed income securities (selected to parallel the performance of the Salomon Smith Barney Broad Investment Grade Bond Index), and money market investments.

    The INTERNATIONAL EQUITY FUND seeks long-term growth of capital by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

    The EAFE INDEX FUND seeks to provide investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the Morgan Stanley Capital International Europe, Australasia and Far East Index.

    The INTERNATIONAL BOND FUND seeks to provide total return by investing primarily in a portfolio of non-U.S. (primarily government) debt securities.

    The BOND FUND seeks to maximize total return, consistent with liquidity, low risk to principal and investment in debt securities.

    The INDEXED BOND FUND seeks to provide investment results that correspond to the total return performance of fixed income securities in the aggregate, as represented by the Salomon Smith Barney Broad Investment Grade Bond Index.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

    The SHORT-TERM BOND FUND seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.

    The MONEY MARKET FUND seeks to provide a high level of current income while preserving capital and maintaining liquidity.

    There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

--------------------------------------------------------------------------------
NOTE 2--Significant Accounting Policies:
--------------------------------------------------------------------------------

    The following is a summary of significant accounting policies followed by the Company:

                                      (A)

VALUATION OF FUND SHARES. The net asset value per share of each Class of shares of each Fund is calculated on each day the New York Stock Exchange (the "Exchange") is open for trading as of the close of regular trading on the Exchange, except for the Money Market Fund, which is calculated at noon every day the Exchange is open. The net asset value per share of each Class of shares is determined by taking the current market value of total assets attributable to that Class, except for the Money Market Fund, which is based on the amortized cost method of valuation, subtracting the liabilities attributable to that Class, and dividing the result by the outstanding shares of that Class.

    The Money Market Fund seeks to maintain a net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

                                      (B)

SECURITIES VALUATION. Portfolio securities of the Money Market Fund are valued at their amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date.

    Portfolio securities of each of the other Funds are stated at value determined (a) by appraising common and preferred stocks which are traded on the Exchange at the last sale price on that day or, if no sale occurs, the mean between the closing bid price and asked price; (b) by appraising common and preferred stocks traded on other United States national securities exchanges or foreign securities exchanges as nearly as possible in the manner described in
(a) by reference to their principal exchange, including the National Association of Securities Dealers National Market System; (c) by appraising over-the-counter securities quoted on the National Association of Securities Dealers ("NASDAQ") system (but not listed on the National Market System) at the bid price supplied through such system; (d) by appraising over-the-counter securities not quoted on the NASDAQ system and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market at prices supplied by a pricing agent selected by a Fund's subadvisor if such prices are deemed to be representative of market values at the regular close of business of the Exchange; (e) by appraising debt securities at prices supplied by a pricing agent selected by a Fund's subadvisor, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques if those prices are deemed by a Fund's subadvisor to be representative of market values at the regular close of business of the Exchange; (f) by appraising options and futures contracts at the last sale price on the market where any such options or futures are principally traded; and (g) by appraising all other securities and other assets, including over-the-counter common and preferred stocks not quoted on the NASDAQ system, securities not listed or traded on foreign exchanges whose operations are similar to the U.S. over-the-counter market and debt securities for which prices are supplied by a pricing agent but are not deemed by a Fund's subadvisor to be representative of market values, but excluding money market instruments with a remaining maturity of 60 days or less and including restricted securities and securities for which no market quotations are available, at fair value in accordance with procedures approved by the

Company's Board of Directors. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing the difference between market value on the 61st day prior to maturity and value on maturity date if their original term to maturity at purchase exceeded 60 days.

    Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange will not be reflected in the Funds' calculation of net asset values unless a Fund's subadvisor deems that the particular event would materially affect such Fund's net asset value, in which case an adjustment will be made.

                                      (C)

FEDERAL INCOME TAXES. Each of the Funds is treated as a separate entity for federal income tax purposes. The Company's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Fund within the allowable time limits. Therefore, no federal income or excise tax provision is required.

    Investment income received by a Fund from foreign sources may be subject to foreign income taxes withheld at the source.

                                      (D)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. For the Money Market Fund, dividends are declared daily and paid monthly. Each of the other Funds intends to declare and pay, as a dividend, substantially all of their net investment income and net realized capital gains no less frequently than once a year. Income dividends and capital gain distributions are determined in accordance with federal tax regulations, which may differ from generally accepted accounting principles. These "book/tax differences" are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for federal tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

                                      (E)

CHANGE IN FISCAL YEAR END. During fiscal year 1999, the Company changed its fiscal year end from December 31 to October 31.

                                      (F)

SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Company records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method and include gains and losses from repayments of principal on mortgage-related and other asset-backed securities. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Discounts on securities, other than short-term securities, purchased for a Fund are accreted on the constant yield method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Premiums on securities purchased are not amortized for any Fund except the Money Market Fund, which amortizes the premium on the constant yield method over the life of the respective securities.

                                      (G)

EXPENSES. Expenses with respect to any two or more Funds are allocated in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

    The investment income and expenses (other than expenses incurred under the Shareholder Services Plans and the Distribution Plan), and realized and unrealized gains and losses on investments of a Fund are allocated to separate classes of shares based upon their relative net assets on the date the income is earned or expenses and realized and unrealized gains and losses are incurred.

                                      (H)

USE OF ESTIMATES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                      (I)

FOREIGN CURRENCY TRANSACTIONS. The books and records of the Company are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:

        (i) market value of investment securities, other assets and liabilities--at the valuation date.

       (ii) income and expenses--at the date of such transactions.

    The assets and liabilities are presented at the exchange rates and market values at the close of the period. The realized and unrealized gains and losses on securities arising from changes in exchange rates and those resulting from changes in market prices are not separately presented, except that International Bond Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the period.

    Net realized gain (loss) on foreign currency transactions represents net gains and losses on forward currency transactions, net currency gains and losses realized as a result of differences between the amounts of security sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities at period-end exchange rates are reflected in unrealized foreign exchange gains or losses. Realized gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

INTERNATIONAL EQUITY FUND

Foreign cash held at April 30, 2000:

                   CURRENCY                               COST                VALUE
----------------------------------------------         -----------         -----------
Australian Dollar             A$       30,275          $   18,536          $   17,665
Danish Krone                  DK       34,755               4,385               4,248
Euro                          E       819,989             786,627             747,259
Japanese Yen                  Y       (21,135)             15,927                (195)
New Zealand Dollar            N$       29,034              14,779              14,116
Norwegian Krone               NK          172                  20                  19
Pound Sterling                L      (108,296)           (172,532)           (169,461)
Swedish Krona                 SK      147,236              16,634              16,445
Swiss Franc                   CF       48,238              28,621              28,037
                                                       ----------          ----------
                                                       $  712,997          $  658,133
                                                       ==========          ==========

EAFE INDEX FUND

Foreign cash held at April 30, 2000:

                 CURRENCY                              COST                VALUE
-------------------------------------------         -----------         -----------
Euro                       E         1,836          $    1,735          $    1,673
Hong Kong Dollar           HK           10                   1                   1
Pound Sterling             L            16                  26                  26
Swedish Krona              SK       19,040               2,151               2,127
Swiss Franc                SF       11,512               6,758               6,691
                                                    ----------          ----------
                                                    $   10,671          $   10,518
                                                    ==========          ==========

INTERNATIONAL BOND FUND

Foreign cash held at April 30, 2000:

                 CURRENCY                              COST                VALUE
-------------------------------------------         -----------         -----------
Australian Dollar          A$       24,823          $   14,868          $   14,484
Danish Krone               DK      158,013              20,420              19,313
Euro                       E       104,610              98,620              95,332
Japanese Yen               Y     1,530,339              14,523              14,160
New Zealand Dollar         N$       14,523               7,538               7,061
                                                    ----------          ----------
                                                    $  155,969          $  150,350
                                                    ==========          ==========

                                      (J)

FOREIGN CURRENCY FORWARD CONTRACTS. A foreign currency forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Foreign currency forward contracts are used for hedging purposes or to seek to enhance returns: (see Note 5).

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

INTERNATIONAL EQUITY FUND

Foreign currency forward contracts open at April 30, 2000:

                                                                                             UNREALIZED
                                                       CONTRACT AMOUNT    CONTRACT AMOUNT    APPRECIATION/
                                                       SOLD               PURCHASED          (DEPRECIATION)
                                                       ----------------   ----------------   --------------
FOREIGN CURRENCY SALE CONTRACTS
--------------------------------
Euro vs. Pound Sterling, expiring 5/8/00.............  E      3,660,000   L      2,108,160    $   (38,750)
Euro vs. U.S. Dollar, expiring 5/8/00................  E      3,800,000   $      3,668,330        202,853
Euro vs. U.S. Dollar, expiring 5/8/00................  E     12,514,868   $     12,286,000        872,844
Euro vs. U.S. Dollar, expiring 5/8/00................  E     10,368,942   $      9,682,000        225,859
Japanese Yen vs. U.S. Dollar, expiring 5/31/00.......  Y    162,200,000   $      1,484,464        (25,187)
Japanese Yen vs. U.S. Dollar, expiring 5/31/00.......  Y    559,012,000   $      5,329,910        126,991
Japanese Yen vs. U.S. Dollar, expiring 5/31/00.......  Y    369,700,000   $      3,535,397         94,471
Pound Sterling vs. U.S. Dollar, expiring 5/8/00......  L      3,382,000   $      5,374,419         81,940

                                                       CONTRACT AMOUNT    CONTRACT AMOUNT
                                                       PURCHASED          SOLD
                                                       ----------------   ----------------
FOREIGN CURRENCY BUY CONTRACTS
-------------------------------
Euro vs. U.S. Dollar, expiring 5/8/00................  E     13,867,500   $     13,649,927     (1,003,215)
Euro vs. U.S. Dollar, expiring 5/8/00................  E     22,040,745   $     21,586,136     (1,485,687)
Japanese Yen vs. U.S. Dollar, expiring 5/31/00.......  Y    408,500,000   $      3,926,565       (124,514)
Japanese Yen vs. U.S. Dollar, expiring 5/31/00.......  Y     95,600,000   $        920,559        (30,776)
Pound Sterling vs. U.S. Dollar, expiring 5/8/00......  L      1,855,000   $      2,937,053        (34,170)
Swedish Krona vs. U.S. Dollar, expiring 7/17/00......  SK    21,237,714   $      2,455,000        (70,567)
                                                                                              -----------
Net unrealized depreciation on foreign currency forward contracts:                            $(1,207,908)
                                                                                              ===========

INTERNATIONAL BOND FUND

Foreign currency forward contracts open at April 30, 2000:

                                                                                             UNREALIZED
                                                       CONTRACT AMOUNT    CONTRACT AMOUNT    APPRECIATION/
                                                       SOLD               PURCHASED          (DEPRECIATION)
                                                       ----------------   ----------------   --------------
FOREIGN CURRENCY SALE CONTRACTS
--------------------------------
Australian Dollar vs. U.S. Dollar, expiring
  5/18/00............................................  A$     1,710,000   $      1,079,096    $    81,161
Canadian Dollar vs. U.S. Dollar, expiring 5/30/00....  C$       860,000   $        593,976         13,103
Danish Krone vs. U.S. Dollar, expiring 5/22/00.......  DK     2,898,500   $        375,691         20,919
Euro vs. U.S. Dollar, expiring 5/8/00................  E      3,295,551   $      3,244,000        238,564
Euro vs. U.S. Dollar, expiring 5/8/00................  E      2,307,898   $      2,155,000         50,271
Euro vs. Pound Sterling, expiring 5/8/00.............  E      1,240,000   L        714,240        (13,129)
Japanese Yen vs. U.S. Dollar, expiring 5/31/00.......  Y     48,197,923   $        455,000          6,405
Pound Sterling vs. U.S. Dollar, expiring 5/8/00......  L      2,442,000   $      3,897,285         75,809

                                                       CONTRACT AMOUNT    CONTRACT AMOUNT
                                                       PURCHASED          SOLD
                                                       ----------------   ----------------
FOREIGN CURRENCY BUY CONTRACTS
-------------------------------
Australian Dollar vs. U.S. Dollar, expiring
  5/18/00............................................  A$     1,880,100   $      1,140,246        (43,044)
Euro vs. U.S. Dollar, expiring 5/8/00................  E      1,129,588   $      1,095,000        (64,852)
Euro vs. U.S. Dollar, expiring 5/8/00................  E      4,762,051   $      4,664,173       (321,336)
Euro vs. U.S. Dollar, expiring 5/8/00................  E      2,777,700   $      2,740,276       (207,103)
Japanese Yen vs. U.S. Dollar, expiring 5/31/00.......  Y     15,760,000   $        150,711         (4,027)
Japanese Yen vs. U.S. Dollar, expiring 5/31/00.......  Y    444,100,000   $      4,064,431         68,962
Pound Sterling vs. U.S. Dollar, expiring 5/8/00......  L        417,800   $        665,257        (11,443)
Swedish Krona vs. U.S. Dollar, expiring 7/17/00......  SK     7,482,942   $        865,000        (24,864)
                                                                                              -----------
Net unrealized depreciation on foreign currency forward contracts:                            $  (134,604)
                                                                                              ===========

                                      (K)

PURCHASED AND WRITTEN OPTIONS. Certain Funds may write covered call and put options on its portfolio securities or foreign currencies. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. By writing a covered call option, a Fund foregoes in exchange for the premium the opportunity for capital appreciation above the exercise price should the market price of the underlying security or foreign currency increase. By writing a covered put option, a Fund, in exchange for the premium, accepts the risk of a decline in the market value of the underlying security or foreign currency below the exercise price.

    Certain Funds may purchase call and put options on its portfolio securities or foreign currencies. A Fund may purchase call options to protect against an increase in the price of the security or foreign currency it anticipates purchasing. A Fund may purchase put options on its securities or foreign currencies to protect against a decline in the value of the security or foreign currency or to close out covered written put positions. A Fund may also purchase options to seek to enhance returns. Risks may arise from an imperfect correlation between the change in market value of the securities or foreign currencies held by the Fund and the prices of options relating to the securities or foreign currencies purchased or sold by the Fund and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

INTERNATIONAL EQUITY FUND

Written option activity for the six months ended April 30, 2000 was as follows:

                                                              NOTIONAL
                                                              AMOUNT        PREMIUM
                                                              -----------   ----------
Options outstanding at October 31, 1999.....................           --          --
Options--written............................................  (40,445,000)  $(195,467)
Options--buybacks...........................................   11,100,000      67,377
Options--expired............................................   18,245,000      33,629
                                                              -----------   ---------
Options outstanding at April 30, 2000.......................  (11,100,000)  $ (94,461)
                                                              ===========   =========

INTERNATIONAL BOND FUND

Written option activity for the six months ended April 30, 2000 was as follows:

                                                              NOTIONAL
                                                              AMOUNT        PREMIUM
                                                              -----------   ----------
Options outstanding at October 31, 1999.....................           --          --
Options--written............................................  (13,082,000)  $ (68,942)
Options--buybacks...........................................    4,100,000      24,887
Options--expired............................................    4,882,000       9,164
                                                              -----------   ---------
Options outstanding at April 30, 2000.......................   (4,100,000)  $ (34,891)
                                                              ===========   =========

                                      (L)

CONCENTRATION. At April 30, 2000, substantially all of the International Equity Fund's, EAFE Index Fund's and International Bond Fund's net assets consisted of securities of issuers which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

As of April 30, 2000, the International Equity Fund, the EAFE Index Fund and the International Bond Fund invested approximately 25.4%, 30.4% and 28.9%, respectively, of its net assets in issuers in Japan. The issuer's abilities to meet their obligations may be affected by economic or political developments in Japan.

Substantially all of the International Equity Fund's, EAFE Index Fund's and International Bond Fund's net assets consist of securities which are generally subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States. In addition, issuers of certain securities may be subject to substantial governmental involvement in the economy and social, economic and political uncertainty.

                                      (M)

FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index foreign currency or interest rate. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. A Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Futures contracts are used for hedging purposes to seek to enhance return: (see Note 5).

                                      (N)

MORTGAGE DOLLAR ROLLS. A mortgage dollar roll ("MDR") is a transaction in which a Fund sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The MDR transactions of a Fund are classified as purchase and sale transactions. The securities sold in connection with the MDRs are removed from the portfolio and a realized gain or loss is recognized. The securities the Funds have agreed to acquire are included at market value in the portfolio of investments and liabilities for such purchase commitments are included as payables for investments purchased. The Fund maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Fund at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counterparty.

                                      (O)

SECURITIES LENDING. Each Fund may lend its securities to broker-dealers and financial institutions. The loans are secured by collateral (cash or securities) at least equal at all times to the market value of the securities loaned. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

    At April 30, 2000, the Bond Fund and Short-Term Bond Fund had portfolio securities with a fair market value of $18,259,515 and $9,284,320, respectively, on loan to broker-dealers and government securities dealers.

    Cash collateral received by the Bond Fund and Short-Term Bond Fund are invested in investment grade commercial paper, or other securities in accordance with the Funds' Securities Lending Procedures. Such investments are included as an asset and a corresponding liability in the Statement of Assets and Liabilities. While these Funds invest cash collateral in investment grade securities or other "high quality" investment vehicles, the Funds bear the risk that liability for the collateral may exceed the value of the investment.

    Non-cash collateral received and held by the Bond Fund and the Short-Term Bond Fund, in the form of U.S. Government obligations, had a value of $128,006 and $50,688, respectively, at the six months ended April 30, 2000.

    Net income earned on securities lending amounted to $71,312 and $9,166, net of broker fees and rebates, for the Bond Fund and Short-Term Bond Fund, respectively, for the six months ended April 30, 2000 and is included as interest income on the Statement of Operations.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

BOND FUND

Investments made with cash collateral at April 30, 2000:

                                                                    SHARES           VALUE
                                                                  ----------      -----------
CASH & CASH EQUIVALENTS
AIM Institutional Funds Group...............................        825,475       $   825,475
Cash with Security Lending Agent............................                           73,123
                                                                                  -----------
                                                                                      898,598
                                                                                  -----------
                                                                  PRINCIPAL
                                                                    AMOUNT
                                                                  ----------
SHORT-TERM COMMERCIAL PAPER
Computer Sciences Corp.
  6.16%, due 5/30/00........................................      $3,225,000        3,209,153
Concord Minuteman Capital Co. LLC
  6.08%, due 5/1/00.........................................      1,070,000         1,070,000
Stellar Funding Group, Inc.
  6.03%, due 5/15/00........................................      3,680,000         3,671,470
                                                                                  -----------
                                                                                    7,950,623
                                                                                  -----------
REPURCHASE AGREEMENTS
Prudential Securities Inc.
  6.19%, due 5/1/00
  (Collateralized by
  $1,429,206 Bank One Corp.
    6.4881%, due 1/28/02 Market Value $1,500,666
  $2,257,071 GE Capital Mortgage Services, Inc.
    7.985%, due 10/25/26 Market Value $2,369,924
  $2,507,714 MBNA Corp.
    7.22%, due 2/9/01 Market Value $2,633,100
  $1,908,180 Penney (JC) Co., Inc.
    6.875%, due 10/15/15 Market Value $2,003,590
  $1,659,150 Small Business Administration Pool # 504673
    9.875%, due 8/25/24 Market Value $1,742,107
  $238,679 Vanderbilt Mortgage Finance
    Series 1998-C Class 2A1
    6.6063%, due 10/7/28 Market Value $250,613).............      10,000,000       10,000,000
                                                                                  -----------
Total investments made with cash collateral.................                      $18,849,221
                                                                                  ===========

Non-cash collateral investments at April 30, 2000:

United States Treasury Bonds
  6.25%, due 8/15/23........................................         75,000       $    76,031
  7.50%, due 11/15/16.......................................         45,000            51,975
                                                                                  -----------
Total non-cash collateral...................................                      $   128,006
                                                                                  ===========
Total collateral............................................                      $18,977,227
                                                                                  ===========

SHORT-TERM BOND FUND
Investments made with cash collateral at April 30, 2000:

                                                                    SHARES          VALUE
                                                                  ----------      ----------
CASH & CASH EQUIVALENTS
AIM Institutional Funds Group...............................         230,529      $  230,529
Cash with Security Lending Agent............................                          14,378
                                                                                  ----------
                                                                                     244,907
                                                                                  ----------
                                                                  PRINCIPAL
                                                                    AMOUNT
                                                                  ----------
SHORT-TERM COMMERCIAL PAPER
Concord Minutemen Capital Co. LLC
  6.08%, due 5/1/00.........................................      $1,220,000       1,220,000
Eminent Funding I Ltd.
  6.11%, due 5/17/00........................................       1,226,000       1,222,682
Fairway Finance Corp.
  6.23%, due 6/13/00........................................       1,222,000       1,213,023
Newport Funding Corp.
  6.06%, due 5/5/00.........................................       1,227,000       1,226,175
Stellar Funding Group Inc.
  6.03%, due 5/15/00........................................       1,536,000       1,532,440
Sydney Capital Corp.
  6.23%, due 6/6/00.........................................       1,553,000       1,543,434
                                                                                  ----------
                                                                                   7,957,754
                                                                                  ----------
REPURCHASE AGREEMENTS
Prudential Securities Inc.
  6.19%, due 5/1/00
  (Collateralized by
  $1,499,474 Salomon Smith Barney Holdings Inc.
    8.59%, due 7/23/02 Market Value $1,499,474
  $75,527 Vanderbilt Mortgage Finance
    Series 1998-C Class 2A1
    6.61%, due 10/7/28 Market Value $75,527)................                       1,500,000
                                                                                  ----------
Total investments made with cash collateral.................                      $9,702,661
                                                                                  ==========
Non-cash collateral received and held by the Portfolio at April 30, 2000:
United States Treasury Bond
  6.25%, due 8/15/23........................................          50,000      $   50,688
                                                                                  ----------
Total non-cash collateral...................................                      $   50,688
                                                                                  ==========
Total collateral............................................                      $9,753,349
                                                                                  ==========

--------------------------------------------------------------------------------
NOTE 3 -- Fees and Related Party Policies:
--------------------------------------------------------------------------------

                                      (A)

MANAGER, SUBADVISORS, AND SUB-ADMINISTRATOR. MainStay Management LLC (the "Manager"), an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as manager and provides management services to the Company under a Management Agreement. MacKay Shields LLC ("MacKay Shields"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as subadvisor to the Growth Equity Fund, International Equity Fund, Value Equity Fund, Bond Fund, International Bond Fund and the Short-Term Bond Fund under a Sub-Advisory Agreement with the Manager. Through March 31, 2000, New York Life served as subadvisor to the Money Market Fund under a Sub-Advisory Agreement with the Manager. Effective April 1, 2000, New York Life Asset Management Operating Company LLC ("NYLAM"), an indirect wholly-owned subsidiary of New York Life, replaced New York Life as subadvisor. Monitor Capital Advisors LLC ("Monitor Capital"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as subadvisor to the Asset Manager Fund, EAFE Index Fund, Indexed Equity Fund and Indexed Bond Fund under a Sub-Advisory Agreement with the Manager. Through March 31, 2000, the Manager delegated certain of its administrative responsibilities to New York Life pursuant to a Sub-Administration Agreement between the Manager and New York Life. New York Life no longer serves as sub-administrator or receives fees from the Manager.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

    The Company, on behalf of each Fund, pays the Manager a monthly fee for the services performed and facilities furnished at an annual rate of average daily net assets of that Fund as follows:

Growth Equity Fund.............       .85%
Indexed Equity Fund............       .50%
Value Equity Fund..............       .85%
Asset Manager Fund.............       .65%
International Equity Fund......       .85%
EAFE Index Fund................       .95%
International Bond Fund........       .80%
Bond Fund......................       .75%
Indexed Bond Fund..............       .50%
Short-Term Bond Fund...........       .60%
Money Market Fund..............       .50%

    Pursuant to the terms of the Sub-Advisory Agreements between the Manager and each of the above referenced subadvisors, the Manager pays each Fund's respective subadvisor a monthly fee at an annual rate of average daily net assets of that Fund as follows:

Growth Equity Fund.............       .25%
Indexed Equity Fund............       .10%
Value Equity Fund..............       .25%
Asset Manager Fund.............       .15%
International Equity Fund......       .35%
EAFE Index Fund................       .15%
International Bond Fund........       .30%
Bond Fund......................       .20%
Indexed Bond Fund..............       .10%
Short-Term Bond Fund...........       .15%
Money Market Fund..............       .10%

    Pursuant to the terms of the Sub-Administration Agreement between the Manager and New York Life, the Manager paid New York Life a monthly fee through March 31, 2000 at an annual rate of average daily net assets of each Fund as follows:

Growth Equity Fund.............       .60%
Indexed Equity Fund............       .40%
Value Equity Fund..............       .60%
Asset Manager Fund.............       .50%
International Equity Fund......       .50%
EAFE Index Fund................       .80%
International Bond Fund........       .50%
Bond Fund......................       .55%
Indexed Bond Fund..............       .40%
Short-Term Bond Fund...........       .45%
Money Market Fund..............       .40%

    The Manager voluntarily agreed to assume a portion of the Fund's operating expenses for the six months ended April 30, 2000 and, for the following Funds to the extent the total expenses (excluding service fees and distribution fees) on an annualized basis exceeded the indicated percentages:

Indexed Equity Fund............       .30%
EAFE Index Fund................       .94%
International Bond Fund........       .95%
Bond Fund......................       .75%
Indexed Bond Fund..............       .50%
Short-Term Bond Fund...........       .60%
Money Market Fund..............       .50%

    In connection with the voluntary expense limitations, the Manager assumed the following expenses for six months ended April 30, 2000:

Indexed Equity Fund**.......  $1,959,736
EAFE Index Fund.............     150,572
International Bond Fund.....      34,138
Bond Fund...................      91,132
Indexed Bond Fund...........      94,975
Short-Term Bond Fund........      63,262
Money Market Fund...........     132,476

------------
** For the Indexed Equity Fund, the Manager, assumed $1,550,622. Monitor
   Capital, the subadvisor, assumed $409,114.

    The Growth Equity Fund, Value Equity Fund, Asset Manager Fund and the International Equity Fund do not have a voluntary expense limitation.

    These voluntary expense limitations will remain in effect through October 31, 2000, after which they may be terminated or revised at anytime.

                                      (B)

DISTRIBUTOR. NYLIFE Distributors Inc. ("NYLIFE Distributors"), an indirect wholly-owned subsidiary of New York Life, serves as the Company's distributor and principal underwriter (the "Distributor") pursuant to a

Distribution Agreement. The Distributor is not obligated to sell any specific amount of the Company's shares, and receives no compensation from the Company pursuant to the Distribution Agreement.

                                      (C)

SERVICE AND DISTRIBUTION FEES. In accordance with the Shareholder Services Plans for the Institutional Service Class shares and the Money Market Fund Sweep Shares Class, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to Institutional Service Class shareholders and to Money Market Fund Sweep Shares Class shareholders, respectively. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Institutional Service Class of each Fund and the Money Market Sweep Shares Class of the Money Market Fund. Prior to April 1, 2000, New York Life provided these services and received these fees.

    The Company, with respect to the Money Market Fund Sweep Shares Class, has adopted a Distribution Plan in accordance with the provisions of Rule 12b-1 under the Investment Company Act. Pursuant to the Distribution Plan, NYLIFE Securities Inc., an indirect wholly owned subsidiary of New York Life, NYLIFE Distributors, or any other broker-dealer or other financial institution is entitled to receive a monthly service fee from the Money Market Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Money Market Fund Sweep Shares Class for services in support of distribution activities.

                                      (D)

TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. MainStay Shareholder Services LLC ("MSS"), an indirect wholly-owned subsidiary of New York Life, is the Fund's transfer, dividend disbursing and shareholder servicing agent. MSS has entered into an agreement with Boston Financial Data Services ("BFDS"), by which BFDS will perform certain of the services for which MSS is responsible. Transfer agent expenses accrued for the six months ended April 30, 2000 were as follows:

Growth Equity Fund............  $245,198
Indexed Equity Fund...........    29,955
Value Equity Fund.............   219,783
Asset Manager Fund............   219,560
International Equity Fund.....    13,862
EAFE Index Fund...............    14,130
International Bond Fund.......    13,170
Bond Fund.....................    15,206
Indexed Bond Fund.............    14,635
Short-Term Bond Fund..........    14,541
Money Market Fund.............    26,870

                                      (E)

DIRECTORS FEES. Directors, other than those affiliated with the Manager, New York Life, MacKay Shields, Monitor Capital or NYLIFE Distributors, are paid an annual fee of $24,000 and $1,000 for each Board of Directors and Committee meeting attended plus reimbursement for travel and out-of-pocket expenses.

                                      (F)

CAPITAL. The Company has been advised that at April 30, 2000 affiliates of New York Life owned a significant number of shares of the Funds with the following market values:

Growth Equity Fund.......  $1,066,749,740
Indexed Equity Fund......   1,405,500,011
Value Equity Fund........     606,824,357
Asset Manager Fund.......     439,429,490
International Equity
  Fund...................     129,820,088
EAFE Index Fund..........      50,062,039
International Bond
  Fund...................      44,644,613
Bond Fund................     154,082,692
Indexed Bond Fund........     104,665,134
Short-Term Bond Fund.....      18,523,951
Money Market Fund........     140,762,749

From time to time, a Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

                                      (G)

OTHER. Fees for the cost of legal services provided to the Company by the Office of General Counsel of New York Life are charged to the Funds. For the six months ended April 30, 2000, these fees were as follows:


Growth Equity Fund.............  $24,924
Indexed Equity Fund............   33,963
Value Equity Fund..............   14,474
Asset Manager Fund.............   11,729
International Equity Fund......    3,480
EAFE Index Fund................    1,579


International Bond Fund........   $1,028
Bond Fund......................    3,640
Indexed Bond Fund..............    2,836
Short-Term Bond Fund...........      619
Money Market Fund..............    8,815

--------------------------------------------------------------------------------
NOTE 4 -- Federal Income Tax:
--------------------------------------------------------------------------------
    At October 31, 1999 for federal income tax purposes, capital loss carryforwards, as shown in the table below, were available to the extent provided by regulations to offset future realized gains of each respective Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

                                                         CAPITAL LOSS
                                                       AVAILABLE THROUGH   AMOUNT (000'S)
                                                       -----------------   --------------
Value Equity Fund....................................        2007             $25,638
                                                                              =======
Bond Fund............................................        2002             $ 5,265
                                                             2004               1,625
                                                             2007               8,597
                                                                              =======
                                                                              $15,487
                                                                              =======
Indexed Bond Fund....................................        2004             $ 1,439
                                                             2005                  44
                                                             2006                 111
                                                             2007               1,728
                                                                              =======
                                                                              $ 3,322
                                                                              =======
Short-Term Bond Fund.................................        2001             $   101
                                                             2002               4,478
                                                             2003               1,770
                                                             2004                 485
                                                             2005                 173
                                                             2007                 473
                                                                              =======
Money Market Fund....................................        2006             $    22
                                                                              =======
                                                                              $ 7,480
                                                                              =======

The International Equity Fund and the Money Market Fund utilized $672,107 and $5,267, respectively, of capital loss carryforwards during the ten months ended October 31, 1999.

--------------------------------------------------------------------------------
NOTE 5 -- Financial Investments:
--------------------------------------------------------------------------------

    The Value Equity Fund's, Asset Manager Fund's, International Equity Fund's, EAFE Index Fund's and International Bond Fund's use of foreign currency forward exchange contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract amount reflects the extent of each Fund's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation (depreciation) on foreign currency exchange contracts reflects each Fund's exposure at period end to credit loss in the event of a counterparty's failure to perform its obligations.

    The Asset Manager Fund and EAFE Index Fund use foreign currency exchange contracts to minimize the risk of loss to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies.

    The Value Equity Fund, International Equity Fund and International Bond Fund enter into forward currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates, or to increase the Funds' investment returns in the case of the International Equity Fund and the International Bond Fund.

    The Indexed Equity Fund's, Asset Manager Fund's, EAFE Index Fund's and Indexed Bond Fund's use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts and variation margin reflect the extent of each Fund's involvement in open futures positions. Risks arise from possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, each Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

    The Indexed Equity Fund and EAFE Index Fund invest in stock index futures contracts to maintain cash reserves while remaining fully invested, to facilitate trading, or to reduce transaction costs. The Asset Manager Fund has entered into contracts for the future delivery of debt securities and invests in stock index futures contracts to rebalance the Fund's portfolio composition and risk profile to meet asset class constraints. The Indexed Bond Fund invests in contracts for the future delivery of debt securities in order to attempt to maintain cash reserves while remaining fully invested, to facilitate trading, or to reduce transaction costs.

--------------------------------------------------------------------------------
NOTE 6 -- Line of Credit:
--------------------------------------------------------------------------------

    The Funds, with the exception of the Money Market Fund, maintain a line of credit of $375,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. The Funds pay a commitment fee, at an annual rate of .075% of the average commitment amount, regardless of usage to the Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated amongst the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings on the line of credit during the period ended April 30, 2000.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
NOTE 7-- Purchases and Sales of Securities (in 000's):
--------------------------------------------------------------------------------

    During the six months ended April 30, 2000, purchases and sales of securities, other than securities subject to repurchase transactions and short-term securities, were as follows:

                            Growth Equity Fund    Indexed Equity Fund     Value Equity Fund      Asset Manager Fund
                           Purchases    Sales     Purchases    Sales     Purchases    Sales     Purchases    Sales
                           -----------------------------------------------------------------------------------------
U.S. Government
securities                 $     --    $     --   $     --    $     --   $     --    $     --   $  4,768    $ 10,000
All others                  379,278     378,667     68,742     369,240(b)  303,355    338,544    108,599      24,002
                           -----------------------------------------------------------------------------------------
Total                      $379,278    $378,667   $ 68,742    $369,240    $303,355   $338,544   $113,367    $ 34,002
                           =========================================================================================

--------------------------------------------------------------------------------
NOTE 8-- Capital Share Transactions (in 000's):
--------------------------------------------------------------------------------

    Transactions in capital shares were as follows:

                                                             Growth Equity Fund
                        Institutional   Institutional   Institutional   Institutional   Institutional   Institutional
                            Class       Service Class       Class       Service Class       Class       Service Class
                        -------------   -------------   -------------   -------------   -------------   -------------
                                                               January 1, 1999
                              Six months ended                     through                       Year ended
                               April 30, 2000                 October 31, 1999                      1998
                        ---------------------------------------------------------------------------------------------
Shares sold                  2,270              80           5,302             365           4,734             119
Shares issued in
 reinvestment of
 dividends and
 distributions               2,612              61             287               7           1,838              28
                        ---------------------------------------------------------------------------------------------
                             4,882             141           5,589             372           6,572             147
Shares redeemed             (2,086)           (195)         (5,914)           (127)         (4,977)            (93)
                        ---------------------------------------------------------------------------------------------
Net increase
 (decrease)                  2,796             (54)           (325)            245           1,595              54
                        =============================================================================================

                                                             Indexed Equity Fund
                        Institutional   Institutional   Institutional   Institutional   Institutional   Institutional
                            Class       Service Class       Class       Service Class       Class       Service Class
                        -------------   -------------   -------------   -------------   -------------   -------------
                                                               January 1, 1999
                              Six months ended                     through                       Year ended
                               April 30, 2000                 October 31, 1999                      1998
Shares sold                  3,230             451           6,739             902          11,881             806
Shares issued in
 reinvestment of
 dividends and
 distributions               2,125              79             403              15           1,778              41
                        ---------------------------------------------------------------------------------------------
                             5,355             530           7,142             917          13,659             847
Shares redeemed            (10,485)           (441)         (6,855)           (337)         (5,280)           (264)
                        ---------------------------------------------------------------------------------------------
Net increase
 (decrease)                 (5,130)             89             287             580           8,379             583
                        =============================================================================================

                                                          International Equity Fund
                        Institutional   Institutional   Institutional   Institutional   Institutional   Institutional
                            Class       Service Class       Class       Service Class       Class       Service Class
                        -------------   -------------   -------------   -------------   -------------   -------------
                                                               January 1, 1999
                              Six months ended                     through                       Year ended
                               April 30, 2000                 October 31, 1999                      1998
                        ---------------------------------------------------------------------------------------------
Shares sold                  2,735               1           1,534              10           3,583               4
Shares issued in
 reinvestment of
 dividends and
 distributions                 431               2              32              --(a)          343               2
                        ---------------------------------------------------------------------------------------------
                             3,166               3           1,566              10           3,926               6
Shares redeemed             (2,567)            (12)         (1,792)            (15)         (3,477)            (10)
                        ---------------------------------------------------------------------------------------------
Net increase
 (decrease)                    599              (9)           (226)             (5)            449              (4)
                        =============================================================================================

                                                               EAFE Index Fund
                        Institutional   Institutional   Institutional   Institutional   Institutional   Institutional
                            Class       Service Class       Class       Service Class       Class       Service Class
                        -------------   -------------   -------------   -------------   -------------   -------------
                                                               January 1, 1999
                              Six months ended                     through                       Year ended
                               April 30, 2000                 October 31, 1999                      1998
Shares sold                  2,549              13           5,615               9           2,636               8
Shares issued in
 reinvestment of
 dividends and
 distributions                 417               3              27              --(a)          442               3
                        ---------------------------------------------------------------------------------------------
                             2,966              16           5,642               9           3,078              11
Shares redeemed             (1,903)            (13)         (6,050)             (9)         (2,690)            (10)
                        ---------------------------------------------------------------------------------------------
Net increase
 (decrease)                  1,063               3            (408)             --             388               1
                        =============================================================================================

                                                              Indexed Bond Fund
                        Institutional   Institutional   Institutional   Institutional   Institutional   Institutional
                            Class       Service Class       Class       Service Class       Class       Service Class
                        -------------   -------------   -------------   -------------   -------------   -------------
                                                               January 1, 1999
                              Six months ended                     through                       Year ended
                               April 30, 2000                 October 31, 1999                      1998
                        ---------------------------------------------------------------------------------------------
Shares sold                    699              48           2,351              72           5,611             123
Shares issued in
 reinvestment of
 dividends and
 distributions               1,000              22              --              --             847              20
                        ---------------------------------------------------------------------------------------------
                             1,699              70           2,351              72           6,458             143
Shares redeemed             (2,355)            (51)         (3,139)           (115)         (3,138)            (69)
                        ---------------------------------------------------------------------------------------------
Net increase
 (decrease)                   (656)             19            (788)            (43)          3,320              74
                        =============================================================================================

                                                            Short-Term Bond Fund
                        Institutional   Institutional   Institutional   Institutional   Institutional   Institutional
                            Class       Service Class       Class       Service Class       Class       Service Class
                        -------------   -------------   -------------   -------------   -------------   -------------
                                                               January 1, 1999
                              Six months ended                     through                       Year ended
                               April 30, 2000                 October 31, 1999                      1998
Shares sold                  1,690               9           2,968              32           1,826              81
Shares issued in
 reinvestment of
 dividends and
 distributions                 295               7              --              --             268               7
                        ---------------------------------------------------------------------------------------------
                             1,985              16           2,968              32           2,094              88
Shares redeemed             (3,480)             (7)         (2,446)            (59)         (2,584)           (111)
                        ---------------------------------------------------------------------------------------------
Net increase
 (decrease)                 (1,495)              9             522             (27)           (490)            (23)
                        =============================================================================================

------------
 *  Sweep Shares Class first offered on December 8, 1998.
(a) Less than one thousand.
(b) Included in the proceeds of sales for Indexed Equity Fund is $235,523,090 representing the value of securities disposed of in payment of redemption in-kind.

                                                        MAINSTAY
                                                        INSTITUTIONAL FUNDS INC.

--------------------------------------------------------------------------------

       International                                 International
        Equity Fund          EAFE Index Fund           Bond Fund              Bond Fund          Indexed Bond Fund
    Purchases    Sales     Purchases    Sales     Purchases    Sales     Purchases    Sales     Purchases    Sales
--------------------------------------------------------------------------------------------------------------------
    $     --    $     --   $     --    $     --   $     --    $  2,350   $ 24,261    $ 28,467   $ 14,403    $ 17,328
      42,131      38,736      5,108         219     44,131      50,015    129,534     123,132         --       9,138
--------------------------------------------------------------------------------------------------------------------
    $ 42,131    $ 38,736   $  5,108    $    219   $ 44,131    $ 52,365   $153,795    $151,599   $ 14,403    $ 26,466
====================================================================================================================


Short-Term Bond Fund
Purchases    Sales
--------------------
$ 21,072    $ 37,659
   2,291       2,229
--------------------
$ 23,363    $ 39,888
====================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          Value Equity Fund
    Institutional   Institutional   Institutional   Institutional   Institutional   Institutional   Institutional   Institutional
        Class       Service Class       Class       Service Class       Class       Service Class       Class       Service Class
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
                                           January 1, 1999
          Six months ended                     through                       Year ended                   Six months ended
           April 30, 2000                 October 31, 1999                      1998                       April 30, 2000
---------------------------------------------------------------------------------------------------------------------------------
         1,271              34           3,537              73           5,203             125           4,543             120
           513               3               4              --(a)       14,874             179           2,333             120
---------------------------------------------------------------------------------------------------------------------------------
         1,784              37           3,541              73          20,077             304           6,876             240
        (4,336)           (203)        (13,226)           (315)        (12,155)           (150)         (3,298)           (365)
---------------------------------------------------------------------------------------------------------------------------------
        (2,552)           (166)         (9,685)           (242)          7,922             154           3,578            (125)
=================================================================================================================================

     Asset Manager Fund
Institutional   Institutional   Institutional   Institutional
    Class       Service Class       Class       Service Class
-------------   -------------   -------------   -------------
       January 1, 1999
           through                       Year ended
      October 31, 1999                      1998
-------------------------------------------------------------

     2,735           1,009           3,875             443
     3,585             205           4,797             158
-------------------------------------------------------------
     6,320           1,214           8,672             601
    (3,630)           (307)         (4,061)           (169)
-------------------------------------------------------------
     2,690             907           4,611             432
=============================================================

                                       International Bond Fund
    Institutional   Institutional   Institutional   Institutional   Institutional   Institutional   Institutional   Institutional
        Class       Service Class       Class       Service Class       Class       Service Class       Class       Service Class
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
                                           January 1, 1999
          Six months ended                     through                       Year ended                   Six months ended
           April 30, 2000                 October 31, 1999                      1998                       April 30, 2000
---------------------------------------------------------------------------------------------------------------------------------
            65              --             367              --(a)        1,062               2           2,139             150
            90              --             116              --(a)          392               2           1,103              16
---------------------------------------------------------------------------------------------------------------------------------
           155              --             483              --(a)        1,454               4           3,242             166
          (921)             (8)           (427)             (2)           (369)             (5)         (1,234)           (242)
---------------------------------------------------------------------------------------------------------------------------------
          (766)             (8)             56              (2)          1,085              (1)          2,008             (76)
=================================================================================================================================

          Bond Fund
Institutional   Institutional   Institutional   Institutional
    Class       Service Class       Class       Service Class
-------------   -------------   -------------   -------------
       January 1, 1999
           through                       Year ended
      October 31, 1999                      1998
-------------------------------------------------------------
     1,239             528           2,773             435
        --(a)           --(a)          998              19
-------------------------------------------------------------
     1,239             528           3,771             454
    (1,728)           (576)         (4,316)           (178)
-------------------------------------------------------------
      (489)            (48)           (545)            276
=============================================================

                                                                        Money Market Fund
    Institutional   Institutional      Institutional      Institutional   Institutional      Institutional      Institutional
        Class       Service Class   Sweep Shares Class        Class       Service Class   Sweep Shares Class*       Class
    -------------   -------------   -------------------   -------------   -------------   -------------------   -------------
                                                                            January 1, 1999
                     Six months ended                                           through
                      April 30, 2000                                       October 31, 1999
-----------------------------------------------------------------------------------------------------------------------------
       222,927           1,250            114,072            478,066          10,416            251,505            267,338
         5,433              43              3,840              8,988             811              4,314             10,080
    -------------------------------------------------------------------------------------------------------------------------
       228,360           1,293            117,912            487,054          11,227            255,819            277,418
      (266,967)         (5,319)           (72,012)          (434,684)       (109,362)          (110,508)          (273,376)
    -------------------------------------------------------------------------------------------------------------------------
       (38,607)         (4,026)            45,900             52,370         (98,135)           145,311              4,042
    =========================================================================================================================

                Institutional
                   Sweep
Institutional      Shares
Service Class      Class*
-------------   -------------
Period ended
    1998
-----------------------------
    92,389           7,086
     3,866              --
-----------------------------
    96,255           7,086
   (56,718)           (129)
-----------------------------
    39,537           6,957
=============================

                                            OFFICERS AND DIRECTORS*

                                            STEPHEN C. ROUSSIN
                                            Chairman and Director

                                            PATRICK G. BOYLE
                                            Director

                                            LAWRENCE GLACKEN
                                            Director

                                            ROBERT P. MULHEARN
                                            Director

                                            SUSAN B. KERLEY
                                            Director

                                            LINDA M. LIVORNESE
                                            President

                                            JEFFERSON C. BOYCE
                                            Senior Vice President

                                            MARC J. BROOKMAN
                                            Executive Vice President

                                            RICHARD ZUCCARO
                                            Tax Vice President

                                            JOHN FLANAGAN
                                            Treasurer

                                            JOSEPH J. MCBRIEN
                                            Secretary

                                            MANAGER

                                            MainStay Management LLC

                                            SUBADVISORS

                                            New York Life Asset Management
                                             Operating Company LLC
                                            MacKay Shields LLC
                                            Monitor Capital Advisors LLC

                                            DISTRIBUTOR

                                            NYLIFE Distributors Inc.

                                            TRANSFER AGENT

                                            MainStay Shareholder Services LLC

                                            CUSTODIAN

                                            The Bank of New York

                                            INDEPENDENT ACCOUNTANTS

                                            PricewaterhouseCoopers LLP

                                            LEGAL COUNSEL

                                            Dechert Price & Rhoads

                                            The financial information included
                                            herein is taken from the records of
                                            the Fund without examination by the
                                            Fund's independent accountants who
                                            do not express an opinion thereon.

                                            *As of April 30, 2000.

     This report may only be distributed to Fund shareholders or when accompanied or preceded by a current Fund prospectus.

Subadvisors

     MacKay Shields LLC
     Monitor Capital Advisors LLC
     New York Life Asset Management Operating Company LLC





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300 Interpace Parkway, Building A, Parsippany, NJ  07054








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